UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund:  BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II , 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2025

Date of reporting period: 07/31/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$68	0.65%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 9.55%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 15.72% and the Fund’s custom benchmark, a blend of 50% MSCI World High Dividend Yield Index (Net) and 50% Bloomberg High Yield 2% Issuer Capped Index, returned 8.13%.

What contributed to performance?

Risk assets performed well during the reporting period, supported by resilient economic data, dovish policy shifts by major central banks, and persistent demand for income-generating assets. Against this backdrop, covered call strategies made the largest contribution to the Fund’s absolute return, followed by U.S. equities and higher yielding bank loans (covered calls involve the use of derivatives). The gains in these areas were amplified by positive stock selection, particularly in cyclical and growth sectors, as well as tactical positioning that capitalized on investors’ appetite for yield.

Positions in U.S. and European high yield corporate bonds contributed meaningfully, aided by tightening spreads and steady demand. Allocations to higher yielding collateralized loan obligations (“CLOs”) and infrastructure stocks also delivered gains. Generally speaking, the infrastructure sector benefited from the stable cash flows and inflation-linked contracts of the underlying companies.

Preferred securities, duration risk-management strategies, and emerging market debt further contributed (duration is a measure of interest rate sensitivity). High-quality CLOs, high-quality commercial mortgage-backed securities/non-agency mortgage-backed securities, and international developed-market equities also helped returns. Cash management, options positioning, and holdings in high-quality government bonds and investment-grade corporates provided smaller contributions.

What detracted from performance?

At a time of positive financial market performance, no aspects of the Fund’s broad positioning detracted from results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 15	$9,555	$9,338	$9,986	$9,612
Sep 15	$9,279	$8,994	$10,053	$9,366
Oct 15	$9,710	$9,707	$10,055	$9,856
Nov 15	$9,704	$9,658	$10,028	$9,674
Dec 15	$9,526	$9,488	$9,996	$9,483
Jan 16	$9,122	$8,921	$10,133	$9,242
Feb 16	$8,995	$8,854	$10,205	$9,301
Mar 16	$9,444	$9,455	$10,299	$9,822
Apr 16	$9,612	$9,605	$10,338	$10,113
May 16	$9,751	$9,659	$10,341	$10,145
Jun 16	$9,674	$9,551	$10,527	$10,239
Jul 16	$10,040	$9,954	$10,594	$10,502
Aug 16	$10,141	$9,962	$10,581	$10,583
Sep 16	$10,160	$10,015	$10,575	$10,656
Oct 16	$10,079	$9,821	$10,494	$10,518
Nov 16	$10,095	$9,963	$10,246	$10,485
Dec 16	$10,328	$10,201	$10,261	$10,733
Jan 17	$10,529	$10,447	$10,281	$10,883
Feb 17	$10,735	$10,737	$10,350	$11,128
Mar 17	$10,807	$10,852	$10,344	$11,195
Apr 17	$10,953	$11,012	$10,424	$11,295
May 17	$11,037	$11,245	$10,504	$11,500
Jun 17	$11,106	$11,288	$10,494	$11,496
Jul 17	$11,284	$11,559	$10,539	$11,654
Aug 17	$11,280	$11,575	$10,634	$11,662
Sep 17	$11,440	$11,835	$10,583	$11,864
Oct 17	$11,573	$12,058	$10,589	$11,909
Nov 17	$11,683	$12,320	$10,575	$12,028
Dec 17	$11,822	$12,486	$10,624	$12,099
Jan 18	$12,125	$13,145	$10,502	$12,360
Feb 18	$11,727	$12,601	$10,402	$12,001
Mar 18	$11,604	$12,326	$10,469	$11,860
Apr 18	$11,680	$12,468	$10,391	$11,943
May 18	$11,736	$12,546	$10,465	$11,867
Jun 18	$11,694	$12,540	$10,452	$11,907
Jul 18	$11,990	$12,932	$10,455	$12,192
Aug 18	$12,059	$13,092	$10,522	$12,241
Sep 18	$12,070	$13,165	$10,454	$12,336
Oct 18	$11,554	$12,198	$10,372	$11,954
Nov 18	$11,618	$12,336	$10,433	$12,054
Dec 18	$10,998	$11,398	$10,625	$11,522
Jan 19	$11,762	$12,285	$10,738	$12,109
Feb 19	$11,936	$12,655	$10,732	$12,397
Mar 19	$12,122	$12,821	$10,938	$12,535
Apr 19	$12,366	$13,276	$10,941	$12,725
May 19	$12,120	$12,510	$11,135	$12,354
Jun 19	$12,561	$13,334	$11,275	$12,890
Jul 19	$12,618	$13,400	$11,299	$12,886
Aug 19	$12,576	$13,126	$11,592	$12,808
Sep 19	$12,717	$13,405	$11,531	$13,049
Oct 19	$12,805	$13,746	$11,565	$13,224
Nov 19	$12,925	$14,129	$11,559	$13,344
Dec 19	$13,197	$14,552	$11,551	$13,681
Jan 20	$13,198	$14,464	$11,774	$13,494
Feb 20	$12,608	$13,241	$11,986	$12,783
Mar 20	$10,672	$11,489	$11,915	$11,314
Apr 20	$11,482	$12,744	$12,127	$12,027
May 20	$11,924	$13,360	$12,183	$12,416
Jun 20	$12,059	$13,713	$12,260	$12,515
Jul 20	$12,501	$14,369	$12,443	$12,962
Aug 20	$12,775	$15,329	$12,343	$13,236
Sep 20	$12,616	$14,800	$12,336	$13,000
Oct 20	$12,462	$14,346	$12,281	$12,824
Nov 20	$13,361	$16,181	$12,401	$13,830
Dec 20	$13,790	$16,867	$12,418	$14,183
Jan 21	$13,761	$16,699	$12,329	$14,114
Feb 21	$13,900	$17,127	$12,151	$14,230
Mar 21	$14,144	$17,697	$12,000	$14,679
Apr 21	$14,560	$18,520	$12,094	$14,915
May 21	$14,692	$18,787	$12,134	$15,150
Jun 21	$14,831	$19,067	$12,219	$15,186
Jul 21	$14,904	$19,409	$12,356	$15,297
Aug 21	$15,162	$19,892	$12,332	$15,420
Sep 21	$14,729	$19,066	$12,225	$15,100
Oct 21	$15,061	$20,146	$12,222	$15,280
Nov 21	$14,819	$19,704	$12,258	$14,971
Dec 21	$15,275	$20,546	$12,227	$15,682
Jan 22	$14,737	$19,459	$11,964	$15,413
Feb 22	$14,335	$18,967	$11,830	$15,232
Mar 22	$14,416	$19,488	$11,501	$15,320
Apr 22	$13,601	$17,869	$11,065	$14,789
May 22	$13,463	$17,882	$11,136	$14,886
Jun 22	$12,524	$16,333	$10,962	$13,898
Jul 22	$13,258	$17,630	$11,229	$14,488
Aug 22	$12,855	$16,893	$10,912	$14,031
Sep 22	$11,869	$15,323	$10,441	$13,221
Oct 22	$12,297	$16,423	$10,305	$13,888
Nov 22	$12,932	$17,565	$10,684	$14,592
Dec 22	$12,621	$16,819	$10,636	$14,443
Jan 23	$13,361	$18,009	$10,963	$14,918
Feb 23	$13,034	$17,576	$10,680	$14,576
Mar 23	$13,125	$18,119	$10,951	$14,821
Apr 23	$13,326	$18,437	$11,018	$15,032
May 23	$13,116	$18,253	$10,898	$14,627
Jun 23	$13,507	$19,357	$10,859	$15,108
Jul 23	$13,812	$20,007	$10,851	$15,478
Aug 23	$13,626	$19,529	$10,782	$15,322
Sep 23	$13,285	$18,687	$10,508	$15,016
Oct 23	$13,076	$18,144	$10,342	$14,654
Nov 23	$13,881	$19,845	$10,810	$15,462
Dec 23	$14,427	$20,820	$11,224	$16,080
Jan 24	$14,505	$21,070	$11,193	$16,123
Feb 24	$14,727	$21,963	$11,035	$16,214
Mar 24	$15,084	$22,669	$11,137	$16,642
Apr 24	$14,738	$21,827	$10,856	$16,326
May 24	$15,072	$22,801	$11,040	$16,657
Jun 24	$15,237	$23,265	$11,144	$16,610
Jul 24	$15,523	$23,675	$11,405	$17,178
Aug 24	$15,851	$24,301	$11,569	$17,612
Sep 24	$16,082	$24,746	$11,724	$17,896
Oct 24	$15,945	$24,255	$11,433	$17,593
Nov 24	$16,401	$25,368	$11,554	$17,856
Dec 24	$15,987	$24,707	$11,365	$17,391
Jan 25	$16,376	$25,579	$11,425	$17,812
Feb 25	$16,460	$25,395	$11,676	$18,161
Mar 25	$16,046	$24,264	$11,681	$18,048
Apr 25	$16,018	$24,480	$11,727	$17,958
May 25	$16,511	$25,929	$11,643	$18,284
Jun 25	$16,943	$27,048	$11,822	$18,599
Jul 25	$17,006	$27,396	$11,790	$18,575

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	9.55%	6.35%	5.45%
MSCI World Index (Net)...
	15.72	13.78	10.60
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	8.13	7.46	6.39

Key Fund statistics

Net Assets...
$1,267,027,965
Number of Portfolio Holdings...
2,501
Net Investment Advisory Fees...
$5,377,083
Portfolio Turnover Rate...
148%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
6.6%
iShares Broad USD High Yield Corporate Bond ETF...
5.5
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
1.6
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
1.2
Toronto-Dominion Bank (The) (Apple, Inc.), 15.17%, 08/04/25...
0.9
Barclays Bank plc (Alphabet, Inc.), 17.95%, 09/08/25...
0.9
Societe Generale SA (Amazon.com, Inc.), 17.53%, 08/04/25...
0.8
Microsoft Corp...
0.5
iShares International Dividend Growth ETF...
0.5
Royal Bank of Canada (JPMorgan Chase & Co.), 12.22%, 08/28/25...
0.5

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
25.3%
Common Stocks...
22.1
Investment Companies...
12.6
Floating Rate Loan Interests...
12.0
Corporate Bonds...
11.3
Asset-Backed Securities...
11.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.3
Preferred Securities...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Institutional Shares | BDHIX

Annual Shareholder Report — July 31, 2025

BDHIX-07/25-AR

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$95	0.90%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 9.15%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 15.72% and the Fund’s custom benchmark, a blend of 50% MSCI World High Dividend Yield Index (Net) and 50% Bloomberg High Yield 2% Issuer Capped Index, returned 8.13%.

What contributed to performance?

Risk assets performed well during the reporting period, supported by resilient economic data, dovish policy shifts by major central banks, and persistent demand for income-generating assets. Against this backdrop, covered call strategies made the largest contribution to the Fund’s absolute return, followed by U.S. equities and higher yielding bank loans (covered calls involve the use of derivatives). The gains in these areas were amplified by positive stock selection, particularly in cyclical and growth sectors, as well as tactical positioning that capitalized on investors’ appetite for yield.

Positions in U.S. and European high yield corporate bonds contributed meaningfully, aided by tightening spreads and steady demand. Allocations to higher yielding collateralized loan obligations (“CLOs”) and infrastructure stocks also delivered gains. Generally speaking, the infrastructure sector benefited from the stable cash flows and inflation-linked contracts of the underlying companies.

Preferred securities, duration risk-management strategies, and emerging market debt further contributed (duration is a measure of interest rate sensitivity). High-quality CLOs, high-quality commercial mortgage-backed securities/non-agency mortgage-backed securities, and international developed-market equities also helped returns. Cash management, options positioning, and holdings in high-quality government bonds and investment-grade corporates provided smaller contributions.

What detracted from performance?

At a time of positive financial market performance, no aspects of the Fund’s broad positioning detracted from results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 15	$9,061	$9,338	$9,986	$9,612
Sep 15	$8,788	$8,994	$10,053	$9,366
Oct 15	$9,194	$9,707	$10,055	$9,856
Nov 15	$9,187	$9,658	$10,028	$9,674
Dec 15	$9,016	$9,488	$9,996	$9,483
Jan 16	$8,632	$8,921	$10,133	$9,242
Feb 16	$8,510	$8,854	$10,205	$9,301
Mar 16	$8,943	$9,455	$10,299	$9,822
Apr 16	$9,090	$9,605	$10,338	$10,113
May 16	$9,220	$9,659	$10,341	$10,145
Jun 16	$9,155	$9,551	$10,527	$10,239
Jul 16	$9,499	$9,954	$10,594	$10,502
Aug 16	$9,582	$9,962	$10,581	$10,583
Sep 16	$9,598	$10,015	$10,575	$10,656
Oct 16	$9,520	$9,821	$10,494	$10,518
Nov 16	$9,544	$9,963	$10,246	$10,485
Dec 16	$9,751	$10,201	$10,261	$10,733
Jan 17	$9,939	$10,447	$10,281	$10,883
Feb 17	$10,131	$10,737	$10,350	$11,128
Mar 17	$10,208	$10,852	$10,344	$11,195
Apr 17	$10,344	$11,012	$10,424	$11,295
May 17	$10,410	$11,245	$10,504	$11,500
Jun 17	$10,473	$11,288	$10,494	$11,496
Jul 17	$10,638	$11,559	$10,539	$11,654
Aug 17	$10,644	$11,575	$10,634	$11,662
Sep 17	$10,792	$11,835	$10,583	$11,864
Oct 17	$10,915	$12,058	$10,589	$11,909
Nov 17	$11,005	$12,320	$10,575	$12,028
Dec 17	$11,145	$12,486	$10,624	$12,099
Jan 18	$11,416	$13,145	$10,502	$12,360
Feb 18	$11,040	$12,601	$10,402	$12,001
Mar 18	$10,933	$12,326	$10,469	$11,860
Apr 18	$10,991	$12,468	$10,391	$11,943
May 18	$11,041	$12,546	$10,465	$11,867
Jun 18	$10,999	$12,540	$10,452	$11,907
Jul 18	$11,276	$12,932	$10,455	$12,192
Aug 18	$11,338	$13,092	$10,522	$12,241
Sep 18	$11,346	$13,165	$10,454	$12,336
Oct 18	$10,858	$12,198	$10,372	$11,954
Nov 18	$10,917	$12,336	$10,433	$12,054
Dec 18	$10,344	$11,398	$10,625	$11,522
Jan 19	$11,047	$12,285	$10,738	$12,109
Feb 19	$11,220	$12,655	$10,732	$12,397
Mar 19	$11,381	$12,821	$10,938	$12,535
Apr 19	$11,619	$13,276	$10,941	$12,725
May 19	$11,374	$12,510	$11,135	$12,354
Jun 19	$11,786	$13,334	$11,275	$12,890
Jul 19	$11,836	$13,400	$11,299	$12,886
Aug 19	$11,794	$13,126	$11,592	$12,808
Sep 19	$11,925	$13,405	$11,531	$13,049
Oct 19	$12,004	$13,746	$11,565	$13,224
Nov 19	$12,114	$14,129	$11,559	$13,344
Dec 19	$12,367	$14,552	$11,551	$13,681
Jan 20	$12,365	$14,464	$11,774	$13,494
Feb 20	$11,822	$13,241	$11,986	$12,783
Mar 20	$9,994	$11,489	$11,915	$11,314
Apr 20	$10,763	$12,744	$12,127	$12,027
May 20	$11,162	$13,360	$12,183	$12,416
Jun 20	$11,286	$13,713	$12,260	$12,515
Jul 20	$11,697	$14,369	$12,443	$12,962
Aug 20	$11,951	$15,329	$12,343	$13,236
Sep 20	$11,800	$14,800	$12,336	$13,000
Oct 20	$11,653	$14,346	$12,281	$12,824
Nov 20	$12,491	$16,181	$12,401	$13,830
Dec 20	$12,890	$16,867	$12,418	$14,183
Jan 21	$12,874	$16,699	$12,329	$14,114
Feb 21	$12,987	$17,127	$12,151	$14,230
Mar 21	$13,212	$17,697	$12,000	$14,679
Apr 21	$13,599	$18,520	$12,094	$14,915
May 21	$13,719	$18,787	$12,134	$15,150
Jun 21	$13,845	$19,067	$12,219	$15,186
Jul 21	$13,924	$19,409	$12,356	$15,297
Aug 21	$14,162	$19,892	$12,332	$15,420
Sep 21	$13,742	$19,066	$12,225	$15,100
Oct 21	$14,062	$20,146	$12,222	$15,280
Nov 21	$13,833	$19,704	$12,258	$14,971
Dec 21	$14,242	$20,546	$12,227	$15,682
Jan 22	$13,751	$19,459	$11,964	$15,413
Feb 22	$13,374	$18,967	$11,830	$15,232
Mar 22	$13,432	$19,488	$11,501	$15,320
Apr 22	$12,671	$17,869	$11,065	$14,789
May 22	$12,553	$17,882	$11,136	$14,886
Jun 22	$11,662	$16,333	$10,962	$13,898
Jul 22	$12,343	$17,630	$11,229	$14,488
Aug 22	$11,965	$16,893	$10,912	$14,031
Sep 22	$11,045	$15,323	$10,441	$13,221
Oct 22	$11,455	$16,423	$10,305	$13,888
Nov 22	$12,029	$17,565	$10,684	$14,592
Dec 22	$11,753	$16,819	$10,636	$14,443
Jan 23	$12,423	$18,009	$10,963	$14,918
Feb 23	$12,117	$17,576	$10,680	$14,576
Mar 23	$12,199	$18,119	$10,951	$14,821
Apr 23	$12,383	$18,437	$11,018	$15,032
May 23	$12,185	$18,253	$10,898	$14,627
Jun 23	$12,546	$19,357	$10,859	$15,108
Jul 23	$12,842	$20,007	$10,851	$15,478
Aug 23	$12,651	$19,529	$10,782	$15,322
Sep 23	$12,348	$18,687	$10,508	$15,016
Oct 23	$12,135	$18,144	$10,342	$14,654
Nov 23	$12,880	$19,845	$10,810	$15,462
Dec 23	$13,384	$20,820	$11,224	$16,080
Jan 24	$13,453	$21,070	$11,193	$16,123
Feb 24	$13,673	$21,963	$11,035	$16,214
Mar 24	$13,985	$22,669	$11,137	$16,642
Apr 24	$13,660	$21,827	$10,856	$16,326
May 24	$13,983	$22,801	$11,040	$16,657
Jun 24	$14,118	$23,265	$11,144	$16,610
Jul 24	$14,396	$23,675	$11,405	$17,178
Aug 24	$14,680	$24,301	$11,569	$17,612
Sep 24	$14,908	$24,746	$11,724	$17,896
Oct 24	$14,761	$24,255	$11,433	$17,593
Nov 24	$15,180	$25,368	$11,554	$17,856
Dec 24	$14,811	$24,707	$11,365	$17,391
Jan 25	$15,168	$25,579	$11,425	$17,812
Feb 25	$15,242	$25,395	$11,676	$18,161
Mar 25	$14,838	$24,264	$11,681	$18,048
Apr 25	$14,810	$24,480	$11,727	$17,958
May 25	$15,280	$25,929	$11,643	$18,284
Jun 25	$15,659	$27,048	$11,822	$18,599
Jul 25	$15,714	$27,396	$11,790	$18,575

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.15%	6.08%	5.19%
Investor A Shares (with sales charge)...
	3.42	4.94	4.62
MSCI World Index (Net)...
	15.72	13.78	10.60
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	8.13	7.46	6.39

Key Fund statistics

Net Assets...
$1,267,027,965
Number of Portfolio Holdings...
2,501
Net Investment Advisory Fees...
$5,377,083
Portfolio Turnover Rate...
148%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
6.6%
iShares Broad USD High Yield Corporate Bond ETF...
5.5
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
1.6
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
1.2
Toronto-Dominion Bank (The) (Apple, Inc.), 15.17%, 08/04/25...
0.9
Barclays Bank plc (Alphabet, Inc.), 17.95%, 09/08/25...
0.9
Societe Generale SA (Amazon.com, Inc.), 17.53%, 08/04/25...
0.8
Microsoft Corp...
0.5
iShares International Dividend Growth ETF...
0.5
Royal Bank of Canada (JPMorgan Chase & Co.), 12.22%, 08/28/25...
0.5

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
25.3%
Common Stocks...
22.1
Investment Companies...
12.6
Floating Rate Loan Interests...
12.0
Corporate Bonds...
11.3
Asset-Backed Securities...
11.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.3
Preferred Securities...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor A Shares | BDHAX

Annual Shareholder Report — July 31, 2025

BDHAX-07/25-AR

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$172	1.65%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor C Shares returned 8.36%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 15.72% and the Fund’s custom benchmark, a blend of 50% MSCI World High Dividend Yield Index (Net) and 50% Bloomberg High Yield 2% Issuer Capped Index, returned 8.13%.

What contributed to performance?

Risk assets performed well during the reporting period, supported by resilient economic data, dovish policy shifts by major central banks, and persistent demand for income-generating assets. Against this backdrop, covered call strategies made the largest contribution to the Fund’s absolute return, followed by U.S. equities and higher yielding bank loans (covered calls involve the use of derivatives). The gains in these areas were amplified by positive stock selection, particularly in cyclical and growth sectors, as well as tactical positioning that capitalized on investors’ appetite for yield.

Positions in U.S. and European high yield corporate bonds contributed meaningfully, aided by tightening spreads and steady demand. Allocations to higher yielding collateralized loan obligations (“CLOs”) and infrastructure stocks also delivered gains. Generally speaking, the infrastructure sector benefited from the stable cash flows and inflation-linked contracts of the underlying companies.

Preferred securities, duration risk-management strategies, and emerging market debt further contributed (duration is a measure of interest rate sensitivity). High-quality CLOs, high-quality commercial mortgage-backed securities/non-agency mortgage-backed securities, and international developed-market equities also helped returns. Cash management, options positioning, and holdings in high-quality government bonds and investment-grade corporates provided smaller contributions.

What detracted from performance?

At a time of positive financial market performance, no aspects of the Fund’s broad positioning detracted from results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor C Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 15	$9,556	$9,338	$9,986	$9,612
Sep 15	$9,262	$8,994	$10,053	$9,366
Oct 15	$9,684	$9,707	$10,055	$9,856
Nov 15	$9,671	$9,658	$10,028	$9,674
Dec 15	$9,485	$9,488	$9,996	$9,483
Jan 16	$9,075	$8,921	$10,133	$9,242
Feb 16	$8,941	$8,854	$10,205	$9,301
Mar 16	$9,390	$9,455	$10,299	$9,822
Apr 16	$9,539	$9,605	$10,338	$10,113
May 16	$9,670	$9,659	$10,341	$10,145
Jun 16	$9,595	$9,551	$10,527	$10,239
Jul 16	$9,950	$9,954	$10,594	$10,502
Aug 16	$10,031	$9,962	$10,581	$10,583
Sep 16	$10,041	$10,015	$10,575	$10,656
Oct 16	$9,953	$9,821	$10,494	$10,518
Nov 16	$9,972	$9,963	$10,246	$10,485
Dec 16	$10,182	$10,201	$10,261	$10,733
Jan 17	$10,371	$10,447	$10,281	$10,883
Feb 17	$10,566	$10,737	$10,350	$11,128
Mar 17	$10,629	$10,852	$10,344	$11,195
Apr 17	$10,775	$11,012	$10,424	$11,295
May 17	$10,837	$11,245	$10,504	$11,500
Jun 17	$10,895	$11,288	$10,494	$11,496
Jul 17	$11,061	$11,559	$10,539	$11,654
Aug 17	$11,059	$11,575	$10,634	$11,662
Sep 17	$11,207	$11,835	$10,583	$11,864
Oct 17	$11,328	$12,058	$10,589	$11,909
Nov 17	$11,414	$12,320	$10,575	$12,028
Dec 17	$11,552	$12,486	$10,624	$12,099
Jan 18	$11,826	$13,145	$10,502	$12,360
Feb 18	$11,430	$12,601	$10,402	$12,001
Mar 18	$11,299	$12,326	$10,469	$11,860
Apr 18	$11,365	$12,468	$10,391	$11,943
May 18	$11,409	$12,546	$10,465	$11,867
Jun 18	$11,359	$12,540	$10,452	$11,907
Jul 18	$11,637	$12,932	$10,455	$12,192
Aug 18	$11,694	$13,092	$10,522	$12,241
Sep 18	$11,695	$13,165	$10,454	$12,336
Oct 18	$11,185	$12,198	$10,372	$11,954
Nov 18	$11,238	$12,336	$10,433	$12,054
Dec 18	$10,641	$11,398	$10,625	$11,522
Jan 19	$11,358	$12,285	$10,738	$12,109
Feb 19	$11,530	$12,655	$10,732	$12,397
Mar 19	$11,688	$12,821	$10,938	$12,535
Apr 19	$11,925	$13,276	$10,941	$12,725
May 19	$11,666	$12,510	$11,135	$12,354
Jun 19	$12,081	$13,334	$11,275	$12,890
Jul 19	$12,125	$13,400	$11,299	$12,886
Aug 19	$12,075	$13,126	$11,592	$12,808
Sep 19	$12,201	$13,405	$11,531	$13,049
Oct 19	$12,275	$13,746	$11,565	$13,224
Nov 19	$12,380	$14,129	$11,559	$13,344
Dec 19	$12,631	$14,552	$11,551	$13,681
Jan 20	$12,620	$14,464	$11,774	$13,494
Feb 20	$12,046	$13,241	$11,986	$12,783
Mar 20	$10,185	$11,489	$11,915	$11,314
Apr 20	$10,964	$12,744	$12,127	$12,027
May 20	$11,363	$13,360	$12,183	$12,416
Jun 20	$11,483	$13,713	$12,260	$12,515
Jul 20	$11,894	$14,369	$12,443	$12,962
Aug 20	$12,145	$15,329	$12,343	$13,236
Sep 20	$11,983	$14,800	$12,336	$13,000
Oct 20	$11,827	$14,346	$12,281	$12,824
Nov 20	$12,671	$16,181	$12,401	$13,830
Dec 20	$13,068	$16,867	$12,418	$14,183
Jan 21	$13,029	$16,699	$12,329	$14,114
Feb 21	$13,150	$17,127	$12,151	$14,230
Mar 21	$13,370	$17,697	$12,000	$14,679
Apr 21	$13,753	$18,520	$12,094	$14,915
May 21	$13,865	$18,787	$12,134	$15,150
Jun 21	$13,985	$19,067	$12,219	$15,186
Jul 21	$14,042	$19,409	$12,356	$15,297
Aug 21	$14,287	$19,892	$12,332	$15,420
Sep 21	$13,854	$19,066	$12,225	$15,100
Oct 21	$14,155	$20,146	$12,222	$15,280
Nov 21	$13,929	$19,704	$12,258	$14,971
Dec 21	$14,332	$20,546	$12,227	$15,682
Jan 22	$13,815	$19,459	$11,964	$15,413
Feb 22	$13,427	$18,967	$11,830	$15,232
Mar 22	$13,492	$19,488	$11,501	$15,320
Apr 22	$12,718	$17,869	$11,065	$14,789
May 22	$12,592	$17,882	$11,136	$14,886
Jun 22	$11,689	$16,333	$10,962	$13,898
Jul 22	$12,366	$17,630	$11,229	$14,488
Aug 22	$11,979	$16,893	$10,912	$14,031
Sep 22	$11,049	$15,323	$10,441	$13,221
Oct 22	$11,453	$16,423	$10,305	$13,888
Nov 22	$12,020	$17,565	$10,684	$14,592
Dec 22	$11,736	$16,819	$10,636	$14,443
Jan 23	$12,398	$18,009	$10,963	$14,918
Feb 23	$12,086	$17,576	$10,680	$14,576
Mar 23	$12,160	$18,119	$10,951	$14,821
Apr 23	$12,336	$18,437	$11,018	$15,032
May 23	$12,131	$18,253	$10,898	$14,627
Jun 23	$12,483	$19,357	$10,859	$15,108
Jul 23	$12,770	$20,007	$10,851	$15,478
Aug 23	$12,580	$19,529	$10,782	$15,322
Sep 23	$12,279	$18,687	$10,508	$15,016
Oct 23	$12,067	$18,144	$10,342	$14,654
Nov 23	$12,808	$19,845	$10,810	$15,462
Dec 23	$13,309	$20,820	$11,224	$16,080
Jan 24	$13,378	$21,070	$11,193	$16,123
Feb 24	$13,596	$21,963	$11,035	$16,214
Mar 24	$13,906	$22,669	$11,137	$16,642
Apr 24	$13,584	$21,827	$10,856	$16,326
May 24	$13,905	$22,801	$11,040	$16,657
Jun 24	$14,039	$23,265	$11,144	$16,610
Jul 24	$14,316	$23,675	$11,405	$17,178
Aug 24	$14,598	$24,301	$11,569	$17,612
Sep 24	$14,824	$24,746	$11,724	$17,896
Oct 24	$14,678	$24,255	$11,433	$17,593
Nov 24	$15,095	$25,368	$11,554	$17,856
Dec 24	$14,728	$24,707	$11,365	$17,391
Jan 25	$15,083	$25,579	$11,425	$17,812
Feb 25	$15,157	$25,395	$11,676	$18,161
Mar 25	$14,755	$24,264	$11,681	$18,048
Apr 25	$14,727	$24,480	$11,727	$17,958
May 25	$15,195	$25,929	$11,643	$18,284
Jun 25	$15,571	$27,048	$11,822	$18,599
Jul 25	$15,626	$27,396	$11,790	$18,575

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	8.36%	5.30%	4.56%
Investor C Shares (with sales charge)...
	7.36	5.30	4.56
MSCI World Index (Net)...
	15.72	13.78	10.60
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	8.13	7.46	6.39

Key Fund statistics

Net Assets...
$1,267,027,965
Number of Portfolio Holdings...
2,501
Net Investment Advisory Fees...
$5,377,083
Portfolio Turnover Rate...
148%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
6.6%
iShares Broad USD High Yield Corporate Bond ETF...
5.5
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
1.6
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
1.2
Toronto-Dominion Bank (The) (Apple, Inc.), 15.17%, 08/04/25...
0.9
Barclays Bank plc (Alphabet, Inc.), 17.95%, 09/08/25...
0.9
Societe Generale SA (Amazon.com, Inc.), 17.53%, 08/04/25...
0.8
Microsoft Corp...
0.5
iShares International Dividend Growth ETF...
0.5
Royal Bank of Canada (JPMorgan Chase & Co.), 12.22%, 08/28/25...
0.5

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
25.3%
Common Stocks...
22.1
Investment Companies...
12.6
Floating Rate Loan Interests...
12.0
Corporate Bonds...
11.3
Asset-Backed Securities...
11.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.3
Preferred Securities...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Investor C Shares | BDHCX

Annual Shareholder Report — July 31, 2025

BDHCX-07/25-AR

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Dynamic High Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$63	0.60%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 9.60%.

  For the same period, the Fund’s benchmark, the MSCI World Index (Net), returned 15.72% and the Fund’s custom benchmark, a blend of 50% MSCI World High Dividend Yield Index (Net) and 50% Bloomberg High Yield 2% Issuer Capped Index, returned 8.13%.

What contributed to performance?

Risk assets performed well during the reporting period, supported by resilient economic data, dovish policy shifts by major central banks, and persistent demand for income-generating assets. Against this backdrop, covered call strategies made the largest contribution to the Fund’s absolute return, followed by U.S. equities and higher yielding bank loans (covered calls involve the use of derivatives). The gains in these areas were amplified by positive stock selection, particularly in cyclical and growth sectors, as well as tactical positioning that capitalized on investors’ appetite for yield.

Positions in U.S. and European high yield corporate bonds contributed meaningfully, aided by tightening spreads and steady demand. Allocations to higher yielding collateralized loan obligations (“CLOs”) and infrastructure stocks also delivered gains. Generally speaking, the infrastructure sector benefited from the stable cash flows and inflation-linked contracts of the underlying companies.

Preferred securities, duration risk-management strategies, and emerging market debt further contributed (duration is a measure of interest rate sensitivity). High-quality CLOs, high-quality commercial mortgage-backed securities/non-agency mortgage-backed securities, and international developed-market equities also helped returns. Cash management, options positioning, and holdings in high-quality government bonds and investment-grade corporates provided smaller contributions.

What detracted from performance?

At a time of positive financial market performance, no aspects of the Fund’s broad positioning detracted from results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	MSCI World Index (Net)	Bloomberg U.S. Aggregate Bond Index	50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index
Aug 15	$9,555	$9,338	$9,986	$9,612
Sep 15	$9,279	$8,994	$10,053	$9,366
Oct 15	$9,710	$9,707	$10,055	$9,856
Nov 15	$9,704	$9,658	$10,028	$9,674
Dec 15	$9,526	$9,488	$9,996	$9,483
Jan 16	$9,122	$8,921	$10,133	$9,242
Feb 16	$8,995	$8,854	$10,205	$9,301
Mar 16	$9,454	$9,455	$10,299	$9,822
Apr 16	$9,612	$9,605	$10,338	$10,113
May 16	$9,752	$9,659	$10,341	$10,145
Jun 16	$9,686	$9,551	$10,527	$10,239
Jul 16	$10,052	$9,954	$10,594	$10,502
Aug 16	$10,143	$9,962	$10,581	$10,583
Sep 16	$10,162	$10,015	$10,575	$10,656
Oct 16	$10,082	$9,821	$10,494	$10,518
Nov 16	$10,109	$9,963	$10,246	$10,485
Dec 16	$10,332	$10,201	$10,261	$10,733
Jan 17	$10,533	$10,447	$10,281	$10,883
Feb 17	$10,751	$10,737	$10,350	$11,128
Mar 17	$10,824	$10,852	$10,344	$11,195
Apr 17	$10,970	$11,012	$10,424	$11,295
May 17	$11,043	$11,245	$10,504	$11,500
Jun 17	$11,113	$11,288	$10,494	$11,496
Jul 17	$11,291	$11,559	$10,539	$11,654
Aug 17	$11,300	$11,575	$10,634	$11,662
Sep 17	$11,460	$11,835	$10,583	$11,864
Oct 17	$11,594	$12,058	$10,589	$11,909
Nov 17	$11,693	$12,320	$10,575	$12,028
Dec 17	$11,844	$12,486	$10,624	$12,099
Jan 18	$12,135	$13,145	$10,502	$12,360
Feb 18	$11,738	$12,601	$10,402	$12,001
Mar 18	$11,627	$12,326	$10,469	$11,860
Apr 18	$11,692	$12,468	$10,391	$11,943
May 18	$11,760	$12,546	$10,465	$11,867
Jun 18	$11,719	$12,540	$10,452	$11,907
Jul 18	$12,016	$12,932	$10,455	$12,192
Aug 18	$12,085	$13,092	$10,522	$12,241
Sep 18	$12,097	$13,165	$10,454	$12,336
Oct 18	$11,568	$12,198	$10,372	$11,954
Nov 18	$11,646	$12,336	$10,433	$12,054
Dec 18	$11,025	$11,398	$10,625	$11,522
Jan 19	$11,778	$12,285	$10,738	$12,109
Feb 19	$11,965	$12,655	$10,732	$12,397
Mar 19	$12,140	$12,821	$10,938	$12,535
Apr 19	$12,397	$13,276	$10,941	$12,725
May 19	$12,139	$12,510	$11,135	$12,354
Jun 19	$12,594	$13,334	$11,275	$12,890
Jul 19	$12,651	$13,400	$11,299	$12,886
Aug 19	$12,596	$13,126	$11,592	$12,808
Sep 19	$12,739	$13,405	$11,531	$13,049
Oct 19	$12,827	$13,746	$11,565	$13,224
Nov 19	$12,948	$14,129	$11,559	$13,344
Dec 19	$13,221	$14,552	$11,551	$13,681
Jan 20	$13,222	$14,464	$11,774	$13,494
Feb 20	$12,645	$13,241	$11,986	$12,783
Mar 20	$10,692	$11,489	$11,915	$11,314
Apr 20	$11,519	$12,744	$12,127	$12,027
May 20	$11,948	$13,360	$12,183	$12,416
Jun 20	$12,084	$13,713	$12,260	$12,515
Jul 20	$12,541	$14,369	$12,443	$12,962
Aug 20	$12,803	$15,329	$12,343	$13,236
Sep 20	$12,643	$14,800	$12,336	$13,000
Oct 20	$12,490	$14,346	$12,281	$12,824
Nov 20	$13,405	$16,181	$12,401	$13,830
Dec 20	$13,822	$16,867	$12,418	$14,183
Jan 21	$13,808	$16,699	$12,329	$14,114
Feb 21	$13,947	$17,127	$12,151	$14,230
Mar 21	$14,178	$17,697	$12,000	$14,679
Apr 21	$14,596	$18,520	$12,094	$14,915
May 21	$14,743	$18,787	$12,134	$15,150
Jun 21	$14,868	$19,067	$12,219	$15,186
Jul 21	$14,957	$19,409	$12,356	$15,297
Aug 21	$15,216	$19,892	$12,332	$15,420
Sep 21	$14,768	$19,066	$12,225	$15,100
Oct 21	$15,116	$20,146	$12,222	$15,280
Nov 21	$14,874	$19,704	$12,258	$14,971
Dec 21	$15,317	$20,546	$12,227	$15,682
Jan 22	$14,793	$19,459	$11,964	$15,413
Feb 22	$14,391	$18,967	$11,830	$15,232
Mar 22	$14,457	$19,488	$11,501	$15,320
Apr 22	$13,656	$17,869	$11,065	$14,789
May 22	$13,518	$17,882	$11,136	$14,886
Jun 22	$12,561	$16,333	$10,962	$13,898
Jul 22	$13,298	$17,630	$11,229	$14,488
Aug 22	$12,894	$16,893	$10,912	$14,031
Sep 22	$11,906	$15,323	$10,441	$13,221
Oct 22	$12,351	$16,423	$10,305	$13,888
Nov 22	$12,973	$17,565	$10,684	$14,592
Dec 22	$12,678	$16,819	$10,636	$14,443
Jan 23	$13,404	$18,009	$10,963	$14,918
Feb 23	$13,077	$17,576	$10,680	$14,576
Mar 23	$13,169	$18,119	$10,951	$14,821
Apr 23	$13,387	$18,437	$11,018	$15,032
May 23	$13,160	$18,253	$10,898	$14,627
Jun 23	$13,554	$19,357	$10,859	$15,108
Jul 23	$13,877	$20,007	$10,851	$15,478
Aug 23	$13,674	$19,529	$10,782	$15,322
Sep 23	$13,350	$18,687	$10,508	$15,016
Oct 23	$13,123	$18,144	$10,342	$14,654
Nov 23	$13,932	$19,845	$10,810	$15,462
Dec 23	$14,498	$20,820	$11,224	$16,080
Jan 24	$14,559	$21,070	$11,193	$16,123
Feb 24	$14,800	$21,963	$11,035	$16,214
Mar 24	$15,141	$22,669	$11,137	$16,642
Apr 24	$14,812	$21,827	$10,856	$16,326
May 24	$15,147	$22,801	$11,040	$16,657
Jun 24	$15,315	$23,265	$11,144	$16,610
Jul 24	$15,602	$23,675	$11,405	$17,178
Aug 24	$15,914	$24,301	$11,569	$17,612
Sep 24	$16,165	$24,746	$11,724	$17,896
Oct 24	$16,010	$24,255	$11,433	$17,593
Nov 24	$16,468	$25,368	$11,554	$17,856
Dec 24	$16,071	$24,707	$11,365	$17,391
Jan 25	$16,463	$25,579	$11,425	$17,812
Feb 25	$16,548	$25,395	$11,676	$18,161
Mar 25	$16,113	$24,264	$11,681	$18,048
Apr 25	$16,086	$24,480	$11,727	$17,958
May 25	$16,601	$25,929	$11,643	$18,284
Jun 25	$17,017	$27,048	$11,822	$18,599
Jul 25	$17,100	$27,396	$11,790	$18,575

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	9.60%	6.40%	5.51%
MSCI World Index (Net)...
	15.72	13.78	10.60
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
50% MSCI World High Dividend Index (Net)/50% Bloomberg U.S. High Yield 2% Issuer Capped Index...
	8.13	7.46	6.39

Key Fund statistics

Net Assets...
$1,267,027,965
Number of Portfolio Holdings...
2,501
Net Investment Advisory Fees...
$5,377,083
Portfolio Turnover Rate...
148%

Performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
6.6%
iShares Broad USD High Yield Corporate Bond ETF...
5.5
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
1.6
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
1.2
Toronto-Dominion Bank (The) (Apple, Inc.), 15.17%, 08/04/25...
0.9
Barclays Bank plc (Alphabet, Inc.), 17.95%, 09/08/25...
0.9
Societe Generale SA (Amazon.com, Inc.), 17.53%, 08/04/25...
0.8
Microsoft Corp...
0.5
iShares International Dividend Growth ETF...
0.5
Royal Bank of Canada (JPMorgan Chase & Co.), 12.22%, 08/28/25...
0.5

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Equity-Linked Notes...
25.3%
Common Stocks...
22.1
Investment Companies...
12.6
Floating Rate Loan Interests...
12.0
Corporate Bonds...
11.3
Asset-Backed Securities...
11.2
Non-Agency Mortgage-Backed Securities...
3.7
Foreign Government Obligations...
1.3
Foreign Agency Obligations...
0.3
Preferred Securities...
0.1
OtherFootnote Reference(b)...
0.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Dynamic High Income Portfolio

Class K Shares | BDHKX

Annual Shareholder Report — July 31, 2025

BDHKX-07/25-AR

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$57	0.55%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Institutional Shares returned 8.22%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the Fund’s custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net), 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 33.33% Bloomberg U.S. Aggregate Bond Index, returned 6.54%.

What contributed to performance?

Income-generating assets delivered largely positive returns during the reporting period. Holdings in equities, particularly U.S. dividend stocks and covered call strategies—which captured upside in “risk-on” periods while delivering consistent income—were the largest contributors to absolute performance. (Covered calls involve the use of derivatives.)

Holdings in below investment-grade bonds also played a meaningful role in supporting Fund performance, led by allocations to bank loans, U.S. high yield corporates, and capital securities. These asset classes benefited from their relatively strong credit fundamentals and floating-rate characteristics, as well as investors’ search for yield in an environment of modest spread compression. Positions in higher-quality segments of the fixed-income market also contributed to results, led by investment-grade corporates, high-quality collateralized loan obligations, and commercial mortgage-backed securities/non-agency mortgage-backed securities. Security selection and favorable credit conditions in these areas helped offset broader interest rate volatility.

The Fund also benefited from its holdings in infrastructure stocks, international high yield corporate bonds, international developed market equities, emerging market stocks, emerging market bonds, and real estate investment trusts. Tactical option strategies made a small contribution, as well. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Duration management strategies detracted modestly. (Duration is a measure of interest rate sensitivity.) Currency management strategies also detracted, particularly during times of U.S. dollar weakness. These strategies involved the use of derivatives.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 15	$9,757	$9,986	$9,736	$9,338	$9,662
Sep 15	$9,617	$10,053	$9,592	$8,994	$9,516
Oct 15	$9,874	$10,055	$9,927	$9,707	$9,894
Nov 15	$9,830	$10,028	$9,796	$9,658	$9,857
Dec 15	$9,731	$9,996	$9,657	$9,488	$9,754
Jan 16	$9,531	$10,133	$9,537	$8,921	$9,529
Feb 16	$9,490	$10,205	$9,601	$8,854	$9,528
Mar 16	$9,791	$10,299	$9,989	$9,455	$9,895
Apr 16	$9,921	$10,338	$10,199	$9,605	$9,992
May 16	$9,995	$10,341	$10,221	$9,659	$10,021
Jun 16	$10,022	$10,527	$10,346	$9,551	$10,055
Jul 16	$10,249	$10,594	$10,544	$9,954	$10,299
Aug 16	$10,309	$10,581	$10,595	$9,962	$10,298
Sep 16	$10,327	$10,575	$10,641	$10,015	$10,322
Oct 16	$10,276	$10,494	$10,522	$9,821	$10,183
Nov 16	$10,246	$10,246	$10,417	$9,963	$10,136
Dec 16	$10,384	$10,261	$10,587	$10,201	$10,264
Jan 17	$10,521	$10,281	$10,692	$10,447	$10,398
Feb 17	$10,647	$10,350	$10,877	$10,737	$10,577
Mar 17	$10,689	$10,344	$10,918	$10,852	$10,631
Apr 17	$10,813	$10,424	$11,012	$11,012	$10,750
May 17	$10,897	$10,504	$11,173	$11,245	$10,905
Jun 17	$10,949	$10,494	$11,166	$11,288	$10,921
Jul 17	$11,059	$10,539	$11,285	$11,559	$11,075
Aug 17	$11,071	$10,634	$11,324	$11,575	$11,133
Sep 17	$11,135	$10,583	$11,436	$11,835	$11,231
Oct 17	$11,203	$10,589	$11,468	$12,058	$11,340
Nov 17	$11,236	$10,575	$11,539	$12,320	$11,456
Dec 17	$11,321	$10,624	$11,602	$12,486	$11,560
Jan 18	$11,453	$10,502	$11,725	$13,145	$11,798
Feb 18	$11,245	$10,402	$11,460	$12,601	$11,498
Mar 18	$11,168	$10,469	$11,395	$12,326	$11,410
Apr 18	$11,210	$10,391	$11,420	$12,468	$11,433
May 18	$11,215	$10,465	$11,399	$12,546	$11,509
Jun 18	$11,180	$10,452	$11,420	$12,540	$11,499
Jul 18	$11,364	$10,455	$11,603	$12,932	$11,680
Aug 18	$11,414	$10,522	$11,659	$13,092	$11,790
Sep 18	$11,427	$10,454	$11,694	$13,165	$11,785
Oct 18	$11,178	$10,372	$11,422	$12,198	$11,306
Nov 18	$11,196	$10,433	$11,508	$12,336	$11,404
Dec 18	$10,915	$10,625	$11,240	$11,398	$11,075
Jan 19	$11,382	$10,738	$11,662	$12,285	$11,565
Feb 19	$11,517	$10,732	$11,845	$12,655	$11,735
Mar 19	$11,676	$10,938	$12,008	$12,821	$11,925
Apr 19	$11,804	$10,941	$12,131	$13,276	$12,138
May 19	$11,729	$11,135	$11,967	$12,510	$11,895
Jun 19	$11,987	$11,275	$12,363	$13,334	$12,362
Jul 19	$12,036	$11,299	$12,369	$13,400	$12,406
Aug 19	$12,090	$11,592	$12,426	$13,126	$12,440
Sep 19	$12,140	$11,531	$12,560	$13,405	$12,539
Oct 19	$12,189	$11,565	$12,685	$13,746	$12,718
Nov 19	$12,245	$11,559	$12,760	$14,129	$12,892
Dec 19	$12,428	$11,551	$12,971	$14,552	$13,080
Jan 20	$12,479	$11,774	$12,936	$14,464	$13,166
Feb 20	$12,215	$11,986	$12,559	$13,241	$12,728
Mar 20	$10,976	$11,915	$11,573	$11,489	$11,849
Apr 20	$11,593	$12,127	$12,128	$12,744	$12,601
May 20	$11,919	$12,183	$12,408	$13,360	$12,935
Jun 20	$12,019	$12,260	$12,500	$13,713	$13,147
Jul 20	$12,357	$12,443	$12,859	$14,369	$13,559
Aug 20	$12,521	$12,343	$13,007	$15,329	$13,958
Sep 20	$12,435	$12,336	$12,849	$14,800	$13,713
Oct 20	$12,351	$12,281	$12,714	$14,346	$13,472
Nov 20	$12,960	$12,401	$13,421	$16,181	$14,399
Dec 20	$13,246	$12,418	$13,655	$16,867	$14,715
Jan 21	$13,231	$12,329	$13,578	$16,699	$14,589
Feb 21	$13,333	$12,151	$13,587	$17,127	$14,670
Mar 21	$13,525	$12,000	$13,817	$17,697	$14,823
Apr 21	$13,789	$12,094	$14,001	$18,520	$15,226
May 21	$13,900	$12,134	$14,164	$18,787	$15,361
Jun 21	$13,977	$12,219	$14,219	$19,067	$15,529
Jul 21	$14,013	$12,356	$14,341	$19,409	$15,755
Aug 21	$14,180	$12,332	$14,409	$19,892	$15,936
Sep 21	$13,935	$12,225	$14,168	$19,066	$15,536
Oct 21	$14,088	$12,222	$14,279	$20,146	$15,974
Nov 21	$13,898	$12,258	$14,101	$19,704	$15,823
Dec 21	$14,203	$12,227	$14,536	$20,546	$16,141
Jan 22	$13,894	$11,964	$14,265	$19,459	$15,540
Feb 22	$13,597	$11,830	$14,101	$18,967	$15,257
Mar 22	$13,625	$11,501	$14,024	$19,488	$15,254
Apr 22	$13,106	$11,065	$13,523	$17,869	$14,331
May 22	$13,019	$11,136	$13,611	$17,882	$14,383
Jun 22	$12,360	$10,962	$12,938	$16,333	$13,647
Jul 22	$12,887	$11,229	$13,409	$17,630	$14,355
Aug 22	$12,622	$10,912	$13,000	$16,893	$13,853
Sep 22	$11,931	$10,441	$12,313	$15,323	$12,909
Oct 22	$12,192	$10,305	$12,674	$16,423	$13,289
Nov 22	$12,715	$10,684	$13,258	$17,565	$13,996
Dec 22	$12,559	$10,636	$13,147	$16,819	$13,667
Jan 23	$13,165	$10,963	$13,571	$18,009	$14,361
Feb 23	$12,859	$10,680	$13,246	$17,576	$14,002
Mar 23	$12,964	$10,951	$13,507	$18,119	$14,397
Apr 23	$13,163	$11,018	$13,662	$18,437	$14,566
May 23	$12,930	$10,898	$13,368	$18,253	$14,414
Jun 23	$13,147	$10,859	$13,645	$19,357	$14,825
Jul 23	$13,373	$10,851	$13,864	$20,007	$15,068
Aug 23	$13,199	$10,782	$13,741	$19,529	$14,840
Sep 23	$12,911	$10,508	$13,442	$18,687	$14,332
Oct 23	$12,701	$10,342	$13,155	$18,144	$14,011
Nov 23	$13,400	$10,810	$13,837	$19,845	$14,985
Dec 23	$13,949	$11,224	$14,383	$20,820	$15,639
Jan 24	$13,960	$11,193	$14,396	$21,070	$15,712
Feb 24	$14,039	$11,035	$14,382	$21,963	$15,934
Mar 24	$14,313	$11,137	$14,679	$22,669	$16,263
Apr 24	$14,043	$10,856	$14,370	$21,827	$15,756
May 24	$14,320	$11,040	$14,645	$22,801	$16,241
Jun 24	$14,425	$11,144	$14,664	$23,265	$16,483
Jul 24	$14,757	$11,405	$15,112	$23,675	$16,821
Aug 24	$15,032	$11,569	$15,439	$24,301	$17,164
Sep 24	$15,242	$11,724	$15,674	$24,746	$17,436
Oct 24	$15,008	$11,433	$15,368	$24,255	$17,047
Nov 24	$15,313	$11,554	$15,575	$25,368	$17,528
Dec 24	$14,980	$11,365	$15,220	$24,707	$17,157
Jan 25	$15,285	$11,425	$15,492	$25,579	$17,505
Feb 25	$15,485	$11,676	$15,808	$25,395	$17,634
Mar 25	$15,284	$11,681	$15,744	$24,264	$17,245
Apr 25	$15,334	$11,727	$15,713	$24,480	$17,356
May 25	$15,631	$11,643	$15,866	$25,929	$17,807
Jun 25	$15,956	$11,822	$16,129	$27,048	$18,328
Jul 25	$15,970	$11,790	$16,101	$27,396	$18,422

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	8.22%	5.26%	4.79%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	6.54	4.60	4.88
MSCI World Index (Net)...
	15.72	13.78	10.60
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	9.52	6.32	6.30

Key Fund statistics

Net Assets...
$10,431,475,248
Number of Portfolio Holdings...
3,881
Net Investment Advisory Fees...
$47,160,083
Portfolio Turnover Rate...
99%

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.2
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.0
Microsoft Corp...
1.0
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
0.6
iShares Core 1-5 Year USD Bond ETF...
0.6
Meta Platforms, Inc., Class A...
0.5
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
0.5
Broadcom, Inc...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
27.3%
Corporate Bonds...
19.4
Equity-Linked Notes...
12.7
Asset-Backed Securities...
10.8
Floating Rate Loan Interests...
10.0
Investment Companies...
10.0
Non-Agency Mortgage-Backed Securities...
8.4
Foreign Government Obligations...
0.6
Fixed Rate Loan Interests...
0.3
Foreign Agency Obligations...
0.3
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Institutional Shares | BIICX

Annual Shareholder Report — July 31, 2025

BIICX-07/25-AR

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83	0.80%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor A Shares returned 7.95%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the Fund’s custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net), 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 33.33% Bloomberg U.S. Aggregate Bond Index, returned 6.54%.

What contributed to performance?

Income-generating assets delivered largely positive returns during the reporting period. Holdings in equities, particularly U.S. dividend stocks and covered call strategies—which captured upside in “risk-on” periods while delivering consistent income—were the largest contributors to absolute performance. (Covered calls involve the use of derivatives.)

Holdings in below investment-grade bonds also played a meaningful role in supporting Fund performance, led by allocations to bank loans, U.S. high yield corporates, and capital securities. These asset classes benefited from their relatively strong credit fundamentals and floating-rate characteristics, as well as investors’ search for yield in an environment of modest spread compression. Positions in higher-quality segments of the fixed-income market also contributed to results, led by investment-grade corporates, high-quality collateralized loan obligations, and commercial mortgage-backed securities/non-agency mortgage-backed securities. Security selection and favorable credit conditions in these areas helped offset broader interest rate volatility.

The Fund also benefited from its holdings in infrastructure stocks, international high yield corporate bonds, international developed market equities, emerging market stocks, emerging market bonds, and real estate investment trusts. Tactical option strategies made a small contribution, as well. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Duration management strategies detracted modestly. (Duration is a measure of interest rate sensitivity.) Currency management strategies also detracted, particularly during times of U.S. dollar weakness. These strategies involved the use of derivatives.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 15	$9,242	$9,986	$9,736	$9,338	$9,662
Sep 15	$9,107	$10,053	$9,592	$8,994	$9,516
Oct 15	$9,340	$10,055	$9,927	$9,707	$9,894
Nov 15	$9,306	$10,028	$9,796	$9,658	$9,857
Dec 15	$9,210	$9,996	$9,657	$9,488	$9,754
Jan 16	$9,019	$10,133	$9,537	$8,921	$9,529
Feb 16	$8,978	$10,205	$9,601	$8,854	$9,528
Mar 16	$9,261	$10,299	$9,989	$9,455	$9,895
Apr 16	$9,382	$10,338	$10,199	$9,605	$9,992
May 16	$9,450	$10,341	$10,221	$9,659	$10,021
Jun 16	$9,474	$10,527	$10,346	$9,551	$10,055
Jul 16	$9,687	$10,594	$10,544	$9,954	$10,299
Aug 16	$9,741	$10,581	$10,595	$9,962	$10,298
Sep 16	$9,756	$10,575	$10,641	$10,015	$10,322
Oct 16	$9,706	$10,494	$10,522	$9,821	$10,183
Nov 16	$9,675	$10,246	$10,417	$9,963	$10,136
Dec 16	$9,804	$10,261	$10,587	$10,201	$10,264
Jan 17	$9,921	$10,281	$10,692	$10,447	$10,398
Feb 17	$10,039	$10,350	$10,877	$10,737	$10,577
Mar 17	$10,086	$10,344	$10,918	$10,852	$10,631
Apr 17	$10,191	$10,424	$11,012	$11,012	$10,750
May 17	$10,268	$10,504	$11,173	$11,245	$10,905
Jun 17	$10,325	$10,494	$11,166	$11,288	$10,921
Jul 17	$10,417	$10,539	$11,285	$11,559	$11,075
Aug 17	$10,436	$10,634	$11,324	$11,575	$11,133
Sep 17	$10,493	$10,583	$11,436	$11,835	$11,231
Oct 17	$10,555	$10,589	$11,468	$12,058	$11,340
Nov 17	$10,585	$10,575	$11,539	$12,320	$11,456
Dec 17	$10,662	$10,624	$11,602	$12,486	$11,560
Jan 18	$10,784	$10,502	$11,725	$13,145	$11,798
Feb 18	$10,576	$10,402	$11,460	$12,601	$11,498
Mar 18	$10,512	$10,469	$11,395	$12,326	$11,410
Apr 18	$10,549	$10,391	$11,420	$12,468	$11,433
May 18	$10,551	$10,465	$11,399	$12,546	$11,509
Jun 18	$10,516	$10,452	$11,420	$12,540	$11,499
Jul 18	$10,687	$10,455	$11,603	$12,932	$11,680
Aug 18	$10,731	$10,522	$11,659	$13,092	$11,790
Sep 18	$10,742	$10,454	$11,694	$13,165	$11,785
Oct 18	$10,506	$10,372	$11,422	$12,198	$11,306
Nov 18	$10,520	$10,433	$11,508	$12,336	$11,404
Dec 18	$10,253	$10,625	$11,240	$11,398	$11,075
Jan 19	$10,690	$10,738	$11,662	$12,285	$11,565
Feb 19	$10,805	$10,732	$11,845	$12,655	$11,735
Mar 19	$10,962	$10,938	$12,008	$12,821	$11,925
Apr 19	$11,080	$10,941	$12,131	$13,276	$12,138
May 19	$11,007	$11,135	$11,967	$12,510	$11,895
Jun 19	$11,248	$11,275	$12,363	$13,334	$12,362
Jul 19	$11,291	$11,299	$12,369	$13,400	$12,406
Aug 19	$11,329	$11,592	$12,426	$13,126	$12,440
Sep 19	$11,384	$11,531	$12,560	$13,405	$12,539
Oct 19	$11,416	$11,565	$12,685	$13,746	$12,718
Nov 19	$11,477	$11,559	$12,760	$14,129	$12,892
Dec 19	$11,647	$11,551	$12,971	$14,552	$13,080
Jan 20	$11,692	$11,774	$12,936	$14,464	$13,166
Feb 20	$11,441	$11,986	$12,559	$13,241	$12,728
Mar 20	$10,278	$11,915	$11,573	$11,489	$11,849
Apr 20	$10,854	$12,127	$12,128	$12,744	$12,601
May 20	$11,147	$12,183	$12,408	$13,360	$12,935
Jun 20	$11,249	$12,260	$12,500	$13,713	$13,147
Jul 20	$11,563	$12,443	$12,859	$14,369	$13,559
Aug 20	$11,714	$12,343	$13,007	$15,329	$13,958
Sep 20	$11,620	$12,336	$12,849	$14,800	$13,713
Oct 20	$11,539	$12,281	$12,714	$14,346	$13,472
Nov 20	$12,118	$12,401	$13,421	$16,181	$14,399
Dec 20	$12,382	$12,418	$13,655	$16,867	$14,715
Jan 21	$12,355	$12,329	$13,578	$16,699	$14,589
Feb 21	$12,459	$12,151	$13,587	$17,127	$14,670
Mar 21	$12,625	$12,000	$13,817	$17,697	$14,823
Apr 21	$12,879	$12,094	$14,001	$18,520	$15,226
May 21	$12,969	$12,134	$14,164	$18,787	$15,361
Jun 21	$13,039	$12,219	$14,219	$19,067	$15,529
Jul 21	$13,080	$12,356	$14,341	$19,409	$15,755
Aug 21	$13,234	$12,332	$14,409	$19,892	$15,936
Sep 21	$12,991	$12,225	$14,168	$19,066	$15,536
Oct 21	$13,142	$12,222	$14,279	$20,146	$15,974
Nov 21	$12,951	$12,258	$14,101	$19,704	$15,823
Dec 21	$13,233	$12,227	$14,536	$20,546	$16,141
Jan 22	$12,941	$11,964	$14,265	$19,459	$15,540
Feb 22	$12,662	$11,830	$14,101	$18,967	$15,257
Mar 22	$12,685	$11,501	$14,024	$19,488	$15,254
Apr 22	$12,210	$11,065	$13,523	$17,869	$14,331
May 22	$12,127	$11,136	$13,611	$17,882	$14,383
Jun 22	$11,510	$10,962	$12,938	$16,333	$13,647
Jul 22	$11,999	$11,229	$13,409	$17,630	$14,355
Aug 22	$11,749	$10,912	$13,000	$16,893	$13,853
Sep 22	$11,102	$10,441	$12,313	$15,323	$12,909
Oct 22	$11,343	$10,305	$12,674	$16,423	$13,289
Nov 22	$11,828	$10,684	$13,258	$17,565	$13,996
Dec 22	$11,680	$10,636	$13,147	$16,819	$13,667
Jan 23	$12,241	$10,963	$13,571	$18,009	$14,361
Feb 23	$11,955	$10,680	$13,246	$17,576	$14,002
Mar 23	$12,050	$10,951	$13,507	$18,119	$14,397
Apr 23	$12,220	$11,018	$13,662	$18,437	$14,566
May 23	$12,013	$10,898	$13,368	$18,253	$14,414
Jun 23	$12,212	$10,859	$13,645	$19,357	$14,825
Jul 23	$12,407	$10,851	$13,864	$20,007	$15,068
Aug 23	$12,255	$10,782	$13,741	$19,529	$14,840
Sep 23	$11,985	$10,508	$13,442	$18,687	$14,332
Oct 23	$11,787	$10,342	$13,155	$18,144	$14,011
Nov 23	$12,434	$10,810	$13,837	$19,845	$14,985
Dec 23	$12,941	$11,224	$14,383	$20,820	$15,639
Jan 24	$12,949	$11,193	$14,396	$21,070	$15,712
Feb 24	$13,020	$11,035	$14,382	$21,963	$15,934
Mar 24	$13,271	$11,137	$14,679	$22,669	$16,263
Apr 24	$13,018	$10,856	$14,370	$21,827	$15,756
May 24	$13,271	$11,040	$14,645	$22,801	$16,241
Jun 24	$13,367	$11,144	$14,664	$23,265	$16,483
Jul 24	$13,671	$11,405	$15,112	$23,675	$16,821
Aug 24	$13,924	$11,569	$15,439	$24,301	$17,164
Sep 24	$14,116	$11,724	$15,674	$24,746	$17,436
Oct 24	$13,896	$11,433	$15,368	$24,255	$17,047
Nov 24	$14,175	$11,554	$15,575	$25,368	$17,528
Dec 24	$13,863	$11,365	$15,220	$24,707	$17,157
Jan 25	$14,142	$11,425	$15,492	$25,579	$17,505
Feb 25	$14,311	$11,676	$15,808	$25,395	$17,634
Mar 25	$14,136	$11,681	$15,744	$24,264	$17,245
Apr 25	$14,166	$11,727	$15,713	$24,480	$17,356
May 25	$14,452	$11,643	$15,866	$25,929	$17,807
Jun 25	$14,749	$11,822	$16,129	$27,048	$18,328
Jul 25	$14,758	$11,790	$16,101	$27,396	$18,422

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	7.95%	5.00%	4.53%
Investor A Shares (with sales charge)...
	2.28	3.88	3.97
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	6.54	4.60	4.88
MSCI World Index (Net)...
	15.72	13.78	10.60
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	9.52	6.32	6.30

Key Fund statistics

Net Assets...
$10,431,475,248
Number of Portfolio Holdings...
3,881
Net Investment Advisory Fees...
$47,160,083
Portfolio Turnover Rate...
99%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.2
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.0
Microsoft Corp...
1.0
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
0.6
iShares Core 1-5 Year USD Bond ETF...
0.6
Meta Platforms, Inc., Class A...
0.5
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
0.5
Broadcom, Inc...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
27.3%
Corporate Bonds...
19.4
Equity-Linked Notes...
12.7
Asset-Backed Securities...
10.8
Floating Rate Loan Interests...
10.0
Investment Companies...
10.0
Non-Agency Mortgage-Backed Securities...
8.4
Foreign Government Obligations...
0.6
Fixed Rate Loan Interests...
0.3
Foreign Agency Obligations...
0.3
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor A Shares | BAICX

Annual Shareholder Report — July 31, 2025

BAICX-07/25-AR

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$161	1.55%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Investor C Shares returned 7.15%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the Fund’s custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net), 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 33.33% Bloomberg U.S. Aggregate Bond Index, returned 6.54%.

What contributed to performance?

Income-generating assets delivered largely positive returns during the reporting period. Holdings in equities, particularly U.S. dividend stocks and covered call strategies—which captured upside in “risk-on” periods while delivering consistent income—were the largest contributors to absolute performance. (Covered calls involve the use of derivatives.)

Holdings in below investment-grade bonds also played a meaningful role in supporting Fund performance, led by allocations to bank loans, U.S. high yield corporates, and capital securities. These asset classes benefited from their relatively strong credit fundamentals and floating-rate characteristics, as well as investors’ search for yield in an environment of modest spread compression. Positions in higher-quality segments of the fixed-income market also contributed to results, led by investment-grade corporates, high-quality collateralized loan obligations, and commercial mortgage-backed securities/non-agency mortgage-backed securities. Security selection and favorable credit conditions in these areas helped offset broader interest rate volatility.

The Fund also benefited from its holdings in infrastructure stocks, international high yield corporate bonds, international developed market equities, emerging market stocks, emerging market bonds, and real estate investment trusts. Tactical option strategies made a small contribution, as well. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Duration management strategies detracted modestly. (Duration is a measure of interest rate sensitivity.) Currency management strategies also detracted, particularly during times of U.S. dollar weakness. These strategies involved the use of derivatives.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 15	$9,748	$9,986	$9,736	$9,338	$9,662
Sep 15	$9,600	$10,053	$9,592	$8,994	$9,516
Oct 15	$9,839	$10,055	$9,927	$9,707	$9,894
Nov 15	$9,788	$10,028	$9,796	$9,658	$9,857
Dec 15	$9,680	$9,996	$9,657	$9,488	$9,754
Jan 16	$9,472	$10,133	$9,537	$8,921	$9,529
Feb 16	$9,433	$10,205	$9,601	$8,854	$9,528
Mar 16	$9,726	$10,299	$9,989	$9,455	$9,895
Apr 16	$9,847	$10,338	$10,199	$9,605	$9,992
May 16	$9,902	$10,341	$10,221	$9,659	$10,021
Jun 16	$9,930	$10,527	$10,346	$9,551	$10,055
Jul 16	$10,138	$10,594	$10,544	$9,954	$10,299
Aug 16	$10,189	$10,581	$10,595	$9,962	$10,298
Sep 16	$10,207	$10,575	$10,641	$10,015	$10,322
Oct 16	$10,148	$10,494	$10,522	$9,821	$10,183
Nov 16	$10,100	$10,246	$10,417	$9,963	$10,136
Dec 16	$10,228	$10,261	$10,587	$10,201	$10,264
Jan 17	$10,354	$10,281	$10,692	$10,447	$10,398
Feb 17	$10,470	$10,350	$10,877	$10,737	$10,577
Mar 17	$10,514	$10,344	$10,918	$10,852	$10,631
Apr 17	$10,617	$10,424	$11,012	$11,012	$10,750
May 17	$10,690	$10,504	$11,173	$11,245	$10,905
Jun 17	$10,733	$10,494	$11,166	$11,288	$10,921
Jul 17	$10,832	$10,539	$11,285	$11,559	$11,075
Aug 17	$10,834	$10,634	$11,324	$11,575	$11,133
Sep 17	$10,898	$10,583	$11,436	$11,835	$11,231
Oct 17	$10,955	$10,589	$11,468	$12,058	$11,340
Nov 17	$10,979	$10,575	$11,539	$12,320	$11,456
Dec 17	$11,042	$10,624	$11,602	$12,486	$11,560
Jan 18	$11,172	$10,502	$11,725	$13,145	$11,798
Feb 18	$10,950	$10,402	$11,460	$12,601	$11,498
Mar 18	$10,876	$10,469	$11,395	$12,326	$11,410
Apr 18	$10,908	$10,391	$11,420	$12,468	$11,433
May 18	$10,893	$10,465	$11,399	$12,546	$11,509
Jun 18	$10,860	$10,452	$11,420	$12,540	$11,499
Jul 18	$11,029	$10,455	$11,603	$12,932	$11,680
Aug 18	$11,068	$10,522	$11,659	$13,092	$11,790
Sep 18	$11,062	$10,454	$11,694	$13,165	$11,785
Oct 18	$10,822	$10,372	$11,422	$12,198	$11,306
Nov 18	$10,830	$10,433	$11,508	$12,336	$11,404
Dec 18	$10,548	$10,625	$11,240	$11,398	$11,075
Jan 19	$10,991	$10,738	$11,662	$12,285	$11,565
Feb 19	$11,102	$10,732	$11,845	$12,655	$11,735
Mar 19	$11,247	$10,938	$12,008	$12,821	$11,925
Apr 19	$11,372	$10,941	$12,131	$13,276	$12,138
May 19	$11,290	$11,135	$11,967	$12,510	$11,895
Jun 19	$11,529	$11,275	$12,363	$13,334	$12,362
Jul 19	$11,556	$11,299	$12,369	$13,400	$12,406
Aug 19	$11,598	$11,592	$12,426	$13,126	$12,440
Sep 19	$11,647	$11,531	$12,560	$13,405	$12,539
Oct 19	$11,673	$11,565	$12,685	$13,746	$12,718
Nov 19	$11,728	$11,559	$12,760	$14,129	$12,892
Dec 19	$11,894	$11,551	$12,971	$14,552	$13,080
Jan 20	$11,932	$11,774	$12,936	$14,464	$13,166
Feb 20	$11,669	$11,986	$12,559	$13,241	$12,728
Mar 20	$10,475	$11,915	$11,573	$11,489	$11,849
Apr 20	$11,045	$12,127	$12,128	$12,744	$12,601
May 20	$11,347	$12,183	$12,408	$13,360	$12,935
Jun 20	$11,433	$12,260	$12,500	$13,713	$13,147
Jul 20	$11,745	$12,443	$12,859	$14,369	$13,559
Aug 20	$11,891	$12,343	$13,007	$15,329	$13,958
Sep 20	$11,800	$12,336	$12,849	$14,800	$13,713
Oct 20	$11,710	$12,281	$12,714	$14,346	$13,472
Nov 20	$12,290	$12,401	$13,421	$16,181	$14,399
Dec 20	$12,540	$12,418	$13,655	$16,867	$14,715
Jan 21	$12,515	$12,329	$13,578	$16,699	$14,589
Feb 21	$12,602	$12,151	$13,587	$17,127	$14,670
Mar 21	$12,773	$12,000	$13,817	$17,697	$14,823
Apr 21	$13,012	$12,094	$14,001	$18,520	$15,226
May 21	$13,105	$12,134	$14,164	$18,787	$15,361
Jun 21	$13,168	$12,219	$14,219	$19,067	$15,529
Jul 21	$13,190	$12,356	$14,341	$19,409	$15,755
Aug 21	$13,336	$12,332	$14,409	$19,892	$15,936
Sep 21	$13,095	$12,225	$14,168	$19,066	$15,536
Oct 21	$13,228	$12,222	$14,279	$20,146	$15,974
Nov 21	$13,038	$12,258	$14,101	$19,704	$15,823
Dec 21	$13,313	$12,227	$14,536	$20,546	$16,141
Jan 22	$13,011	$11,964	$14,265	$19,459	$15,540
Feb 22	$12,723	$11,830	$14,101	$18,967	$15,257
Mar 22	$12,738	$11,501	$14,024	$19,488	$15,254
Apr 22	$12,253	$11,065	$13,523	$17,869	$14,331
May 22	$12,161	$11,136	$13,611	$17,882	$14,383
Jun 22	$11,535	$10,962	$12,938	$16,333	$13,647
Jul 22	$12,018	$11,229	$13,409	$17,630	$14,355
Aug 22	$11,759	$10,912	$13,000	$16,893	$13,853
Sep 22	$11,105	$10,441	$12,313	$15,323	$12,909
Oct 22	$11,339	$10,305	$12,674	$16,423	$13,289
Nov 22	$11,816	$10,684	$13,258	$17,565	$13,996
Dec 22	$11,649	$10,636	$13,147	$16,819	$13,667
Jan 23	$12,215	$10,963	$13,571	$18,009	$14,361
Feb 23	$11,921	$10,680	$13,246	$17,576	$14,002
Mar 23	$12,009	$10,951	$13,507	$18,119	$14,397
Apr 23	$12,170	$11,018	$13,662	$18,437	$14,566
May 23	$11,956	$10,898	$13,368	$18,253	$14,414
Jun 23	$12,148	$10,859	$13,645	$19,357	$14,825
Jul 23	$12,334	$10,851	$13,864	$20,007	$15,068
Aug 23	$12,183	$10,782	$13,741	$19,529	$14,840
Sep 23	$11,914	$10,508	$13,442	$18,687	$14,332
Oct 23	$11,717	$10,342	$13,155	$18,144	$14,011
Nov 23	$12,361	$10,810	$13,837	$19,845	$14,985
Dec 23	$12,865	$11,224	$14,383	$20,820	$15,639
Jan 24	$12,872	$11,193	$14,396	$21,070	$15,712
Feb 24	$12,943	$11,035	$14,382	$21,963	$15,934
Mar 24	$13,193	$11,137	$14,679	$22,669	$16,263
Apr 24	$12,941	$10,856	$14,370	$21,827	$15,756
May 24	$13,193	$11,040	$14,645	$22,801	$16,241
Jun 24	$13,288	$11,144	$14,664	$23,265	$16,483
Jul 24	$13,591	$11,405	$15,112	$23,675	$16,821
Aug 24	$13,842	$11,569	$15,439	$24,301	$17,164
Sep 24	$14,032	$11,724	$15,674	$24,746	$17,436
Oct 24	$13,814	$11,433	$15,368	$24,255	$17,047
Nov 24	$14,092	$11,554	$15,575	$25,368	$17,528
Dec 24	$13,781	$11,365	$15,220	$24,707	$17,157
Jan 25	$14,059	$11,425	$15,492	$25,579	$17,505
Feb 25	$14,227	$11,676	$15,808	$25,395	$17,634
Mar 25	$14,052	$11,681	$15,744	$24,264	$17,245
Apr 25	$14,082	$11,727	$15,713	$24,480	$17,356
May 25	$14,367	$11,643	$15,866	$25,929	$17,807
Jun 25	$14,662	$11,822	$16,129	$27,048	$18,328
Jul 25	$14,671	$11,790	$16,101	$27,396	$18,422

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	7.15%	4.24%	3.91%
Investor C Shares (with sales charge)...
	6.15	4.24	3.91
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	6.54	4.60	4.88
MSCI World Index (Net)...
	15.72	13.78	10.60
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	9.52	6.32	6.30

Key Fund statistics

Net Assets...
$10,431,475,248
Number of Portfolio Holdings...
3,881
Net Investment Advisory Fees...
$47,160,083
Portfolio Turnover Rate...
99%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.2
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.0
Microsoft Corp...
1.0
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
0.6
iShares Core 1-5 Year USD Bond ETF...
0.6
Meta Platforms, Inc., Class A...
0.5
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
0.5
Broadcom, Inc...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
27.3%
Corporate Bonds...
19.4
Equity-Linked Notes...
12.7
Asset-Backed Securities...
10.8
Floating Rate Loan Interests...
10.0
Investment Companies...
10.0
Non-Agency Mortgage-Backed Securities...
8.4
Foreign Government Obligations...
0.6
Fixed Rate Loan Interests...
0.3
Foreign Agency Obligations...
0.3
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Investor C Shares | BCICX

Annual Shareholder Report — July 31, 2025

BCICX-07/25-AR

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Annual Shareholder Report — July 31, 2025

This annual shareholder report contains important information about BlackRock Multi-Asset Income Portfolio (the “Fund”) for the period of August 1, 2024 to July 31, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$52	0.50%

How did the Fund perform last year?

  For the reporting period ended July 31, 2025, the Fund's Class K Shares returned 8.27%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 3.38% and the Fund’s custom benchmark, a blend of 33.34% MSCI World High Yield Dividend Index (Net), 33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, 33.33% Bloomberg U.S. Aggregate Bond Index, returned 6.54%.

What contributed to performance?

Income-generating assets delivered largely positive returns during the reporting period. Holdings in equities, particularly U.S. dividend stocks and covered call strategies—which captured upside in “risk-on” periods while delivering consistent income—were the largest contributors to absolute performance. (Covered calls involve the use of derivatives.)

Holdings in below investment-grade bonds also played a meaningful role in supporting Fund performance, led by allocations to bank loans, U.S. high yield corporates, and capital securities. These asset classes benefited from their relatively strong credit fundamentals and floating-rate characteristics, as well as investors’ search for yield in an environment of modest spread compression. Positions in higher-quality segments of the fixed-income market also contributed to results, led by investment-grade corporates, high-quality collateralized loan obligations, and commercial mortgage-backed securities/non-agency mortgage-backed securities. Security selection and favorable credit conditions in these areas helped offset broader interest rate volatility.

The Fund also benefited from its holdings in infrastructure stocks, international high yield corporate bonds, international developed market equities, emerging market stocks, emerging market bonds, and real estate investment trusts. Tactical option strategies made a small contribution, as well. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Duration management strategies detracted modestly. (Duration is a measure of interest rate sensitivity.) Currency management strategies also detracted, particularly during times of U.S. dollar weakness. These strategies involved the use of derivatives.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2015 through July 31, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index	MSCI World Index (Net)	50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index
Aug 15	$9,757	$9,986	$9,736	$9,338	$9,662
Sep 15	$9,617	$10,053	$9,592	$8,994	$9,516
Oct 15	$9,874	$10,055	$9,927	$9,707	$9,894
Nov 15	$9,830	$10,028	$9,796	$9,658	$9,857
Dec 15	$9,731	$9,996	$9,657	$9,488	$9,754
Jan 16	$9,531	$10,133	$9,537	$8,921	$9,529
Feb 16	$9,490	$10,205	$9,601	$8,854	$9,528
Mar 16	$9,791	$10,299	$9,989	$9,455	$9,895
Apr 16	$9,921	$10,338	$10,199	$9,605	$9,992
May 16	$9,995	$10,341	$10,221	$9,659	$10,021
Jun 16	$10,022	$10,527	$10,346	$9,551	$10,055
Jul 16	$10,249	$10,594	$10,544	$9,954	$10,299
Aug 16	$10,309	$10,581	$10,595	$9,962	$10,298
Sep 16	$10,327	$10,575	$10,641	$10,015	$10,322
Oct 16	$10,276	$10,494	$10,522	$9,821	$10,183
Nov 16	$10,246	$10,246	$10,417	$9,963	$10,136
Dec 16	$10,384	$10,261	$10,587	$10,201	$10,264
Jan 17	$10,521	$10,281	$10,692	$10,447	$10,398
Feb 17	$10,636	$10,350	$10,877	$10,737	$10,577
Mar 17	$10,689	$10,344	$10,918	$10,852	$10,631
Apr 17	$10,803	$10,424	$11,012	$11,012	$10,750
May 17	$10,887	$10,504	$11,173	$11,245	$10,905
Jun 17	$10,940	$10,494	$11,166	$11,288	$10,921
Jul 17	$11,050	$10,539	$11,285	$11,559	$11,075
Aug 17	$11,063	$10,634	$11,324	$11,575	$11,133
Sep 17	$11,137	$10,583	$11,436	$11,835	$11,231
Oct 17	$11,205	$10,589	$11,468	$12,058	$11,340
Nov 17	$11,240	$10,575	$11,539	$12,320	$11,456
Dec 17	$11,315	$10,624	$11,602	$12,486	$11,560
Jan 18	$11,457	$10,502	$11,725	$13,145	$11,798
Feb 18	$11,239	$10,402	$11,460	$12,601	$11,498
Mar 18	$11,174	$10,469	$11,395	$12,326	$11,410
Apr 18	$11,215	$10,391	$11,420	$12,468	$11,433
May 18	$11,211	$10,465	$11,399	$12,546	$11,509
Jun 18	$11,186	$10,452	$11,420	$12,540	$11,499
Jul 18	$11,371	$10,455	$11,603	$12,932	$11,680
Aug 18	$11,421	$10,522	$11,659	$13,092	$11,790
Sep 18	$11,425	$10,454	$11,694	$13,165	$11,785
Oct 18	$11,187	$10,372	$11,422	$12,198	$11,306
Nov 18	$11,205	$10,433	$11,508	$12,336	$11,404
Dec 18	$10,913	$10,625	$11,240	$11,398	$11,075
Jan 19	$11,381	$10,738	$11,662	$12,285	$11,565
Feb 19	$11,516	$10,732	$11,845	$12,655	$11,735
Mar 19	$11,676	$10,938	$12,008	$12,821	$11,925
Apr 19	$11,816	$10,941	$12,131	$13,276	$12,138
May 19	$11,741	$11,135	$11,967	$12,510	$11,895
Jun 19	$12,000	$11,275	$12,363	$13,334	$12,362
Jul 19	$12,038	$11,299	$12,369	$13,400	$12,406
Aug 19	$12,093	$11,592	$12,426	$13,126	$12,440
Sep 19	$12,154	$11,531	$12,560	$13,405	$12,539
Oct 19	$12,193	$11,565	$12,685	$13,746	$12,718
Nov 19	$12,261	$11,559	$12,760	$14,129	$12,892
Dec 19	$12,444	$11,551	$12,971	$14,552	$13,080
Jan 20	$12,496	$11,774	$12,936	$14,464	$13,166
Feb 20	$12,232	$11,986	$12,559	$13,241	$12,728
Mar 20	$10,992	$11,915	$11,573	$11,489	$11,849
Apr 20	$11,599	$12,127	$12,128	$12,744	$12,601
May 20	$11,926	$12,183	$12,408	$13,360	$12,935
Jun 20	$12,026	$12,260	$12,500	$13,713	$13,147
Jul 20	$12,365	$12,443	$12,859	$14,369	$13,559
Aug 20	$12,530	$12,343	$13,007	$15,329	$13,958
Sep 20	$12,444	$12,336	$12,849	$14,800	$13,713
Oct 20	$12,361	$12,281	$12,714	$14,346	$13,472
Nov 20	$12,983	$12,401	$13,421	$16,181	$14,399
Dec 20	$13,258	$12,418	$13,655	$16,867	$14,715
Jan 21	$13,244	$12,329	$13,578	$16,699	$14,589
Feb 21	$13,359	$12,151	$13,587	$17,127	$14,670
Mar 21	$13,539	$12,000	$13,817	$17,697	$14,823
Apr 21	$13,816	$12,094	$14,001	$18,520	$15,226
May 21	$13,916	$12,134	$14,164	$18,787	$15,361
Jun 21	$13,994	$12,219	$14,219	$19,067	$15,529
Jul 21	$14,030	$12,356	$14,341	$19,409	$15,755
Aug 21	$14,198	$12,332	$14,409	$19,892	$15,936
Sep 21	$13,954	$12,225	$14,168	$19,066	$15,536
Oct 21	$14,119	$12,222	$14,279	$20,146	$15,974
Nov 21	$13,917	$12,258	$14,101	$19,704	$15,823
Dec 21	$14,223	$12,227	$14,536	$20,546	$16,141
Jan 22	$13,914	$11,964	$14,265	$19,459	$15,540
Feb 22	$13,617	$11,830	$14,101	$18,967	$15,257
Mar 22	$13,645	$11,501	$14,024	$19,488	$15,254
Apr 22	$13,139	$11,065	$13,523	$17,869	$14,331
May 22	$13,052	$11,136	$13,611	$17,882	$14,383
Jun 22	$12,379	$10,962	$12,938	$16,333	$13,647
Jul 22	$12,921	$11,229	$13,409	$17,630	$14,355
Aug 22	$12,655	$10,912	$13,000	$16,893	$13,853
Sep 22	$11,950	$10,441	$12,313	$15,323	$12,909
Oct 22	$12,213	$10,305	$12,674	$16,423	$13,289
Nov 22	$12,750	$10,684	$13,258	$17,565	$13,996
Dec 22	$12,582	$10,636	$13,147	$16,819	$13,667
Jan 23	$13,203	$10,963	$13,571	$18,009	$14,361
Feb 23	$12,897	$10,680	$13,246	$17,576	$14,002
Mar 23	$13,003	$10,951	$13,507	$18,119	$14,397
Apr 23	$13,189	$11,018	$13,662	$18,437	$14,566
May 23	$12,969	$10,898	$13,368	$18,253	$14,414
Jun 23	$13,188	$10,859	$13,645	$19,357	$14,825
Jul 23	$13,401	$10,851	$13,864	$20,007	$15,068
Aug 23	$13,241	$10,782	$13,741	$19,529	$14,840
Sep 23	$12,952	$10,508	$13,442	$18,687	$14,332
Oct 23	$12,728	$10,342	$13,155	$18,144	$14,011
Nov 23	$13,444	$10,810	$13,837	$19,845	$14,985
Dec 23	$13,982	$11,224	$14,383	$20,820	$15,639
Jan 24	$13,993	$11,193	$14,396	$21,070	$15,712
Feb 24	$14,073	$11,035	$14,382	$21,963	$15,934
Mar 24	$14,348	$11,137	$14,679	$22,669	$16,263
Apr 24	$14,078	$10,856	$14,370	$21,827	$15,756
May 24	$14,356	$11,040	$14,645	$22,801	$16,241
Jun 24	$14,477	$11,144	$14,664	$23,265	$16,483
Jul 24	$14,810	$11,405	$15,112	$23,675	$16,821
Aug 24	$15,087	$11,569	$15,439	$24,301	$17,164
Sep 24	$15,299	$11,724	$15,674	$24,746	$17,436
Oct 24	$15,065	$11,433	$15,368	$24,255	$17,047
Nov 24	$15,371	$11,554	$15,575	$25,368	$17,528
Dec 24	$15,022	$11,365	$15,220	$24,707	$17,157
Jan 25	$15,329	$11,425	$15,492	$25,579	$17,505
Feb 25	$15,530	$11,676	$15,808	$25,395	$17,634
Mar 25	$15,329	$11,681	$15,744	$24,264	$17,245
Apr 25	$15,380	$11,727	$15,713	$24,480	$17,356
May 25	$15,695	$11,643	$15,866	$25,929	$17,807
Jun 25	$16,005	$11,822	$16,129	$27,048	$18,328
Jul 25	$16,035	$11,790	$16,101	$27,396	$18,422

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	8.27%	5.34%	4.84%
Bloomberg U.S. Aggregate Bond Index...
	3.38	(1.07)	1.66
33.34% MSCI World High Yield Dividend Index (Net)/33.33% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index/33.33% Bloomberg U.S. Aggregate Bond Index...
	6.54	4.60	4.88
MSCI World Index (Net)...
	15.72	13.78	10.60
50% MSCI World Index (Net)/50% Bloomberg U.S. Aggregate Bond Index...
	9.52	6.32	6.30

Key Fund statistics

Net Assets...
$10,431,475,248
Number of Portfolio Holdings...
3,881
Net Investment Advisory Fees...
$47,160,083
Portfolio Turnover Rate...
99%

Performance shown prior to the Class K Shares inception date of February 3, 2017 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2025)

Ten largest holdings

Portfolio composition

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Dividend Growth ETF...
3.1%
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.2
iShares iBoxx $ High Yield Corporate Bond ETF...
2.1
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.0
Microsoft Corp...
1.0
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25...
0.6
iShares Core 1-5 Year USD Bond ETF...
0.6
Meta Platforms, Inc., Class A...
0.5
Citigroup, Inc. (Meta Platforms, Inc.), 15.60%, 09/15/25...
0.5
Broadcom, Inc...
0.4

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Common Stocks...
27.3%
Corporate Bonds...
19.4
Equity-Linked Notes...
12.7
Asset-Backed Securities...
10.8
Floating Rate Loan Interests...
10.0
Investment Companies...
10.0
Non-Agency Mortgage-Backed Securities...
8.4
Foreign Government Obligations...
0.6
Fixed Rate Loan Interests...
0.3
Foreign Agency Obligations...
0.3
OtherFootnote Reference(b)...
0.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Multi-Asset Income Portfolio

Class K Shares | BKMIX

Annual Shareholder Report — July 31, 2025

BKMIX-07/25-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Pricewaterhouse Coopers (“PwC”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$57,065	$57,065	$0	$0	$22,900	$22,880	$0	$0
BlackRock Multi-Asset Income Portfolio	$79,487	$79,487	$0	$0	$26,900	$26,880	$0	$0

The following table presents fees billed by PwC that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$0	$0

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services includes tax compliance, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, tax distribution and analysis reviews..
3 Aggregate fees borne by BlackRock in connection with the review of compliance procedures and attestation thereto performed by PwC with respect to all of the registered closed-end funds and some of the registered open-end funds advised by BlackRock.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Dynamic High Income Portfolio	$22,900	$22,880
BlackRock Multi-Asset Income Portfolio	$26,900	$26,880

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 04/15/38
(a) (b)
........... USD 2,000 $ 1,999,332
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.89%, 02/15/37
(a) (c)
................. EUR 100 115,538
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 6.63%, 04/15/34
(a) (b)
........... USD 500 500,758
AGL CLO 20 Ltd., Series 2022-20A, Class A1R,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.70%, 10/20/37
(a) (b)
........... 1,500 1,504,495
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.90%, 07/15/37
(a) (b)
. 2,000 2,008,533
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
0.00%, 07/25/39
(a) (c)
................. EUR 100 114,120
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.73%, 12/17/29
(a) (b)
................. USD 1,150 1,151,587
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.67%, 01/15/38
(a) (b)
...... 2,000 2,007,595
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, 0.00%, 04/15/30
(a) (b) (d) (e)
........... 500 128,678
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.75%, 07/18/37
(a) (b)
.......... 2,000 2,006,639
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 01/15/39
(a) (c)
................. EUR 100 113,976
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a) (c)
................. 100 113,297
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.08%, 01/15/38
(a) (c)
................. 100 114,772
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A2R, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.03%, 07/20/37
(a) (b)
.......... USD 1,000 1,002,989
Ballyrock CLO Ltd., Series 2020-2A, Class A2R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 6.14%, 10/20/31
(a) (b)
........... 1,600 1,604,816
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.86%,
07/20/37
(a) (b)
...................... 2,000 2,008,918
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.02%,
10/15/37
(a) (b)
...................... 1,650 1,653,505
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.75%,
10/15/34
(a) (b)
...................... 3,500 3,506,731
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.50%, 01/25/38
(a) (b)
2,000 1,999,011
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.59%, 01/19/38
(a) (b)
.......... 1,000 1,001,136
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.67%, 01/15/38
(a) (b)
. 2,000 2,006,918
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Carlyle US CLO Ltd.
(a)(b)
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.68%,
10/15/37 ...................... USD 2,000 $ 2,005,994
Series 2020-2A, Class A1R, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 5.72%,
01/25/35 ...................... 1,900 1,903,942
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.17%, 07/16/31
(a) (b)
........... 1,600 1,602,437
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 07/20/37
(a) (b) (d) (e)
....... 1,000 352,810
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class DR, (3-mo. CME Term SOFR at 3.36%
Floor + 3.36%), 7.69%, 10/20/34
(a) (b)
...... 1,000 1,006,238
CIFC Funding 2024-I Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.83%, 04/18/37
(a) (b)
........... 1,500 1,505,248
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.68%, 10/24/37 ................. 2,000 2,006,129
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.65%,
01/18/38 ...................... 1,347 1,351,020
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.72%, 01/15/35 ................. 2,000 2,004,000
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.72%,
10/15/34 ...................... 1,750 1,753,279
Clover CLO LLC
(a)(b)
Series 2018-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.45% Floor + 3.45%),
7.78%, 04/20/37 ................. 500 501,933
Series 2020-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.71%, 07/15/37 ................. 1,250 1,253,711
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.55% Floor + 2.55%), 6.87%,
01/25/35 ...................... 1,000 1,002,708
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 10/15/37
(a) (c)
................. EUR 100 114,233
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.42%, 01/23/38
(a) (c)
................. 120 137,256
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class D1, (3-mo. CME Term SOFR at 3.25%
Floor + 3.25%), 7.54%, 04/20/38
(a) (b)
...... USD 1,000 1,009,184
Diameter Capital CLO 3 Ltd.
(a)(b)
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.65%,
01/15/38 ...................... 2,500 2,507,296
Series 2022-3A, Class A2R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.02%,
01/15/38 ...................... 2,500 2,505,361
Eaton Vance CLO Ltd., Series 2019-1A, Class
D1R2, (3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.67%, 07/15/37
(a) (b)
...... 1,000 1,003,276
Elmwood CLO 37 Ltd., Series 2024-13A, Class
D1, (3-mo. CME Term SOFR at 2.60% Floor +
2.60%), 6.92%, 01/17/38
(a) (b)
........... 2,000 2,007,326
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.63%, 10/15/34
(a) (c)
.......... EUR 250 286,684

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.74%, 08/19/42
(a) (b)
........... USD 1,150 $ 1,152,849
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
BR, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.93%, 11/22/31
(a) (b)
........... 2,500 2,501,352
Generate CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.87%, 07/20/37
(a) (b)
........... 1,750 1,757,778
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.73%, 10/22/37
(a) (b)
........... 2,000 2,007,213
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.95%, 04/22/37
(a) (b)
........... 1,000 1,003,843
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.67%,
10/20/37
(a) (b)
...................... 3,000 3,008,475
Greywolf CLO V Ltd., Series 2015-1A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.58%, 01/27/31
(a) (b)
........... 500 501,547
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36% Floor
+ 0.47%), 4.83%, 03/25/36
(a)
........... 52 14,416
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
5.54%, 07/25/37
(a) (c)
................. EUR 110 126,308
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a) (c)
...................... 130 148,133
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. USD 2,000 1,998,063
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.53%, 08/15/37
(a) (b)
...... 2,500 2,502,396
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term SOFR
at 0.56% Floor + 0.67%), 5.03%, 05/25/37
(a)
. 650 548,407
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%), 6.08%,
01/20/35
(a) (b)
...................... 4,000 4,000,000
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 5.77%, 10/20/34
(a) (b)
........... 1,500 1,503,591
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.48%, 03/31/38
(a) (b)
........... 1,500 1,499,352
Oak Hill Credit Partners X-R Ltd., Series 2014-
10RA, Class D1R2, (3-mo. CME Term SOFR
at 2.50% Floor + 2.50%), 6.83%, 04/20/38
(a) (b)
2,000 2,003,366
Oaktree CLO Ltd., Series 2020-1A, Class ARR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.19%), 5.51%, 01/15/38
(a) (b)
........... 1,000 999,690
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term SOFR
at 1.85% Floor + 2.11%), 6.43%, 07/17/30
(a) (b)
250 250,792
OHA Credit Funding 13 Ltd., Series 2022-13A,
Class D2R, (3-mo. CME Term SOFR at 4.10%
Floor + 4.10%), 8.43%, 07/20/37
(a) (b)
...... 1,000 1,009,197
OHA Credit Funding 16 Ltd., Series 2023-16A,
Class D, (3-mo. CME Term SOFR at 4.00%
Floor + 4.00%), 8.33%, 10/20/36
(a) (b)
...... 2,000 2,020,457
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R4, (3-mo. CME Term SOFR at
2.50% Floor + 2.50%), 6.82%, 02/20/38
(a) (b)
. USD 1,000 $ 1,002,471
OHA Loan Funding Ltd., Series 2013-1A, Class
D1R3, (3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.62%, 04/23/37
(a) (b)
...... 1,700 1,708,026
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.57%,
11/14/34 ...................... 500 500,402
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.98%,
11/15/36 ...................... 1,000 1,006,536
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.53%,
01/15/35 ...................... 1,750 1,752,625
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 0.00%,
10/15/38 ...................... 1,750 1,750,000
Series 2021-4A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.59%,
07/15/38
(f)
..................... 3,000 3,008,767
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.12%,
07/15/38 ...................... 1,400 1,402,954
Series 2021-4A, Class D1R, (3-mo. CME
Term SOFR at 2.85% Floor + 2.85%),
7.12%, 07/15/38 ................. 3,000 3,002,775
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.38%,
04/20/35 ...................... 1,500 1,502,339
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 7.38%,
04/20/35 ...................... 1,000 1,002,500
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.68%,
07/20/37 ...................... 2,000 2,004,871
Pikes Peak CLO 5, Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.73%, 10/20/37
(a) (b)
........... 1,100 1,104,116
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.58%, 01/15/35
(a) (b)
........... 1,000 1,000,462
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 6.74%, 04/20/34
(a) (b)
.......... 250 250,370
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/17/37
(a) (b)
........... 3,000 3,009,365
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.64%, 01/20/35
(a) (b)
...... 1,000 1,002,599
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(a) (b)
...... 2,000 2,005,989
Rockford Tower CLO Ltd., Series 2018-2A, Class
C, (3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.79%, 10/20/31
(a) (b)
........... 300 301,079
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.21%, 10/25/37
(a) (c)
.......... EUR 100 114,786
Silver Point CLO 1 Ltd., Series 2022-1A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.03%, 01/20/38
(a) (b)
........... USD 1,500 1,503,919

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.68%, 01/15/38
(a) (b)
........... USD 1,700 $ 1,706,372
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 07/21/37
(a) (b)
........... 2,000 2,007,000
Sixth Street CLO XV Ltd., Series 2020-15A,
Class AR, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.69%, 10/24/37
(a) (b)
...... 1,000 1,003,250
Sixth Street CLO XX Ltd., Series 2021-20A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.91%, 07/17/38
(a) (b) (f)
..... 750 751,244
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
0.00%, 08/25/38
(a) (c)
................. EUR 100 114,120
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-2A, Class DR, (3-mo. CME Term
SOFR at 4.50% Floor + 4.50%), 8.83%,
01/20/37 ...................... USD 2,000 2,019,932
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.93%,
04/20/37 ...................... 1,000 1,006,312
Series 2025-6A, Class D1A, (3-mo. CME Term
SOFR at 2.70% Floor + 2.70%), 7.03%,
04/20/38 ...................... 2,000 2,002,206
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.73%, 04/15/33
(a) (b)
........... 500 500,750
TICP CLO XI Ltd., Series 2018-11A, Class DR,
(3-mo. CME Term SOFR at 3.70% Floor +
3.70%), 8.02%, 04/25/37
(a) (b)
........... 300 302,129
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.74%,
07/23/37 ...................... 2,000 2,006,411
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
07/23/37 ...................... 1,000 1,001,656
Series 2021-1A, Class D1R, (3-mo. CME
Term SOFR at 3.40% Floor + 3.40%),
7.72%, 07/23/37 ................. 1,000 1,002,551
Series 2022-2A, Class AR, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 5.57%,
03/27/38 ...................... 2,000 2,001,539
Trinitas CLO XIV Ltd., Series 2020-14A, Class
A1R, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 5.66%, 01/25/34
(a) (b)
.......... 1,000 1,001,181
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 183 249,608
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR at 0.00% Floor +
3.16%), 7.49%, 04/20/31
(a) (b)
........... USD 500 501,391
Wellington Management CLO 3 Ltd., Series
2024-3A, Class D1, (3-mo. CME Term SOFR
at 3.00% Floor + 3.00%), 7.33%, 07/18/37
(a) (b)
1,000 1,003,798
Total Asset-Backed Securities — 10 .7%
(Cost: $ 135,148,553 ) .............................. 135,159,035
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
Airbus SE .......................... 774 155,617
BAE Systems plc ..................... 126,375 3,015,389
Security
Shares
Shares Value
Aerospace & Defense (continued)
Boeing Co. (The)
(e)
.................... 1,237 $ 274,416
GE Aerospace ....................... 2,127 576,587
Hensoldt AG
(g)
....................... 1,555 170,536
L3Harris Technologies, Inc. .............. 687 188,801
RTX Corp. ......................... 2,920 460,104
Singapore Technologies Engineering Ltd. ..... 60,100 404,310
5,245,760
Automobile Components — 0.2%
Aptiv plc
(e)
.......................... 2,599 178,395
Bridgestone Corp. .................... 20,000 809,004
Cie Generale des Etablissements Michelin SCA 23,572 838,610
Lear Corp. ......................... 1,112 104,851
Magna International, Inc. ................ 9,785 401,258
2,332,118
Automobiles — 0.2%
General Motors Co. ................... 3,080 164,287
Honda Motor Co. Ltd. .................. 196,600 2,035,381
Isuzu Motors Ltd. ..................... 19,900 255,039
Kia Corp. .......................... 5,025 367,683
Yamaha Motor Co. Ltd. ................. 33,800 244,470
3,066,860
Banks — 2.1%
Banco Bilbao Vizcaya Argentaria SA ........ 52,620 877,611
Banco de Sabadell SA ................. 206,124 760,784
Banco Santander SA .................. 49,574 425,880
Bank of America Corp. ................. 31,822 1,504,226
Bank of Nova Scotia (The) ............... 43,803 2,437,048
BNP Paribas SA ..................... 5,079 463,095
BOC Hong Kong Holdings Ltd. ............ 133,000 597,204
CaixaBank SA ....................... 145,598 1,369,831
Citigroup, Inc. ....................... 19,112 1,790,794
Citizens Financial Group, Inc. ............ 13,903 663,451
Comerica, Inc. ....................... 167 11,284
Commerzbank AG .................... 10,798 393,758
Credit Agricole SA .................... 40,746 749,911
DBS Group Holdings Ltd. ............... 51,302 1,883,014
DNB Bank ASA ...................... 35,191 890,323
Erste Group Bank AG .................. 2,229 203,829
Fifth Third Bancorp ................... 843 35,044
First Citizens BancShares, Inc. , Class A ...... 337 672,234
First Horizon Corp. .................... 645 14,068
Flagstar Financial, Inc. ................. 24,341 274,810
HSBC Holdings plc ................... 187,180 2,280,409
Huntington Bancshares, Inc. ............. 1,801 29,591
ING Groep NV ....................... 18,788 437,863
Intesa Sanpaolo SpA .................. 78,657 473,929
JPMorgan Chase & Co. ................ 1,630 482,871
KeyCorp ........................... 1,349 24,174
M&T Bank Corp. ..................... 3,252 613,652
NatWest Group plc .................... 251,710 1,747,266
Nordea Bank Abp .................... 16,040 234,052
Oversea-Chinese Banking Corp. Ltd. ....... 125,300 1,623,784
PNC Financial Services Group, Inc. (The) .... 501 95,325
Raiffeisen Bank International AG .......... 3,309 95,546
Regions Financial Corp. ................ 1,143 28,952
Sberbank of Russia PJSC
(e) (h)
............. 98,136 12
Truist Financial Corp. .................. 1,641 71,728
UniCredit SpA ....................... 7,784 572,699
United Overseas Bank Ltd. .............. 47,500 1,319,680
US Bancorp ........................ 2,042 91,808
Wells Fargo & Co. .................... 9,640 777,273
Western Alliance Bancorp ............... 134 10,393

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA .................... 182 $ 9,759
27,038,965
Beverages — 0.3%
Coca-Cola Co. (The) .................. 15,491 1,051,684
Diageo plc ......................... 78,167 1,894,578
Keurig Dr Pepper, Inc. ................. 6,539 213,498
Molson Coors Beverage Co. , Class B ....... 506 24,652
3,184,412
Biotechnology — 0.1%
AbbVie, Inc. ........................ 4,113 777,439
Incyte Corp.
(e)
....................... 1,575 117,952
Vertex Pharmaceuticals, Inc.
(e)
............ 474 216,556
1,111,947
Broadline Retail — 0.1%
Amazon.com, Inc.
(e)
................... 3,176 743,533
Canadian Tire Corp. Ltd. , Class A .......... 1,843 246,842
PDD Holdings, Inc. , ADR
(e)
.............. 1,120 127,064
1,117,439
Building Products — 0.2%
Allegion plc ......................... 4,968 824,291
Belimo Holding AG (Registered) ........... 114 132,665
Carrier Global Corp. ................... 4,068 279,146
Cie de Saint-Gobain SA ................ 2,482 284,728
Fortune Brands Innovations, Inc. .......... 5,139 280,281
Geberit AG (Registered) ................ 303 232,128
Johnson Controls International plc ......... 3,226 338,730
Kingspan Group plc ................... 1,477 122,579
Nibe Industrier AB , Class B .............. 27,138 125,226
ROCKWOOL A/S , Class B .............. 2,006 87,904
Trane Technologies plc ................. 867 379,815
3,087,493
Capital Markets — 0.5%
Bank of New York Mellon Corp. (The) ....... 1,835 186,161
Blackstone, Inc. , Class A ................ 970 167,771
Carlyle Group, Inc. (The) ................ 5,276 320,042
Charles Schwab Corp. (The) ............. 9,918 969,286
Deutsche Bank AG (Registered) ........... 11,604 382,196
DigitalBridge Group, Inc. , Class A .......... 3,052 32,779
Goldman Sachs Group, Inc. (The) ......... 282 204,052
Intercontinental Exchange, Inc. ........... 5,304 980,338
KKR & Co., Inc. ...................... 911 133,534
Moody's Corp. ....................... 1,151 593,605
Morgan Stanley ...................... 1,740 247,881
MSCI, Inc. ......................... 1,395 783,097
Northern Trust Corp. ................... 185 24,050
Raymond James Financial, Inc. ........... 753 125,849
State Street Corp. .................... 7,970 890,648
6,041,289
Chemicals — 0.3%
Air Liquide SA ....................... 3,529 694,284
Air Products & Chemicals, Inc. ............ 690 198,637
Akzo Nobel NV ...................... 1,751 109,965
Arkema SA ......................... 3,172 215,701
Axalta Coating Systems Ltd.
(e)
............ 6,360 180,115
BASF SE .......................... 7,470 366,100
Croda International plc ................. 5,167 177,836
Evonik Industries AG .................. 5,302 105,288
International Flavors & Fragrances, Inc. ...... 2,710 192,491
Nutrien Ltd. ......................... 17,652 1,047,323
PPG Industries, Inc. ................... 1,805 190,428
Sherwin-Williams Co. (The) .............. 1,365 451,651
Security
Shares
Shares Value
Chemicals (continued)
Sika AG (Registered) .................. 1,132 $ 267,129
4,196,948
Commercial Services & Supplies — 0.2%
Bilfinger SE ......................... 1,660 178,592
Brambles Ltd. ....................... 50,501 772,638
Cintas Corp. ........................ 344 76,557
Copart, Inc.
(e)
....................... 1,701 77,106
Element Fleet Management Corp. ......... 13,286 345,574
Intrum AB
(e)
......................... 1,274 7,355
Rentokil Initial plc ..................... 44,710 223,034
Republic Services, Inc. ................. 2,505 577,778
Securitas AB , Class B .................. 19,249 285,681
SPIE SA ........................... 4,763 280,309
Waste Management, Inc. ................ 605 138,642
Wom New Holdco
(e) (h)
.................. 2,389 59,725
3,022,991
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 10,814 736,217
F5, Inc.
(e)
.......................... 529 165,799
Telefonaktiebolaget LM Ericsson , Class B .... 99,005 719,132
1,621,148
Construction & Engineering — 0.4%
ACS Actividades de Construccion y Servicios SA 6,689 461,640
Bouygues SA ....................... 6,658 274,153
Eiffage SA ......................... 2,336 313,574
EMCOR Group, Inc. ................... 360 225,896
Ferrovial SE ........................ 8,979 460,290
MasTec, Inc.
(e)
....................... 1,025 193,940
Quanta Services, Inc. .................. 1,036 420,751
Skanska AB , Class B .................. 4,979 116,143
Vinci SA ........................... 21,142 2,936,812
5,403,199
Construction Materials — 0.3%
Amrize Ltd.
(e)
........................ 17,369 878,019
Buzzi SpA .......................... 1,706 89,087
Heidelberg Materials AG ................ 1,069 246,613
Holcim AG ......................... 23,502 1,874,283
Vulcan Materials Co. .................. 296 81,302
Wienerberger AG ..................... 1,876 62,888
3,232,192
Consumer Finance — 0.1%
Capital One Financial Corp. .............. 4,506 968,790
Consumer Staples Distribution & Retail — 0.5%
Coles Group Ltd. ..................... 48,328 643,437
Costco Wholesale Corp. ................ 1,025 963,131
Dollar General Corp. .................. 2,000 209,800
Dollar Tree, Inc.
(e)
..................... 1,683 191,105
Koninklijke Ahold Delhaize NV ............ 32,530 1,284,820
Tesco plc .......................... 241,409 1,356,338
Walmart, Inc. ........................ 20,481 2,006,728
6,655,359
Containers & Packaging — 0.1%
Amcor plc .......................... 75,247 703,559
Avery Dennison Corp. .................. 2,985 500,794
Packaging Corp. of America ............. 236 45,725
Sealed Air Corp. ..................... 6,416 187,796
1,437,874

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Distributors — 0.0%
Genuine Parts Co. .................... 634 $ 81,710
LKQ Corp. ......................... 13,078 385,409
467,119
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 20,532 626,021
Merlin Properties Socimi SA ............. 48,137 666,507
1,292,528
Diversified Telecommunication Services — 0.3%
AT&T, Inc. .......................... 7,678 210,454
Cellnex Telecom SA
(b) (c)
................. 21,390 754,844
Deutsche Telekom AG (Registered) ........ 3,836 137,582
Elisa OYJ .......................... 4,743 244,040
Infrastrutture Wireless Italiane SpA
(b) (c)
....... 7,140 84,411
Koninklijke KPN NV ................... 290,015 1,295,643
Telstra Group Ltd. .................... 142,087 452,843
TELUS Corp. ....................... 44,194 711,901
Verizon Communications, Inc. ............ 10,030 428,883
4,320,601
Electric Utilities — 0.8%
Acciona SA ......................... 1,050 201,385
Alliant Energy Corp. ................... 2,418 157,194
American Electric Power Co., Inc. .......... 6,042 683,592
CK Infrastructure Holdings Ltd. ............ 13,500 95,080
Constellation Energy Corp. .............. 376 130,788
Duke Energy Corp. ................... 7,083 861,576
Elia Group SA/NV .................... 1,439 166,022
Emera, Inc. ......................... 11,029 517,860
Endesa SA ......................... 10,812 312,785
Enel SpA .......................... 19,747 174,135
Entergy Corp. ....................... 8,162 738,090
Evergy, Inc. ......................... 11,915 843,582
Exelon Corp. ........................ 6,813 306,176
FirstEnergy Corp. .................... 15,791 674,434
Fortis, Inc. ......................... 4,035 197,440
Kyushu Electric Power Co., Inc. ........... 21,500 190,600
NextEra Energy, Inc. .................. 7,602 540,198
Origin Energy Ltd. .................... 61,979 463,467
PG&E Corp. ........................ 39,484 553,566
Pinnacle West Capital Corp. ............. 2,930 265,516
PPL Corp. ......................... 11,934 425,924
Southern Co. (The) ................... 9,887 934,124
SSE plc ........................... 2,875 70,473
Terna - Rete Elettrica Nazionale ........... 14,088 136,315
Xcel Energy, Inc. ..................... 8,046 590,898
10,231,220
Electrical Equipment — 0.3%
Eaton Corp. plc ...................... 1,206 463,972
Emerson Electric Co. .................. 2,930 426,344
GE Vernova, Inc. ..................... 1,104 728,960
Generac Holdings, Inc.
(e)
................ 732 142,513
Hubbell, Inc. ........................ 2,245 982,143
Legrand SA ........................ 953 140,765
Nexans SA ......................... 757 108,797
NKT A/S
(e)
.......................... 1,176 103,456
nVent Electric plc ..................... 1,261 98,888
nVent Electric plc ..................... 394 30,897
Prysmian SpA ....................... 2,901 231,684
Siemens Energy AG
(e)
.................. 3,669 424,792
Vertiv Holdings Co. , Class A ............. 2,546 370,698
4,253,909
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. , Class A ............... 9,167 $ 976,377
Jabil, Inc. .......................... 4,525 1,009,844
Murata Manufacturing Co. Ltd. ............ 60,200 896,022
Omron Corp. ........................ 6,400 164,959
Ralliant Corp.
(e)
...................... 2,896 132,405
Yokogawa Electric Corp. ................ 8,300 221,229
3,400,836
Energy Equipment & Services — 0.2%
Baker Hughes Co. .................... 710 31,985
Baker Hughes Co. , Class A .............. 33,994 1,531,430
Halliburton Co. ...................... 6,123 137,155
Schlumberger NV .................... 13,602 459,748
2,160,318
Entertainment — 0.0%
Electronic Arts, Inc. ................... 1,817 277,075
Walt Disney Co. (The) ................. 2,021 240,721
517,796
Financial Services — 0.2%
Aimbridge Topco LLC
(e) (h)
................ 3,030 193,917
Apollo Global Management, Inc. ........... 766 111,315
Fidelity National Information Services, Inc. .... 5,573 442,552
Global Payments, Inc. ................. 1,678 134,156
Jack Henry & Associates, Inc. ............ 4,156 705,751
Mastercard, Inc. , Class A ................ 650 368,206
Visa, Inc. , Class A .................... 242 83,604
Voya Financial, Inc. ................... 2,799 195,930
2,235,431
Food Products — 0.3%
Associated British Foods plc ............. 10,959 317,323
Campbell's Co. (The) .................. 764 24,387
Conagra Brands, Inc. .................. 971 17,731
General Mills, Inc. .................... 635 31,102
Hearthside Bank Corp.
(e)
................ 1,291 25,368
J M Smucker Co. (The) ................. 298 31,987
JDE Peet's NV ...................... 5,809 172,266
Kraft Heinz Co. (The) .................. 13,817 379,415
Lamb Weston Holdings, Inc. ............. 3,440 196,321
Nestle SA (Registered) ................. 20,457 1,787,473
Orkla ASA .......................... 22,602 237,684
3,221,057
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 1,373 214,078
Osaka Gas Co. Ltd. ................... 5,000 126,507
340,585
Ground Transportation — 0.2%
Canadian National Railway Co. ........... 2,853 266,398
Canadian Pacific Kansas City Ltd. ......... 1,663 122,300
CSX Corp. ......................... 15,342 545,255
Norfolk Southern Corp. ................. 1,194 331,932
SIRVA, Inc.
(e)
........................ 75 75
Union Pacific Corp. ................... 5,513 1,223,721
West Japan Railway Co. ................ 4,800 105,092
2,594,773
Health Care Equipment & Supplies — 0.3%
Baxter International, Inc. ................ 29,406 639,874
Becton Dickinson & Co. ................ 2,249 400,884
Coloplast A/S , Class B ................. 4,411 402,866
Koninklijke Philips NV .................. 33,170 866,246
Medtronic plc ....................... 4,399 396,966

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
ResMed, Inc. ....................... 2,053 $ 558,293
3,265,129
Health Care Providers & Services — 0.4%
Brookdale Senior Living, Inc.
(e)
............ 48,787 378,099
Cardinal Health, Inc. ................... 7,334 1,138,384
Cencora, Inc. ....................... 1,449 414,530
Centene Corp.
(e)
..................... 1,810 47,187
CVS Health Corp. .................... 7,429 461,341
DaVita, Inc.
(e)
........................ 201 28,214
Elevance Health, Inc. .................. 1,390 393,481
Labcorp Holdings, Inc. ................. 211 54,877
McKesson Corp. ..................... 657 455,656
Quest Diagnostics, Inc. ................. 210 35,156
Sonic Healthcare Ltd. .................. 16,156 285,296
UnitedHealth Group, Inc. ................ 4,311 1,075,853
Universal Health Services, Inc. , Class B ..... 3,910 650,820
5,418,894
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 14,323 1,094,707
American Healthcare REIT, Inc. ........... 27,754 1,072,414
CareTrust REIT, Inc. ................... 27,635 878,793
Healthcare Realty Trust, Inc. , Class A ....... 12,761 196,009
Welltower, Inc. ....................... 4,867 803,396
4,045,319
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 383 170,347
Japan Hotel REIT Investment Corp. ........ 497 273,138
443,485
Hotels, Restaurants & Leisure — 0.2%
Domino's Pizza, Inc. ................... 1,536 711,491
Evolution AB
(b) (c)
...................... 5,810 516,864
FDJ United
(b) (c)
....................... 2,773 86,495
Genting Singapore Ltd. ................. 219,700 123,929
Restaurant Brands International, Inc. ........ 10,794 732,428
Whitbread plc ....................... 6,710 269,546
2,440,753
Household Durables — 0.1%
Garmin Ltd. ......................... 750 164,070
Sekisui House Ltd. .................... 20,800 436,318
Taylor Wimpey plc .................... 326,059 438,708
1,039,096
Household Products — 0.2%
Church & Dwight Co., Inc. ............... 409 38,352
Clorox Co. (The) ..................... 239 30,009
Colgate-Palmolive Co. ................. 10,154 851,413
Reckitt Benckiser Group plc .............. 24,472 1,834,073
2,753,847
Independent Power and Renewable Electricity Producers — 0.0%
Northland Power, Inc. .................. 4,222 68,985
Industrial Conglomerates — 0.1%
DCC plc ........................... 3,754 235,117
Sekisui Chemical Co. Ltd. ............... 12,100 209,876
Siemens AG (Registered) ............... 2,138 544,556
Swire Pacific Ltd. , Class A ............... 14,500 131,070
1,120,619
Industrial REITs — 0.5%
Americold Realty Trust, Inc. .............. 39,908 641,721
EastGroup Properties, Inc. .............. 5,623 917,899
Goodman Group ..................... 39,345 879,694
LondonMetric Property plc ............... 362,472 912,222
Security
Shares
Shares Value
Industrial REITs (continued)
Mitsui Fudosan Logistics Park, Inc. ......... 471 $ 315,753
Prologis, Inc. ........................ 6,094 650,717
Rexford Industrial Realty, Inc. ............ 5,897 215,417
STAG Industrial, Inc. .................. 20,964 719,694
Tritax Big Box REIT plc ................. 250,168 465,343
Warehouses De Pauw CVA .............. 20,310 473,958
6,192,418
Insurance — 0.9%
Admiral Group plc .................... 9,593 432,419
Allianz SE (Registered) ................. 5,530 2,185,335
American International Group, Inc. ......... 3,251 252,375
ASR Nederland NV ................... 6,265 416,146
Assurant, Inc. ....................... 6,891 1,290,684
AXA SA ........................... 48,285 2,345,164
Brown & Brown, Inc. ................... 3,210 293,298
Fidelity National Financial, Inc. , Class A ...... 3,823 215,732
Globe Life, Inc. ...................... 6,196 870,352
Hartford Insurance Group, Inc. (The) ........ 6,136 763,257
Poste Italiane SpA
(b) (c)
.................. 17,425 376,466
Power Corp. of Canada ................ 19,764 796,494
Tryg A/S ........................... 12,577 303,381
Willis Towers Watson plc ................ 850 268,438
Zurich Insurance Group AG .............. 1,000 682,107
11,491,648
Interactive Media & Services — 0.6%
Alphabet, Inc. , Class A ................. 13,955 2,677,964
Alphabet, Inc. , Class C ................. 4,145 799,405
Meta Platforms, Inc. , Class A ............. 4,591 3,550,863
7,028,232
IT Services — 0.2%
Accenture plc , Class A ................. 2,045 546,219
Cognizant Technology Solutions Corp. , Class A . 11,021 790,867
NEXTDC Ltd.
(e)
...................... 49,285 453,821
Otsuka Corp. ....................... 9,000 170,525
SCSK Corp. ........................ 5,400 168,021
Travelport Technology Ltd.
(e) (h)
............ 27 81,996
2,211,449
Leisure Products — 0.0%
Hasbro, Inc. ........................ 2,281 171,440
Life Sciences Tools & Services — 0.0%
ICON plc
(e)
......................... 444 75,120
Machinery — 0.7%
Aalberts NV ........................ 1,971 62,998
Alstom SA
(e)
........................ 11,678 273,923
Atlas Copco AB , Class A ................ 19,589 298,309
Caterpillar, Inc. ...................... 1,228 537,889
CNH Industrial NV .................... 7,830 101,477
Cummins, Inc. ....................... 474 174,252
Fortive Corp. ........................ 4,395 210,652
GEA Group AG ...................... 3,676 264,048
Georg Fischer AG (Registered) ........... 2,416 189,001
IMI plc ............................ 7,642 223,260
Indutrade AB ........................ 4,106 99,712
Interpump Group SpA .................. 3,750 153,856
KION Group AG ...................... 3,965 243,748
Knorr-Bremse AG .................... 2,439 243,426
Komatsu Ltd. ....................... 32,300 1,040,638
Kone OYJ , Class B ................... 12,050 739,972
Konecranes OYJ ..................... 2,361 196,747
Kubota Corp. ....................... 35,500 398,106
Middleby Corp. (The)
(e)
................. 1,890 274,428

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Nordson Corp. ....................... 1,288 $ 275,902
Otis Worldwide Corp. .................. 14,857 1,273,096
Palfinger AG ........................ 879 36,558
Parker-Hannifin Corp. .................. 1,111 813,141
SKF AB , Class B ..................... 14,282 332,663
SMC Corp. ......................... 1,500 521,960
Vossloh AG ......................... 1,049 102,884
9,082,646
Media — 0.2%
Charter Communications, Inc. , Class A
(e)
..... 330 88,889
Comcast Corp. , Class A ................ 16,512 548,694
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 13,651 )
(e) (h) (i)
........... 1,086 97,740
Omnicom Group, Inc. .................. 9,133 658,032
WPP plc ........................... 81,734 442,540
1,835,895
Metals & Mining — 0.1%
ArcelorMittal SA ...................... 5,773 179,980
Aurubis AG ......................... 838 83,586
Barrick Mining Corp. ................... 7,760 163,892
Freeport-McMoRan, Inc. ................ 3,438 138,345
JFE Holdings, Inc. .................... 22,200 256,922
Nucor Corp. ........................ 443 63,380
Southern Copper Corp. ................. 1,655 155,835
Teck Resources Ltd. , Class B ............ 3,220 104,521
1,146,461
Multi-Utilities — 0.4%
Ameren Corp. ....................... 3,119 315,424
CenterPoint Energy, Inc. ................ 12,183 472,944
CMS Energy Corp. .................... 15,841 1,169,066
Dominion Energy, Inc. .................. 8,669 506,703
E.ON SE .......................... 19,661 358,681
National Grid plc ..................... 29,726 417,712
Public Service Enterprise Group, Inc. ....... 6,796 610,213
Sempra ........................... 7,101 580,010
Veolia Environnement SA ............... 24,530 831,299
WEC Energy Group, Inc. ................ 2,368 258,301
5,520,353
Office REITs — 0.2%
BXP, Inc. .......................... 12,904 844,309
Kilroy Realty Corp. .................... 22,990 847,411
Orix JREIT, Inc. ...................... 176 230,073
1,921,793
Oil, Gas & Consumable Fuels — 0.9%
Antero Resources Corp.
(e)
............... 3,492 121,975
BP plc ............................ 101,594 544,573
Cheniere Energy, Inc. .................. 1,578 372,219
Chevron Corp. ....................... 2,814 426,715
Coterra Energy, Inc. ................... 10,395 253,534
Enbridge, Inc. ....................... 4,424 200,351
Eni SpA ........................... 76,093 1,298,706
EOG Resources, Inc. .................. 1,189 142,704
EQT Corp. ......................... 4,272 229,620
Expand Energy Corp. .................. 1,917 200,863
Exxon Mobil Corp. .................... 6,279 700,987
Kinder Morgan, Inc. ................... 16,731 469,472
Kinetik Holdings, Inc. , Class A ............ 2,092 90,751
Koninklijke Vopak NV .................. 4,473 213,680
Kosmos Energy Ltd.
(e)
.................. 158,588 340,964
LUKOIL PJSC
(e) (h)
..................... 44,196 5
Novatek PJSC
(e) (h)
.................... 80 —
Pembina Pipeline Corp. ................ 24,538 912,029
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Plains GP Holdings LP , Class A ........... 3,668 $ 71,893
Range Resources Corp. ................ 3,129 114,897
Shell plc ........................... 22,951 826,290
South Bow Corp. ..................... 4,799 126,022
TC Energy Corp. ..................... 14,674 701,530
TotalEnergies SE ..................... 31,733 1,887,019
Williams Cos., Inc. (The) ................ 25,749 1,543,652
11,790,451
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 31,689 219,774
Singapore Airlines Ltd. ................. 52,400 273,694
493,468
Personal Care Products — 0.2%
Unilever plc ......................... 34,077 1,977,163
Pharmaceuticals — 0.9%
AstraZeneca plc ..................... 22,419 3,270,745
Bayer AG (Registered) ................. 7,619 236,964
Bristol-Myers Squibb Co. ................ 6,790 294,075
Kyowa Kirin Co. Ltd. ................... 9,400 160,454
Novo Nordisk A/S , Class B .............. 42,712 1,986,450
Orion OYJ , Class B ................... 3,980 318,634
Recordati Industria Chimica e Farmaceutica SpA 3,701 212,266
Roche Holding AG .................... 7,321 2,306,793
Sanofi SA .......................... 28,338 2,543,924
11,330,305
Professional Services — 0.3%
Automatic Data Processing, Inc. ........... 248 76,756
Intertek Group plc .................... 5,969 388,104
Leidos Holdings, Inc. .................. 5,752 918,307
Paychex, Inc. ....................... 5,248 757,444
Paycom Software, Inc. ................. 308 71,314
RELX plc .......................... 17,787 923,706
SS&C Technologies Holdings, Inc. ......... 5,938 507,580
Teleperformance SE ................... 1,973 192,350
Verisk Analytics, Inc. ................... 225 62,710
3,898,271
Real Estate Management & Development — 0.2%
ADLER Group SA
(e) (h)
.................. 49,454 1
CK Asset Holdings Ltd. ................. 72,500 332,210
Lendlease Corp. Ltd.
(j)
................. 58,496 196,605
Mitsubishi Estate Co. Ltd. ............... 30,000 561,673
Mitsui Fudosan Co. Ltd. ................ 23,800 212,731
Tokyu Fudosan Holdings Corp. ............ 33,600 236,936
VGP NV ........................... 3,051 320,842
Vonovia SE ......................... 18,690 580,055
Wharf Real Estate Investment Co. Ltd. ...... 141,000 447,649
2,888,702
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 5,584 1,040,188
Essex Property Trust, Inc. ............... 3,174 825,811
Invitation Homes, Inc. .................. 1,426 43,707
Sun Communities, Inc. ................. 9,148 1,134,626
UNITE Group plc (The) ................. 53,035 522,893
3,567,225
Retail REITs — 0.3%
Agree Realty Corp. ................... 13,121 940,775
Federal Realty Investment Trust ........... 4,862 448,082
Link REIT .......................... 89,500 498,672
Regency Centers Corp. ................ 11,677 833,738

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs (continued)
Simon Property Group, Inc. .............. 6,738 $ 1,103,617
3,824,884
Semiconductors & Semiconductor Equipment — 0.7%
Applied Materials, Inc. ................. 7,987 1,438,139
BE Semiconductor Industries NV .......... 2,884 389,663
Broadcom, Inc. ...................... 7,460 2,191,002
Intel Corp. ......................... 3,065 60,687
Lasertec Corp. ...................... 2,900 292,172
MediaTek, Inc. ....................... 16,000 724,553
Monolithic Power Systems, Inc. ........... 1,141 811,525
NVIDIA Corp. ....................... 3,360 597,643
QUALCOMM, Inc. .................... 1,399 205,317
STMicroelectronics NV, NYRS , ADR ........ 4,868 123,793
Taiwan Semiconductor Manufacturing Co. Ltd. . 35,000 1,347,475
Teradyne, Inc. ....................... 788 84,655
8,266,624
Software — 0.8%
Fair Isaac Corp.
(e)
..................... 45 64,652
Intuit, Inc. .......................... 353 277,151
Microsoft Corp. ...................... 12,288 6,555,648
Oracle Corp. ........................ 3,961 1,005,183
Roper Technologies, Inc. ................ 172 94,669
Salesforce, Inc. ...................... 5,391 1,392,657
Trend Micro, Inc. ..................... 4,500 274,403
9,664,363
Specialized REITs — 0.8%
American Tower Corp. ................. 986 205,473
Crown Castle, Inc. .................... 4,696 493,503
DigiCo Infrastructure REIT
(g) (j)
............. 67,662 142,366
Digital Realty Trust, Inc. ................ 11,510 2,030,824
EPR Properties ...................... 11,337 623,988
Equinix, Inc. ........................ 3,471 2,725,325
Iron Mountain, Inc. .................... 7,227 703,621
Keppel DC REIT ..................... 282,000 513,190
National Storage REIT
(j)
................ 152,665 234,090
Public Storage ....................... 3,128 850,628
Smartstop Self Storage REIT, Inc. .......... 20,526 695,421
VICI Properties, Inc. ................... 19,905 648,903
9,867,332
Specialty Retail — 0.3%
Home Depot, Inc. (The) ................ 3,770 1,385,513
Industria de Diseno Textil SA ............. 38,495 1,838,793
Tractor Supply Co. .................... 4,943 281,504
3,505,810
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc. ......................... 4,955 1,028,509
FUJIFILM Holdings Corp. ............... 40,400 837,986
Hewlett Packard Enterprise Co. ........... 4,964 102,705
HP, Inc. ........................... 10,702 265,410
Pure Storage, Inc. , Class A
(e)
............. 2,511 149,455
Ricoh Co. Ltd. ....................... 19,300 169,232
Samsung Electronics Co. Ltd. , GDR
(b) (c)
...... 635 794,620
Seiko Epson Corp. .................... 10,700 135,765
Western Digital Corp. .................. 4,664 367,010
3,850,692
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc. , Class B ................... 962 71,852
Swatch Group AG (The) ................ 1,430 252,906
324,758
Security
Shares
Shares Value
Tobacco — 0.0%
British American Tobacco plc ............. 6,499 $ 348,199
Trading Companies & Distributors — 0.6%
AddTech AB , Class B .................. 3,669 123,345
Brenntag SE ........................ 4,495 278,866
ITOCHU Corp. ...................... 42,200 2,213,501
Mitsubishi Corp. ...................... 116,200 2,291,858
Rexel SA .......................... 4,335 131,023
RS GROUP plc ...................... 19,695 144,935
Sumitomo Corp. ..................... 39,100 999,387
Toyota Tsusho Corp. ................... 23,000 527,122
WESCO International, Inc. ............... 1,240 256,630
6,966,667
Transportation Infrastructure — 0.2%
Aena SME SA
(b) (c)
..................... 35,130 945,985
Aeroports de Paris SA ................. 1,093 132,663
Atlas Arteria Ltd.
(j)
.................... 10,044 33,177
Auckland International Airport Ltd. ......... 47,602 211,159
Flughafen Zurich AG (Registered) .......... 375 105,689
Incora Top Holdco LLC
(b) (e) (h)
.............. 1,197 28,884
Japan Airport Terminal Co. Ltd. ........... 2,300 69,850
Transurban Group
(j)
................... 96,579 854,707
2,382,114
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 5,143 189,262
Guangdong Investment Ltd. .............. 170,000 151,315
Severn Trent plc ..................... 12,810 449,213
United Utilities Group plc ................ 25,229 376,615
1,166,405
Wireless Telecommunication Services — 0.0%
T-Mobile US, Inc. ..................... 1,062 253,191
Total Common Stocks — 21 .1%
(Cost: $ 239,986,237 ) .............................. 267,441,163
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.3%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 120 123,127
ATI, Inc.
4.88% , 10/01/29 ................... 96 93,864
5.13% , 10/01/31 ................... 96 93,190
Axon Enterprise, Inc.
(b)
6.13% , 03/15/30 ................... 7 7,149
6.25% , 03/15/33 ................... 32 32,783
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 86 92,547
7.25% , 07/01/31 ................... 64 66,829
7.00% , 06/01/32 ................... 170 175,863
6.75% , 06/15/33 ................... 52 53,447
BWX Technologies, Inc., 4.13%, 04/15/29
(b)
... 20 19,197
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 175 205,202
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(b)
USD 407 415,140
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 78 78,629
Spirit AeroSystems, Inc., 9.75%, 11/15/30
(b)
... 66 72,587
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 137 139,789
6.38% , 03/01/29 ................... 197 201,620
6.63% , 03/01/32 ................... 274 281,746
6.00% , 01/15/33 ................... 363 364,793
6.38% , 05/31/33 ................... 563 566,576

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Wolverine Escrow LLC, 8.58%, 11/15/26
(b) (d) (h)
.. USD 84 $ —
3,084,078
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 87 87,481
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 28 29,409
116,890
Automobile Components — 0.2%
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 114 116,557
6.75% , 02/15/30
(b)
.................. 246 253,634
4.75% , 06/15/31
(c)
.................. EUR 157 181,158
Dana, Inc., 4.50%, 02/15/32 ............ USD 31 30,251
Forvia SE
(c)
3.75% , 06/15/28 ................... EUR 100 113,952
5.50% , 06/15/31 ................... 140 163,551
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... USD 32 31,044
6.63% , 07/15/30 ................... 30 30,526
5.63% , 04/30/33 ................... 27 25,339
Icahn Enterprises LP
5.25% , 05/15/27 ................... 114 111,065
9.75% , 01/15/29 ................... 43 43,430
10.00% , 11/15/29
(b)
................. 151 152,876
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash or
9.50% PIK), 05/15/28
(a) (c) (k)
............ EUR 225 269,219
Mahle GmbH, 6.50%, 05/02/31
(c)
......... 116 133,674
Schaeffler AG
(c)
4.25% , 04/01/28 ................... 100 116,160
5.38% , 04/01/31 ................... 100 117,842
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 119 118,113
ZF Europe Finance BV
(c)
2.50% , 10/23/27 ................... EUR 400 434,720
7.00% , 06/12/30 ................... 100 115,407
2,558,518
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 186 230,043
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
.................. EUR 154 178,547
8.13% , 07/17/35
(b)
.................. USD 200 209,956
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. EUR 300 357,604
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 200 231,598
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 42 39,969
1,247,717
Banks — 0.4%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
EUR 100 117,334
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (c) (l)
............... 200 229,999
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a) (c) (l)
.......... USD 290 292,317
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 225 259,908
Banco Bilbao Vizcaya Argentaria SA, (5-Year
EUR Swap Annual + 4.27%), 6.88%
(a) (c) (l)
... 200 245,116
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (l)
.......... USD 217 212,727
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 270 274,290
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... USD 270 $ 276,494
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 130 129,553
Barclays plc, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.41%),
4.38%
(a) (l)
...................... 200 190,042
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (c) (l)
............ EUR 200 237,043
CaixaBank SA, (5-Year EURIBOR ICE Swap
Rate + 5.30%), 7.50%
(a) (c) (l)
............ 200 253,632
Citigroup, Inc.
(a)(l)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 286 292,509
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 77 77,325
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 50 50,425
Commerzbank AG
(a)(c)(l)
(5-Year EUR Swap Annual + 6.74%), 6.50% EUR 200 243,201
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 200 257,323
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (l)
............ 100 115,134
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
................ 125 143,896
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 276 315,064
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (c) (l)
............ 200 255,636
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
139 172,253
NatWest Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.29%),
7.50%
(a) (l)
...................... GBP 200 265,946
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(a) (l)
................. USD 44 45,576
4,952,743
Biotechnology — 0.0%
Grifols SA, 7.13%, 05/01/30
(c)
........... EUR 155 186,649
Broadline Retail — 0.1%
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... USD 105 97,820
B&M European Value Retail SA
(c)
4.00% , 11/15/28 ................... GBP 100 126,362
6.50% , 11/27/31 ................... 257 342,471
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... USD 103 98,623
Match Group Holdings II LLC
(b)
4.13% , 08/01/30 ................... 69 64,351
3.63% , 10/01/31 ................... 31 27,738
Prosus NV, 4.03%, 08/03/50
(c)
........... 231 154,770
Rakuten Group, Inc., 9.75%, 04/15/29
(b)
..... 200 218,983
1,131,118
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 73 74,103
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 50 50,848

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... USD 31 $ 31,456
6.75% , 05/15/35 ................... 62 63,569
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(b)
..... 13 13,117
EMRLD Borrower LP
(b)
6.63% , 12/15/30 ................... 637 649,491
6.75% , 07/15/31 ................... 93 95,778
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 175 209,848
JELD-WEN, Inc., 4.88%, 12/15/27
(b)
....... USD 44 41,742
JH North America Holdings, Inc.
(b)
5.88% , 01/31/31 ................... 44 44,151
6.13% , 07/31/32 ................... 81 81,839
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 30 29,785
9.75% , 07/15/28 ................... 63 63,157
PCF GmbH, 4.75%, 04/15/29
(c)
.......... EUR 200 178,643
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... USD 310 317,935
6.75% , 03/01/33 ................... 100 102,562
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 ................... 155 158,279
6.25% , 08/01/33 ................... 117 118,115
Standard Industries, Inc.
(b)
4.38% , 07/15/30 ................... 142 134,437
3.38% , 01/15/31 ................... 44 39,306
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 104 95,705
2,593,866
Capital Markets — 0.3%
Apollo Debt Solutions BDC
5.88% , 08/30/30
(b)
.................. 36 36,043
6.70% , 07/29/31 ................... 38 39,571
Ares Capital Corp., 5.50%, 09/01/30 ....... 26 25,954
Ares Strategic Income Fund
5.60% , 02/15/30 ................... 73 72,738
5.80% , 09/09/30
(b)
.................. 40 40,026
Blackstone Private Credit Fund, 6.00%, 11/22/34 149 148,030
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 86 86,793
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 38 39,338
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 67 64,595
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 67 62,241
Deutsche Bank AG
(a)(c)(l)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ........................ EUR 200 246,275
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 200 240,542
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 125 127,739
Goldman Sachs Group, Inc. (The)
(a)(l)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 76 77,616
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 229 226,449
Golub Capital Private Credit Fund, 5.45%,
08/15/28
(b)
...................... 20 19,924
HAT Holdings I LLC
(b)
3.38% , 06/15/26 ................... 13 12,752
8.00% , 06/15/27 ................... 19 19,679
Jane Street Group
(b)
6.13% , 11/01/32 ................... 17 16,867
6.75% , 05/01/33 ................... 28 28,654
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
..................... 107 126,902
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... USD 29 $ 29,350
8.00% , 08/01/33 ................... 47 47,762
SURA Asset Management SA, 6.35%, 05/13/32
(b)
205 214,307
UBS Group AG
(a)(l)
(USISSO05 + 3.63%), 6.85%
(b)
......... 275 281,167
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c)
... 200 179,251
(USISSO05 + 3.18%), 7.13%
(b)
......... 407 412,223
(USISSO05 + 3.30%), 7.00%
(b)
......... 200 200,000
3,122,788
Chemicals — 0.4%
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................. 157 163,270
Braskem Netherlands Finance BV, 8.00%,
10/15/34
(b)
...................... 250 177,187
Celanese US Holdings LLC, 6.75%, 04/15/33 .. 40 40,343
Chemours Co. (The)
5.38% , 05/15/27 ................... 46 45,063
5.75% , 11/15/28
(b)
.................. 146 134,091
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 209 201,340
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(c)
...................... 230 228,491
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 114 131,255
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
..... USD 6 6,002
INEOS Finance plc, 6.38%, 04/15/29
(c)
...... EUR 278 317,907
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
114 131,550
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
USD 200 197,632
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. EUR 100 117,037
Kronos International, Inc.
9.50% , 03/15/29
(c)
.................. 275 336,021
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 147 68,290
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... USD 32 28,858
Maxam Prill Sarl, 6.00%, 07/15/30
(c)
....... EUR 224 254,728
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 43 42,624
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 106 104,350
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
.................. EUR 354 425,271
5.38% , 10/01/29
(c)
.................. 135 142,994
7.25% , 06/15/31
(b)
.................. USD 609 621,941
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 200 204,536
Sasol Financing USA LLC, 4.38%, 09/18/26 ... 200 197,400
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 200 239,679
Scotts Miracle-Gro Co. (The)
4.00% , 04/01/31 ................... USD 27 24,648
4.38% , 02/01/32 ................... 45 40,886
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... 164 159,429
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 203 214,339
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 22 21,876
5.63% , 08/15/29 ................... 442 407,490
7.38% , 03/01/31 ................... 147 151,307
5,577,835
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 48 45,615
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 614 596,779
4.88% , 06/01/28
(c)
.................. GBP 187 240,206
6.00% , 06/01/29
(b)
.................. USD 208 202,440
6.88% , 06/15/30
(b)
.................. 120 122,852

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
7.88% , 02/15/31
(b)
.................. USD 517 $ 542,145
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 304 366,785
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 213 247,218
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... USD 41 38,951
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 38 37,625
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... 35 35,858
6.75% , 06/15/32 ................... 79 81,370
Currenta Group Holdings SARL
(c)
5.50% , 05/15/30 ................... EUR 200 234,408
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.14% , 05/15/32
(a)
................ 100 115,004
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 29 29,855
Garda World Security Corp.
(b)
7.75% , 02/15/28 ................... 113 116,371
8.25% , 08/01/32 ................... 127 130,944
8.38% , 11/15/32 ................... 446 459,416
GFL Environmental, Inc.
(b)
4.38% , 08/15/29 ................... 87 84,224
6.75% , 01/15/31 ................... 68 70,471
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... 216 210,291
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... 126 127,263
Reworld Holding Corp.
4.88% , 12/01/29
(b)
.................. 36 34,381
5.00% , 09/01/30 ................... 34 32,211
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 215 219,681
Verisure Holding AB
(c)
9.25% , 10/15/27 ................... EUR 80 94,813
7.13% , 02/01/28 ................... 100 118,088
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 84 91,046
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 260 269,766
Williams Scotsman, Inc.
(b)
6.63% , 06/15/29 ................... 25 25,620
6.63% , 04/15/30 ................... 63 64,960
7.38% , 10/01/31 ................... 154 160,764
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 44 45,459
5,292,880
Communications Equipment — 0.0%
CommScope LLC
(b)
4.75% , 09/01/29 ................... 209 202,950
9.50% , 12/15/31 ................... 17 17,902
220,852
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 156 157,268
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 54 52,091
6.88% , 08/15/32 ................... 103 106,404
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 226 205,130
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
. GBP 169 221,784
Heathrow Finance plc
(c)
3.88% , 03/01/27
(n)
.................. 175 225,523
6.63% , 03/01/31 ................... 116 153,257
Pike Corp., 8.63%, 01/31/31
(b)
........... USD 22 23,658
1,145,115
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (l)
................ 200 203,900
Consumer Finance — 0.1%
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 78 81,218
7.25% , 01/15/31 ................... 21 21,433
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 ................... USD 59 $ 60,755
8.00% , 06/15/28 ................... 33 34,907
6.88% , 04/15/29 ................... 69 71,085
5.88% , 03/15/30 ................... 83 83,311
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 58 59,740
Navient Corp.
9.38% , 07/25/30 ................... 23 25,135
7.88% , 06/15/32 ................... 88 91,627
OneMain Finance Corp.
6.63% , 05/15/29 ................... 103 105,192
5.38% , 11/15/29 ................... 73 71,580
7.88% , 03/15/30 ................... 53 55,791
6.13% , 05/15/30 ................... 73 73,123
6.75% , 03/15/32 ................... 242 245,555
7.13% , 09/15/32 ................... 39 40,195
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
102 106,876
Volkswagen International Finance NV
(a)(c)(l)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 100 117,415
(EUAMDB08 + 3.49%), 5.99% ......... 100 117,524
1,462,462
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
(b)
4.88% , 02/15/30 ................... USD 12 11,697
6.25% , 03/15/33 ................... 102 103,966
Bellis Acquisition Co. plc
(c)
8.13% , 05/14/30 ................... GBP 193 242,460
8.00% , 07/01/31 ................... EUR 100 115,121
Boots Group Finco LP, 5.38%, 08/31/32
(c)
.... 100 116,830
ELO SACA
(c)
2.88% , 01/29/26 ................... 100 113,549
3.25% , 07/23/27 ................... 200 224,952
5.88% , 04/17/28 ................... 100 117,413
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 35 36,526
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... EUR 147 167,416
Ocado Group plc, 11.00%, 06/15/30
(c)
...... GBP 101 136,565
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 42 40,380
6.13% , 09/15/32 ................... 85 86,317
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 90 89,620
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 47 46,029
7.25% , 01/15/32 ................... 27 28,130
1,676,971
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
(b)
6.00% , 06/15/27 ................... 200 200,176
4.00% , 09/01/29 ................... 200 182,170
Ardagh Packaging Finance plc, 2.13%,
08/15/26
(c)
...................... EUR 346 393,781
Ball Corp.
3.13% , 09/15/31 ................... USD 37 33,116
4.25% , 07/01/32 ................... EUR 123 143,360
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... USD 88 89,043
6.88% , 01/15/30 ................... 89 91,014
6.75% , 04/15/32 ................... 369 377,971
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 136 136,253
Fiber Midco SpA, 10.00%, 06/15/29
(c)
....... EUR 100 104,163
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 13 12,980
Kleopatra Finco SARL
(c)
4.25% , 03/01/26 ................... EUR 310 325,603

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
9.00% , 09/01/29
(a)
.................. EUR 101 $ 86,863
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 76 67,421
9.50% , 11/01/28 ................... 209 195,026
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... 935 943,159
9.25% , 04/15/27 ................... 28 27,713
OI European Group BV
(c)
6.25% , 05/15/28 ................... EUR 100 117,985
5.25% , 06/01/29 ................... 113 133,710
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 38 36,894
6.50% , 07/15/32 ................... 37 38,107
3,736,508
Distributors — 0.0%
(b)
Gates Corp., 6.88%, 07/01/29 ........... 59 60,716
Resideo Funding, Inc., 6.50%, 07/15/32 ..... 93 94,343
155,059
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 200 201,877
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 05/17/31
(a)
................ EUR 200 230,142
7.13% , 05/17/31 ................... 100 123,523
Service Corp. International
4.00% , 05/15/31 ................... USD 78 72,356
5.75% , 10/15/32 ................... 170 170,403
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 173 181,645
979,946
Diversified REITs — 0.1%
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (m)
... 19 20,028
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 55 52,421
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 87 83,024
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 200 210,940
Uniti Group LP, 10.50%, 02/15/28
(b)
........ 307 324,462
690,875
Diversified Telecommunication Services — 0.6%
Altice Financing SA, 3.00%, 01/15/28
(c)
...... EUR 100 88,883
Altice France SA
3.38% , 01/15/28
(c)
.................. 293 292,324
5.13% , 07/15/29
(b)
.................. USD 200 173,000
4.25% , 10/15/29
(c)
.................. EUR 166 166,223
5.50% , 10/15/29
(b)
.................. USD 200 173,433
British Telecommunications plc
(a)(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ...................... GBP 100 142,267
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ...................... 100 142,266
CCO Holdings LLC
(b)
5.38% , 06/01/29 ................... USD 89 87,414
6.38% , 09/01/29 ................... 166 167,526
4.75% , 03/01/30 ................... 115 109,272
4.50% , 08/15/30 ................... 102 95,433
7.38% , 03/01/31 ................... 269 276,546
4.75% , 02/01/32 ................... 63 58,235
4.25% , 01/15/34 ................... 439 378,265
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 226 261,585
Fibercop SpA
4.75% , 06/30/30
(c)
.................. 144 167,295
5.13% , 06/30/32
(c)
.................. 100 115,698
Series 2034 , 6.00% , 09/30/34
(b)
......... USD 200 188,910
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
5.88% , 11/01/29 ................... USD 64 $ 64,534
6.00% , 01/15/30
(b)
.................. 63 63,749
8.63% , 03/15/31
(b)
.................. 91 96,405
IHS Holding Ltd., 6.25%, 11/29/28
(b)
........ 200 196,640
Iliad Holding SASU
5.38% , 04/15/30
(c)
.................. EUR 181 213,743
6.88% , 04/15/31
(c)
.................. 379 465,045
8.50% , 04/15/31
(b)
.................. USD 207 222,045
Level 3 Financing, Inc.
(b)
4.88% , 06/15/29 ................... 192 180,000
11.00% , 11/15/29 .................. 233 264,589
4.50% , 04/01/30 ................... 108 97,231
3.88% , 10/15/30 ................... 14 11,576
10.75% , 12/15/30 .................. 129 145,286
4.00% , 04/15/31 ................... 3 2,244
6.88% , 06/30/33 ................... 549 556,331
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 689 821,404
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 39 37,982
4.13% , 04/15/30 ................... 40 38,961
TalkTalk Telecom Group Ltd., 8.25%, (8.25%
Cash or 8.75% PIK), 09/01/27
(c) (k)
........ GBP 77 69,834
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... USD 149 153,098
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 96 103,423
Virgin Media Secured Finance plc, 4.13%,
08/15/30
(c)
...................... GBP 286 341,843
Windstream Services LLC, 8.25%, 10/01/31
(b)
. USD 513 537,055
7,767,593
Electric Utilities — 0.2%
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 55 56,283
California Buyer Ltd., 5.63%, 02/15/32
(c)
..... EUR 194 231,526
Continuum Green Energy India Pvt, 7.50%,
06/26/33
(b)
...................... USD 193 198,446
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(c)
.................. EUR 148 172,698
6.75% , 02/28/30
(b)
.................. USD 200 205,000
Diamond II Ltd., 7.95%, 07/28/26
(b)
........ 200 201,446
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 28 28,829
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a) (c) (l)
................ EUR 225 262,539
Minejesa Capital BV, 5.63%, 08/10/37
(b)
..... USD 200 195,700
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 15 15,650
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 71 72,844
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 65 64,424
6.00% , 02/01/33 ................... 138 138,374
6.25% , 11/01/34 ................... 223 225,957
Pampa Energia SA, 7.88%, 12/16/34
(b)
...... 144 144,000
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
24 23,268
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 148 156,642
6.88% , 04/15/32 ................... 65 67,538
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 129 135,308
2,596,472

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (c) (l)
............ EUR 200 $ 237,656
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... USD 177 172,132
409,788
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 80 78,295
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 109 104,302
6.63% , 07/15/32 ................... 207 211,512
394,109
Energy Equipment & Services — 0.2%
Archrock Partners LP
(b)
6.25% , 04/01/28 ................... 202 201,989
6.63% , 09/01/32 ................... 115 116,705
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 28 29,183
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 29 29,863
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 116 118,800
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 40 40,370
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 41 41,819
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 237 282,425
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 97 95,053
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 38 39,854
Transocean, Inc.
(b)
8.00% , 02/01/27 ................... 144 142,930
8.75% , 02/15/30 ................... 38 39,812
USA Compression Partners LP, 7.13%,
03/15/29
(b)
...................... 95 97,114
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 125 129,111
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 220 232,910
Weatherford International Ltd., 8.63%, 04/30/30
(b)
160 164,370
1,802,308
Entertainment — 0.1%
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
...................... 39 37,905
Pinewood Finco plc
6.00% , 03/27/30
(c)
.................. GBP 315 418,074
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 39 35,661
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 260 173,797
665,437
Financial Services — 0.4%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 74 72,587
Block, Inc., 6.50%, 05/15/32 ............ 397 407,397
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (k)
............. GBP 113 148,723
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 40 39,936
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 38 39,607
9.13% , 05/15/31 ................... 67 69,647
8.38% , 04/01/32 ................... 42 42,957
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 127 148,577
Intrum Investments And Financing AB
(c)
7.75% , 09/11/27 ................... 56 60,274
8.00% , 09/11/27 ................... 105 122,141
7.75% , 09/11/28
(b)
.................. 71 72,837
8.50% , 09/11/29 ................... 71 72,032
8.50% , 09/11/30
(b)
.................. 85 85,232
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.... USD 200 192,869
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(b)
200 198,276
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... 70 71,597
Security
Par (000)
Par (000) Value
Financial Services (continued)
7.13% , 02/01/32 ................... USD 283 $ 295,522
Nationwide Building Society, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.85%), 7.50%
(a) (c) (l)
................ GBP 200 269,003
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 41 43,271
7.13% , 11/15/30 ................... 47 48,447
6.88% , 05/15/32 ................... 155 157,921
6.88% , 02/15/33 ................... 42 42,807
ProGroup AG, 5.13%, 04/15/29
(c)
......... EUR 100 114,826
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 ................... USD 370 375,162
6.38% , 08/01/33 ................... 179 182,577
Rocket Mortgage LLC
(b)
3.88% , 03/01/31 ................... 20 18,449
4.00% , 10/15/33 ................... 25 22,118
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 237 244,820
5.50% , 05/15/33
(b)
.................. EUR 100 119,004
5.50% , 05/15/33
(c)
.................. 100 119,003
Stena International SA
7.25% , 01/15/31
(c)
.................. USD 250 254,044
7.25% , 01/15/31
(b)
.................. 200 203,235
Thames Water Utilities Finance plc
(c)
4.00% , 06/19/27 ................... GBP 107 98,243
4.00% , 04/18/29 ................... EUR 100 78,358
0.88% , 01/31/30 ................... 138 104,177
1.25% , 01/31/34 ................... 138 105,477
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(k)
............ 324 92,073
UWM Holdings LLC, 6.63%, 02/01/30
(b)
..... USD 125 125,055
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 33 33,644
WEX, Inc., 6.50%, 03/15/33
(b)
........... 144 145,847
Worldline SA, 5.50%, 06/10/30
(c)
.......... EUR 100 102,435
5,240,207
Food Products — 0.2%
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (k)
............. USD 345 358,933
Chobani LLC
(b)
4.63% , 11/15/28 ................... 147 144,153
7.63% , 07/01/29 ................... 118 122,941
Darling Global Finance BV, 4.50%, 07/15/32
(c)
. EUR 141 163,361
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 52 52,332
Fiesta Purchaser, Inc., 9.63%, 09/15/32
(b)
.... 68 71,860
Froneri Lux Finco Sarl, 4.75%, 08/01/32
(c)
.... EUR 111 127,623
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.72%, 12/15/29
(a) (c)
........... 193 221,098
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 56 53,274
Post Holdings, Inc.
(b)
4.50% , 09/15/31 ................... 32 29,578
6.38% , 03/01/33 ................... 144 143,892
6.25% , 10/15/34 ................... 41 41,051
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 49 46,370
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 ................... EUR 120 137,742
7.25% , 04/15/28 ................... 132 155,644
1,869,852
Gas Utilities — 0.0%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................. USD 42 42,322
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 23 24,147
66,469

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38% , 05/21/30
(c)
.................. EUR 127 $ 150,030
7.00% , 05/21/30
(b)
.................. USD 200 205,857
BCP V Modular Services Finance II plc
(c)
6.13% , 11/30/28 ................... GBP 220 279,617
6.50% , 07/10/31 ................... EUR 125 141,104
Boels Topholding BV
(c)
6.25% , 02/15/29 ................... 170 200,916
5.75% , 05/15/30 ................... 200 237,977
EC Finance plc, 3.25%, 10/15/26
(c) (n)
....... 107 120,256
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 298 417,247
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 32 33,408
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 300 364,639
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. USD 81 81,934
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 58 60,594
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.47% , 07/31/30
(a)
................ EUR 181 207,324
5.00% , 04/30/31 ................... 171 198,230
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (c) (l)
............... 200 238,239
Loxam SAS
(c)
6.38% , 05/31/29 ................... 90 106,963
4.25% , 02/15/31 ................... 108 123,404
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (l)
... GBP 135 110,038
4.88% , 09/26/31 ................... EUR 157 146,109
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 6.74%, 04/22/30
(a)
....... 417 481,734
Uber Technologies, Inc., 6.25%, 01/15/28
(b)
... USD 24 24,058
3,929,678
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 138 134,908
3.88% , 11/01/29 ................... 26 24,521
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 391 407,657
Bausch + Lomb Netherlands BV and Bausch &
Lomb, Inc., (3-mo. EURIBOR at 0.00% Floor +
3.88%), 5.87%, 01/15/31
(a) (c)
........... EUR 100 115,071
Insulet Corp., 6.50%, 04/01/33
(b)
.......... USD 50 51,396
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 68 64,850
6.25% , 04/01/29 ................... 166 169,261
5.25% , 10/01/29 ................... 404 396,106
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
62 64,137
1,427,907
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 38 39,125
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 146 141,024
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 100 115,552
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 ................... USD 318 318,500
6.00% , 01/15/29 ................... 95 90,299
5.25% , 05/15/30 ................... 62 54,236
4.75% , 02/15/31 ................... 80 66,939
10.88% , 01/15/32 .................. 188 197,096
9.75% , 01/15/34 ................... 161 162,029
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 38 39,045
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 47 48,322
6.75% , 07/15/33 ................... 31 31,970
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Encompass Health Corp., 4.63%, 04/01/31 ... USD 6 $ 5,730
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 352 433,509
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 39 37,788
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 227 218,522
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 18 19,400
11.00% , 10/15/30 .................. 197 216,522
8.38% , 02/15/32 ................... 80 85,111
10.00% , 06/01/32 .................. 117 121,462
Mehilainen Yhtiot Oy, 5.13%, 06/30/32
(c)
..... EUR 110 126,470
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... USD 71 70,049
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 59 56,355
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 45 44,719
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 275 289,190
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
283 290,983
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 158 162,574
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
84 85,824
3,568,345
Health Care REITs — 0.0%
MPT Operating Partnership LP
7.00% , 02/15/32
(c)
.................. EUR 150 175,841
8.50% , 02/15/32
(b)
.................. USD 247 256,733
432,574
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 223 228,677
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 64 65,543
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 27 26,924
RHP Hotel Properties LP, 6.50%, 06/15/33
(b)
.. 158 161,804
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
.... 28 27,583
Service Properties Trust
8.63% , 11/15/31
(b)
.................. 414 440,885
8.88% , 06/15/32 ................... 109 113,974
XHR LP, 6.63%, 05/15/30
(b)
............. 27 27,442
864,155
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
4.38% , 01/15/28 ................... 55 53,745
5.63% , 09/15/29 ................... 31 31,185
4.00% , 10/15/30 ................... 43 39,840
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
...................... EUR 275 333,052
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 108 123,220
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.77%,
07/18/30
(a) (c)
..................... 121 134,468
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 51 49,422
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 210 216,622
6.50% , 02/15/32 ................... 150 152,972
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 52 52,780
5.75% , 08/01/32 ................... 145 145,982
6.13% , 02/15/33 ................... 204 207,619
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 59 58,191
5.75% , 04/01/30 ................... 307 306,242
6.75% , 05/01/31 ................... 157 160,301
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 120 157,884
Essendi SA
(c)
5.50% , 11/15/31 ................... EUR 117 137,345

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.63% , 05/15/32 ................... EUR 170 $ 199,808
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 84 79,859
6.75% , 01/15/30 ................... 50 47,041
Flutter Treasury DAC
(c)
4.00% , 06/04/31 ................... EUR 144 164,780
6.13% , 06/04/31 ................... GBP 100 132,512
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 100 114,898
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 126 123,367
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 46 46,913
5.88% , 03/15/33 ................... 167 168,253
5.75% , 09/15/33 ................... 35 35,034
Light & Wonder International, Inc., 7.50%,
09/01/31
(b)
...................... 38 39,607
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
...................... 28 29,181
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 55 55,033
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 105 123,916
Melco Resorts Finance Ltd.
(b)
5.38% , 12/04/29 ................... USD 207 197,167
7.63% , 04/17/32 ................... 200 205,250
MGM Resorts International, 6.13%, 09/15/29 .. 103 104,412
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 41 39,501
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 54 55,984
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 102 110,272
NCL Corp. Ltd.
(b)
8.13% , 01/15/29 ................... USD 44 46,224
6.25% , 03/01/30 ................... 22 22,264
6.75% , 02/01/32 ................... 178 182,828
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
...... GBP 200 278,972
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... USD 37 37,356
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 40 40,636
10.75% , 11/15/29 .................. 78 80,338
11.13% , 07/15/30 .................. 70 73,797
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
91 87,665
Six Flags Entertainment Corp.
5.25% , 07/15/29 ................... 29 28,180
6.63% , 05/01/32
(b)
.................. 23 23,421
Station Casinos LLC
(b)
4.50% , 02/15/28 ................... 75 73,319
4.63% , 12/01/31 ................... 35 32,754
6.63% , 03/15/32 ................... 88 89,735
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.77% ,
07/31/29
(a)
..................... EUR 112 125,855
10.75% , 07/31/29 .................. GBP 246 329,916
TUI AG, 5.88%, 03/15/29
(c)
............. EUR 179 213,467
TUI Cruises GmbH, 6.25%, 04/15/29
(c)
...... 100 119,609
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 37 37,204
6.50% , 05/15/32 ................... 70 71,942
Viking Cruises Ltd., 9.13%, 07/15/31
(b)
...... 165 177,526
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 37 36,754
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 62 65,586
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
...................... 38 36,876
Wynn Macau Ltd., 5.63%, 08/26/28
(b)
....... 300 296,730
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... USD 97 $ 96,252
7.13% , 02/15/31 ................... 152 161,668
6.25% , 03/15/33 ................... 38 38,112
7,338,644
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 04/01/30 ................... 28 26,257
6.88% , 08/01/33 ................... 31 30,934
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 211 196,486
4.88% , 02/15/30 ................... 39 35,463
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
...................... 220 238,214
LGI Homes, Inc., 7.00%, 11/15/32
(b)
........ 102 98,175
Mattamy Group Corp., 4.63%, 03/01/30
(b)
.... 32 30,699
Meritage Homes Corp., 1.75%, 05/15/28
(m)
... 81 80,087
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 46 47,686
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 43 45,059
Somnigroup International, Inc., 4.00%, 04/15/29
(b)
30 28,491
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 27 28,032
Whirlpool Corp.
6.13% , 06/15/30 ................... 29 28,931
6.50% , 06/15/33 ................... 31 30,547
945,061
Independent Power and Renewable Electricity Producers — 0.1%
(b)
AES Andes SA
6.30% , 03/15/29 ................... 200 206,076
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 215 224,806
Calpine Corp., 4.50%, 02/15/28 .......... 2 1,978
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 66 64,892
3.75% , 01/15/32 ................... 64 56,852
XPLR Infrastructure LP
(m)
0.00% , 11/15/25
(o)
.................. 111 108,647
2.50% , 06/15/26 ................... 115 110,262
773,513
Insurance — 0.5%
Acrisure LLC, 6.75%, 07/01/32
(b)
.......... 22 22,275
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... 308 301,536
5.88% , 11/01/29 ................... 167 164,451
7.00% , 01/15/31 ................... 230 236,503
7.38% , 10/01/32 ................... 465 478,009
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 32 32,587
4.88% , 06/30/29 ................... 106 102,956
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33
(b)
. 62 62,182
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
104 107,147
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 239 283,961
7.75% , 02/15/31
(b)
.................. USD 223 232,514
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
530 557,369
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 207 214,345
8.13% , 02/15/32 ................... 207 215,572
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 612 637,971
7.38% , 01/31/32 ................... 957 996,475
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 86 90,734

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
10.50% , 12/15/30 .................. USD 108 $ 114,771
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
...................... 18 18,172
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (c) (l)
............... EUR 200 228,240
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 647 669,061
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 43 41,259
5.88% , 08/01/32 ................... 57 57,157
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 120,409
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 110 116,139
6,101,795
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33
(b)
........... 281 288,124
IT Services — 0.2%
Almaviva-The Italian Innovation Co. SpA
5.00% , 10/30/30
(c)
.................. EUR 260 300,931
Atos SE
(c)(n)
9.00% , 12/18/29 ................... 226 285,617
5.00% , 12/18/30 ................... 203 193,185
1.00% , 12/18/32 ................... 249 117,877
CA Magnum Holdings, 5.38%, 10/31/26
(b)
.... USD 207 205,370
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
. 200 198,032
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.77% , 05/15/28 ................. EUR 100 114,787
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.64% , 05/15/28 ................. 225 258,740
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 52 52,263
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
198 207,798
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
...................... 200 193,416
Twilio, Inc., 3.63%, 03/15/29 ............ 47 44,513
2,172,529
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 91 92,452
ATS Corp., 4.13%, 12/15/28
(b)
........... 27 25,661
Chart Industries, Inc., 7.50%, 01/01/30
(b)
..... 112 117,323
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 36 36,320
Esab Corp., 6.25%, 04/15/29
(b)
........... 52 53,131
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 248 255,920
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.78%,
04/15/29
(a) (c)
..................... EUR 382 439,587
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. USD 31 32,938
Terex Corp., 6.25%, 10/15/32
(b)
.......... 93 93,145
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. EUR 150 171,486
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 310 308,613
1,626,576
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
......... 160 163,143
Media — 0.5%
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 ................... 140 139,810
7.75% , 04/15/28 ................... 100 94,429
9.00% , 09/15/28 ................... 167 174,973
7.50% , 06/01/29 ................... 184 167,628
7.88% , 04/01/30 ................... 288 296,584
7.13% , 02/15/31 ................... 195 194,731
7.50% , 03/15/33 ................... 226 225,599
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 54 52,391
Security
Par (000)
Par (000) Value
Media (continued)
CSC Holdings LLC
(b)
5.38% , 02/01/28 ................... USD 257 $ 236,314
11.25% , 05/15/28 .................. 257 258,338
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
... 349 347,082
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 124 116,712
5.75% , 12/01/28 ................... 172 153,699
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 388 404,079
EchoStar Corp.
10.75% , 11/30/29 .................. 233 245,863
6.75% , 11/30/30 ................... 520 486,382
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 156 168,823
9.63% , 07/15/32 ................... 100 100,877
7.25% , 08/15/33 ................... 90 89,527
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 94 99,184
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 183 177,104
Outfront Media Capital LLC
(b)
4.25% , 01/15/29 ................... 123 117,102
4.63% , 03/15/30 ................... 31 29,428
7.38% , 02/15/31 ................... 49 51,449
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
..... 70 63,700
SES SA, 4.88%, 06/24/33
(c)
............. EUR 100 117,641
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 160 163,201
Sirius XM Radio LLC, 5.00%, 08/01/27
(b)
..... 53 52,423
Summer BC Holdco B SARL, (3-mo. EURIBOR
at 0.00% Floor + 4.25%), 6.39%, 02/15/30
(a) (c)
EUR 100 112,407
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
..... USD 200 188,520
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (k)
........... EUR 245 179,715
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 200 197,482
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 336 345,179
7.38% , 06/30/30 ................... 29 28,841
8.50% , 07/31/31 ................... 97 98,510
9.38% , 08/01/32 ................... 90 93,384
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 195 266,641
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................. 130 166,105
Ziggo BV, 2.88%, 01/15/30
(c)
............ EUR 100 107,558
6,609,415
Metals & Mining — 0.3%
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 USD 200 187,686
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 69 73,141
11.50% , 10/01/31 .................. 328 364,776
Constellium SE, 3.75%, 04/15/29
(b)
........ 334 313,460
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 91 89,294
First Quantum Minerals Ltd., 9.38%, 03/01/29
(b)
207 218,644
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
.... 200 199,902
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
... 327 304,955
Navoi Mining & Metallurgical Combinat, 6.95%,
10/17/31
(b)
...................... 200 206,626
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 109 111,859
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 113 108,187
6.88% , 01/30/30 ................... 62 63,887
3.88% , 08/15/31 ................... 294 263,712
Samarco Mineracao SA
(k)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... 90 88,521

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... USD 41 $ 39,846
Stillwater Mining Co., 4.50%, 11/16/29
(b)
..... 200 182,150
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 145 141,520
Vedanta Resources Finance II plc, 10.88%,
09/17/29
(b)
...................... 240 245,160
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 183 183,000
3,386,326
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 27 27,572
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 76 73,774
Rithm Capital Corp., 8.00%, 07/15/30 ...... 25 25,451
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 54 56,476
6.50% , 07/01/30 ................... 36 37,029
6.50% , 10/15/30 ................... 71 73,081
293,383
Multi-Utilities — 0.0%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(c) (l)
................. EUR 150 179,702
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 19 19,815
199,517
Oil, Gas & Consumable Fuels — 0.8%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 92 96,392
Antero Midstream Partners LP, 5.38%, 06/15/29
(b)
31 30,739
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 33 40,073
5.88% , 06/30/29 ................... 60 59,785
6.63% , 07/15/33 ................... 31 31,430
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 46 47,702
7.25% , 07/15/32 ................... 39 41,118
Buckeye Partners LP
6.75% , 02/01/30
(b)
.................. 23 23,811
5.85% , 11/15/43 ................... 28 24,893
5.60% , 10/15/44 ................... 28 23,613
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 28 28,561
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 ................... 49 50,388
8.75% , 07/01/31 ................... 39 39,481
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
35 33,063
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 28 28,868
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 161 159,181
5.88% , 01/15/30 ................... 41 38,703
CQP Holdco LP, 5.50%, 06/15/31
(b)
........ 250 244,229
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 101 98,698
7.38% , 01/15/33 ................... 119 113,844
8.38% , 01/15/34 ................... 69 68,293
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 53 52,392
Enbridge, Inc., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.12%),
7.38%, 03/15/55
(a)
................. 39 40,602
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
................. 67 73,936
Energy Transfer LP, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.83%), 7.13%, 10/01/54
(a)
............ 165 169,193
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (c) (l)
..................... EUR 200 233,878
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP
7.75% , 02/01/28 ................... USD 29 $ 29,289
7.88% , 05/15/32 ................... 127 131,344
Global Partners LP, 7.13%, 07/01/33
(b)
...... 23 23,357
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 243 199,867
Greensaif Pipelines Bidco SARL
(b)
5.85% , 02/23/36 ................... 200 204,562
6.10% , 08/23/42 ................... 200 202,650
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 38 38,618
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 57 59,248
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... 57 58,716
4.25% , 02/15/30 ................... 10 9,676
Hilcorp Energy I LP
(b)
8.38% , 11/01/33 ................... 66 68,872
6.88% , 05/15/34 ................... 118 113,621
7.25% , 02/15/35 ................... 42 40,932
Howard Midstream Energy Partners LLC
(b)
8.88% , 07/15/28 ................... 9 9,384
7.38% , 07/15/32 ................... 28 28,950
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 143 136,209
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
...................... 200 175,508
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
168 172,614
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 48 48,500
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 55 55,900
6.50% , 04/15/32 ................... 64 64,189
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
...................... 182 147,778
NAK Naftogaz Ukraine, 7.13%, (7.13% Cash or
7.13% PIK), 07/19/26
(c) (k)
............. EUR 189 181,975
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... USD 57 56,406
8.38% , 02/15/32 ................... 142 138,905
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
... 174 175,694
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 37 37,671
Occidental Petroleum Corp., 6.63%, 09/01/30 . 106 111,892
ORLEN SA, 6.00%, 01/30/35
(b)
........... 200 205,000
Parkland Corp., 6.63%, 08/15/32
(b)
........ 39 39,863
Permian Resources Operating LLC
(b)
5.88% , 07/01/29 ................... 72 72,044
7.00% , 01/15/32 ................... 39 40,272
6.25% , 02/01/33 ................... 141 141,839
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 298 296,882
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 150 155,578
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 39 40,396
Raizen Fuels Finance SA, 6.45%, 03/05/34
(b)
.. 282 279,972
SCC Power plc
(b)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28
(k)
..................... 206 127,349
4.00% , 05/17/32 ................... 224 44,789
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
...................... 72 75,119
Sunoco LP, 6.25%, 07/01/33
(b)
........... 53 53,678
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 41 40,632
7.38% , 02/15/29 ................... 130 133,383
6.00% , 09/01/31 ................... 40 39,196
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 99 96,438
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
200 205,938

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 141 $ 177,517
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... USD 427 465,677
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (l)
... 446 446,114
8.38% , 06/01/31 ................... 184 190,322
9.88% , 02/01/32 ................... 314 338,788
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 74 79,916
6.50% , 01/15/34 ................... 332 341,546
7.75% , 05/01/35 ................... 69 75,656
6.75% , 01/15/36 ................... 169 173,851
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
151 154,926
Vital Energy, Inc.
9.75% , 10/15/30 ................... 48 45,027
7.88% , 04/15/32
(b)
.................. 92 80,750
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 97 96,519
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (c) (l)
..... EUR 152 179,534
9,549,704
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
5.98% , 01/15/30
(a)
................ 100 113,198
6.13% , 06/15/31 ................... 132 146,119
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 200 209,100
Magnera Corp., 7.25%, 11/15/31
(b)
........ 43 40,474
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 211 237,750
746,641
Passenger Airlines — 0.1%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b) (k)
............ USD 158 119,747
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (c) (l)
............ EUR 100 116,402
American Airlines, Inc.
(b)
5.75% , 04/20/29 ................... USD 9 8,497
8.50% , 05/15/29 ................... 56 58,527
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 300 347,780
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 44 42,542
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 48 50,570
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 44 42,967
787,032
Personal Care Products — 0.0%
Opal Bidco SAS
5.50% , 03/31/32
(c)
.................. EUR 133 156,344
6.50% , 03/31/32
(b)
.................. USD 200 202,007
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 91 91,952
450,303
Pharmaceuticals — 0.2%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 812 826,688
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
40 40,599
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
.. 299 307,222
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ...................... EUR 200 230,892
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 100 124,252
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
..... 115 133,683
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
...................... 294 350,259
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.86% , 12/31/29
(a)
................ EUR 48 $ 55,456
6.75% , 12/31/29 ................... 108 130,075
Teva Pharmaceutical Finance Netherlands II BV,
7.88%, 09/15/31 .................. 218 299,813
2,498,939
Professional Services — 0.1%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... USD 52 53,793
CACI International, Inc., 6.38%, 06/15/33
(b)
... 62 63,397
CoreLogic, Inc., 4.50%, 05/01/28
(b)
........ 343 323,278
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c) (k)
............. EUR 194 75,921
Science Applications International Corp., 4.88%,
04/01/28
(b)
...................... USD 41 40,331
556,720
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 8.25%, 12/31/28 ... EUR 487 561,423
Alexandrite Lake Lux Holdings Sarl, 6.75%,
07/30/30
(c)
...................... 158 183,690
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 200 204,126
Anywhere Real Estate Group LLC
(b)
7.00% , 04/15/30 ................... 125 119,710
9.75% , 04/15/30 ................... 22 22,911
Aroundtown Finance SARL
(a)(c)(l)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 100 134,006
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 396 471,441
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 89 95,386
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (n)
................ EUR 176 189,193
Fantasia Holdings Group Co. Ltd.
(c)(d)(e)
15.00% , 12/18/21 .................. USD 400 10,500
11.75% , 04/17/22 .................. 600 15,750
10.88% , 01/09/23 .................. 218 5,723
11.88% , 06/01/23 .................. 300 7,875
9.25% , 07/28/23 ................... 600 15,750
12.25% , 10/18/24 .................. 400 10,500
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (c) (l)
.......... EUR 100 110,343
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.91%), 3.38%
(a) (c) (l)
.......... 131 148,266
Howard Hughes Corp. (The), 4.13%, 02/01/29
(b)
USD 39 37,177
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (k)
........ 375 122,268
Vivion Investments SARL, 8.25%, (8.25% Cash
or 8.25% PIK), 08/31/28
(c) (k)
........... EUR 328 367,383
2,833,421
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 71 68,966
Semiconductors & Semiconductor Equipment — 0.0%
ams-OSRAM AG, Series JUL, 10.50%,
03/30/29
(c)
...................... EUR 100 121,340
MKS, Inc., 1.25%, 06/01/30
(m)
........... USD 96 93,176
ON Semiconductor Corp., 0.50%, 03/01/29
(m)
.. 51 48,793
263,309
Software — 0.5%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 901 885,730
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 299 310,727
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 42 35,629
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 40 32,867

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... USD 198 $ 189,264
4.88% , 07/01/29 ................... 223 208,849
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 753 760,444
9.00% , 09/30/29 ................... 918 950,002
8.25% , 06/30/32 ................... 637 678,297
Elastic NV, 4.13%, 07/15/29
(b)
........... 96 91,303
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 234 237,046
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 98 94,649
6.00% , 05/15/33 ................... 290 291,362
Helios Software Holdings, Inc., 7.88%, 05/01/29
(c)
EUR 179 214,127
IPD 3 BV
5.50% , 06/15/31
(c)
.................. 226 262,588
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 170 157,622
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. 155 159,377
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 206 235,751
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19% , 07/01/32 ................. 100 114,125
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 814 835,705
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
86 80,848
6,826,312
Specialized REITs — 0.0%
Iron Mountain, Inc., 6.25%, 01/15/33
(b)
...... 196 199,348
SBA Communications Corp., 3.13%, 02/01/29 . 36 33,553
232,901
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 38 38,193
Afflelou SAS, 6.00%, 07/25/29
(c)
.......... EUR 111 132,673
Asbury Automotive Group, Inc., 4.50%, 03/01/28 USD 29 28,518
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23% , 09/30/31
(a)
................ EUR 118 135,968
6.50% , 09/30/31 ................... 111 130,504
Carvana Co.
(b)(k)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 122 127,608
0.00% , ( 0.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 354 397,480
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 230 315,302
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 42 44,421
Dufry One BV, 4.50%, 05/23/32
(c)
......... EUR 100 115,575
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.15%, 07/15/31
(a) (c)
...... 187 214,747
Fressnapf Holding SE, 5.25%, 10/31/31
(c)
.... 100 116,850
Goldstory SAS, 6.75%, 02/01/30
(c)
........ 122 145,216
Group 1 Automotive, Inc.
(b)
4.00% , 08/15/28 ................... USD 18 17,355
6.38% , 01/15/30 ................... 31 31,576
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 85 85,810
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 79 76,774
8.25% , 08/01/31 ................... 95 100,445
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 537 535,547
2,790,562
Technology Hardware, Storage & Peripherals — 0.0%
(b)
Seagate Data Storage Technology Pte. Ltd.,
5.88%, 07/15/30 .................. 98 99,000
Xerox Corp., 10.25%, 10/15/30 .......... 26 26,732
125,732
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(c)
.................. EUR 100 $ 116,114
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b) (k)
.................... USD 400 417,030
Crocs, Inc., 4.13%, 08/15/31
(b)
........... 30 27,118
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 07/01/29
(a) (c)
............... EUR 228 261,442
Under Armour, Inc., 7.25%, 07/15/30
(b)
...... USD 22 22,446
844,150
Trading Companies & Distributors — 0.1%
(b)
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... 2 1,876
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 142 141,657
7.88% , 12/01/30 ................... 169 179,185
7.00% , 05/01/31 ................... 323 335,127
7.00% , 06/15/32 ................... 153 158,449
5.88% , 04/15/33 ................... 141 139,737
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 30 30,714
7.00% , 06/15/30 ................... 113 116,789
7.25% , 06/15/33 ................... 43 44,527
Imola Merger Corp., 4.75%, 05/15/29 ....... 69 66,946
QXO Building Products, Inc., 6.75%, 04/30/32 . 258 265,682
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 30 30,954
6.38% , 03/15/33 ................... 134 137,184
1,648,827
Transportation Infrastructure — 0.0%
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (c) (l)
................ 348 347,782
Incora Top Holdco LLC, 6.00%, 01/31/33
(h)
... 25 24,294
372,076
Water Utilities — 0.0%
(c)
Thames Water Super Senior Issuer plc, 9.75%,
10/10/27 ....................... GBP 5 6,990
Thames Water Utilities Ltd., 0.00%, 03/22/27
(o)
. 3 3,504
10,494
Wireless Telecommunication Services — 0.3%
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... USD 400 404,025
Eutelsat SA, 1.50%, 10/13/28
(c)
.......... EUR 100 105,061
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
................ USD 207 220,507
SoftBank Group Corp.
(c)
5.38% , 01/08/29 ................... EUR 100 117,069
5.25% , 10/10/29 ................... 100 116,111
5.88% , 07/10/31 ................... 100 118,153
3.88% , 07/06/32 ................... 234 249,068
5.75% , 07/08/32 ................... 181 210,543
Telefonica Europe BV, (EUAMDB08 + 3.12%),
5.75%
(a) (c) (l)
..................... 100 119,724
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
...................... USD 200 206,188
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 200 185,000
VF Ukraine PAT, 9.62%, 02/11/27
(b) (n)
....... 150 142,543
Vmed O2 UK Financing I plc
(b)
4.75% , 07/15/31 ................... 200 185,034
7.75% , 04/15/32 ................... 396 412,515
Vodafone Group plc, Series 60NC10, (5-
Year EUR Swap Annual + 3.48%), 3.00%,
08/27/80
(a) (c)
..................... EUR 500 551,324

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (k) (m)
........... USD 443 $ 427,494
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (k)
........... 126 116,633
Zegona Finance plc
(c)
6.75% , 07/15/29
(b)
.................. EUR 100 120,396
6.75% , 07/15/29 ................... 253 305,907
4,313,295
Total Corporate Bonds — 10 .8%
(Cost: $ 134,821,620 ) .............................. 136,217,751
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Airbus SE ) ,
21.07% , 08/14/25 .................. 1 139,925
JPMorgan Structured Products BV ( Boeing Co.
(The) ) , 21.46% , 09/22/25 ............. USD 1 200,965
JPMorgan Structured Products BV ( GE
Aerospace ) , 16.42% , 09/02/25 .......... 7 1,836,605
Royal Bank of Canada ( Boeing Co. (The) ) ,
22.04% , 08/04/25 .................. 1 222,127
UBS AG ( L3Harris Technologies, Inc. ) ,
18.90% , 09/08/25 .................. 1 378,579
2,778,201
Air Freight & Logistics — 0.1%
Royal Bank of Canada ( FedEx Corp. ) ,
14.58% , 09/18/25
(b) (c)
................ 4 864,830
Automobile Components — 0.0%
(b)(c)
JPMorgan Structured Products BV ( Lear Corp. ) ,
24.15% , 08/04/25 .................. 1 75,549
Royal Bank of Canada ( Aptiv plc ) ,
22.81% , 09/22/25 .................. 2 118,544
Royal Bank of Canada ( Lear Corp. ) ,
25.53% , 09/22/25 .................. 1 66,225
Toronto-Dominion Bank (The) ( Aptiv plc ) ,
26.00% , 08/04/25 .................. 3 199,400
459,718
Automobiles — 0.0%
BNP Paribas SA ( General Motors Co. ) ,
25.06% , 08/28/25
(b) (c)
................ 2 85,850
Banks — 1.1%
(b)(c)
Barclays Bank plc ( Banco Santander SA ) ,
19.75% , 09/01/25 .................. EUR 3 309,677
Barclays Bank plc ( Citizens Financial Group,
Inc. ) , 21.54% , 09/02/25 ............... USD 11 526,062
Barclays Bank plc ( Fifth Third Bancorp ) ,
13.25% , 09/02/25 .................. 13 529,916
BNP Paribas SA ( First Citizens BancShares,
Inc. ) , 19.81% , 09/11/25 ............... —
(p)
610,953
JPMorgan Structured Products BV ( Bank of
America Corp. ) , 10.56% , 08/29/25 ....... 27 1,289,404
JPMorgan Structured Products BV ( BAWAG
Group AG ) , 27.09% , 09/12/25 .......... 13 1,078,660
JPMorgan Structured Products BV ( PNC
Financial Services Group, Inc. (The) ) ,
12.51% , 08/29/25 .................. 3 530,844
JPMorgan Structured Products BV ( US Bancorp ) ,
12.97% , 09/02/25 .................. 12 540,033
JPMorgan Structured Products BV ( Wells Fargo
& Co. ) , 22.62% , 08/21/25 ............. 8 631,544
Royal Bank of Canada ( JPMorgan Chase & Co. ) ,
12.22% , 08/28/25 .................. 19 5,522,793
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada ( KeyCorp ) ,
22.14% , 09/04/25 .................. USD 29 $ 524,668
Royal Bank of Canada ( Wells Fargo & Co. ) ,
19.12% , 08/28/25 .................. 23 1,837,900
13,932,454
Beverages — 0.1%
(b)(c)
Barclays Bank plc ( Pernod Ricard SA ) ,
37.27% , 08/14/25 .................. EUR 1 60,468
Societe Generale SA ( Keurig Dr Pepper, Inc. ) ,
15.67% , 08/25/25 .................. USD 5 158,204
Societe Generale SA ( PepsiCo, Inc. ) ,
10.10% , 09/02/25 .................. 9 1,207,083
1,425,755
Biotechnology — 0.4%
(b)(c)
BNP Paribas SA ( Biogen, Inc. ) , 25.33% , 08/01/25 8 996,662
Citigroup, Inc. ( Gilead Sciences, Inc. ) ,
22.91% , 08/11/25 .................. 15 1,729,451
Nomura Holdings, Inc. ( Biogen, Inc. ) ,
20.46% , 09/15/25 .................. 14 1,868,869
4,594,982
Broadline Retail — 1.0%
(b)(c)
BNP Paribas SA ( eBay, Inc. ) , 16.28% , 09/15/25 24 2,186,566
JPMorgan Structured Products BV ( Etsy, Inc. ) ,
25.79% , 09/12/25 .................. 17 1,061,786
JPMorgan Structured Products BV (PDD
Holdings, Inc.)
30.43% , 08/04/25 .................. 2 192,054
27.48% , 09/22/25 .................. 1 90,447
Societe Generale SA (Amazon.com, Inc.)
17.53% , 08/04/25 .................. 41 9,149,420
18.26% , 09/15/25 .................. 2 513,676
13,193,949
Building Products — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Fortune
Brands Innovations, Inc. ) , 21.44% , 09/22/25 . 4 207,225
Royal Bank of Canada ( Lennox International,
Inc. ) , 14.79% , 09/08/25 ............... 1 677,919
UBS AG ( Johnson Controls International plc ) ,
24.80% , 08/18/25 .................. 1 73,401
958,545
Capital Markets — 1.2%
(b)(c)
Barclays Bank plc ( Goldman Sachs Group, Inc.
(The) ) , 13.70% , 08/29/25 ............. 4 2,746,510
Barclays Bank plc ( Nasdaq, Inc. ) ,
9.24% , 09/08/25 ................... 10 918,993
JPMorgan Structured Products BV ( CME Group,
Inc. ) , 8.95% , 09/08/25 ............... 3 726,159
JPMorgan Structured Products BV ( Evercore,
Inc. ) , 20.06% , 09/12/25 ............... 4 1,090,750
JPMorgan Structured Products BV ( Morgan
Stanley ) , 17.32% , 08/29/25 ............ 19 2,759,292
Nomura Holdings, Inc. ( FactSet Research
Systems, Inc. ) , 10.95% , 09/22/25 ........ 2 669,200
Nomura Holdings, Inc. ( Intercontinental
Exchange, Inc. ) , 15.92% , 08/18/25 ....... 1 200,304
Royal Bank of Canada ( Bank of New York Mellon
Corp. (The) ) , 13.55% , 08/28/25 ......... 19 1,855,011
Royal Bank of Canada ( Blackstone, Inc. ) ,
22.48% , 09/08/25 .................. 5 884,476
Royal Bank of Canada ( Moody's Corp. ) ,
10.58% , 09/08/25 .................. 1 726,198
Royal Bank of Canada ( State Street Corp. ) ,
12.66% , 08/28/25 .................. 7 742,339

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Royal Bank of Canada ( Stifel Financial Corp. ) ,
17.43% , 09/12/25 .................. USD 9 $ 1,084,344
Societe Generale SA ( Carlyle Group, Inc. (The) ) ,
26.12% , 08/25/25 .................. 4 204,286
Societe Generale SA ( Cboe Global Markets,
Inc. ) , 12.67% , 08/04/25 ............... 4 906,101
15,513,963
Chemicals — 0.5%
(b)(c)
Barclays Bank plc ( Corteva, Inc. ) ,
7.98% , 08/06/25 ................... 14 1,009,759
Barclays Bank plc ( PPG Industries, Inc. ) ,
21.08% , 09/11/25 .................. 2 182,453
BMO Capital Markets Corp. ( International Flavors
& Fragrances, Inc. ) , 25.39% , 08/18/25 .... 3 178,410
HSBC Bank plc ( Celanese Corp. ) ,
28.24% , 08/04/25 .................. 19 995,711
Royal Bank of Canada ( CF Industries Holdings,
Inc. ) , 20.33% , 08/06/25 ............... 9 836,262
Societe Generale SA ( Linde plc ) ,
11.12% , 08/04/25 .................. 3 1,368,539
Societe Generale SA ( Mosaic Co. (The) ) ,
22.60% , 08/06/25 .................. 52 1,885,913
Toronto-Dominion Bank (The) ( Air Products and
Chemicals, Inc. ) , 27.14% , 08/11/25 ....... 1 168,469
6,625,516
Commercial Services & Supplies — 0.2%
(b)(c)
Barclays Bank plc ( Cintas Corp. ) ,
8.98% , 09/02/25 ................... 4 905,024
Barclays Bank plc ( Rentokil Initial plc ) ,
30.00% , 09/01/25 .................. GBP 43 203,195
Royal Bank of Canada ( Waste Management,
Inc. ) , 10.12% , 09/11/25 ............... USD 6 1,426,080
2,534,299
Communications Equipment — 0.3%
(b)(c)
Nomura Bank International plc ( Cisco Systems,
Inc. ) , 14.33% , 09/15/25 ............... 4 245,021
Royal Bank of Canada ( Cisco Systems, Inc. ) ,
11.25% , 08/14/25 .................. 46 3,114,988
3,360,009
Construction & Engineering — 0.2%
(b)(c)
Royal Bank of Canada ( Vinci SA ) ,
23.42% , 08/07/25 .................. 2 242,253
Societe Generale SA ( Fluor Corp. ) ,
31.69% , 08/04/25 .................. 36 1,867,171
2,109,424
Construction Materials — 0.3%
(b)(c)
Nomura Holdings, Inc. ( Vulcan Materials Co. ) ,
13.17% , 09/15/25 .................. 4 1,109,865
Societe Generale SA ( Martin Marietta Materials,
Inc. ) , 12.40% , 08/08/25 ............... 3 1,427,813
Societe Generale SA ( Vulcan Materials Co. ) ,
12.63% , 08/06/25 .................. 3 715,730
3,253,408
Consumer Finance — 0.2%
(b)(c)
Barclays Bank plc ( Capital One Financial Corp. ) ,
17.33% , 09/08/25 .................. 7 1,447,927
Barclays Bank plc ( Synchrony Financial ) ,
20.00% , 09/04/25 .................. 10 718,363
2,166,290
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.7%
(b)(c)
BNP Paribas SA ( Kroger Co. (The) ) ,
12.50% , 09/15/25 .................. USD 15 $ 1,057,979
HSBC Bank plc ( Walmart, Inc. ) ,
13.24% , 08/21/25 .................. 40 3,893,433
Royal Bank of Canada ( Costco Wholesale
Corp. ) , 9.71% , 09/26/25 .............. 5 4,392,233
Societe Generale SA ( Dollar Tree, Inc. ) ,
32.70% , 09/15/25 .................. 1 137,641
9,481,286
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc ( Crown Holdings, Inc. ) ,
13.90% , 09/04/25 .................. 5 518,488
JPMorgan Structured Products BV ( Sealed Air
Corp. ) , 23.39% , 08/21/25 ............. 9 256,841
UBS AG ( Ball Corp. ) , 13.90% , 08/04/25 ...... 19 1,073,221
1,848,550
Diversified Telecommunication Services — 0.3%
(b)(c)
Barclays Bank plc ( TELUS Corp. ) ,
9.93% , 09/08/25 ................... 65 1,799,871
JPMorgan Structured Products BV ( Verizon
Communications, Inc. ) , 23.06% , 08/21/25 .. 5 211,863
Royal Bank of Canada ( Verizon Communications,
Inc. ) , 10.18% , 09/04/25 ............... 42 1,807,789
3,819,523
Electric Utilities — 0.2%
(b)(c)
JPMorgan Structured Products BV ( American
Electric Power Co., Inc. ) , 12.85% , 08/04/25 . 1 104,988
JPMorgan Structured Products BV ( Entergy
Corp. ) , 14.26% , 09/12/25 ............. 12 1,086,671
Nomura Bank International plc ( Exelon Corp. ) ,
18.71% , 08/25/25 .................. 7 290,052
Royal Bank of Canada (American Electric Power
Co., Inc.)
13.92% , 09/12/25 .................. 10 1,088,990
19.05% , 09/22/25 .................. 1 90,431
Toronto-Dominion Bank (The) ( PG&E Corp. ) ,
27.02% , 09/08/25 .................. 6 78,399
2,739,531
Electrical Equipment — 0.4%
(b)(c)
Mizuho Markets Cayman LP ( Generac Holdings,
Inc. ) , 18.97% , 09/12/25 ............... 6 1,159,338
Royal Bank of Canada ( GE Vernova, Inc. ) ,
26.73% , 09/08/25 .................. 3 2,262,330
Royal Bank of Canada ( Sensata Technologies
Holding plc ) , 28.20% , 08/04/25 ......... 2 65,687
Societe Generale SA ( Emerson Electric Co. ) ,
14.28% , 08/07/25 .................. 9 1,263,207
4,750,562
Electronic Equipment, Instruments & Components — 0.3%
(b)(c)
Barclays Bank plc ( Zebra Technologies Corp. ) ,
17.82% , 08/06/25 .................. 7 2,226,316
Nomura Holdings, Inc. ( Corning, Inc. ) ,
18.75% , 09/11/25 .................. 15 914,323
UBS AG ( Keysight Technologies, Inc. ) ,
27.20% , 08/25/25 .................. —
(p)
49,256
3,189,895
Energy Equipment & Services — 0.1%
Royal Bank of Canada ( Baker Hughes Co. ) ,
21.17% , 09/08/25
(b) (c)
................ 16 726,602

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.3%
(b)(c)
BMO Capital Markets Corp. ( Electronic Arts,
Inc. ) , 21.55% , 08/11/25 ............... USD 2 $ 258,775
Royal Bank of Canada ( Electronic Arts, Inc. ) ,
12.94% , 09/12/25 .................. 9 1,413,806
Societe Generale SA (Walt Disney Co. (The))
14.04% , 08/07/25 .................. 19 2,258,410
23.50% , 08/25/25 .................. 1 95,416
4,026,407
Financial Services — 1.1%
(b)(c)
BNP Paribas SA ( Affirm Holdings, Inc. ) ,
32.60% , 08/29/25 .................. 21 1,421,879
JPMorgan Structured Products BV ( Fiserv, Inc. ) ,
16.43% , 09/08/25 .................. 16 2,172,352
JPMorgan Structured Products BV ( Visa, Inc. ) ,
10.65% , 09/12/25 .................. 7 2,345,763
Mizuho Markets Cayman LP ( Visa, Inc. ) ,
21.42% , 09/08/25 .................. —
(p)
104,652
Morgan Stanley & Co. LLC ( Fidelity National
Information Services, Inc. ) , 23.65% , 08/07/25 5 370,737
Nomura Bank International plc ( Global Payments,
Inc. ) , 22.71% , 09/15/25 ............... 1 80,814
Nomura Holdings, Inc. ( Mastercard, Inc. ) ,
9.06% , 09/15/25 ................... 6 3,596,844
Nomura Holdings, Inc. ( Voya Financial, Inc. ) ,
25.15% , 08/11/25 .................. 3 197,588
Royal Bank of Canada ( PayPal Holdings, Inc. ) ,
19.01% , 09/11/25 .................. 38 2,637,337
UBS AG ( Global Payments, Inc. ) ,
18.10% , 08/08/25 .................. 14 1,066,948
13,994,914
Food Products — 0.0%
(b)(c)
BNP Paribas SA ( Lamb Weston Holdings, Inc. ) ,
43.42% , 08/28/25 .................. 3 180,663
Mizuho Markets Cayman LP ( Kraft Heinz Co.
(The) ) , 23.02% , 09/08/25 ............. 11 295,276
475,939
Ground Transportation — 0.3%
(b)(c)
Barclays Bank plc ( Lyft, Inc. ) , 34.10% , 08/07/25 81 1,130,746
Societe Generale SA ( Uber Technologies, Inc. ) ,
29.13% , 08/06/25 .................. 25 2,129,118
3,259,864
Health Care Equipment & Supplies — 0.3%
(b)(c)
BNP Paribas SA ( Medtronic plc ) ,
19.01% , 08/28/25 .................. 4 376,179
JPMorgan Structured Products BV ( Boston
Scientific Corp. ) , 6.79% , 09/08/25 ........ 26 2,725,497
JPMorgan Structured Products BV ( Koninklijke
Philips NV ) , 17.77% , 09/18/25 .......... EUR 4 96,280
Societe Generale SA ( Becton Dickinson & Co. ) ,
24.88% , 09/15/25 .................. USD 2 288,709
UBS AG ( IDEXX Laboratories, Inc. ) ,
14.70% , 08/06/25 .................. 2 878,908
4,365,573
Health Care Providers & Services — 1.3%
(b)(c)
Barclays Bank plc ( Universal Health Services,
Inc. ) , 24.59% , 09/09/25 ............... 4 735,223
BNP Paribas SA ( Humana, Inc. ) ,
21.22% , 09/12/25 .................. 11 2,861,245
BNP Paribas SA ( Labcorp Holdings, Inc. ) ,
11.71% , 08/01/25 .................. 6 1,591,448
BNP Paribas SA ( Quest Diagnostics, Inc. ) ,
11.16% , 09/04/25 .................. 10 1,719,252
BNP Paribas SA ( Tenet Healthcare Corp. ) ,
27.58% , 09/04/25 .................. 5 744,110
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA ( UnitedHealth Group, Inc. ) ,
26.21% , 09/11/25 .................. USD 9 $ 2,230,733
Mizuho Markets Cayman LP ( Centene Corp. ) ,
25.02% , 08/18/25 .................. 2 50,741
Mizuho Markets Cayman LP ( CVS Health Corp. ) ,
26.87% , 08/18/25 .................. 7 459,226
Morgan Stanley & Co. LLC ( Cardinal Health,
Inc. ) , 13.36% , 08/14/25 ............... 3 520,727
Morgan Stanley & Co. LLC ( McKesson Corp. ) ,
12.97% , 08/07/25 .................. 1 509,514
Nomura Holdings, Inc. ( Cardinal Health, Inc. ) ,
12.48% , 08/14/25 .................. 15 2,370,215
Royal Bank of Canada ( McKesson Corp. ) ,
10.13% , 08/07/25 .................. 3 2,160,583
Societe Generale SA ( Cardinal Health, Inc. ) ,
20.41% , 09/15/25 .................. 2 266,027
Toronto-Dominion Bank (The) ( Elevance Health,
Inc. ) , 18.35% , 09/08/25 ............... —
(p)
114,699
UBS AG ( Labcorp Holdings, Inc. ) ,
17.10% , 08/21/25 .................. 1 209,140
16,542,883
Health Care REITs — 0.1%
(b)(c)
BNP Paribas SA ( Alexandria Real Estate
Equities, Inc. ) , 18.19% , 09/04/25 ........ 9 689,132
Royal Bank of Canada ( Welltower, Inc. ) ,
16.85% , 09/11/25 .................. 7 1,086,971
1,776,103
Health Care Technology — 0.1%
BNP Paribas SA ( Veeva Systems, Inc. ) ,
13.52% , 08/29/25
(b) (c)
................ 5 1,418,801
Hotels, Restaurants & Leisure — 1.3%
(b)(c)
Barclays Bank plc ( Life Time Group Holdings,
Inc. ) , 23.70% , 08/01/25 ............... 30 864,495
BNP Paribas SA ( Booking Holdings, Inc. ) ,
11.93% , 09/12/25 .................. —
(p)
1,353,014
BNP Paribas SA ( Carnival Corp. ) ,
16.25% , 10/01/25 .................. 31 916,766
BNP Paribas SA ( Wingstop, Inc. ) ,
30.28% , 09/12/25 .................. 2 739,320
JPMorgan Structured Products BV ( Cheesecake
Factory, Inc. (The) ) , 26.54% , 09/12/25 ..... 11 724,004
Nomura Holdings, Inc. ( Aristocrat Leisure Ltd. ) ,
14.72% , 09/15/25 .................. 9 1,812,718
Nomura Holdings, Inc. ( Hilton Worldwide
Holdings, Inc. ) , 14.96% , 08/07/25 ........ 4 1,078,962
Royal Bank of Canada ( Domino's Pizza, Inc. ) ,
15.92% , 09/04/25 .................. 2 1,054,481
Royal Bank of Canada ( Hilton Worldwide
Holdings, Inc. ) , 10.00% , 09/08/25 ........ 3 728,089
Royal Bank of Canada ( Las Vegas Sands Corp. ) ,
21.88% , 09/08/25 .................. 25 1,304,652
Societe Generale SA ( Airbnb, Inc. ) ,
22.08% , 08/06/25 .................. 9 1,189,552
Societe Generale SA ( Booking Holdings, Inc. ) ,
9.58% , 08/01/25 ................... —
(p)
1,756,628
UBS AG ( DoorDash, Inc. ) , 25.80% , 08/07/25 .. 6 1,424,249
UBS AG ( Hyatt Hotels Corp. ) , 20.20% , 08/06/25 8 1,091,329
16,038,259
Household Durables — 0.2%
(b)(c)
Barclays Bank plc ( DR Horton, Inc. ) ,
27.95% , 09/04/25 .................. 5 689,955
Barclays Bank plc ( PulteGroup, Inc. ) ,
25.82% , 09/04/25 .................. 6 689,526

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Royal Bank of Canada ( Toll Brothers, Inc. ) ,
24.14% , 08/21/25 .................. USD 7 $ 875,744
2,255,225
Household Products — 0.2%
(b)(c)
Royal Bank of Canada ( Henkel AG & Co. KGaA ) ,
11.00% , 09/18/25 .................. EUR 3 216,238
Royal Bank of Canada ( Procter & Gamble Co.
(The) ) , 10.36% , 09/11/25 ............. USD 14 2,122,686
2,338,924
Industrial REITs — 0.0%
(b)(c)
JPMorgan Structured Products BV ( Prologis,
Inc. ) , 16.36% , 08/29/25 ............... 5 526,839
Nomura Holdings, Inc. ( STAG Industrial, Inc. ) ,
19.19% , 08/28/25 .................. 3 97,290
624,129
Insurance — 0.3%
(b)(c)
Barclays Bank plc ( Progressive Corp. (The) ) ,
15.11% , 08/29/25 .................. 4 1,055,399
JPMorgan Structured Products BV ( Marsh &
McLennan Cos., Inc. ) , 12.55% , 09/02/25 ... 3 509,599
JPMorgan Structured Products BV ( Travelers
Cos., Inc. (The) ) , 9.43% , 09/02/25 ....... 6 1,441,686
Nomura Bank International plc ( Fidelity National
Financial, Inc. ) , 22.76% , 08/18/25 ........ 3 168,408
Nomura Holdings, Inc. ( Fidelity National
Financial, Inc. ) , 24.08% , 08/11/25 ........ 3 168,753
Royal Bank of Canada ( American International
Group, Inc. ) , 26.00% , 08/07/25 ......... 3 241,783
UBS AG ( Willis Towers Watson plc ) ,
20.50% , 09/08/25 .................. 1 247,283
3,832,911
Interactive Media & Services — 2.0%
(b)(c)
Barclays Bank plc ( Alphabet, Inc. ) ,
17.95% , 09/08/25 .................. 57 10,902,021
Citigroup, Inc. ( Meta Platforms, Inc. ) ,
15.60% , 09/15/25 .................. 19 14,403,034
25,305,055
IT Services — 0.2%
(b)(c)
Nomura Holdings, Inc. ( Cognizant Technology
Solutions Corp. ) , 14.92% , 09/15/25 ....... 20 1,416,598
Societe Generale SA ( Twilio, Inc. ) ,
23.24% , 08/04/25 .................. 11 1,316,905
Toronto-Dominion Bank (The) ( Cognizant
Technology Solutions Corp. ) ,
16.24% , 08/04/25 .................. 2 172,404
2,905,907
Leisure Products — 0.0%
Royal Bank of Canada ( Hasbro, Inc. ) ,
22.58% , 08/07/25
(b) (c)
................ 2 145,429
Life Sciences Tools & Services — 0.3%
(b)(c)
JPMorgan Structured Products BV ( Thermo
Fisher Scientific, Inc. ) , 19.42% , 09/08/25 ... 5 2,516,163
Nomura Holdings, Inc. ( Danaher Corp. ) ,
19.93% , 09/04/25 .................. 7 1,298,877
3,815,040
Machinery — 0.7%
(b)(c)
BNP Paribas SA ( Seatrium Ltd. ) ,
21.93% , 09/11/25 .................. 4 91,695
JPMorgan Structured Products BV ( Fortive
Corp. ) , 13.14% , 09/12/25 ............. 22 1,081,359
Nomura Holdings, Inc. ( Deere & Co. ) ,
16.72% , 08/14/25 .................. 4 2,138,736
Security
Par (000)
Par (000) Value
Machinery (continued)
Nomura Holdings, Inc. ( PACCAR, Inc. ) ,
17.25% , 09/04/25 .................. USD 6 $ 547,210
Royal Bank of Canada ( Flowserve Corp. ) ,
24.27% , 09/11/25 .................. 26 1,477,058
Societe Generale SA ( Caterpillar, Inc. ) ,
14.50% , 08/06/25 .................. 5 1,823,294
Societe Generale SA ( CNH Industrial NV ) ,
27.43% , 08/25/25 .................. 8 103,572
UBS AG ( Parker-Hannifin Corp. ) ,
13.20% , 08/07/25 .................. 2 1,092,706
8,355,630
Media — 0.3%
(b)(c)
Barclays Bank plc ( Interpublic Group of Cos., Inc.
(The) ) , 25.06% , 09/04/25 ............. 35 877,821
BMO Capital Markets Corp. ( Comcast Corp. ) ,
20.04% , 09/22/25 .................. 9 305,021
Morgan Stanley & Co. LLC ( Fox Corp. ) ,
10.04% , 08/06/25 .................. 13 685,340
Nomura Holdings, Inc. ( Comcast Corp. ) ,
13.73% , 09/15/25 .................. 44 1,425,889
3,294,071
Metals & Mining — 0.0%
(b)(c)
BNP Paribas SA ( Teck Resources Ltd. ) ,
38.63% , 08/28/25 .................. 3 107,324
Royal Bank of Canada ( Teck Resources Ltd. ) ,
20.18% , 09/22/25 .................. 2 112,901
220,225
Multi-Utilities — 0.0%
Morgan Stanley & Co. LLC ( Sempra ) ,
24.96% , 08/07/25
(b) (c)
................ 2 132,353
Oil, Gas & Consumable Fuels — 0.5%
(b)(c)
Barclays Bank plc ( BP plc ) , 29.35% , 09/01/25 .. GBP 56 299,069
Barclays Bank plc ( Valero Energy Corp. ) ,
22.90% , 09/08/25 .................. USD 4 540,355
HSBC Bank plc ( Marathon Petroleum Corp. ) ,
16.84% , 08/06/25 .................. 6 1,043,679
JPMorgan Structured Products BV ( Exxon Mobil
Corp. ) , 14.14% , 08/04/25 ............. 9 1,042,663
Nomura Holdings, Inc. ( BP PLC ) ,
10.14% , 09/15/25 .................. 10 1,446,269
Royal Bank of Canada ( Shell plc ) ,
14.09% , 08/14/25 .................. GBP 10 359,632
Societe Generale SA ( Chevron Corp. ) ,
15.36% , 08/04/25 .................. USD 7 1,087,391
Societe Generale SA ( Kinder Morgan, Inc. ) ,
21.01% , 09/02/25 .................. 33 918,758
6,737,816
Pharmaceuticals — 0.5%
(b)(c)
Barclays Bank plc ( Bayer AG ) , 29.34% , 09/18/25 EUR 6 179,448
JPMorgan Structured Products BV ( Johnson &
Johnson ) , 11.24% , 08/29/25 ........... USD 8 1,251,640
Societe Generale SA ( Elanco Animal Health,
Inc. ) , 28.72% , 08/08/25 ............... 129 1,737,480
Societe Generale SA ( Eli Lilly & Co. ) ,
26.20% , 08/08/25 .................. 3 2,529,194
5,697,762
Professional Services — 0.1%
(b)(c)
BMO Capital Markets Corp. ( SS&C Technologies
Holdings, Inc. ) , 16.92% , 08/18/25 ........ 6 485,606
Toronto-Dominion Bank (The) ( Leidos Holdings,
Inc. ) , 22.09% , 08/11/25 ............... 1 216,938
702,544

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development — 0.1%
Royal Bank of Canada ( CBRE Group, Inc. ) ,
13.14% , 09/11/25
(b) (c)
................ USD 9 $ 1,425,153
Semiconductors & Semiconductor Equipment — 1.8%
(b)(c)
BNP Paribas SA ( NVIDIA Corp. ) ,
33.39% , 08/28/25 .................. 1 102,246
BNP Paribas SA ( Texas Instruments, Inc. ) ,
18.32% , 09/08/25 .................. 6 1,072,938
Citigroup, Inc. ( NVIDIA Corp. ) , 17.21% , 08/28/25 109 18,807,570
Nomura Holdings, Inc. ( Analog Devices, Inc. ) ,
14.12% , 08/21/25 .................. 6 1,405,571
Societe Generale SA ( Intel Corp. ) ,
31.52% , 09/15/25 .................. 2 34,922
Toronto-Dominion Bank (The) ( Monolithic Power
Systems, Inc. ) , 33.81% , 08/04/25 ........ 2 1,661,533
23,084,780
Software — 1.6%
(b)(c)
Barclays Bank plc ( Microsoft Corp. ) ,
14.66% , 09/11/25 .................. 1 364,152
Barclays Bank plc ( Palo Alto Networks, Inc. ) ,
12.63% , 08/20/25 .................. 4 773,897
Barclays Bank plc ( ServiceNow, Inc. ) ,
16.99% , 09/08/25 .................. 3 2,635,748
BNP Paribas SA ( Adobe, Inc. ) , 13.91% , 09/15/25 8 2,805,760
BNP Paribas SA ( Salesforce, Inc. ) ,
15.19% , 08/29/25 .................. 17 4,355,389
HSBC Bank plc ( AppLovin Corp. ) ,
45.53% , 08/07/25 .................. 1 509,200
Nomura Holdings, Inc. ( Autodesk, Inc. ) ,
10.27% , 08/29/25 .................. 4 1,202,536
Nomura Holdings, Inc. ( Cadence Design
Systems, Inc. ) , 16.61% , 09/11/25 ........ 6 2,185,542
Nomura Holdings, Inc. ( Intuit, Inc. ) ,
9.85% , 08/22/25 ................... 2 1,776,686
Nomura Holdings, Inc. ( Roper Technologies,
Inc. ) , 10.45% , 09/04/25 ............... 2 1,060,489
Nomura Holdings, Inc. ( Workday, Inc. ) ,
13.03% , 08/22/25 .................. 5 1,138,211
Royal Bank of Canada ( Manhattan Associates,
Inc. ) , 15.03% , 09/08/25 ............... 3 725,055
Societe Generale SA ( Adobe, Inc. ) ,
15.90% , 08/15/25 .................. 3 1,014,439
20,547,104
Specialized REITs — 0.2%
(b)(c)
Mizuho Markets Cayman LP ( Crown Castle, Inc. ) ,
21.87% , 08/28/25 .................. 2 167,327
Nomura Holdings, Inc. (Equinix, Inc.)
11.08% , 08/07/25 .................. 1 905,591
18.71% , 09/15/25 .................. 2 1,796,169
2,869,087
Specialty Retail — 0.5%
(b)(c)
BNP Paribas SA ( AutoZone, Inc. ) ,
9.59% , 09/25/25 ................... —
(p)
1,633,177
BNP Paribas SA ( Best Buy Co., Inc. ) ,
30.14% , 09/02/25 .................. 13 856,027
Nomura Holdings, Inc. ( Advance Auto Parts,
Inc. ) , 30.09% , 08/22/25 ............... 21 1,059,237
Royal Bank of Canada ( Ulta Beauty, Inc. ) ,
14.25% , 08/29/25 .................. 2 1,115,821
UBS AG ( TJX Cos., Inc. (The) ) ,
11.80% , 08/21/25 .................. 14 1,762,111
6,426,373
Security
Par (000)
Par (000) Value
Technology Hardware, Storage & Peripherals — 1.2%
(b)(c)
Bank of Montreal ( Dell Technologies, Inc. ) ,
32.40% , 08/29/25 .................. USD 9 $ 1,103,039
Barclays Bank plc ( Western Digital Corp. ) ,
26.64% , 09/11/25 .................. 4 301,356
Nomura Bank International plc ( HP, Inc. ) ,
23.30% , 08/25/25 .................. 11 267,634
Nomura Holdings, Inc. ( Western Digital Corp. ) ,
31.22% , 09/15/25 .................. 18 1,423,419
Royal Bank of Canada ( Seagate Technology
Holdings plc ) , 21.94% , 09/12/25 ......... 6 940,102
Toronto-Dominion Bank (The) ( Apple, Inc. ) ,
15.17% , 08/04/25 .................. 53 11,088,999
15,124,549
Textiles, Apparel & Luxury Goods — 0.2%
(b)(c)
Barclays Bank plc ( Burberry Group plc ) ,
33.62% , 08/14/25 .................. GBP 7 103,777
Barclays Bank plc ( Swatch Group AG (The) ) ,
28.44% , 08/14/25 .................. CHF 1 147,354
BMO Capital Markets Corp. ( NIKE, Inc. ) ,
20.96% , 09/15/25 .................. USD 1 44,964
JPMorgan Structured Products BV ( VF Corp. ) ,
43.51% , 09/12/25 .................. 81 1,070,090
Royal Bank of Canada ( Tapestry, Inc. ) ,
18.62% , 08/15/25 .................. 12 1,116,585
2,482,770
Tobacco — 0.2%
(b)(c)
Barclays Bank plc ( British American Tobacco plc ) ,
16.33% , 09/18/25 .................. GBP 5 243,357
Royal Bank of Canada ( Altria Group, Inc. ) ,
8.40% , 09/12/25 ................... USD 30 1,851,025
2,094,382
Transportation Infrastructure — 0.1%
Mizuho Markets Cayman LP ( Aeroports de Paris
SA ) , 6.00% , 09/12/25
(b) (c)
.............. 6 1,804,090
Wireless Telecommunication Services — 0.1%
Barclays Bank plc ( T-Mobile US, Inc. ) ,
13.25% , 09/08/25
(b) (c)
................ 4 879,442
Total Equity-Linked Notes — 24 .1%
(Cost: $ 304,249,094 ) .............................. 305,412,636
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... 185 186,219
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 41 39,725
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 336 335,317
Total Fixed Rate Loan Interests — 0.0%
(Cost: $ 562,079 ) ................................. 561,261

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/24/30 ............. USD 232 $ 233,306
Atlas CC Acquisition Corp., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.25%),
0.00%
,
05/25/29 ................... 84 60,865
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
10/31/30 ................... 206 206,648
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.18%
,
08/03/29 ... 312 312,587
Cubic Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
05/25/28 ................... 631 460,634
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , 10/31/31
(q)
..................... 740 741,607
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , 10/31/31
(q)
..................... 282 282,632
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.36%
,
01/27/32 ................... 91 90,822
Kaman Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.08%
,
02/26/32 ................... 158 158,355
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
02/26/32 ............. 1 1,434
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/01/28 ................... 427 379,937
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 7.75%),
12.18%
,
02/01/29 .................. 100 63,330
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.04%
,
09/14/29 ............. 38 37,644
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
11/06/28 ........ 56 56,226
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
02/28/31 ................... 1,382 1,385,488
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
03/22/30 ................... 344 344,800
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
01/19/32 ................... 229 230,066
5,046,381
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
02/06/29
(q)
....................... 35 32,591
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86% , 05/06/30 ........... 604 604,081
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11% , 01/28/32 ............ 558 557,765
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
01/30/32 ............ 158 157,901
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
06/04/31 ................... USD 581 $ 580,392
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.47%
,
01/31/28 ............. 105 98,031
Tenneco, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
11/17/28 ................... 272 268,353
2,299,114
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
07/02/31
(a)
............ 351 349,861
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.65% , 01/24/29 ........... 206 154,662
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.80% , 01/24/29 ........... 345 342,702
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.40% , 01/24/30 ........... 146 66,708
Sazerac Co., Inc., 1st Lien Term Loan B1 ,
06/25/32
(q)
....................... 275 275,861
839,933
Biotechnology — 0.0%
Parexel International Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
11/15/28
(a)
............ 583 584,062
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.72%
,
11/23/28
(h)
. 82 81,825
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.11%
,
03/15/30 .............. 961 950,390
1,032,215
Building Products — 0.2%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
05/14/29 ................... 32 32,429
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.71%
,
11/03/28 ................... 675 674,612
Chariot Buyer LLC, 1st Lien Term Loan B ,
07/22/32
(q)
....................... 72 71,684
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.61%
,
07/08/30 ............. 259 246,827
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.86%
,
10/02/28 ................... 310 309,302
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
08/05/31 ................... 733 712,510
2,047,364

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.4%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(q)
.............. USD 523 $ 520,406
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
08/09/30 ............. 128 128,523
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
08/02/28 ............. 468 467,553
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
12/20/29 ................... 541 542,462
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
11/25/31 .............. 310 310,610
Citadel Securities Global Holdings LLC,
Facility 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
10/31/31 ................... 463 463,674
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.33%
,
04/07/28 .. 384 383,917
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
09/15/31 ........ 316 315,627
GTCR Everest Borrower LLC, 1st Lien Term
Loan , 09/05/31
(q)
................... 118 117,981
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
12/15/31 ............. 552 549,180
Jefferies Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.35%
,
10/21/31 ............. 132 132,584
Osaic Holdings, Inc., 1st Lien Term Loan ,
07/19/32
(q)
....................... 504 504,000
Osaic Holdings, Inc., 1st Lien Term Loan B4 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
08/17/28 ............. 218 218,216
4,654,733
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.46%
,
11/24/27 ............ 270 259,676
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
08/18/28
(h)
............ 159 159,286
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.34%
,
11/01/30 ................... 428 426,915
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
10/04/29 ............. 110 109,510
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
12/18/30 .............. 376 377,252
Fortis 333, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
03/29/32 ................... 149 147,759
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
02/15/30 ................... 279 280,645
Security
Par (000)
Par (000) Value
Chemicals (continued)
Ineos US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.61%
,
02/18/30 ............. USD 52 $ 48,374
Ineos US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
10/07/31
(h)
............ 99 89,371
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.32%
,
07/03/28 ............. 320 284,009
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
11/26/31 .............. 309 309,253
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.36%
,
03/29/28 ........ 351 350,865
Nouryon Finance BV, 1st Lien Term Loan B1 ,
04/03/28
(q)
....................... 345 344,380
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(q)
.................. 379 377,768
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
06/23/31 ........ 547 544,643
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.64%
,
04/08/31 .. 164 152,608
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
10/09/31 ............. 94 93,619
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
08/02/30 ............. 399 393,944
WR Grace Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
09/22/28 ............. 445 445,307
5,195,184
Commercial Services & Supplies — 0.5%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , 10/24/30
(h) (q)
.............. 137 137,194
Allied Universal Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.21%
,
05/12/28 ............. 1,081 1,082,620
Anticimex Global AB, 1st Lien Term Loan B6 ,
(1-day SOFR at 0.50% Floor + 3.40%),
7.66%
,
11/16/28 ................... 155 154,835
Aramark Services, Inc., 1st Lien Term Loan B7 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
04/06/28 ............. 81 80,779
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
06/24/30 ............. 520 519,679
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
09/06/27 ............. 323 323,994
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
04/01/32 ............ 191 191,120
Clean Harbors, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
10/10/28 ................... 226 227,410
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.34%
,
02/01/29 ............. 393 392,726

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Grant Thornton Advisors LLC, 1st Lien Term
Loan , 06/02/31
(q)
................... USD 281 $ 280,980
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
10/17/30 ............ 108 107,625
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.46%
,
10/30/28 ................... 361 325,523
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.30%
,
03/11/32 ................... 623 625,258
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 85 85,095
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , 03/08/32
(q)
............. 538 535,029
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
06/28/30 ............. 544 543,047
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
11/30/28 .............. 300 300,735
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
11/30/28 .............. 18 18,303
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.86%
,
11/14/30 ................... 15 14,814
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
02/15/29 ... 67 66,831
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
08/31/28 .............. 469 467,707
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.46%
,
11/02/27 ................... 134 129,038
Vestis Corp., 1st Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
02/24/31 ................... 143 136,598
6,746,940
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.10%
,
10/24/30
(a)
.................. 287 287,838
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.78%
,
08/01/30 ........ 846 705,625
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
11/03/31 .............. 91 90,885
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.61%
,
12/15/28 ............. 169 168,941
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
01/21/28 ................... 298 299,715
1,265,166
Security
Par (000)
Par (000) Value
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
01/31/31 ................... USD 460 $ 461,149
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.36%
,
03/08/29 .................. 141 127,514
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
04/30/29 ........ 187 169,351
Potters Borrower LP, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.33%
,
12/14/27 ................... 66 66,413
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
04/14/31 ............. 351 350,952
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
03/19/29 ............. 313 312,732
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
02/10/32 ............. 307 306,846
Standard Industries, Inc./NY, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.10%
,
09/22/28 ............. 63 63,012
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(q)
.............. 977 975,212
2,833,181
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
02/07/28 ................... 61 60,707
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11% , 11/22/28 ............ 269 270,652
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11% , 10/03/31 ............ 121 122,190
453,549
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.09%
,
11/29/30 ............ 845 846,565
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.61%
,
04/01/32 ... 420 419,781
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B , 04/01/32
(q)
.... —
(p)
174
Colossus Acquireco LLC, 1st Lien Term Loan B ,
06/14/32
(q)
....................... 345 343,030
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/15/27 .. 238 237,741
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.36%
,
02/01/29 ................... 190 191,247
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.11%
,
03/04/32 ............ 67 67,042
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
09/15/28 ............. 209 204,410
2,309,990

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.32%
,
10/28/27
(a)
.................. USD 194 $ 155,283
Diversified Consumer Services — 0.2%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.11%
,
11/24/28 .... 364 364,960
Kuehg Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.04%
,
06/12/30 ................... 131 130,859
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.32%
,
08/11/28 ................... 24 23,562
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
07/25/30 ............. 213 213,831
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
03/26/31 ............. 170 170,570
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
02/07/31 ............. 207 207,387
Spring Education Group, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
09/30/30 ............ 270 271,146
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
11/30/30 .............. 96 95,818
Wand NewCo 3, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
01/30/31 ................... 477 475,795
1,953,928
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36% - 2.00%
,
05/18/30
(a)
....... 275 275,446
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan ,
(US Prime Rate at 0.00% Floor + 1.75%),
9.25%
,
01/30/26
(h)
.................. 95 90,531
Level 3 Financing, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61%
,
03/29/32 ............. 736 741,520
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
06/01/28 ............. 26 26,307
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/16/29 ............. 243 241,984
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
04/15/30 ............. 414 411,174
Orbcomm, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 0.04%),
8.72%
,
09/01/28 ................... 106 94,565
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 5.00%),
9.33%
,
09/25/29 ................... 383 331,059
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.71%
,
01/31/29 ........ 83 82,425
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
03/09/27 ............. USD 1,133 $ 1,091,916
3,111,481
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan ,
04/16/31
(q)
....................... 795 794,856
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
12/20/30 .............. 309 308,964
1,103,820
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.10%
,
06/20/31 ................... 383 384,152
Coherent Corp., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
07/02/29 ................... 438 438,300
822,452
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
02/13/32
(a)
.................. 99 99,278
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
07/22/30 ............. 318 317,425
Creative Artists Agency LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
10/01/31 ............. 808 807,781
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
09/30/31
(q)
....................... 516 515,194
Liberty Media Corp., 1st Lien Term Loan ,
08/01/31
(q)
....................... 258 258,087
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.20%
,
10/19/26 ........ 388 387,177
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
11/13/29 .............. 398 364,157
Playtika Holding Corp., Facility 1st Lien Term
Loan B1 , 03/13/28
(q)
................. 161 159,024
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
11/21/31 .............. 692 693,116
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
01/24/31 ............. 812 813,546
4,315,507
Financial Services — 0.7%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
12/21/28 ........ 370 369,221
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.61%
,
02/13/32 .. 309 307,970
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , 07/30/31
(q)
................... 97 97,000
Altera Corp, 1st Lien Term Loan B , 06/18/32
(q)
. 253 253,316

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Apex Group Treasury LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
02/27/32 ............. USD 397 $ 396,956
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
01/03/29 ................... 569 568,259
Belron Finance 2019 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
10/16/31 ............. 926 928,787
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
01/31/31 ............. 1,162 1,163,976
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
05/19/31 ................... 729 728,092
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
04/09/27 ............ 681 674,594
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.31%
,
04/07/28 ............. 182 178,791
Endeavor Operating Co. LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
03/24/32 ............. 905 905,570
FinCo I LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
06/27/29 ................... 25 24,840
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
01/31/30 ............. 80 79,613
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
02/18/31 ............. 632 632,386
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
04/18/30 ............. 44 43,984
Orion US Finco, 1st Lien Term Loan , 05/21/32
(q)
237 238,062
Sotera Health Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
05/30/31 ............. 615 616,111
Summit Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
10/16/31 ............. 37 37,046
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
04/03/28 ................... 60 59,608
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
03/05/32 ................... 140 139,360
8,443,542
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
10/25/27 ................... 763 764,967
Froneri International Ltd., 1st Lien Term Loan ,
07/16/32
(q)
....................... 231 230,452
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
09/30/31 ........ 891 883,049
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.81%
,
03/29/30 ............. 22 22,680
Security
Par (000)
Par (000) Value
Food Products (continued)
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29 ........ USD 138 $ 138,269
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 247 247,490
Utz Quality Foods LLC, 1st Lien Term Loan B ,
01/29/32
(q)
....................... 469 468,603
Wellness Pet LLC, 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
8.28%
,
12/31/29 ................... 54 43,807
Wellness Pet LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
12/31/29 ................... 30 16,198
2,815,515
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.36%
,
03/25/32 ............ 149 149,791
NGL Energy Operating LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.11%
,
02/03/31 .............. 63 63,005
212,796
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
04/10/31 ............. 926 924,270
Hertz Corp. (The), 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
06/30/28 ................... 52 43,918
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
06/30/28 ................... 264 223,715
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
8.00%), 12.32%
,
08/20/29
(h)
............ 40 15,592
1,207,495
Health Care Equipment & Supplies — 0.1%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.36% , 09/29/28 ........... 305 304,906
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61% , 01/15/31 ........... 462 463,029
767,935
Health Care Providers & Services — 0.4%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.33%
,
09/29/28 ............ 277 276,776
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.78% - 6.71%
,
11/08/32 .............. 404 404,256
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
07/28/31 ........ 244 245,295
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
08/01/29 ............. 543 544,695
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
11/01/28 .............. 506 506,521

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
EyeCare Partners LLC, 1st Lien Term Loan A ,
(6-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.88%
,
08/31/28 ............. USD 51 $ 52,178
EyeCare Partners LLC, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.23%
,
11/30/28 .............. 135 106,396
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.98%
,
11/30/28
(d) (e) (h)
......... 5 1,336
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
05/19/31 ............. 239 238,776
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.81%
,
11/01/28 ............ 132 71,801
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.31%
,
11/01/29 ............ 87 32,843
Medline Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR + 2.00%), 6.32%
,
10/23/28 1,969 1,900,779
Option Care Health, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
10/27/28 ............. 444 445,599
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.58%
,
11/19/31 ............ 179 178,921
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.11%
,
12/19/30 ............ 398 398,586
Team Health Holdings, Inc., 1st Lien Term Loan
B , 06/30/28
(q)
..................... 110 109,954
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
08/01/31 ................... 77 76,990
5,591,702
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.11%
,
02/15/29 .............. 1,090 1,088,277
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
05/01/31 ................... 742 739,884
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
10/01/27 ............. 194 191,116
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.42%
,
11/03/31 ............ 216 216,378
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.32%
,
06/02/28 ................... 618 605,403
Waystar Technologies, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
10/22/29 ............. 122 122,239
2,963,297
Hotels, Restaurants & Leisure — 0.8%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
09/20/30 ................... 526 524,190
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.96% , 03/11/30 ............ 39 38,864
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(1-mo. CME Term SOFR at 0.00% Floor +
7.61%), 11.96% , 03/11/30 ........... USD 35 $ 34,698
Alterra Mountain Co., 1st Lien Term Loan B8 ,
05/31/30
(q)
....................... 254 254,725
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
10/02/28 ............. 367 359,788
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
02/06/30 ............. 93 92,982
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
02/06/31 ............. 963 961,150
Churchill Downs, Inc., Facility 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
03/17/28 .............. 40 39,776
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
12/02/31 ............. 239 238,174
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
03/04/32 ............. 554 553,004
Entain plc, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.13%
,
07/30/32 ................... 85 84,996
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
01/29/29 ............. 1,055 1,055,539
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05% , 12/02/30 ........... 773 769,061
06/04/32
(q)
....................... 316 315,605
Four Seasons Hotels Ltd., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
11/30/29 .............. 693 696,660
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.07%
,
11/01/29 ........ 204 198,897
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.60%
,
05/27/32 ............ 221 222,658
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.10%
,
11/08/30 .... 507 507,920
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.86%
,
12/15/27 ................... 382 382,286
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.59%
,
04/16/29 ........ 338 338,077
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
08/01/30 ............. 95 94,197
Packers Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
03/02/28 ............. 125 56,429
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
05/03/29 ............. 430 430,965
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.29%
,
04/04/29 ............ 154 153,842

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.36%
,
12/04/31 ... USD 73 $ 72,365
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
05/01/31 ........ 153 152,617
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
03/14/31 ............. 616 616,668
Voyager Parent LLC, 1st Lien Term Loan B ,
07/01/32
(q)
....................... 290 290,044
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
08/03/28 ................... 265 264,812
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.11%
,
05/24/30 ............ 240 240,550
10,041,539
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
01/16/32 ............. 579 578,539
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
09/26/31 .............. 156 156,664
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 6.64%
,
10/24/31 ............. 121 121,348
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.86%
,
12/19/29 ............. 42 41,534
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.47%
,
10/06/28 ............. 181 139,920
Weber-Stephen Products LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.72%
,
10/29/27 ........ 221 220,648
1,258,653
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
07/19/30 ........ 314 314,379
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
01/31/31 .............. 139 139,433
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.58%
,
12/15/27 ............ 220 219,686
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
12/11/31 .............. 198 198,191
871,689
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B , 06/25/32
(q)
..................... 82 82,478
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
10/18/31 ............. 79 79,098
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(q)
....................... 549 549,007
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
05/31/30 ............. USD 216 $ 215,536
926,119
Insurance — 0.7%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.10%
,
09/19/31 ............ 1,724 1,723,568
AmWINS Group, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.61%
,
01/30/32 ................... 809 809,259
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
12/29/31 ............ 538 538,292
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%
,
02/14/31 ............. 853 854,467
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B1 , (12-mo. CME Term
SOFR at 0.00% Floor + 3.00%), 7.34% -
7.17%
,
05/27/31 ................... 539 538,550
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.83%
,
06/20/30 ............. 1,076 1,077,151
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
03/15/30 ................... 234 232,246
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
09/15/31 ............. 546 545,311
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
05/06/31 ........ 805 804,460
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
09/27/30 ................... 618 616,876
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
11/21/29 ................... 532 531,121
8,271,301
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , 01/31/31
(a) (q)
.................... 275 274,426
IT Services — 0.6%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.71%
,
08/21/28 ................... 236 233,601
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
09/19/30 ................... 80 78,446
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
09/19/30 ................... 581 567,921
Asurion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.72%
,
07/30/27 ................... 233 233,088
Asurion LLC, 2nd Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
01/31/28 ................... 120 115,135

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
01/19/29 ................... USD 107 $ 100,363
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
07/06/29 ................... 799 648,839
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
04/21/32 ............. 318 318,200
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
06/12/31 ........ 314 312,611
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.11%
,
05/30/31 .............. 767 767,584
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
06/27/31 ............. 141 141,084
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
05/30/31 ........ 698 697,918
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
11/09/29 ........ 154 154,422
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.04% , 07/27/28
(d) (e)
......... 156 35,391
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.31% , 07/27/28 ........... 69 30,178
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.32% , 07/27/28 ........... 42 35,026
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
06/17/31 ............. 581 581,176
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.61%
,
06/07/32 ............. 87 85,822
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.81%
,
07/01/31 ................... 129 126,192
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
10/28/30 ........ 310 310,574
Project Boost Purchaser LLC, 1st Lien Term
Loan , 07/16/31
(q)
................... 531 530,239
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
07/31/31 ... 997 998,010
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
06/30/32 ................... 181 182,169
X Corp., 1st Lien Term Loan B1 , (3-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.96%
,
10/26/29 .................. 708 689,643
x.AI Corp., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.55%
,
06/28/30 .................. 226 216,348
8,189,980
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97%
,
05/30/28
(a)
............ 54 54,074
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.46%
,
11/08/27 .............. USD 18 $ 17,598
Fortrea Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
07/01/30 ............. 36 32,279
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 64 64,397
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
07/03/28 ............. 16 16,163
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
09/27/30 ................... 241 238,112
368,549
Machinery — 0.5%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
05/21/31 ............. 459 460,572
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/31/28 ............. 566 565,808
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 84 84,297
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.80%
,
05/15/28
(h)
............ 93 93,458
Filtration Group Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
10/23/28 ............. 769 769,955
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.08%
,
06/12/31 ............ 202 201,995
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.80% - 8.67%
,
02/15/29 .. 714 713,560
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
11/22/29 ................... 189 189,228
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.84%
,
11/02/28 .... 25 25,038
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70% , 06/21/28 ........... 771 770,611
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45% , 05/06/32 ........... 386 387,351
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
10/04/28 ................... 132 133,118
SPX FLOW, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
04/05/29 ................... 424 425,171
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.24%
,
04/30/30 ............. 982 986,924
Vertiv Group Corp., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
03/02/27 ............. 666 665,784

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
12/18/28 ................... USD 134 $ 46,465
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
01/27/31 ............. 409 408,865
6,928,200
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.82%
,
08/15/28 ............. 484 449,286
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
12/09/30 ... 121 120,762
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.54%
,
12/15/31 ... 162 162,076
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.47%
,
08/23/28 ........ 66 65,234
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(q)
....................... 98 97,308
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
04/15/27 ................... 566 556,965
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.57%
,
08/02/27 ............. 39 39,364
ECL Entertainment LLC, Facility 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
08/30/30 ........ 85 85,237
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.81%
,
02/21/31
(h)
.................. 91 91,486
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.58%
,
05/23/29 ............. 1 900
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.83%
,
06/30/28 ............ 163 164,152
NEP Group, Inc., 1st Lien Term Loan B ,
08/19/26
(q)
....................... 104 97,742
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
11/13/31 ........ 578 578,032
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.96%
,
04/28/28 ............. 111 106,961
2,615,505
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
03/03/32
(a)
........... 859 859,266
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
11/22/30 .............. 109 109,279
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.58%
,
12/21/28 ........ 513 513,647
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.29%
,
10/04/30 ............ USD 29 $ 28,675
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.34%
,
02/06/30 ................... 200 200,686
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 4.35% Floor + 1.75%),
6.10%
,
01/31/28 ................... 79 79,578
New Fortress Energy, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
10/30/28 ............. 52 23,808
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.60%
,
10/05/28 ... 368 368,573
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
06/16/32 ........ 64 64,160
1,388,406
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58% , 04/20/28 ........... 161 160,192
05/28/32
(q)
....................... 164 164,612
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.35%
,
03/21/31 ................... 377 376,446
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 202 201,235
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 211 209,437
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51% , 06/04/29 ........... 322 320,404
Jetblue Airways Corp., 1st Lien Term Loan ,
08/13/29
(q)
....................... 270 253,211
United Airlines, Inc., Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.35%
,
02/24/31 ............. 232 232,618
1,918,155
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.86%
,
05/04/28 ............ 199 202,296
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan B , 05/04/28
(q)
.................. 532 531,776
Boots Group Bidco Ltd., 1st Lien Term Loan ,
07/16/32
(q)
....................... 298 297,443
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
08/02/27 ............. 248 247,608
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
05/05/28 ............. 493 494,892
Opal LLC, Facility 1st Lien Term Loan B2 ,
04/23/32
(q)
....................... 470 471,588
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.60%
,
05/19/31 ................... 130 124,974

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
04/20/29 ............. USD 216 $ 215,891
2,586,468
Professional Services — 0.5%
(a)
AlixPartners LLP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97% , 02/04/28 ........... 387 387,194
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.88% , 07/30/32 ........... 212 211,472
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
09/29/31 ............. 276 276,274
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
06/02/28 ................... 478 476,568
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.11%
,
04/28/28 .. 764 763,174
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
03/01/31
(h)
.................. 541 542,568
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.60%
,
01/18/29 ........ 1,158 1,158,036
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
06/22/29 ................... 110 110,532
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.03%
,
07/31/30 ............. 111 101,087
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.11%
,
05/12/28 ............ 316 311,620
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
06/24/31 ................... 385 385,777
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
06/24/31 ................... 616 616,132
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.08%
,
09/28/29 ... 109 108,449
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
11/26/31 .............. 617 616,055
6,064,938
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.58%
,
01/31/30
(a)
.. 53 53,281
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
07/06/29 ................... 215 216,475
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.35%
,
08/17/29 ................... 592 590,482
806,957
Security
Par (000)
Par (000) Value
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.80%
,
02/24/31 ............. USD 650 $ 649,876
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
08/15/29 ............. 297 239,921
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(q)
....................... 814 813,691
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
06/17/30 ............. 327 327,443
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.36%
,
01/23/32 ............ 992 992,706
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
03/21/31 ............. 1,073 1,076,285
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.80%
,
03/30/29 ... 639 639,537
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.21%
,
10/09/28 ................... 393 375,900
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.46%
,
10/10/29 .................. 117 102,010
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.31%
,
12/09/31 ............. 787 784,729
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
06/26/31 ............. 132 131,746
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
10/09/29 ............. 791 791,239
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
11/15/32
(h)
............. 94 96,585
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11% , 09/12/29 ............ 798 796,403
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11% , 04/16/32 ............ 121 120,758
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.86%
,
01/30/32 ............ 1,081 1,079,343
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
10/27/28 ................... 308 309,718
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
03/22/32 ................... 775 776,755
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.33%
,
03/01/29 ................... 564 544,356
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61% , 05/03/28 ........... 160 152,389
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61% , 12/31/31 ........... 111 98,335
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
12/17/27 ............. 81 79,560

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(q)
....................... USD 86 $ 86,098
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33% , 08/31/28 ........... 768 768,597
QXO Building Products, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
04/30/32 ............. 111 112,335
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
04/24/28 ................... 463 462,257
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97% , 12/17/27 ........... 37 36,624
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.46% , 11/15/29
(h)
.......... 139 138,474
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97% , 12/17/27 ........... 12 11,950
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.46% , 06/30/28
(h)
.......... 5 5,147
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.46% , 11/15/29
(h)
.......... 51 49,292
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR at 4.36% Floor +
2.00%), 6.36%
,
05/09/31 ............. 846 848,730
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.31%
,
02/10/31 ................... 1,106 1,105,324
VS Buyer LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR + 2.25%), 6.56%
,
04/14/31 .... 740 739,881
15,343,994
Specialty Retail — 0.1%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.46%
,
12/01/28 ............ 13 12,153
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 2.50%
Floor + 0.00%; 3-mo. CME Term SOFR
at 2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.83%
,
04/23/31 ............. 231 231,058
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.33%
,
05/04/28 ... 788 788,494
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/11/28 ................... 147 146,771
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97% , 10/20/28 ........... 75 72,118
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.71% , 10/20/28 ........... 55 53,180
1,303,774
Technology Hardware, Storage & Peripherals — 0.1%
Finastra Usa, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.88%
,
07/30/32
(a)
.................. 967 956,121
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
07/27/28 ................... 368 368,711
Core & Main LP, 1st Lien Term Loan E , (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
02/10/31 ................... 480 480,116
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.28%
,
01/29/31 ............ USD 590 $ 567,534
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
06/17/31 ................... 86 85,999
GYP Holdings III Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
05/13/30
(h)
............ 109 109,316
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
06/02/32 ................... 71 71,207
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
2.00%), 6.36%
,
06/29/29
(h)
............ 148 88,454
1,771,337
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
09/23/31 ................... 787 788,372
Brown Group Holding LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 4.36% Floor +
2.50%), 6.86%
,
07/01/31 ............. 343 342,754
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.50% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.50%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.78% - 6.83%
,
07/01/31 ............. 235 235,632
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.71%
,
12/15/26
(h)
................. 103 102,055
Rand Parent LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
03/18/30 ................... 226 223,005
1,691,818
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B , 07/30/32
(h) (q)
................. 140 139,650
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
05/01/28 ............ 116 114,555
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
01/27/31 .............. 404 405,437
659,642
Total Floating Rate Loan Interests — 11 .4%
(Cost: $ 145,685,998 ) .............................. 144,989,180
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(c)
....................... 217 227,443
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(b)
....................... 200 203,500
430,943
Colombia — 0.0%
Ecopetrol SA , 8.88% , 01/13/33 ............ 270 283,230
Denmark — 0.0%
Orsted A/S (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(a) (c)
.......... EUR 100 116,527

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.1%
Electricite de France SA
(a)(c)(l)
(5-Year EUR Swap Annual + 3.97%), 3.38% . EUR 200 $ 219,670
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 240,289
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 200 269,346
729,305
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00% , 05/16/29 EUR 264 325,605
MVM Energetika Zrt. , 7.50% , 06/09/28 ...... USD 200 209,378
534,983
Mexico — 0.1%
Petroleos Mexicanos
8.75% , 06/02/29 ................... 325 342,240
5.95% , 01/28/31 ................... 298 275,948
10.00% , 02/07/33 .................. 203 225,624
843,812
Morocco — 0.0%
OCP SA
5.13% , 06/23/51
(c)
.................. 217 166,291
7.50% , 05/02/54
(b)
.................. 232 234,576
400,867
Peru — 0.0%
(b)
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30 ........................ 200 202,100
Petroleos del Peru SA , 4.75% , 06/19/32 ..... 200 159,938
362,038
Total Foreign Agency Obligations — 0 .3%
(Cost: $ 3,559,741 ) ............................... 3,701,705
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 200 195,750
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(c)
...... 200 188,578
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
205 204,509
Benin — 0.0%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 400 386,876
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. 186 181,238
Cameroon — 0.0%
Republic of Cameroon , 9.50% , 07/31/31
(c)
.... 300 281,718
Chile — 0.0%
Republic of Chile
3.75% , 01/14/32 ................... EUR 140 162,665
4.34% , 03/07/42 ................... USD 268 231,083
393,748
Colombia — 0.1%
Republic of Colombia
8.00% , 04/20/33 ................... 256 269,312
7.75% , 11/07/36 ................... 295 294,189
563,501
Costa Rica — 0.0%
Republic of Costa Rica , 6.55% , 04/03/34
(c)
.... 230 240,120
Security
Par (000)
Par (000) Value
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
.................. USD 287 $ 289,440
4.50% , 01/30/30
(b)
.................. 383 365,190
7.05% , 02/03/31
(b)
.................. 155 163,060
4.88% , 09/23/32
(b)
.................. 306 282,771
6.95% , 03/15/37
(b)
.................. 150 153,487
1,253,948
Egypt — 0.1%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 160 169,354
7.63% , 05/29/32
(c)
.................. USD 428 402,187
9.45% , 02/04/33
(b)
.................. 200 203,050
7.50% , 02/16/61
(b)
.................. 200 145,808
920,399
Gabon — 0.0%
Gabon Government Bond , 9.50% , 02/18/29
(c)
.. 325 303,774
Guatemala — 0.1%
Republic of Guatemala
(b)
7.05% , 10/04/32 ................... 300 320,768
6.60% , 06/13/36 ................... 225 230,367
551,135
Hungary — 0.1%
Hungary Government Bond
(b)
5.25% , 06/16/29 ................... 355 358,091
5.50% , 03/26/36 ................... 200 193,221
551,312
Indonesia — 0.0%
Republic of Indonesia , 3.88% , 01/15/33 ...... EUR 143 166,302
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
5.88% , 10/17/31
(c)
.................. 291 322,645
8.08% , 04/01/36
(b)
.................. USD 200 196,800
519,445
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
....................... 200 206,338
Kenya — 0.0%
Republic of Kenya , 9.75% , 02/16/31
(b)
....... 200 206,000
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 200 200,000
Latvia — 0.0%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 302 303,730
Mexico — 0.1%
Eagle Funding Luxco Sarl , 5.50% , 08/17/30
(b)
.. 465 467,976
Mex Bonos Desarr Fix Rt
3.75% , 01/11/28 ................... 218 213,572
6.35% , 02/09/35 ................... 270 274,287
6.63% , 01/29/38 ................... 200 201,250
1,157,085
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(c)
... EUR 191 212,860
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. USD 256 241,728
4.75% , 04/02/35
(b)
.................. EUR 279 320,385
562,113

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria — 0.0%
Federal Republic of Nigeria
10.38% , 12/09/34
(b)
................. USD 200 $ 214,688
7.63% , 11/28/47
(c)
.................. 200 162,812
377,500
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 182 217,668
Oman — 0.0%
Oman Government Bond , 6.75% , 01/17/48
(c)
.. USD 260 279,240
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 ................... 200 214,400
6.40% , 02/14/35 ................... 232 228,288
8.00% , 03/01/38 ................... 200 216,375
659,063
Paraguay — 0.0%
Republic of Paraguay , 2.74% , 01/29/33
(c)
..... 398 339,235
Peru — 0.0%
Republic of Peru , 1.86% , 12/01/32 ......... 203 162,729
Poland — 0.0%
Republic of Poland
4.88% , 10/04/33 ................... 75 74,587
5.50% , 04/04/53 ................... 235 219,784
294,371
Republic of Turkiye — 0.0%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 296 299,182
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 72 72,254
2.12% , 07/16/31
(c)
.................. EUR 351 341,979
5.88% , 07/11/32
(b)
.................. 124 145,825
6.25% , 09/10/34
(b)
.................. 284 335,951
6.75% , 07/11/39
(b)
.................. 127 148,684
1,044,693
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
.................. USD 315 315,491
5.00% , 01/18/53
(b)
.................. 200 172,626
488,117
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 200 211,630
6.00% , 06/12/34
(b)
.................. 200 203,562
415,192
South Africa — 0.1%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 200 198,550
5.00% , 10/12/46 ................... 279 194,602
5.75% , 09/30/49 ................... 252 188,504
7.95% , 11/19/54
(b)
.................. 222 211,344
793,000
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(b)
217 210,924
Ukraine — 0.0%
Ukraine Government Bond
(b)(n)
1.75% , 02/01/29 ................... 52 31,846
0.00% , 02/01/30 ................... 5 2,246
0.00% , 02/01/34 ................... 18 6,705
1.75% , 02/01/34 ................... 35 17,925
Security
Par (000)
Par (000) Value
Ukraine (continued)
0.00% , 02/01/35 ................... USD 15 $ 7,091
0.00% , 02/01/36 ................... 13 5,910
71,723
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 207 148,709
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.25% , 09/10/60 . 249 224,474
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 165 192,733
7.85% , 10/12/28 ................... USD 200 212,560
405,293
Total Foreign Government Obligations — 1 .3%
(Cost: $ 15,834,749 ) ............................... 16,181,592
Shares
Shares
Investment Companies
(r)
BlackRock Floating Rate Income Portfolio, Class
K Shares ........................ 68,834 662,179
iShares Broad USD High Yield Corporate Bond
ETF
(g)
.......................... 1,767,868 66,100,584
iShares Core Dividend Growth ETF ........ 1,230,217 79,521,227
iShares International Dividend Growth ETF ... 77,467 5,885,168
Total Investment Companies — 12 .0%
(Cost: $ 147,489,870 ) .............................. 152,169,158
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.70%, 11/25/46 .......... 54 44,269
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.85%, 07/25/46 ................. 119 106,268
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.75%, 04/25/47 ................. 143 130,691
Banc of America Mortgage Trust, Series 2007-4,
Class 1A1, 6.25%, 12/28/37 ........... 22 15,903
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
..... 698 691,137
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (n)
..... 1,307 1,278,913
2,267,181
Commercial Mortgage-Backed Securities — 3.3%
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.03%, 07/15/41
(a) (b)
. 80 80,275
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.78%,
10/15/34
(a) (b)
...................... 820 821,794
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.61%, 04/15/35
(a) (b)
...... 540 535,950

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 USD 1,610 $ 2,280,961
Series 2024-MAR, Class C, 7.52%, 12/10/41 470 483,700
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.69%,
08/15/39 ...................... 1,304 1,307,206
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.19%,
02/15/42 ...................... 988 988,033
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a) (b)
........... 100 83,046
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.23%, 07/15/41
(a) (b)
........... 170 170,744
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.16%, 10/15/35
(a) (b)
................. 946 11,825
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.71%,
06/15/41
(a) (b)
...................... 290 290,453
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.26%, 08/15/41
(a) (b)
. 350 351,531
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.51%,
09/15/38 ...................... 200 200,063
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.06%,
09/15/38 ...................... 325 322,331
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.37%,
02/15/33 ...................... 973 967,164
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.61%,
02/15/33 ...................... 571 568,049
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.71%, 02/15/33 ................. 460 459,012
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.26%, 06/15/38 ................. 630 630,571
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.70%,
10/15/38 ...................... 714 714,000
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.10%,
12/09/40 ...................... 186 186,511
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.83%,
10/15/41 ...................... 556 557,368
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.03%,
08/15/39 ...................... 1,114 1,117,810
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.22%, 10/15/41 ................. 740 745,319
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.63%, 12/15/39 ................. 478 479,579
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.78%,
02/15/39 ...................... 257 257,263
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.88%, 06/15/37 ................. USD 69 $ 69,231
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.65%, 11/15/41 . CAD 290 210,857
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.78%,
02/15/39 ...................... USD 559 559,585
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.73%,
03/15/41 ...................... 316 316,924
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.26%, 02/15/36 ................. 120 119,926
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.46%, 02/15/36 ................. 133 132,317
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.46%, 02/15/36 ................. 395 392,447
Series 2021-VIEW, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.06%,
06/15/36 ...................... 366 367,136
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.34%,
01/15/39 ...................... 410 410,383
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.03%, 05/15/38 ................. 1,500 1,508,437
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.83%,
07/15/29 ...................... 520 520,325
BXP Trust, Series 2021-601L, Class D, 2.78%,
01/15/44
(a) (b)
...................... 281 219,244
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. 450 430,058
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.93%,
08/15/36 ...................... 180 179,944
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.78%,
08/15/36 ...................... 600 595,119
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 6.18%, 06/15/41
(a) (b)
...... 270 269,156
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.98%, 08/15/41
(a) (b)
................. 400 399,750
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.22%,
08/15/34
(a) (b)
...................... 1,233 1,234,156
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.08%, 04/15/37
(a) (b)
........... 320 319,900
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 7.57%, 11/15/38
(a) (b)
. 263 262,514
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 580 588,647
Extended Stay America Trust, Series 2021-ESH,
Class F, (1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 8.16%, 07/15/38
(a) (b)
...... 194 193,846

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.79%,
12/15/39
(a) (b)
...................... USD 1,150 $ 1,152,010
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.15%, 08/15/39
(a) (b)
................. 180 180,449
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.03%, 05/15/41 .. 650 653,047
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.88%, 03/15/39 ................. 340 341,275
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.34%,
11/15/36 ...................... 200 198,500
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.43%,
03/15/28 ...................... 520 521,950
Series 2023-SHIP, Class E, 7.43%, 09/10/38 1,400 1,402,617
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.18%, 10/15/41
(a) (b)
................. 148 147,880
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.88%, 05/15/37
(a) (b)
. 100 100,062
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.61%, 10/15/36
(a) (b)
........... 280 279,125
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 680 689,986
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 880 902,124
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 1,000 969,464
Series 2022-OPO, Class D, 3.45%, 01/05/39 250 207,282
Series 2024-OMNI, Class A, 5.80%, 10/05/39 290 294,308
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.96%, 06/15/39
(a) (b)
. 605 605,755
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.88%, 12/15/39
(a) (b)
. 1,220 1,219,619
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.93%, 06/15/39
(a) (b)
................. 930 930,872
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 6.81%, 03/15/38
(a) (b)
........... 431 425,076
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.73%, 08/17/42
(a) (b)
...... 940 940,134
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.41%, 07/15/38
(a) (b)
. 138 137,801
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.81%, 07/15/51 . 160 149,590
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
238 174,571
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.33%, 08/15/29
(a) (b)
................. 309 310,391
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.83%, 12/15/39
(a) (b)
................. 910 910,807
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.61%,
08/19/35
(a) (b)
...................... USD 557 $ 556,772
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.23%, 06/15/39
(a) (b)
................. 300 300,375
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.81%, 07/15/38
(a) (b)
. 100 17,147
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.08%, 04/15/41
(a) (b)
........... 190 190,119
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.29%, 10/15/41
(a) (b)
................. 400 400,000
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
5.28%, 11/15/36
(a) (b)
................. 290 289,909
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.58%, 12/15/39
(a) (b)
. 1,150 1,151,078
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.31%, 03/15/38
(a) (b)
................. 107 106,883
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 260 262,307
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 4.92%, 01/15/59
(a)
... 250 245,215
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.13%,
11/15/27
(a) (b)
...................... 1,113 1,115,783
42,390,743
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.23%,
10/15/48
(a) (b)
...................... 4,650 22,595
Total Non-Agency Mortgage-Backed Securities — 3 .5%
(Cost: $ 45,376,543 ) ............................... 44,680,519
Beneficial Interest
(000)
Other Interests
(s)
Broadline Retail — 0.0%
NMG Parent LLC
(e) (h)
................... 1 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.0%
Banks — 0.0%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (l)
. 50 50,569
Electric Utilities — 0.0%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(a) (b) (l)
................. 120 132,086

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (l)
....................... USD 192 $ 193,875
Total Capital Trusts — 0.0%
(Cost: $ 376,327 ) ................................. 376,530
Shares
Shares
Preferred Stocks — 0.1%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 1,254 57,383
Household Products — 0.1%
Henkel AG & Co. KGaA (Preference) ........ 4,000 308,236
IT Services — 0.0%
(e)(h)
Veritas Newco ....................... 244 5,479
Veritas Newco, Series G-1 ............... 168 3,785
9,264
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 3,386 129,813
Sirva-Bgrs Holdings, Inc. , 15.25% .......... 17 3,017
132,830
Total Preferred Stocks — 0 .1%
(Cost: $ 545,518 ) ................................. 507,713
Total Preferred Securities — 0 .1%
(Cost: $ 921,845 ) ................................. 884,243
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.66% , 04/25/28
(a) (b)
................. 334 307,322
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $ 328,847 ) ................................. 307,322
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (h)
501 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 95.3%
(Cost: $ 1,173,965,176 ) ............................ 1,207,705,565
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.5%
(r)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.44%
(u)
................... 26,767,236 $ 26,777,943
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.20% ..................... 106,248,961 106,248,961
Total Short-Term Securities — 10 .5%
(Cost: $ 133,026,904 ) .............................. 133,026,904
Total Investments — 105 .8%
(Cost: $ 1,306,992,080 ) ............................ 1,340,732,469
Liabilities in Excess of Other Assets — (5.8) % ............. (73,704,504)
Net Assets — 100.0% ...............................
$ 1,267,027,965

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
When-issued security.
(g)
All or a portion of this security is on loan.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $97,740, representing less than 0.05% of its net assets as of period end, and an original cost of $13,651.
(j)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(k)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(l)
Perpetual security with no stated maturity date.
(m)
Convertible security.
(n)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(o)
Zero-coupon bond.
(p)
Rounds to less than 1,000.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,887,600 $ 24,888,025
(a)
$ — $ 2,318 $ — $ 26,777,943 26,767,236 $ 18,075
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 82,640,840 — 23,608,121
(a)
— — 106,248,961 106,248,961 4,183,342 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 17,132,055 25,435,905 (40,500,896) (1,404,460) (425) 662,179 68,834 1,435,906 —
iShares 1-5 Year Investment
Grade Corporate Bond
ETF
(c)
.............. — 21,937,847 (21,857,857) (79,990) — — — 162,674 —
iShares Broad USD High Yield
Corporate Bond ETF .... — 127,949,429 (65,029,281) 298,605 2,881,831 66,100,584 1,767,868 1,274,429 —
iShares Core Dividend Growth
ETF ................ 120,741,946 344,359,170 (392,769,260) 10,584,596 (3,395,225) 79,521,227 1,230,217 406,303 —
iShares International Dividend
Growth ETF .......... 31,583,334 — (28,129,722) 3,306,985 (875,429) 5,885,168 77,467 585,272 —
$ 12,708,054 $ (1,389,248) $ 285,196,062 $ 8,066,001 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 493 09/08/25 $ 72,971 $ (714,170)
JPY Currency ............................................................ 517 09/15/25 43,079 (2,013,136)
EURO STOXX 50 Index ..................................................... 202 09/19/25 12,310 28,064
S&P 500 E-Mini Index ....................................................... 329 09/19/25 104,856 (274)
U.S. Treasury Ultra Bond ..................................................... 183 09/19/25 21,445 (17,910)
U.S. Treasury 5-Year Note .................................................... 211 09/30/25 22,829 150,891
(2,566,535)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 552 09/19/25 61,315 (109,614)
U.S. Treasury 10-Year Ultra Note ............................................... 2 09/19/25 226 (3,465)
(113,079)
$ (2,679,614)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 375,547 CHF 300,000 HSBC Bank plc 08/14/25 $ 5,734
USD 39,013,401 EUR 33,510,000 Bank of America NA 08/14/25 746,199
USD 300,360 EUR 260,000 HSBC Bank plc 08/14/25 3,449
USD 7,473,311 GBP 5,580,000 Morgan Stanley & Co. International plc 08/14/25 103,444
USD 208,432 CAD 282,000 Natwest Markets plc 09/17/25 4,457
USD 120,167 EUR 103,000 Natwest Markets plc 09/17/25 2,265
HKD 9,000 USD 1,154 Standard Chartered Bank 10/15/25 —
USD 104,657 CAD 143,000 Natwest Markets plc 10/15/25 1,080
USD 106,303 CAD 145,000 Standard Chartered Bank 10/15/25 1,277
USD 328,185 EUR 279,000 Natwest Markets plc 10/15/25 8,219
USD 60,166 EUR 51,000 Standard Chartered Bank 10/15/25 1,678
USD 141,909 GBP 105,000 Natwest Markets plc 10/15/25 3,142
USD 37,309 HKD 291,000 Standard Chartered Bank 10/15/25 8
USD 36,019 JPY 5,252,000 Natwest Markets plc 10/15/25 902
USD 3,306,830 EUR 2,811,365 Deutsche Bank AG 10/16/25 82,466
964,320
EUR 90,000 USD 104,455 Barclays Bank plc 08/14/25 (1,678)
AUD 63,000 USD 41,490 Natwest Markets plc 10/15/25 (946)
CAD 399,000 USD 293,004 Natwest Markets plc 10/15/25 (4,001)
CAD 38,000 USD 27,815 Standard Chartered Bank 10/15/25 (291)
CHF 86,000 USD 109,269 Natwest Markets plc 10/15/25 (2,407)
EUR 12,000 USD 14,117 Standard Chartered Bank 10/15/25 (355)
GBP 109,000 USD 146,969 Natwest Markets plc 10/15/25 (2,915)
JPY 108,000 USD 741 Natwest Markets plc 10/15/25 (18)
KRW 30,350,000 USD 22,186 Natwest Markets plc 10/15/25 (340)
NZD 143,000 USD 86,182 Natwest Markets plc 10/15/25 (1,716)
SGD 11,000 USD 8,652 Standard Chartered Bank 10/15/25 (132)
(14,799)
$ 949,521

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 100 $ 2,634 $ (1,405) $ 4,039
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 121 14,884 12,400 2,484
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 109 13,407 9,880 3,527
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 D EUR 169 (21,335) (28,307) 6,972
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 100 10,878 6,014 4,864
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 254 40,349 31,297 9,052
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 61 (2,067) (4,310) 2,243
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 63 (2,135) (4,032) 1,897
SES SA ............ 1 .00 Quarterly Barclays Bank plc 06/20/30 NR EUR 44 (2,047) (2,633) 586
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B- EUR 42 3,264 3,264 —
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 45 8,089 7,763 326
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 45 8,064 6,162 1,902
$ 73,985 $ 36,093 $ 37,892
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 1,500 $ 27,578 $ (3,029) $ 30,607
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 2,000 17,882 (12,473) 30,355
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 1,500 37,617 (2,970) 40,587
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 1,000 8,496 (8,646) 17,142
$ 91,573 $ (27,118) $ 118,691
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .34%

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ 76,780 $ (67,805) $ 156,583 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 28,064 $ — $ 150,891 $ — $ 178,955
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 964,320 — — 964,320
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 114,672 — — 118,691 — 233,363
$ — $ 114,672 $ 28,064 $ 964,320 $ 269,582 $ — $ 1,376,638
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 274 $ 2,013,136 $ 845,159 $ — $ 2,858,569
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 14,799 — — 14,799
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 40,687 — — 27,118 — 67,805
$ — $ 40,687 $ 274 $ 2,027,935 $ 872,277 $ — $ 2,941,173
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 11,995,797 $ (1,230,688) $ 6,240,421 $ — $ 17,005,530
Forward foreign currency exchange contracts .... — — — (4,079,062) — — (4,079,062)
Options purchased
(a)
..................... — — 450,956 — — — 450,956
Options written ........................ — — 399,875 — — — 399,875
Swaps .............................. — 25,530 — — 35,702 — 61,232
$ — $ 25,530 $ 12,846,628 $ (5,309,750) $ 6,276,123 $ — $ 13,838,531
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (1,053,956) $ (1,277,705) $ (3,495,522) $ — $ (5,827,183)
Forward foreign currency exchange contracts .... — — — 895,489 — — 895,489
Options purchased
(b)
..................... — — (107,532) — — — (107,532)
Options written ........................ — — 43,913 — — — 43,913
Swaps .............................. — 34,786 — — 76,184 — 110,970
$ — $ 34,786 $ (1,117,575) $ (382,216) $ (3,419,338) $ — $ (4,884,343)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 261,081,709
Average notional value of contracts — short ................................................................................. 38,342,196
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 62,018,636
Average amounts sold — in USD ........................................................................................ 734,381
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... 12,441
Credit default swaps
Average notional value — buy protection ................................................................................... 93,507
Average notional value — sell protection ................................................................................... 900,755
Total return swaps
Average notional value ............................................................................................... 5,712,500
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 187,144 $ 1,113,860
Forward f oreign currency exchange contracts ................................................................. 964,320 14,799
Swaps — OTC
(a)
..................................................................................... 233,363 67,805
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,384,827 $ 1,196,464
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(187,144) (1,113,860)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,197,683 $ 82,604
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 748,442 $ (4,310) $ — $ — $ 744,132
Barclays Bank plc ................................ 17,367 (8,343) — — 9,024
BNP Paribas SA ................................. 48,438 — — — 48,438
Deutsche Bank AG ............................... 97,502 (28,307) — — 69,195
Goldman Sachs International ........................ 20,710 (1,405) — — 19,305
HSBC Bank plc .................................. 9,183 — — — 9,183
JPMorgan Chase Bank NA .......................... 10,878 — — — 10,878
Morgan Stanley & Co. International plc .................. 222,135 (27,118) — (170,000) 25,017
Natwest Markets plc .............................. 20,065 (12,343) — — 7,722
Standard Chartered Bank ........................... 2,963 (778) — — 2,185
$ 1,197,683 $ (82,604) $ — $ (170,000) $ 945,079

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Bank of America NA .............................. $ 4,310 $ (4,310) $ — $ — $ —
Barclays Bank plc ................................ 8,343 (8,343) — — —
Deutsche Bank AG ............................... 28,307 (28,307) — — —
Goldman Sachs International ........................ 1,405 (1,405) — — —
Morgan Stanley & Co. International plc .................. 27,118 (27,118) — — —
Natwest Markets plc .............................. 12,343 (12,343) — — —
Standard Chartered Bank ........................... 778 (778) — — —
$ 82,604 $ (82,604) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 135,159,035 $ — $ 135,159,035
Common Stocks
Aerospace & Defense .................................... 1,670,444 3,575,316 — 5,245,760
Automobile Components .................................. 684,504 1,647,614 — 2,332,118
Automobiles .......................................... 164,287 2,902,573 — 3,066,860
Banks ............................................... 9,638,485 17,400,468 12 27,038,965
Beverages ........................................... 1,289,834 1,894,578 — 3,184,412
Biotechnology ......................................... 1,111,947 — — 1,111,947
Broadline Retail ........................................ 1,117,439 — — 1,117,439
Building Products ....................................... 2,102,263 985,230 — 3,087,493
Capital Markets ........................................ 5,659,093 382,196 — 6,041,289
Chemicals ............................................ 2,260,645 1,936,303 — 4,196,948
Commercial Services & Supplies ............................. 1,215,657 1,747,609 59,725 3,022,991
Communications Equipment ................................ 902,016 719,132 — 1,621,148
Construction & Engineering ................................ 840,587 4,562,612 — 5,403,199
Construction Materials .................................... 959,321 2,272,871 — 3,232,192
Consumer Finance ...................................... 968,790 — — 968,790
Consumer Staples Distribution & Retail ........................ 3,370,764 3,284,595 — 6,655,359
Containers & Packaging .................................. 1,437,874 — — 1,437,874
Distributors ........................................... 467,119 — — 467,119
Diversified REITs ....................................... 626,021 666,507 — 1,292,528
Diversified Telecommunication Services ........................ 1,351,238 2,969,363 — 4,320,601
Electric Utilities ........................................ 8,733,743 1,497,477 — 10,231,220
Electrical Equipment ..................................... 3,244,415 1,009,494 — 4,253,909
Electronic Equipment, Instruments & Components ................. 2,118,626 1,282,210 — 3,400,836
Energy Equipment & Services .............................. 2,160,318 — — 2,160,318
Entertainment ......................................... 517,796 — — 517,796
Financial Services ...................................... 2,041,514 — 193,917 2,235,431
Food Products ......................................... 680,943 2,540,114 — 3,221,057
Gas Utilities ........................................... 214,078 126,507 — 340,585
Ground Transportation ................................... 2,489,606 105,167 — 2,594,773
Health Care Equipment & Supplies ........................... 1,996,017 1,269,112 — 3,265,129
Health Care Providers & Services ............................ 5,133,598 285,296 — 5,418,894
Health Care REITs ...................................... 4,045,319 — — 4,045,319

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Hotel & Resort REITs .................................... $ — $ 443,485 $ — $ 443,485
Hotels, Restaurants & Leisure .............................. 1,443,919 996,834 — 2,440,753
Household Durables ..................................... 164,070 875,026 — 1,039,096
Household Products ..................................... 919,774 1,834,073 — 2,753,847
Independent Power and Renewable Electricity Producers ............ 68,985 — — 68,985
Industrial Conglomerates .................................. — 1,120,619 — 1,120,619
Industrial REITs ........................................ 3,145,448 3,046,970 — 6,192,418
Insurance ............................................ 4,750,630 6,741,018 — 11,491,648
Interactive Media & Services ............................... 7,028,232 — — 7,028,232
IT Services ........................................... 1,337,086 792,367 81,996 2,211,449
Leisure Products ....................................... 171,440 — — 171,440
Life Sciences Tools & Services .............................. 75,120 — — 75,120
Machinery ............................................ 3,660,837 5,421,809 — 9,082,646
Media ............................................... 1,295,615 442,540 97,740 1,835,895
Metals & Mining ........................................ 625,973 520,488 — 1,146,461
Multi-Utilities .......................................... 3,912,661 1,607,692 — 5,520,353
Office REITs .......................................... 1,691,720 230,073 — 1,921,793
Oil, Gas & Consumable Fuels ............................... 7,020,178 4,770,268 5 11,790,451
Passenger Airlines ...................................... — 493,468 — 493,468
Personal Care Products .................................. — 1,977,163 — 1,977,163
Pharmaceuticals ....................................... 294,075 11,036,230 — 11,330,305
Professional Services .................................... 2,394,111 1,504,160 — 3,898,271
Real Estate Management & Development ....................... — 2,888,701 1 2,888,702
Residential REITs ....................................... 3,044,332 522,893 — 3,567,225
Retail REITs .......................................... 3,326,212 498,672 — 3,824,884
Semiconductors & Semiconductor Equipment .................... 5,512,761 2,753,863 — 8,266,624
Software ............................................. 9,389,960 274,403 — 9,664,363
Specialized REITs ...................................... 8,977,686 889,646 — 9,867,332
Specialty Retail ........................................ 1,667,017 1,838,793 — 3,505,810
Technology Hardware, Storage & Peripherals .................... 1,913,089 1,937,603 — 3,850,692
Textiles, Apparel & Luxury Goods ............................ 71,852 252,906 — 324,758
Tobacco ............................................. — 348,199 — 348,199
Trading Companies & Distributors ............................ 256,630 6,710,037 — 6,966,667
Transportation Infrastructure ............................... 211,159 2,142,071 28,884 2,382,114
Water Utilities ......................................... 189,262 977,143 — 1,166,405
Wireless Telecommunication Services ......................... 253,191 — — 253,191
Corporate Bonds
Aerospace & Defense .................................... — 3,084,078 — 3,084,078
Air Freight & Logistics .................................... — 116,890 — 116,890
Automobile Components .................................. — 2,558,518 — 2,558,518
Automobiles .......................................... — 1,247,717 — 1,247,717
Banks ............................................... — 4,952,743 — 4,952,743
Biotechnology ......................................... — 186,649 — 186,649
Broadline Retail ........................................ — 1,131,118 — 1,131,118
Building Products ....................................... — 2,593,866 — 2,593,866
Capital Markets ........................................ — 3,122,788 — 3,122,788
Chemicals ............................................ — 5,577,835 — 5,577,835
Commercial Services & Supplies ............................. — 5,292,880 — 5,292,880
Communications Equipment ................................ — 220,852 — 220,852
Construction & Engineering ................................ — 1,145,115 — 1,145,115
Construction Materials .................................... — 203,900 — 203,900
Consumer Finance ...................................... — 1,462,462 — 1,462,462
Consumer Staples Distribution & Retail ........................ — 1,676,971 — 1,676,971
Containers & Packaging .................................. — 3,736,508 — 3,736,508
Distributors ........................................... — 155,059 — 155,059
Diversified Consumer Services .............................. — 979,946 — 979,946
Diversified REITs ....................................... — 690,875 — 690,875
Diversified Telecommunication Services ........................ — 7,767,593 — 7,767,593
Electric Utilities ........................................ — 2,596,472 — 2,596,472
Electrical Equipment ..................................... — 409,788 — 409,788
Electronic Equipment, Instruments & Components ................. — 394,109 — 394,109
Energy Equipment & Services .............................. — 1,802,308 — 1,802,308
Entertainment ......................................... — 665,437 — 665,437
Financial Services ...................................... — 5,240,207 — 5,240,207
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Level 1 Level 2 Level 3 Total
Food Products ......................................... $ — $ 1,869,852 $ — $ 1,869,852
Gas Utilities ........................................... — 66,469 — 66,469
Ground Transportation ................................... — 3,929,678 — 3,929,678
Health Care Equipment & Supplies ........................... — 1,427,907 — 1,427,907
Health Care Providers & Services ............................ — 3,568,345 — 3,568,345
Health Care REITs ...................................... — 432,574 — 432,574
Health Care Technology .................................. — 228,677 — 228,677
Hotel & Resort REITs .................................... — 864,155 — 864,155
Hotels, Restaurants & Leisure .............................. — 7,338,644 — 7,338,644
Household Durables ..................................... — 945,061 — 945,061
Independent Power and Renewable Electricity Producers ............ — 773,513 — 773,513
Insurance ............................................ — 6,101,795 — 6,101,795
Interactive Media & Services ............................... — 288,124 — 288,124
IT Services ........................................... — 2,172,529 — 2,172,529
Machinery ............................................ — 1,626,576 — 1,626,576
Marine Transportation .................................... — 163,143 — 163,143
Media ............................................... — 6,609,415 — 6,609,415
Metals & Mining ........................................ — 3,386,326 — 3,386,326
Mortgage Real Estate Investment Trusts (REITs) .................. — 293,383 — 293,383
Multi-Utilities .......................................... — 199,517 — 199,517
Oil, Gas & Consumable Fuels ............................... — 9,549,704 — 9,549,704
Paper & Forest Products .................................. — 746,641 — 746,641
Passenger Airlines ...................................... — 787,032 — 787,032
Personal Care Products .................................. — 450,303 — 450,303
Pharmaceuticals ....................................... — 2,498,939 — 2,498,939
Professional Services .................................... — 556,720 — 556,720
Real Estate Management & Development ....................... — 2,833,421 — 2,833,421
Retail REITs .......................................... — 68,966 — 68,966
Semiconductors & Semiconductor Equipment .................... — 263,309 — 263,309
Software ............................................. — 6,826,312 — 6,826,312
Specialized REITs ...................................... — 232,901 — 232,901
Specialty Retail ........................................ — 2,790,562 — 2,790,562
Technology Hardware, Storage & Peripherals .................... — 125,732 — 125,732
Textiles, Apparel & Luxury Goods ............................ — 844,150 — 844,150
Trading Companies & Distributors ............................ — 1,648,827 — 1,648,827
Transportation Infrastructure ............................... — 347,782 24,294 372,076
Water Utilities ......................................... — 10,494 — 10,494
Wireless Telecommunication Services ......................... — 4,313,295 — 4,313,295
Equity-Linked Notes ...................................... — 305,412,636 — 305,412,636
Fixed Rate Loan Interests ................................... — 561,261 — 561,261
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,046,381 — 5,046,381
Automobile Components .................................. — 2,299,114 — 2,299,114
Automobiles .......................................... — 349,861 — 349,861
Beverages ........................................... — 839,933 — 839,933
Biotechnology ......................................... — 584,062 — 584,062
Broadline Retail ........................................ — 950,390 81,825 1,032,215
Building Products ....................................... — 2,047,364 — 2,047,364
Capital Markets ........................................ — 4,654,733 — 4,654,733
Chemicals ............................................ — 4,946,527 248,657 5,195,184
Commercial Services & Supplies ............................. — 6,609,746 137,194 6,746,940
Communications Equipment ................................ — 287,838 — 287,838
Construction & Engineering ................................ — 1,265,166 — 1,265,166
Construction Materials .................................... — 2,833,181 — 2,833,181
Consumer Staples Distribution & Retail ........................ — 453,549 — 453,549
Containers & Packaging .................................. — 2,309,990 — 2,309,990
Distributors ........................................... — 155,283 — 155,283
Diversified Consumer Services .............................. — 1,953,928 — 1,953,928
Diversified REITs ....................................... — 275,446 — 275,446
Diversified Telecommunication Services ........................ — 3,020,950 90,531 3,111,481
Electric Utilities ........................................ — 1,103,820 — 1,103,820
Electronic Equipment, Instruments & Components ................. — 822,452 — 822,452
Energy Equipment & Services .............................. — 99,278 — 99,278
Entertainment ......................................... — 4,315,507 — 4,315,507
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Financial Services ...................................... $ — $ 8,443,542 $ — $ 8,443,542
Food Products ......................................... — 2,815,515 — 2,815,515
Gas Utilities ........................................... — 212,796 — 212,796
Ground Transportation ................................... — 1,191,903 15,592 1,207,495
Health Care Equipment & Supplies ........................... — 767,935 — 767,935
Health Care Providers & Services ............................ — 5,590,366 1,336 5,591,702
Health Care Technology .................................. — 2,963,297 — 2,963,297
Hotels, Restaurants & Leisure .............................. — 10,041,539 — 10,041,539
Household Durables ..................................... — 1,258,653 — 1,258,653
Independent Power and Renewable Electricity Producers ............ — 871,689 — 871,689
Industrial Conglomerates .................................. — 926,119 — 926,119
Insurance ............................................ — 8,271,301 — 8,271,301
Interactive Media & Services ............................... — 274,426 — 274,426
IT Services ........................................... — 8,189,980 — 8,189,980
Leisure Products ....................................... — 54,074 — 54,074
Life Sciences Tools & Services .............................. — 368,549 — 368,549
Machinery ............................................ — 6,834,742 93,458 6,928,200
Media ............................................... — 2,524,019 91,486 2,615,505
Multi-Utilities .......................................... — 859,266 — 859,266
Oil, Gas & Consumable Fuels ............................... — 1,388,406 — 1,388,406
Passenger Airlines ...................................... — 1,918,155 — 1,918,155
Pharmaceuticals ....................................... — 2,586,468 — 2,586,468
Professional Services .................................... — 5,522,370 542,568 6,064,938
Real Estate Management & Development ....................... — 53,281 — 53,281
Semiconductors & Semiconductor Equipment .................... — 806,957 — 806,957
Software ............................................. — 15,054,496 289,498 15,343,994
Specialty Retail ........................................ — 1,303,774 — 1,303,774
Technology Hardware, Storage & Peripherals .................... — 956,121 — 956,121
Trading Companies & Distributors ............................ — 1,573,567 197,770 1,771,337
Transportation Infrastructure ............................... — 1,589,763 102,055 1,691,818
Wireless Telecommunication Services ......................... — 519,992 139,650 659,642
Foreign Agency Obligations ................................. — 3,701,705 — 3,701,705
Foreign Government Obligations .............................. — 16,181,592 — 16,181,592
Investment Companies .................................... 152,169,158 — — 152,169,158
Non-Agency Mortgage-Backed Securities ........................ — 44,680,519 — 44,680,519
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 50,569 — 50,569
Chemicals ............................................ — 57,383 — 57,383
Electric Utilities ........................................ — 132,086 — 132,086
Household Products ..................................... — 308,236 — 308,236
Independent Power and Renewable Electricity Producers ............ — 193,875 — 193,875
IT Services ........................................... — — 9,264 9,264
Machinery ............................................ — 132,830 — 132,830
U.S. Government Sponsored Agency Securities .................... — 307,322 — 307,322
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 133,026,904 — — 133,026,904
Unfunded Floating Rate Loan Interests
(a)
........................... — 135 — 135
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (182) (14) (196)
$ 431,223,388 $ 906,981,576 $ 2,527,444 $ 1,340,732,408
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 37,892 $ — $ 37,892
Equity contracts ........................................... 28,064 — — 28,064
Foreign currency exchange contracts ............................ — 964,320 — 964,320
Interest rate contracts ....................................... 150,891 118,691 — 269,582
Liabilities
Equity contracts ........................................... (274) — — (274)
Foreign currency exchange contracts ............................ (2,013,136) (14,799) — (2,027,935)
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
July 31, 2025
BlackRock Dynamic High Income Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ (845,159) $ — $ — $ (845,159)
$ (2,679,614) $ 1,106,104 $ — $ (1,573,510)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 04/15/38
(a)(b)
........... USD 6,000 $ 5,997,996
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 5.68%, 04/15/34
(a)(b)
........... 15,000 15,026,505
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.89%, 02/15/37
(a)(c)
................. EUR 490 566,134
AGL CLO 9 Ltd., Series 2020-9A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.33%, 04/20/37
(a)(b)
........... USD 1,000 1,005,492
AGL Core CLO 27 Ltd., Series 2023-27A, Class
A, (3-mo. CME Term SOFR at 1.73% Floor +
1.73%), 6.06%, 10/21/36
(a)(b)
........... 7,000 7,014,594
AIMCO CLO, Series 2015-AA, Class CR3, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
6.12%, 10/17/34
(a)(b)
................. 3,000 3,004,430
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR2, (3-mo. CME Term SOFR at 1.90% Floor
+ 1.90%), 6.22%, 07/17/37
(a)(b)
.......... 1,000 1,002,649
AMSR Trust, Series 2021-SFR3, Class F, 3.23%,
10/17/38
(b)
....................... 11,000 10,602,160
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class C1R2, (3-mo. CME Term SOFR at
2.40% Floor + 2.40%), 6.73%, 07/22/37
(a)(b)
. 700 704,477
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a)(b)
. 7,000 7,029,095
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR at
0.00% Floor + 1.41%), 5.73%, 04/15/34
(a)(b)
. 1,000 1,001,632
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 6.68%, 04/20/35
(a)(b)
. 5,000 5,007,648
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class A, (3-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.90%, 07/15/37
(a)(b)
. 8,000 8,034,133
Apidos CLO XL Ltd., Series 2022-40A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.67%, 07/15/37
(a)(b)
........... 10,000 10,023,996
Apidos CLO XV, Series 2013-15A, Class CRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.44%, 04/20/31
(a)(b)
........... 3,000 3,009,347
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.21%), 6.53%, 07/16/31
(a)(b)
........... 1,750 1,756,306
Apidos CLO XXXIX Ltd., Series 2022-39A, Class
C, (3-mo. CME Term SOFR at 2.25% Floor +
2.25%), 6.58%, 04/21/35
(a)(b)
........... 1,000 1,001,516
Apidos Loan Fund Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.59%,
04/25/35 ...................... 2,000 2,002,561
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
04/25/35 ...................... 1,500 1,502,837
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
0.00%, 07/25/39
(a)(c)
................. EUR 530 604,836
AREIT Ltd., Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor + 1.39%),
5.73%, 12/17/29
(a)(b)
................. USD 10,060 10,073,882
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.82%, 07/27/37
(a)(b)
...... 3,000 3,013,351
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Ares LXXVII CLO Ltd., Series 2025-77A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.64%, 07/15/38
(a)(b)
........... USD 2,000 $ 2,004,741
Ares XLIII CLO Ltd., Series 2017-43A, Class
A1R2, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.67%, 01/15/38
(a)(b)
...... 4,000 4,015,191
Ares XXXIX CLO Ltd., Series 2016-39A, Class
AR3, (3-mo. CME Term SOFR at 1.42% Floor
+ 1.42%), 5.75%, 07/18/37
(a)(b)
.......... 4,000 4,013,277
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 01/15/39
(a)(c)
................. EUR 770 877,616
Atlas Senior Loan Fund XI Ltd., Series 2018-11A,
Class A1L, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.68%, 07/26/31
(a)(b)
...... USD 289 289,559
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 5.76%, 10/24/31
(a)(b)
. 328 328,638
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a)(c)
................. EUR 530 600,474
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.08%, 01/15/38
(a)(c)
................. 570 654,197
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
4.93%, 01/15/35
(a)(c)
................. 460 523,082
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.18%,
04/18/35 ...................... USD 5,000 5,006,920
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.53%,
04/18/35 ...................... 7,000 7,010,418
Ballyrock CLO 14 Ltd.
(a)(b)
Series 2020-14A, Class A1AR, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.71%, 07/20/37 ................. 5,000 5,017,445
Series 2020-14A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.03%, 07/20/37 ................. 1,000 1,002,989
Ballyrock CLO 22 Ltd.
(a)(b)
Series 2024-22A, Class A1A, (3-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 04/15/37 ................. 5,000 5,025,075
Series 2024-22A, Class B, (3-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.67%,
04/15/37 ...................... 1,000 1,006,319
Ballyrock CLO Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.72%, 02/20/36 ................. 4,021 4,029,794
Series 2020-2A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 6.54%,
10/20/31 ...................... 4,500 4,516,295
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.63%, 01/25/35
(a)(b)
.......... 2,000 2,003,104
Battalion CLO XIX Ltd., Series 2021-19A, Class
C, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.58%, 04/15/34
(a)(b)
........... 3,000 3,004,571
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.43%, 01/25/35 ................. 239 245,202

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
4.81%, 09/25/36 ................. USD 303 $ 295,545
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.75%, 03/25/37 ................. 1,643 1,532,341
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.75%, 03/25/37 ................. 1,394 1,316,613
Series 2007-HE3, Class 2A, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.75%,
04/25/37 ...................... 3,337 3,154,915
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%), 5.27%,
04/25/34
(a)
....................... 980 977,312
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.51%, 04/20/38
(a)(b)
. 3,000 2,999,039
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.69%,
01/20/31
(a)(b)
...................... 141 140,649
Benefit Street Partners CLO XV Ltd., Series
2018-15A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.71%,
07/15/37
(a)(b)
...................... 2,200 2,206,530
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.50%, 01/25/38
(a)(b)
20,250 20,239,990
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.63%, 01/25/38
(a)(b)
3,000 3,007,678
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.59%,
01/19/38 ...................... 2,500 2,502,841
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/19/38 ...................... 7,500 7,509,799
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.13%,
01/19/38 ...................... 4,000 4,008,219
Birch Grove CLO 9 Ltd.
(a)(b)
Series 2024-9A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.73%,
10/22/37 ...................... 17,000 17,061,316
Series 2024-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.03%,
10/22/37 ...................... 2,000 1,999,592
Bridge Street CLO II Ltd.
(a)(b)
Series 2021-1A, Class A1A, (3-mo. CME Term
SOFR at 1.23% Floor + 1.49%), 5.82%,
07/20/34 ...................... 11,000 11,012,795
Series 2021-1A, Class A2, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.34%,
07/20/34 ...................... 5,000 5,023,040
Bridge Street CLO IV Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.93%, 04/20/37
(a)(b)
........... 1,000 1,003,755
Bridge Street CLO V Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.55%, 04/20/38
(a)(b)
........... 3,000 2,999,700
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 0.00%, 07/20/38
(a)(b)
........... 10,000 10,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bryant Park Funding Ltd., Series 2024-23A,
Class A1A, (3-mo. CME Term SOFR at 1.57%
Floor + 1.57%), 5.90%, 05/15/37
(a)(b)
...... USD 3,000 $ 3,012,215
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%),
5.93%, 07/18/34 ................. 9,000 9,000,703
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.18%, 07/18/34 ................. 2,500 2,504,218
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.48%,
07/15/31 ...................... 1,500 1,504,644
Series 2017-1A, Class CR, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.58%,
07/15/30 ...................... 5,000 5,018,377
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.52%,
04/15/35 ...................... 2,000 2,002,963
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR at 0.00% Floor +
2.11%), 6.42%, 04/30/31
(a)(b)
........... 1,000 1,003,172
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.73%, 10/21/37 ................. 10,000 10,038,859
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.68%,
10/15/37 ...................... 5,500 5,516,484
Series 2019-3A, Class A2RR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.05%),
6.38%, 04/20/37 ................. 5,000 5,034,092
Series 2020-2A, Class A1R, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 5.72%,
01/25/35 ...................... 5,000 5,010,374
Series 2021-6A, Class A1R, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.61%,
01/15/38 ...................... 5,000 5,014,991
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.73%, 07/25/37 ................. 5,500 5,518,048
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 4.72%, 04/25/36
(a)
.. 2,876 2,641,545
CarVal CLO IV Ltd., Series 2021-1A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.34%, 07/20/34
(a)(b)
........... 6,500 6,531,659
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.78%, 10/15/34
(a)(b)
........... 2,000 2,002,971
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.68%, 07/17/31
(a)(b)
...... 871 871,894
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.54%, 01/17/38
(a)(b)
...... 2,700 2,703,803
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class BR, (3-mo. CME Term SOFR at 1.91%
Floor + 1.91%), 6.24%, 10/20/34
(a)(b)
...... 2,000 2,005,595
CIFC Funding 2021-I Ltd., Series 2021-1A, Class
CR, (3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 6.42%, 07/25/37
(a)(b)
........... 9,500 9,547,677
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 07/23/37
(a)(b)
...... 4,000 4,010,193

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CIFC Funding 2023-I Ltd., Series 2023-1A, Class
A, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.02%, 10/15/36
(a)(b)
........... USD 2,500 $ 2,504,682
CIFC Funding Ltd.
(a)(b)
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.68%, 10/24/37 ................. 5,000 5,015,323
Series 2014-4RA, Class A1A2, (3-mo. CME
Term SOFR at 0.99% Floor + 0.99%),
5.31%, 01/17/35 ................. 6,000 6,004,372
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.49%, 01/22/31 ................. 1,000 1,003,655
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.03%,
01/18/38 ...................... 1,000 1,002,659
Series 2018-4A, Class CR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
01/17/38 ...................... 2,000 2,002,365
Series 2019-5A, Class A1R1, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.72%, 01/15/35 ................. 16,500 16,533,000
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
6.33%, 01/15/35 ................. 2,200 2,205,693
Series 2019-6A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
07/16/37 ...................... 10,000 10,034,988
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.62%,
01/15/40 ...................... 2,500 2,506,366
Series 2020-4A, Class CR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
01/15/40 ...................... 2,000 2,004,028
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 6.03%,
04/15/34 ...................... 1,850 1,852,179
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.72%,
10/15/34 ...................... 600 601,124
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.85%,
04/22/37 ...................... 3,000 3,012,031
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.18%,
07/21/37 ...................... 5,000 5,017,241
Citigroup Mortgage Loan Trust, Inc., Series 2006-
WFH2, Class M3, (1-mo. CME Term SOFR at
0.47% Floor + 0.58%), 4.93%, 08/25/36
(a)
.. 2,907 2,567,451
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.86%, 04/20/37 ................. 5,300 5,321,055
Series 2018-1A, Class B1RR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.28%, 04/20/37 ................. 3,000 3,017,006
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.78%, 04/20/37 ................. 2,500 2,515,547
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 .. 83 89,882
Series 1997-7, Class M1, 7.03%, 07/15/28 .. 824 834,711
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 10/15/37
(a)(c)
................. EUR 770 879,597
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.30%, 11/20/38
(a)(c)
................. EUR 680 $ 779,244
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.81%,
07/25/37
(a)(b)
...................... USD 1,070 698,125
Cumulus Static CLO DAC, Series 2024-1X, Class
D, (3-mo. EURIBOR at 3.70% Floor + 3.70%),
5.84%, 11/15/33
(a)(c)
................. EUR 166 190,215
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.19%, 04/20/38
(a)(b)
...... USD 5,000 5,025,499
Diameter Capital CLO 6 Ltd., Series 2024-6A,
Class A1, (3-mo. CME Term SOFR at 1.61%
Floor + 1.61%), 5.93%, 04/15/37
(a)(b)
...... 5,000 5,018,884
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.50%, 04/20/38
(a)(b)
...... 3,000 2,998,957
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.64%, 07/18/30
(a)(b)
...... 2,000 2,007,358
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 6.73%,
01/15/34 ...................... 3,500 3,500,000
Series 2019-1A, Class AR2, (3-mo. CME Term
SOFR at 1.51% Floor + 1.51%), 5.83%,
07/15/37 ...................... 2,500 2,510,504
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR at 0.00% Floor +
2.31%), 6.63%, 10/25/30
(a)(b)
........... 3,000 3,010,216
Elmwood CLO 37 Ltd., Series 2024-13A, Class
C, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.02%, 01/17/38
(a)(b)
........... 1,000 1,000,244
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.85%, 04/20/37
(a)(b)
...... 2,500 2,509,955
Elmwood CLO II Ltd., Series 2019-2A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.03%, 10/20/37
(a)(b)
.......... 2,000 2,005,897
Elmwood CLO IX Ltd., Series 2021-2A, Class
CR, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.13%, 04/20/38
(a)(b)
........... 1,500 1,503,055
Empower CLO Ltd., Series 2024-1A, Class A1,
(3-mo. CME Term SOFR at 1.60% Floor +
1.60%), 5.92%, 04/25/37
(a)(b)
........... 2,500 2,509,586
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.71%, 10/25/36 ................. 2,844 1,818,663
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.79%, 10/25/36 ................. 1,667 1,081,886
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.62%, 12/25/36 ................. 1,858 1,590,639
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
5.02%, 01/25/36 ................. 3,358 3,286,414
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ...................... 6,000 5,920,687
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ...................... 6,382 6,192,252

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Flatiron CLO 28 Ltd., Series 2024-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.97%, 07/15/36
(a)(b)
........... USD 2,000 $ 2,000,956
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
....................... 2,900 2,757,278
FS Rialto Issuer LLC, Series 2025-FL10, Class
A, (1-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.74%, 08/19/42
(a)(b)
........... 10,740 10,766,605
Galaxy XXIV CLO Ltd., Series 2017-24A, Class
CR, (3-mo. CME Term SOFR at 2.45% Floor +
2.45%), 6.77%, 04/15/37
(a)(b)
........... 750 754,647
Generate CLO 16 Ltd., Series 2024-16A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.18%, 07/20/37
(a)(b)
........... 4,000 4,009,622
Generate CLO 17 Ltd., Series 2024-17A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.73%, 10/22/37
(a)(b)
........... 10,000 10,036,067
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 5.73%, 10/22/37
(a)(b)
........... 7,965 7,994,600
Generate CLO 4 Ltd., Series 4A, Class BRR,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.08%, 07/20/37
(a)(b)
........... 2,750 2,750,567
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.33%, 07/22/37
(a)(b)
........... 1,500 1,506,332
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.95%, 04/22/37
(a)(b)
........... 3,000 3,011,529
Generate CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.68%, 01/20/38
(a)(b)
........... 3,000 3,010,500
GoldenTree Loan Management US CLO 1 Ltd.,
Series 2017-1A, Class CR3, (3-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.93%,
04/20/34
(a)(b)
...................... 9,500 9,487,559
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class A1R, (3-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.67%,
10/20/37
(a)(b)
...................... 12,000 12,033,900
Golub Capital Partners CLO 52 B R Ltd., Series
2020-52A, Class BR, (3-mo. CME Term SOFR
at 2.00% Floor + 2.00%), 6.33%, 04/20/37
(a)(b)
2,000 2,009,430
Golub Capital Partners CLO 75B Ltd., Series
2024-75A, Class A1, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.72%, 07/25/37
(a)(b)
2,000 2,006,312
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class B, (3-mo. CME Term SOFR
at 1.67% Floor + 1.67%), 5.99%, 10/25/37
(a)(b)
3,000 3,011,017
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.64%, 07/20/38
(a)(b)
5,000 5,009,895
Golub Capital Partners CLO Ltd., Series 2019-
41A, Class AR2, (3-mo. CME Term SOFR at
1.33% Floor + 1.33%), 5.65%, 07/20/38
(a)(b)
. 2,500 2,501,048
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index Average
+ 1.92%), 6.16%, 12/15/34 .......... GBP 100 121,500
Series B2,  (Sterling Overnight Index
Average at 2.08% Floor + 2.20%), 6.44%,
03/15/36
(c)
..................... 100 119,660
Greenpoint Manufactured Housing, Series 2000-
1, Class A4, 8.14%, 03/20/30
(a)
.......... USD 3,446 1,950,203
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 5.17%,
12/25/35
(a)
..................... USD 1,025 $ 457,606
Series 2006-4, Class 1A1, 4.23%, 03/25/36
(a)
2,387 1,604,320
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.83%,
03/25/36
(a)
..................... 3,241 905,599
Series 2006-18, Class AF6, 6.18%, 11/25/36
(d)
3,155 702,955
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 4.75%,
11/25/36 ...................... 5,934 2,716,439
Series 2006-HE6, Class A4, (1-mo. CME Term
SOFR at 0.48% Floor + 0.59%), 4.95%,
08/25/36 ...................... 1,232 996,103
GT Loan Financing I Ltd., Series 2013-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.36%), 6.68%, 07/28/31
(a)(b)
........... 1,000 1,003,229
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.74%, 04/20/34
(a)(b)
........... 1,750 1,752,680
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
B, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.37%, 01/30/35
(a)(b)
........... 3,500 3,518,929
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.68%, 01/20/38
(a)(b)
.......... 4,000 4,014,687
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a)(c)
...................... EUR 1,120 1,276,226
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 01/15/38
(a)(c)
................. 680 781,772
ICG US CLO I Ltd., Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 07/18/38
(a)(b)
........... USD 2,000 2,007,328
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.13%,
04/20/35 ...................... 3,125 3,126,563
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.48%,
04/20/35 ...................... 5,000 5,007,665
J.P. Morgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 5.67%,
07/25/36
(a)
....................... 2,975 2,649,600
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.69%, 07/18/30
(a)(b)
................. 8,050 8,079,335
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR at 0.00% Floor + 1.91%),
6.24%, 07/20/30
(a)(b)
................. 68 67,886
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.41%), 6.77%, 12/25/37
(a)
............ 4,613 4,489,282
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.99%,
08/25/45 ...................... 1,326 1,299,852
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.77%,
05/25/36 ...................... 19,696 10,242,714

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.77%,
07/25/36 ...................... USD 5,542 $ 2,165,616
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 4.78%,
08/25/36 ...................... 5,812 2,971,741
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
5.07%, 01/25/36 ................. 1,170 1,071,670
Madison Park Funding LVIII Ltd., Series 2024-
58A, Class B, (3-mo. CME Term SOFR at
1.95% Floor + 1.95%), 6.27%, 04/25/37
(a)(b)
. 1,700 1,707,901
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class A1R2, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.51%, 03/25/38
(a)(b)
. 2,000 1,999,306
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
10/15/32 ...................... 6,000 6,001,597
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.52%, 10/15/32 ................. 4,750 4,767,110
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.70%, 07/17/34
(a)(b)
. 1,895 1,899,094
Marathon CLO Ltd., Series 2020-15A, Class
A1R3, (3-mo. CME Term SOFR at 1.45%
Floor + 1.45%), 5.78%, 08/15/37
(a)(b)
...... 5,000 5,018,987
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term SOFR
at 0.52% Floor + 0.63%), 4.99%, 06/25/36
(a)(b)
1,647 1,526,435
MidOcean Credit CLO XIV Ltd., Series 2024-14A,
Class A1, (3-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.90%, 04/15/37
(a)(b)
...... 10,000 10,042,221
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
... 570 120,506
Neuberger Berman Loan Advisers CLO 36 Ltd.,
Series 2020-36A, Class BR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%), 6.13%,
04/20/33
(a)(b)
...................... 1,700 1,701,029
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.33%,
04/16/33
(a)(b)
...................... 1,000 1,003,623
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A, (3-mo. CME Term SOFR at 1.18% Floor +
1.44%), 5.77%, 10/20/34
(a)(b)
........... 1,500 1,503,591
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
.... 5,006 4,668,389
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.71%,
10/20/34 ...................... 4,418 4,425,272
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.54%,
10/20/34 ...................... 2,500 2,503,807
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.71%, 01/20/38 ................. 6,000 6,021,638
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.87%, 01/15/38 ................. 3,500 3,506,809
Series 2024-26A, Class B, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.28%,
04/20/37 ...................... 3,000 3,002,072
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.98%,
10/22/37 ...................... USD 4,000 $ 3,994,577
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
223 224,002
Series 1999-C, Class A2, 7.48%, 08/15/27 .. 1,429 1,041,574
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
. 260 96,515
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class CR3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.21%, 01/26/38 ................. 3,700 3,710,167
Series 2017-14A, Class A1R, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.70%, 07/20/37 ................. 5,000 5,014,989
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
6.44%, 04/10/33 ................. 2,500 2,509,229
Series 2019-17A, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.33%, 07/20/37 ................. 1,000 1,004,263
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.70%, 07/20/37 ................. 15,000 15,045,000
Series 2020-19A, Class A1R2, (3-mo. CME
Term SOFR at 1.18% Floor + 1.18%),
5.51%, 04/20/38 ................. 3,000 2,999,013
Series 2020-20A, Class B1R, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.28%, 04/18/37 ................. 8,000 8,027,445
Series 2021-22A, Class CR, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.28%, 10/20/37 ................. 4,500 4,513,235
Series 2025-40A, Class B, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.77%,
04/16/38 ...................... 2,500 2,501,349
Octagon Investment Partners 26 Ltd., Series
2016-1A, Class CR, (3-mo. CME Term SOFR
at 2.06% Floor + 2.06%), 6.38%, 07/15/30
(a)(b)
2,250 2,255,525
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class CR, (3-mo. CME Term SOFR at 2.45%
Floor + 2.45%), 6.78%, 04/20/37
(a)(b)
...... 1,000 1,006,195
OHA Credit Funding 10 Ltd., Series 2021-10A,
Class B, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 6.24%, 01/18/36
(a)(b)
...... 2,000 2,004,275
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.08%, 01/21/38
(a)(b)
...... 1,500 1,501,763
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(a)(b)
...... 2,000 2,006,000
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class B1R2, (3-mo. CME Term SOFR at
1.65% Floor + 1.65%), 5.98%, 10/20/37
(a)(b)
. 5,000 5,012,893
OHA Credit Partners XI Ltd., Series 2015-11A,
Class B1R2, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.13%, 04/20/37
(a)(b)
. 1,750 1,756,804
OHA Credit Partners XII Ltd.
(a)(b)
Series 2015-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.95% Floor + 1.95%),
6.27%, 04/23/37 ................. 2,000 2,010,196
Series 2015-12A, Class CR2, (3-mo. CME
Term SOFR at 2.40% Floor + 2.40%),
6.72%, 04/23/37 ................. 2,000 2,012,614

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Partners XIV Ltd., Series 2017-14A,
Class B1R, (3-mo. CME Term SOFR at 1.65%
Floor + 1.65%), 5.98%, 07/21/37
(a)(b)
...... USD 3,000 $ 3,008,275
OHA Loan Funding Ltd.
(a)(b)
Series 2013-1A, Class B1R3, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.22%, 04/23/37 ................. 1,000 1,005,499
Series 2016-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.10%),
6.43%, 07/20/37 ................. 3,265 3,281,485
Palmer Square CLO Ltd.
(a)(b)
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 2.26% Floor + 2.26%), 6.57%,
11/14/34 ...................... 2,500 2,502,009
Series 2020-3A, Class BR2, (3-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.98%,
11/15/36 ...................... 2,000 2,013,072
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.23%,
01/15/35 ...................... 7,000 7,006,901
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 6.53%,
01/15/35 ...................... 5,000 5,007,499
Series 2021-3A, Class CR, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 0.00%,
10/15/38 ...................... 5,000 5,000,000
Series 2021-4A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.97%,
07/15/38 ...................... 7,250 7,271,749
Series 2021-4A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.12%,
07/15/38 ...................... 4,850 4,860,232
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.13%,
04/20/35 ...................... 1,000 1,000,016
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.38%,
04/20/35 ...................... 3,500 3,505,459
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.68%,
07/20/37 ...................... 7,500 7,518,266
Series 2024-4A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
01/15/38 ...................... 1,000 1,001,179
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 6.03%, 01/15/38
(a)(c)
. EUR 373 426,107
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 0.00%, 10/20/38
(a)(b)
........... USD 2,000 2,000,000
Pikes Peak CLO 3, Series 2019-3A, Class BRR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.28%, 10/25/34
(a)(b)
........... 1,600 1,603,602
PPM CLO 4 Ltd., Series 2020-4A, Class AR,
(3-mo. CME Term SOFR at 1.19% Floor +
1.45%), 5.78%, 10/18/34
(a)(b)
........... 6,000 6,010,207
Progress Residential Trust
(b)
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ...................... 5,089 4,852,126
Series 2021-SFR8, Class G, 4.01%, 10/17/38 10,000 9,729,274
Series 2022-SFR3, Class F, 6.60%, 04/17/39 500 496,483
Rad CLO 22 Ltd., Series 2023-22A, Class A1,
(3-mo. CME Term SOFR at 1.83% Floor +
1.83%), 6.16%, 01/20/37
(a)(b)
........... 1,730 1,737,066
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 6.28%, 07/24/32
(a)(b)
........... USD 3,000 $ 3,000,000
Rad CLO 7 Ltd., Series 2020-7A, Class A1R,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.67%, 04/17/36
(a)(b)
........... 1,000 1,001,500
Rad CLO 10 Ltd., Series 2021-10A, Class C,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 6.33%, 04/23/34
(a)(b)
........... 3,750 3,755,846
Rad CLO 14 Ltd., Series 2021-14A, Class C,
(3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 6.58%, 01/15/35
(a)(b)
........... 3,500 3,505,299
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.70%, 07/20/40
(a)(b)
........... 2,000 2,007,000
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.64%, 01/25/38
(a)(b)
........... 3,000 3,007,500
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15% Floor
+ 2.41%), 6.74%, 04/20/34
(a)(b)
.......... 1,000 1,001,481
Regatta VII Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.31%), 6.63%, 06/20/34
(a)(b)
.......... 750 751,164
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/17/37
(a)(b)
........... 12,500 12,539,021
Regatta XIX Funding Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.18%, 04/20/35
(a)(b)
........... 1,000 1,002,688
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.50%, 01/15/38
(a)(b)
........... 1,250 1,250,321
Regatta XXIII Funding Ltd., Series 2021-4A,
Class C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.64%, 01/20/35
(a)(b)
...... 3,000 3,004,645
Regatta XXIV Funding Ltd., Series 2021-5A,
Class AR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(a)(b)
...... 3,000 3,008,983
Regatta XXVIII Funding Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR at 1.55%
Floor + 1.55%), 5.87%, 04/25/37
(a)(b)
...... 2,500 2,510,798
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 6.39%, 01/18/34
(a)(b)
........... 1,000 1,001,528
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
6.24%, 04/20/34 ................. 3,500 3,506,797
Series 2017-3A, Class C, (3-mo. CME Term
SOFR at 0.00% Floor + 2.06%), 6.39%,
10/20/30 ...................... 2,300 2,308,389
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 0.00% Floor + 1.98%), 6.30%,
05/20/31 ...................... 1,000 1,001,739
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.75%,
10/20/31 ...................... 1,422 1,424,108
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.39%,
10/20/31 ...................... 1,125 1,127,813
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.79%,
10/20/31 ...................... 700 702,518

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 6.69%,
07/20/34 ...................... USD 2,000 $ 2,003,060
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.21%, 10/25/37
(a)(c)
.......... EUR 970 1,113,422
RR 14 Ltd., Series 2021-14A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor + 1.38%),
5.70%, 04/15/36
(a)(b)
................. USD 1,500 1,502,944
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.87%, 04/15/37
(a)(b)
........... 7,500 7,531,262
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.63%, 01/22/38
(a)(b)
...... 3,000 3,005,994
Signal Peak CLO 4 Ltd., Series 2017-4A, Class
CR, (3-mo. CME Term SOFR at 2.41% Floor +
2.41%), 6.73%, 10/26/34
(a)(b)
........... 5,000 5,007,764
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.95%, 04/15/37
(a)(b)
........... 5,000 5,019,673
Silver Point CLO 6 Ltd., Series 2024-6A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 10/15/37
(a)(b)
........... 2,000 2,007,400
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.43%, 04/15/38
(a)(b)
........... 3,000 2,999,999
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.81%, 03/31/38
(a)(b)
........... 5,000 5,024,472
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.08%, 01/20/38
(a)(b)
...... 3,250 3,257,159
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.29%,
07/20/34 ...................... 3,000 3,000,000
Series 2021-19A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 0.00%,
07/17/38 ...................... 3,000 3,000,000
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.59%,
07/20/34 ...................... 1,000 1,000,000
Series 2021-19A, Class CR, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
0.00%, 07/17/38 ................. 1,000 1,000,000
Sona Fios CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
0.00%, 08/25/38
(a)(c)
................. EUR 590 673,308
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 6.83%, 07/15/34
(a)(b)
...... USD 2,250 2,253,506
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 6.28%, 04/25/34
(a)(b)
...... 3,350 3,347,590
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 6.22%, 04/25/35
(a)(b)
...... 5,200 5,194,517
Structured Asset Securities Corp. Mortgage Loan
Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.79%,
10/25/36 ...................... 4,619 3,098,780
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
4.93%, 01/25/37
(b)
................ 1,268 717,044
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.98%,
04/20/37 ...................... USD 9,000 $ 9,038,298
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.93%,
04/20/37 ...................... 1,000 1,006,312
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 6.58%,
04/20/36 ...................... 2,000 2,002,958
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.52%, 01/23/32
(a)(b)
...... 690 690,171
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.72%, 10/23/34
(a)(b)
...... 2,000 2,003,731
TCW CLO Ltd., Series 2021-2A, Class C, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
6.68%, 07/25/34
(a)(b)
................. 2,500 2,503,745
Texas Debt Capital Euro CLO DAC, Series 2024-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.64%, 07/16/38
(a)(c)
.......... EUR 500 571,659
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 5.70%,
01/15/34 ...................... USD 2,000 2,003,557
Series 2016-6A, Class BR2, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.08%,
01/15/34 ...................... 2,000 2,002,556
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
6.48%, 01/15/34 ................. 1,650 1,652,564
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.73%, 04/15/33
(a)(b)
........... 6,500 6,509,750
TICP CLO XII Ltd., Series 2018-12A, Class CR,
(3-mo. CME Term SOFR at 2.10% Floor +
2.36%), 6.68%, 07/15/34
(a)(b)
........... 13,450 13,469,930
Trestles CLO VI Ltd., Series 2023-6A, Class
A1R, (3-mo. CME Term SOFR at 1.18% Floor
+ 1.18%), 5.50%, 04/25/38
(a)(b)
.......... 2,000 1,999,320
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%, 03/17/38 7,000 6,909,519
Series 2020-SFR2, Class E2, 3.08%, 11/17/39 1,000 938,629
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.74%,
07/23/37 ...................... 7,000 7,022,438
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.12%,
07/23/37 ...................... 1,000 1,001,656
Series 2021-2A, Class B1, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.33%,
10/25/34 ...................... 1,500 1,503,457
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.81%, 07/23/37
(a)(b)
........... 2,000 2,008,416
Trinitas CLO XXX Ltd., Series 2024-30A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.69%, 10/23/37
(a)(b)
........... 6,000 6,018,209
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 1,441 1,969,132
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.48%, 01/15/38
(a)(c)
................. EUR 1,010 1,164,288

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.16%), 6.49%,
04/18/31 ...................... USD 1,000 $ 1,002,952
Series 2014-4A, Class BR2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.35%), 6.67%,
07/14/31 ...................... 500 501,831
Warwick Capital CLO 4 Ltd.
(a)(b)
Series 2024-4A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.73%,
07/20/37 ...................... 13,500 13,550,386
Series 2024-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
07/20/37 ...................... 1,000 997,812
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class 1A,
(1-mo. CME Term SOFR at 0.31% Floor +
0.42%), 4.27%, 10/25/36
(a)
............ 10,618 7,967,058
Wellington Management CLO 3 Ltd., Series
2024-3A, Class A1, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.69%, 07/18/37
(a)(b)
5,000 5,014,480
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.43%, 04/18/38
(a)(b)
. 6,000 5,994,848
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.07%, 07/24/36 ................. 10,265 10,275,265
Series 2019-1A, Class CRR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.00%),
6.32%, 07/24/36 ................. 2,000 2,003,037
Total Asset-Backed Securities — 10.3%
(Cost: $1,077,731,315) ............................ 1,069,067,401
Shares
Shares
Common Stocks
Aerospace & Defense — 0.5%
Airbus SE .......................... 13,566 2,727,514
BAE Systems plc ..................... 964,146 23,005,142
Boeing Co. (The)
(e)
.................... 21,734 4,821,471
GE Aerospace ....................... 47,754 12,945,154
Hensoldt AG ........................ 6,899 756,609
L3Harris Technologies, Inc. .............. 12,204 3,353,903
RTX Corp. ......................... 51,594 8,129,667
Singapore Technologies Engineering Ltd. ..... 218,700 1,471,257
57,210,717
Automobile Components — 0.1%
Aptiv plc
(e)
.......................... 44,675 3,066,492
Bridgestone Corp. .................... 80,100 3,240,061
Cie Generale des Etablissements Michelin SCA 92,128 3,277,593
Lear Corp. ......................... 18,452 1,739,839
Magna International, Inc. ................ 37,699 1,545,942
12,869,927
Automobiles — 0.3%
General Motors Co. ................... 53,568 2,857,317
Honda Motor Co. Ltd. .................. 1,396,900 14,461,973
Isuzu Motors Ltd. ..................... 79,800 1,022,718
Kia Corp. .......................... 112,825 8,255,494
Yamaha Motor Co. Ltd. ................. 130,500 943,884
27,541,386
Security
Shares
Shares Value
Banks — 1.8%
Banco Bilbao Vizcaya Argentaria SA ........ 1,199,680 $ 20,008,584
Banco de Sabadell SA ................. 741,415 2,736,493
Banco Santander SA .................. 218,639 1,878,282
Bank of America Corp. ................. 242,155 11,446,667
Bank of Nova Scotia (The) ............... 171,181 9,523,920
BNP Paribas SA ..................... 22,449 2,046,861
BOC Hong Kong Holdings Ltd. ............ 513,500 2,305,748
CaixaBank SA ....................... 541,439 5,094,027
Citigroup, Inc. ....................... 280,722 26,303,651
Citizens Financial Group, Inc. ............ 304,507 14,531,074
Commerzbank AG .................... 47,808 1,743,360
Credit Agricole SA .................... 145,048 2,669,541
DBS Group Holdings Ltd. ............... 234,800 8,618,214
DNB Bank ASA ...................... 125,566 3,176,788
Erste Group Bank AG .................. 9,967 911,422
First Citizens BancShares, Inc. , Class A ...... 5,980 11,928,665
Flagstar Financial, Inc. ................. 429,406 4,847,994
HSBC Holdings plc ................... 702,293 8,556,017
ING Groep NV ....................... 83,128 1,937,335
Intesa Sanpaolo SpA .................. 348,087 2,097,317
M&T Bank Corp. ..................... 68,342 12,896,135
NatWest Group plc .................... 1,044,760 7,252,288
Nordea Bank Abp .................... 71,539 1,043,882
Oversea-Chinese Banking Corp. Ltd. ....... 480,800 6,230,767
Raiffeisen Bank International AG .......... 14,450 417,236
Sberbank of Russia PJSC
(e)(f)
............. 877,548 108
UniCredit SpA ....................... 34,481 2,536,900
United Overseas Bank Ltd. .............. 180,900 5,025,897
Wells Fargo & Co. .................... 95,646 7,711,937
185,477,110
Beverages — 0.3%
Coca-Cola Co. (The) .................. 348,597 23,666,250
Diageo plc ......................... 305,195 7,397,182
Keurig Dr Pepper, Inc. ................. 90,813 2,965,045
34,028,477
Biotechnology — 0.2%
AbbVie, Inc. ........................ 93,807 17,731,399
Broadline Retail — 0.2%
Amazon.com, Inc.
(e)
................... 54,608 12,784,279
Canadian Tire Corp. Ltd. , Class A .......... 7,354 984,956
PDD Holdings, Inc. , ADR
(e)
.............. 19,489 2,211,027
15,980,262
Building Products — 0.3%
Allegion plc ......................... 115,039 19,087,271
Belimo Holding AG (Registered) ........... 520 605,139
Carrier Global Corp. ................... 20,358 1,396,966
Cie de Saint-Gobain SA ................ 10,990 1,260,741
Fortune Brands Innovations, Inc. .......... 89,720 4,893,329
Geberit AG (Registered) ................ 1,339 1,025,806
Johnson Controls International plc ......... 26,643 2,797,515
Kingspan Group plc ................... 6,778 562,520
Nibe Industrier AB , Class B .............. 119,909 553,309
ROCKWOOL A/S , Class B .............. 8,905 390,223
Trane Technologies plc ................. 4,341 1,901,705
34,474,524
Capital Markets — 0.8%
Bank of New York Mellon Corp. (The) ....... 10,538 1,069,080
Carlyle Group, Inc. (The) ................ 94,325 5,721,755
Charles Schwab Corp. (The) ............. 225,255 22,014,171
Deutsche Bank AG (Registered) ........... 51,487 1,695,804
DigitalBridge Group, Inc. , Class A .......... 75,489 810,752
Intercontinental Exchange, Inc. ........... 113,088 20,902,055

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Moody's Corp. ....................... 26,420 $ 13,625,587
MSCI, Inc. ......................... 13,229 7,426,231
Raymond James Financial, Inc. ........... 7,057 1,179,436
State Street Corp. .................... 73,498 8,213,401
82,658,272
Chemicals — 0.4%
Air Liquide SA ....................... 80,446 15,826,670
Air Products & Chemicals, Inc. ............ 11,883 3,420,878
Akzo Nobel NV ...................... 7,745 486,397
Arkema SA ......................... 12,210 830,298
Axalta Coating Systems Ltd.
(e)
............ 112,220 3,178,070
BASF SE .......................... 33,004 1,617,507
Croda International plc ................. 18,042 620,964
Evonik Industries AG .................. 23,605 468,750
International Flavors & Fragrances, Inc. ...... 48,725 3,460,937
Nutrien Ltd. ......................... 68,822 4,083,326
PPG Industries, Inc. ................... 31,875 3,362,813
Sherwin-Williams Co. (The) .............. 13,021 4,308,388
Sika AG (Registered) .................. 4,999 1,179,662
42,844,660
Commercial Services & Supplies — 0.2%
Bilfinger SE ......................... 7,308 786,234
Brambles Ltd. ....................... 190,069 2,907,951
Element Fleet Management Corp. ......... 54,753 1,424,147
Intrum AB
(e)
......................... 9,762 56,355
Rentokil Initial plc ..................... 811,058 4,045,920
Republic Services, Inc. ................. 46,105 10,634,118
Securitas AB , Class B .................. 69,403 1,030,034
SPIE SA ........................... 21,039 1,238,176
22,122,935
Communications Equipment — 0.1%
Cisco Systems, Inc. ................... 142,576 9,706,574
F5, Inc.
(e)
.......................... 2,646 829,309
Telefonaktiebolaget LM Ericsson , Class B .... 380,173 2,761,420
13,297,303
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA 24,835 1,713,983
Bouygues SA ....................... 25,653 1,056,302
Eiffage SA ......................... 10,283 1,380,343
EMCOR Group, Inc. ................... 1,803 1,131,365
Ferrovial SE ........................ 40,444 2,073,280
MasTec, Inc.
(e)
....................... 5,125 969,701
Mcdermott International Ltd.
(e)
............ 1,327 10,483
Quanta Services, Inc. .................. 5,185 2,105,784
Skanska AB , Class B .................. 22,282 519,761
Vinci SA ........................... 94,751 13,161,756
24,122,758
Construction Materials — 0.1%
Amrize Ltd.
(e)
........................ 71,987 3,639,010
Buzzi SpA .......................... 7,565 395,042
Heidelberg Materials AG ................ 4,741 1,093,724
Holcim AG ......................... 93,298 7,440,510
Wienerberger AG ..................... 8,346 279,778
12,848,064
Consumer Finance — 0.1%
Capital One Financial Corp. .............. 42,725 9,185,875
Consumer Staples Distribution & Retail — 0.6%
Coles Group Ltd. ..................... 183,569 2,444,031
Costco Wholesale Corp. ................ 9,742 9,153,973
Dollar General Corp. .................. 35,381 3,711,467
Dollar Tree, Inc.
(e)
..................... 29,236 3,319,748
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Koninklijke Ahold Delhaize NV ............ 129,358 $ 5,109,182
Tesco plc .......................... 938,387 5,272,254
Walmart, Inc. ........................ 324,762 31,820,181
60,830,836
Containers & Packaging — 0.1%
Amcor plc .......................... 713,958 6,675,507
Avery Dennison Corp. .................. 28,609 4,799,732
Sealed Air Corp. ..................... 130,945 3,832,760
15,307,999
Distributors — 0.0%
Genuine Parts Co. .................... 6,080 783,590
LKQ Corp. ......................... 123,914 3,651,746
4,435,336
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ....... 128,977 3,932,509
Merlin Properties Socimi SA ............. 302,386 4,186,853
8,119,362
Diversified Telecommunication Services — 0.5%
Cellnex Telecom SA
(b)(c)
................. 212,660 7,504,678
Deutsche Telekom AG (Registered) ........ 17,004 609,864
Elisa OYJ .......................... 19,963 1,027,151
Infrastrutture Wireless Italiane SpA
(b)(c)
....... 176,591 2,087,713
Koninklijke KPN NV ................... 4,033,555 18,019,920
Telstra Group Ltd. .................... 560,826 1,787,398
TELUS Corp. ....................... 1,007,620 16,231,292
Verizon Communications, Inc. ............ 91,055 3,893,512
51,161,528
Electric Utilities — 1.5%
Acciona SA ......................... 4,649 891,655
Alliant Energy Corp. ................... 59,794 3,887,208
American Electric Power Co., Inc. .......... 139,875 15,825,457
CK Infrastructure Holdings Ltd. ............ 330,500 2,327,708
Constellation Energy Corp. .............. 3,562 1,239,006
Duke Energy Corp. ................... 100,914 12,275,179
Elia Group SA/NV .................... 6,352 732,852
Emera, Inc. ......................... 41,474 1,947,386
Endesa SA ......................... 43,675 1,263,492
Enel SpA .......................... 488,356 4,306,466
Entergy Corp. ....................... 139,152 12,583,515
Evergy, Inc. ......................... 213,388 15,107,870
Exelon Corp. ........................ 122,801 5,518,677
FirstEnergy Corp. .................... 239,949 10,248,222
Fortis, Inc. ......................... 99,802 4,883,499
Kyushu Electric Power Co., Inc. ........... 530,700 4,704,710
NextEra Energy, Inc. .................. 188,007 13,359,777
Origin Energy Ltd. .................... 233,746 1,747,909
PG&E Corp. ........................ 705,719 9,894,180
Pinnacle West Capital Corp. ............. 41,974 3,803,684
PPL Corp. ......................... 172,882 6,170,159
Southern Co. (The) ................... 142,689 13,481,257
SSE plc ........................... 71,097 1,742,747
Terna - Rete Elettrica Nazionale ........... 348,416 3,371,258
Xcel Energy, Inc. ..................... 120,540 8,852,458
160,166,331
Electrical Equipment — 0.3%
Eaton Corp. plc ...................... 6,034 2,321,401
Emerson Electric Co. .................. 14,663 2,133,613
GE Vernova, Inc. ..................... 5,524 3,647,442
Generac Holdings, Inc.
(e)
................ 3,664 713,344
Hubbell, Inc. ........................ 41,638 18,215,792
Legrand SA ........................ 4,217 622,880

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Nexans SA ......................... 3,333 $ 479,020
NKT A/S
(e)
.......................... 5,176 455,347
nVent Electric plc ..................... 4,139 324,580
nVent Electric plc ..................... 4,137 324,424
Prysmian SpA ....................... 12,778 1,020,496
Siemens Energy AG
(e)
.................. 16,240 1,880,247
Vertiv Holdings Co. , Class A ............. 12,739 1,854,799
33,993,385
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. , Class A ............... 87,240 9,291,932
Jabil, Inc. .......................... 43,067 9,611,262
Keysight Technologies, Inc.
(e)
............. 1 164
Murata Manufacturing Co. Ltd. ............ 230,600 3,432,270
Omron Corp. ........................ 25,100 646,947
Ralliant Corp.
(e)
...................... 51,040 2,333,549
Yokogawa Electric Corp. ................ 31,700 844,935
26,161,059
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 413,606 18,632,950
Halliburton Co. ...................... 58,181 1,303,255
Schlumberger NV .................... 129,029 4,361,180
24,297,385
Entertainment — 0.1%
Electronic Arts, Inc. ................... 32,242 4,916,583
Walt Disney Co. (The) ................. 16,283 1,939,468
6,856,051
Financial Services — 0.3%
Aimbridge Topco LLC
(e)(f)
................ 19,362 1,239,168
Fidelity National Information Services, Inc. .... 98,911 7,854,523
Global Payments, Inc. ................. 29,576 2,364,601
Jack Henry & Associates, Inc. ............ 39,389 6,688,843
Mastercard, Inc. , Class A ................ 14,844 8,408,681
Visa, Inc. , Class A .................... 4,058 1,401,917
Voya Financial, Inc. ................... 52,807 3,696,490
31,654,223
Food Products — 0.2%
Associated British Foods plc ............. 44,586 1,291,010
Hearthside Bank Corp.
(e)
................ 11,259 221,239
JDE Peet's NV ...................... 24,033 712,701
Kraft Heinz Co. (The) .................. 248,327 6,819,059
Lamb Weston Holdings, Inc. ............. 62,644 3,575,093
Nestle SA (Registered) ................. 78,932 6,896,848
Orkla ASA .......................... 98,210 1,032,780
20,548,730
Gas Utilities — 0.0%
Atmos Energy Corp. ................... 6,868 1,070,859
Osaka Gas Co. Ltd. ................... 123,300 3,119,656
4,190,515
Ground Transportation — 0.6%
Canadian National Railway Co. ........... 70,550 6,587,586
Canadian Pacific Kansas City Ltd. ......... 41,132 3,025,066
CSX Corp. ......................... 330,052 11,730,048
Norfolk Southern Corp. ................. 29,535 8,210,730
Union Pacific Corp. ................... 128,521 28,527,806
West Japan Railway Co. ................ 118,000 2,583,521
60,664,757
Health Care Equipment & Supplies — 0.4%
Baxter International, Inc. ................ 518,753 11,288,065
Becton Dickinson & Co. ................ 39,115 6,972,249
Coloplast A/S , Class B ................. 17,682 1,614,933
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV .................. 198,345 $ 5,179,849
Medtronic plc ....................... 78,807 7,111,544
ResMed, Inc. ....................... 19,480 5,297,391
37,464,031
Health Care Providers & Services — 0.6%
Brookdale Senior Living, Inc.
(e)
............ 306,464 2,375,096
Cardinal Health, Inc. ................... 88,556 13,745,662
Cencora, Inc. ....................... 13,884 3,971,935
Centene Corp.
(e)
..................... 35,343 921,392
CVS Health Corp. .................... 134,626 8,360,274
Elevance Health, Inc. .................. 23,821 6,743,249
Labcorp Holdings, Inc. ................. 836 217,427
McKesson Corp. ..................... 6,267 4,346,415
Sonic Healthcare Ltd. .................. 64,137 1,132,586
UnitedHealth Group, Inc. ................ 73,160 18,257,810
Universal Health Services, Inc. , Class B ..... 35,567 5,920,127
65,991,973
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 90,009 6,879,388
American Healthcare REIT, Inc. ........... 174,341 6,736,536
CareTrust REIT, Inc. ................... 173,651 5,522,102
Healthcare Realty Trust, Inc. , Class A ....... 225,047 3,456,722
Welltower, Inc. ....................... 30,547 5,042,393
27,637,141
Hotel & Resort REITs — 0.0%
Invincible Investment Corp. .............. 2,404 1,069,225
Japan Hotel REIT Investment Corp. ........ 3,123 1,716,320
2,785,545
Hotels, Restaurants & Leisure — 0.1%
Domino's Pizza, Inc. ................... 14,580 6,753,602
Evolution AB
(b)(c)
...................... 22,425 1,994,953
FDJ United
(b)(c)
....................... 14,603 455,495
New Topco
(e)(f)(g)
...................... 12,872 —
Restaurant Brands International, Inc. ........ 43,339 2,940,771
Whitbread plc ....................... 24,821 997,080
13,141,901
Household Durables — 0.1%
Garmin Ltd. ......................... 7,033 1,538,539
Sekisui House Ltd. .................... 83,700 1,755,761
Taylor Wimpey plc .................... 7,358,559 9,900,839
13,195,139
Household Products — 0.3%
Colgate-Palmolive Co. ................. 228,499 19,159,641
Reckitt Benckiser Group plc .............. 95,338 7,145,182
26,304,823
Independent Power and Renewable Electricity Producers — 0.0%
Northland Power, Inc. .................. 104,423 1,706,219
Industrial Conglomerates — 0.0%
DCC plc ........................... 13,210 827,356
Sekisui Chemical Co. Ltd. ............... 52,800 915,823
Siemens AG (Registered) ............... 9,467 2,411,277
Swire Pacific Ltd. , Class A ............... 57,000 515,242
4,669,698
Industrial REITs — 0.4%
Americold Realty Trust, Inc. .............. 250,690 4,031,095
EastGroup Properties, Inc. .............. 35,332 5,767,596
Goodman Group ..................... 247,237 5,527,841
LondonMetric Property plc ............... 2,277,731 5,732,294
Mitsui Fudosan Logistics Park, Inc. ......... 2,958 1,983,009
Prologis, Inc. ........................ 38,296 4,089,247

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
Rexford Industrial Realty, Inc. ............ 103,968 $ 3,797,951
STAG Industrial, Inc. .................. 165,912 5,695,759
Tritax Big Box REIT plc ................. 1,571,492 2,923,168
Warehouses De Pauw CVA .............. 127,626 2,978,302
42,526,262
Insurance — 0.9%
Admiral Group plc .................... 34,976 1,576,597
Allianz SE (Registered) ................. 20,977 8,289,650
American International Group, Inc. ......... 57,640 4,474,593
ASR Nederland NV ................... 22,755 1,511,477
Assurant, Inc. ....................... 99,319 18,602,449
AXA SA ........................... 184,477 8,959,901
Brown & Brown, Inc. ................... 30,951 2,827,993
Fidelity National Financial, Inc. , Class A ...... 76,853 4,336,815
Globe Life, Inc. ...................... 58,693 8,244,606
Hartford Insurance Group, Inc. (The) ........ 58,285 7,250,071
Poste Italiane SpA
(b)(c)
.................. 63,062 1,362,450
Power Corp. of Canada ................ 76,968 3,101,828
Tryg A/S ........................... 49,574 1,195,820
Willis Towers Watson plc ................ 15,235 4,811,365
Zurich Insurance Group AG .............. 22,788 15,543,847
92,089,462
Interactive Media & Services — 1.0%
Alphabet, Inc. , Class A ................. 197,267 37,855,537
Alphabet, Inc. , Class C ................. 73,117 14,101,345
Meta Platforms, Inc. , Class A ............. 65,418 50,596,898
102,553,780
IT Services — 0.3%
Accenture plc , Class A ................. 45,923 12,266,033
Cognizant Technology Solutions Corp. , Class A . 122,292 8,775,674
NEXTDC Ltd.
(e)
...................... 309,696 2,851,711
Otsuka Corp. ....................... 32,400 613,889
SCSK Corp. ........................ 21,600 672,082
Travelport Technology Ltd.
(e)(f)
............. 246 747,077
25,926,466
Leisure Products — 0.0%
Hasbro, Inc. ........................ 39,715 2,984,979
Life Sciences Tools & Services — 0.0%
ICON plc
(e)
......................... 7,860 1,329,833
Machinery — 0.8%
Aalberts NV ........................ 8,810 281,588
Alstom SA
(e)
........................ 51,674 1,212,083
Atlas Copco AB , Class A ................ 86,473 1,316,844
Caterpillar, Inc. ...................... 6,149 2,693,385
CNH Industrial NV .................... 145,467 1,885,252
Cummins, Inc. ....................... 2,371 871,627
Fortive Corp. ........................ 77,521 3,715,582
GEA Group AG ...................... 16,138 1,159,197
Georg Fischer AG (Registered) ........... 10,647 832,901
IMI plc ............................ 33,798 987,406
Indutrade AB ........................ 17,980 436,633
Interpump Group SpA .................. 16,511 677,417
KION Group AG ...................... 17,519 1,076,979
Knorr-Bremse AG .................... 10,776 1,075,505
Komatsu Ltd. ....................... 125,000 4,027,238
Kone OYJ , Class B ................... 47,786 2,934,466
Konecranes OYJ ..................... 10,423 868,571
Kubota Corp. ....................... 137,400 1,540,838
Middleby Corp. (The)
(e)
................. 33,400 4,849,680
Nordson Corp. ....................... 12,007 2,572,019
Otis Worldwide Corp. .................. 231,914 19,872,711
Security
Shares
Shares Value
Machinery (continued)
Palfinger AG ........................ 3,764 $ 156,547
Parker-Hannifin Corp. .................. 25,334 18,541,955
SKF AB , Class B ..................... 48,402 1,127,402
SMC Corp. ......................... 31,400 10,926,370
Vossloh AG ......................... 4,557 446,940
86,087,136
Media — 0.2%
Comcast Corp. , Class A ................ 222,971 7,409,326
Learfield Communications LLC, (Acquired
09/13/23, cost $30,859)
(e)(f)(h)
........... 8,482 763,380
Omnicom Group, Inc. .................. 86,556 6,236,360
WPP plc ........................... 1,398,897 7,574,173
21,983,239
Metals & Mining — 0.1%
Alrosa PJSC
(e)(f)
...................... 607,124 75
ArcelorMittal SA ...................... 25,333 789,786
Aurubis AG ......................... 3,819 380,925
Barrick Mining Corp. ................... 136,960 2,892,595
Freeport-McMoRan, Inc. ................ 17,214 692,691
JFE Holdings, Inc. .................... 81,500 943,205
Novolipetsk Steel PJSC
(e)(f)
.............. 14 —
Southern Copper Corp. ................. 8,279 779,551
Teck Resources Ltd. , Class B ............ 59,224 1,922,411
8,401,239
Multi-Utilities — 0.8%
Ameren Corp. ....................... 77,125 7,799,651
CenterPoint Energy, Inc. ................ 190,300 7,387,446
CMS Energy Corp. .................... 356,490 26,308,962
Dominion Energy, Inc. .................. 103,729 6,062,960
E.ON SE .......................... 86,920 1,585,703
National Grid plc ..................... 735,160 10,330,530
Public Service Enterprise Group, Inc. ....... 100,501 9,023,985
Sempra ........................... 106,083 8,664,860
Veolia Environnement SA ............... 95,819 3,247,219
WEC Energy Group, Inc. ................ 11,849 1,292,489
81,703,805
Office REITs — 0.1%
BXP, Inc. .......................... 86,797 5,679,128
Kilroy Realty Corp. .................... 144,467 5,325,053
Orix JREIT, Inc. ...................... 1,107 1,447,106
12,451,287
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp.
(e)
............... 17,474 610,367
BP plc ............................ 1,804,533 9,672,808
Cheniere Energy, Inc. .................. 46,631 10,999,320
Chevron Corp. ....................... 49,610 7,522,860
Coterra Energy, Inc. ................... 36,022 878,577
DT Midstream, Inc. .................... 5,060 519,814
Enbridge, Inc. ....................... 138,796 6,285,688
Energy Transfer LP ................... 236,163 4,260,381
Eni SpA ........................... 296,484 5,060,197
Enterprise Products Partners LP ........... 127,183 3,941,401
EQT Corp. ......................... 21,377 1,149,014
Expand Energy Corp. .................. 9,594 1,005,259
Exxon Mobil Corp. .................... 59,558 6,649,055
Gibson Energy, Inc. ................... 59,630 1,075,027
Kinder Morgan, Inc. ................... 126,640 3,553,518
Kinetik Holdings, Inc. , Class A ............ 63,666 2,761,831
Koninklijke Vopak NV .................. 110,633 5,285,049
Kosmos Energy Ltd.
(e)
.................. 2,797,262 6,014,113
LUKOIL PJSC
(e)(f)
..................... 417,114 52
MPLX LP .......................... 91,246 4,790,415

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Novatek PJSC
(e)(f)
..................... 690 $ —
ONEOK, Inc. ........................ 8,424 691,695
Pembina Pipeline Corp. ................ 226,620 8,423,015
Plains All American Pipeline LP ........... 220,018 4,015,329
Plains GP Holdings LP , Class A ........... 118,840 2,329,264
Range Resources Corp. ................ 15,645 574,484
Shell plc ........................... 488,828 17,601,340
South Bow Corp. ..................... 50,047 1,314,312
Sunoco LP ......................... 16,653 921,077
Targa Resources Corp. ................. 5,442 905,603
TC Energy Corp. ..................... 254,682 12,167,921
TotalEnergies SE ..................... 124,141 7,382,107
Western Midstream Partners LP ........... 65,487 2,667,286
Williams Cos., Inc. (The) ................ 412,643 24,737,948
165,766,127
Passenger Airlines — 0.0%
Qantas Airways Ltd. ................... 104,795 726,789
Singapore Airlines Ltd. ................. 221,000 1,154,320
1,881,109
Personal Care Products — 0.1%
Unilever plc ......................... 133,272 7,732,504
Pharmaceuticals — 1.0%
AstraZeneca plc ..................... 238,474 34,791,370
Bayer AG (Registered) ................. 127,869 3,976,951
Bristol-Myers Squibb Co. ................ 119,810 5,188,971
Kyowa Kirin Co. Ltd. ................... 33,000 563,298
Novo Nordisk A/S , Class B .............. 404,083 18,793,094
Orion OYJ , Class B ................... 14,906 1,193,357
Recordati Industria Chimica e Farmaceutica SpA 15,704 900,683
Roche Holding AG .................... 28,673 9,037,791
Sanofi SA .......................... 274,213 24,616,307
99,061,822
Professional Services — 0.5%
Intertek Group plc .................... 21,980 1,429,140
Leidos Holdings, Inc. .................. 67,287 10,742,369
Paychex, Inc. ....................... 46,676 6,736,747
RELX plc .......................... 405,390 21,052,509
SS&C Technologies Holdings, Inc. ......... 107,014 9,147,557
Teleperformance SE ................... 7,447 726,017
49,834,339
Real Estate Management & Development — 0.2%
ADLER Group SA
(e)(f)
.................. 664,216 8
CK Asset Holdings Ltd. ................. 457,000 2,094,066
Lendlease Corp. Ltd.
(g)
................. 367,453 1,235,012
Mitsubishi Estate Co. Ltd. ............... 188,300 3,525,433
Mitsui Fudosan Co. Ltd. ................ 149,800 1,338,957
Tokyu Fudosan Holdings Corp. ............ 211,400 1,490,720
VGP NV ........................... 19,165 2,015,387
Vonovia SE ......................... 117,445 3,644,975
Wharf Real Estate Investment Co. Ltd. ...... 886,000 2,812,885
18,157,443
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 52,253 9,733,689
Essex Property Trust, Inc. ............... 21,005 5,465,081
Invitation Homes, Inc. .................. 13,864 424,932
Sun Communities, Inc. ................. 57,483 7,129,616
UNITE Group plc (The) ................. 333,267 3,285,812
26,039,130
Retail REITs — 0.2%
Agree Realty Corp. ................... 82,449 5,911,593
Federal Realty Investment Trust ........... 30,529 2,813,553
Security
Shares
Shares Value
Retail REITs (continued)
Link REIT .......................... 562,700 $ 3,135,227
Regency Centers Corp. ................ 73,351 5,237,261
Simon Property Group, Inc. .............. 42,314 6,930,610
24,028,244
Semiconductors & Semiconductor Equipment — 1.3%
Applied Materials, Inc. ................. 111,669 20,107,120
BE Semiconductor Industries NV .......... 11,051 1,493,121
Broadcom, Inc. ...................... 148,435 43,595,360
Intel Corp. ......................... 52,555 1,040,589
Lasertec Corp. ...................... 11,000 1,108,236
MediaTek, Inc. ....................... 356,000 16,121,308
Monolithic Power Systems, Inc. ........... 10,836 7,706,997
NVIDIA Corp. ....................... 38,979 6,933,195
QUALCOMM, Inc. .................... 13,323 1,955,283
STMicroelectronics NV, NYRS , ADR ........ 84,855 2,157,863
Taiwan Semiconductor Manufacturing Co. Ltd. . 778,000 29,952,446
Teradyne, Inc. ....................... 7,426 797,775
132,969,293
Software — 1.3%
Microsoft Corp. ...................... 182,174 97,189,830
Oracle Corp. ........................ 88,929 22,567,512
Salesforce, Inc. ...................... 75,864 19,597,947
Trend Micro, Inc. ..................... 17,600 1,073,221
140,428,510
Specialized REITs — 0.7%
American Tower Corp. ................. 24,391 5,082,840
Crown Castle, Inc. .................... 113,141 11,889,988
DigiCo Infrastructure REIT
(g)
............. 424,896 894,012
Digital Realty Trust, Inc. ................ 70,000 12,350,800
EPR Properties ...................... 71,216 3,919,729
Equinix, Inc. ........................ 25,787 20,247,179
Iron Mountain, Inc. .................... 42,570 4,144,615
Keppel DC REIT ..................... 1,772,000 3,224,725
National Storage REIT
(g)
................ 959,316 1,470,977
Public Storage ....................... 19,653 5,344,437
Smartstop Self Storage REIT, Inc. .......... 128,892 4,366,861
VICI Properties, Inc. ................... 125,040 4,076,304
77,012,467
Specialty Retail — 0.3%
Home Depot, Inc. (The) ................ 49,152 18,063,852
Industria de Diseno Textil SA ............. 151,357 7,229,881
Tractor Supply Co. .................... 47,253 2,691,058
27,984,791
Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc. ......................... 92,242 19,146,672
FUJIFILM Holdings Corp. ............... 156,900 3,254,456
Hewlett Packard Enterprise Co. ........... 46,758 967,423
HP, Inc. ........................... 195,253 4,842,274
Pure Storage, Inc. , Class A
(e)
............. 12,562 747,690
Ricoh Co. Ltd. ....................... 73,900 647,992
Samsung Electronics Co. Ltd. , GDR
(b)(c)
...... 11,159 13,964,041
Seiko Epson Corp. .................... 41,500 526,565
Western Digital Corp. .................. 84,307 6,634,118
50,731,231
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. , Class B ................... 14,966 1,117,811
Swatch Group AG (The) ................ 22,732 4,020,320
5,138,131
Tobacco — 0.1%
British American Tobacco plc ............. 113,656 6,089,388

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors — 0.3%
AddTech AB , Class B .................. 16,183 $ 544,043
Brenntag SE ........................ 17,801 1,104,359
ITOCHU Corp. ...................... 163,700 8,586,494
Mitsubishi Corp. ...................... 450,900 8,893,278
Rexel SA .......................... 19,272 582,486
RS GROUP plc ...................... 87,354 642,835
Sumitomo Corp. ..................... 150,200 3,839,078
Toyota Tsusho Corp. ................... 88,400 2,025,981
WESCO International, Inc. ............... 21,930 4,538,633
30,757,187
Transportation Infrastructure — 0.6%
Aena SME SA
(b)(c)
..................... 868,820 23,395,700
Aeroports de Paris SA ................. 27,032 3,280,997
Atlas Arteria Ltd.
(g)
.................... 248,389 820,475
Auckland International Airport Ltd. ......... 1,177,158 5,221,782
Flughafen Zurich AG (Registered) .......... 9,269 2,612,346
Japan Airport Terminal Co. Ltd. ........... 56,300 1,709,811
Transurban Group
(g)
................... 2,388,515 21,137,939
58,179,050
Water Utilities — 0.1%
Essential Utilities, Inc. .................. 127,194 4,680,739
Guangdong Investment Ltd. .............. 4,218,000 3,754,402
Severn Trent plc ..................... 106,936 3,749,961
United Utilities Group plc ................ 92,063 1,374,303
13,559,405
Wireless Telecommunication Services — 0.0%
Mobile TeleSystems PJSC
(e)(f)
............. 26,804 3
Total Common Stocks — 26.0%
(Cost: $2,323,446,193) ............................ 2,707,065,298
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 1,082 1,110,196
ATI, Inc.
4.88%, 10/01/29 ................... 614 600,335
7.25%, 08/15/30 ................... 188 197,077
5.13%, 10/01/31 ................... 683 663,009
Axon Enterprise, Inc.
(b)
6.13%, 03/15/30 ................... 54 55,150
6.25%, 03/15/33 ................... 154 157,769
Boeing Co. (The)
2.20%, 02/04/26 ................... 4,363 4,305,120
3.10%, 05/01/26 ................... 937 925,662
6.26%, 05/01/27 ................... 128 131,268
3.63%, 02/01/31 ................... 4,055 3,825,370
3.60%, 05/01/34 ................... 3,809 3,364,176
Bombardier, Inc.
(b)
6.00%, 02/15/28 ................... 202 203,343
8.75%, 11/15/30 ................... 962 1,035,231
7.25%, 07/01/31 ................... 518 540,899
7.00%, 06/01/32 ................... 280 289,657
6.75%, 06/15/33 ................... 375 385,433
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 130 125,812
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 1,300 1,524,358
Efesto Bidco SpA, Series XR, 7.50%, 02/15/32
(b)
USD 1,556 1,587,122
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ......................... 107 108,919
General Electric Co., 4.30%, 07/29/30 ....... 1,440 1,433,129
Goat Holdco LLC, 6.75%, 02/01/32
(b)
........ 369 371,977
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
L3Harris Technologies, Inc.
5.35%, 06/01/34 ................... USD 95 $ 96,766
4.85%, 04/27/35 ................... 594 580,626
Lockheed Martin Corp.
4.40%, 08/15/30 ................... 1,630 1,624,464
4.75%, 02/15/34 ................... 263 260,597
4.80%, 08/15/34 ................... 199 197,646
RTX Corp.
5.15%, 02/27/33 ................... 808 825,026
6.10%, 03/15/34 ................... 500 539,150
Spirit AeroSystems, Inc.
(b)
9.38%, 11/30/29 ................... 446 471,260
9.75%, 11/15/30 ................... 432 475,115
TransDigm, Inc.
(b)
6.75%, 08/15/28 ................... 517 527,527
6.38%, 03/01/29 ................... 1,034 1,058,248
6.63%, 03/01/32 ................... 2,554 2,626,199
6.00%, 01/15/33 ................... 2,201 2,211,870
6.38%, 05/31/33 ................... 3,795 3,819,106
38,254,612
Air Freight & Logistics — 0.0%
FedEx Corp.
3.10%, 08/05/29 ................... 414 390,697
2.40%, 05/15/31 ................... 238 209,697
Rand Parent LLC, 8.50%, 02/15/30
(b)
........ 269 270,487
Stonepeak Nile Parent LLC, 7.25%, 03/15/32
(b)
. 129 135,494
1,006,375
Automobile Components — 0.2%
Aptiv Swiss Holdings Ltd.
4.35%, 03/15/29 ................... 488 482,481
4.65%, 09/13/29 ................... 771 766,476
3.25%, 03/01/32 ................... 1,101 983,525
5.15%, 09/13/34 ................... 1,004 973,910
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.39%), 6.88%,
12/15/54
(a)
..................... 541 544,566
Clarios Global LP
6.75%, 05/15/28
(b)
.................. 546 558,247
6.75%, 02/15/30
(b)
.................. 2,065 2,129,077
4.75%, 06/15/31
(b)
.................. EUR 300 346,162
4.75%, 06/15/31
(c)
.................. 1,302 1,502,342
Dana, Inc.
4.25%, 09/01/30 ................... USD 100 98,408
4.50%, 02/15/32 ................... 153 149,304
Forvia SE
(c)
2.75%, 02/15/27 ................... EUR 230 260,812
5.50%, 06/15/31 ................... 588 686,915
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
USD 133 138,023
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 ................... 352 341,479
6.63%, 07/15/30 ................... 256 260,490
5.25%, 04/30/31 ................... 15 14,246
5.63%, 04/30/33 ................... 66 61,941
Icahn Enterprises LP
5.25%, 05/15/27 ................... 2,017 1,965,070
9.75%, 01/15/29 ................... 173 174,730
4.38%, 02/01/29 ................... 294 252,106
10.00%, 11/15/29
(b)
................. 273 276,392
IHO Verwaltungs GmbH
(c)(i)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)
..................... EUR 1,164 1,392,759
6.75%, (6.75% Cash or 7.50% PIK), 11/15/29 550 666,737
Mahle GmbH
(c)
2.38%, 05/14/28 ................... 300 324,027

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.50%, 05/02/31 ................... EUR 864 $ 995,638
Opmobility, 4.30%, 02/05/31
(c)
............ 200 231,036
Schaeffler AG
(c)
4.25%, 04/01/28 ................... 800 929,282
5.38%, 04/01/31 ................... 400 471,366
Tenneco, Inc., 8.00%, 11/17/28
(b)
.......... USD 748 742,424
ZF Europe Finance BV
(c)
2.50%, 10/23/27 ................... EUR 500 543,400
7.00%, 06/12/30 ................... 1,100 1,269,482
ZF Finance GmbH
(c)
5.75%, 08/03/26 ................... 1,200 1,387,646
2.75%, 05/25/27 ................... 300 332,665
2.25%, 05/03/28 ................... 2,200 2,309,789
24,562,953
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(b)
................. USD 240 228,902
10.38%, 03/31/29
(c)
................. GBP 1,488 1,840,342
Ford Motor Co.
9.63%, 04/22/30 ................... USD 109 126,322
3.25%, 02/12/32 ................... 180 152,499
General Motors Co., 5.35%, 04/15/28 ....... 880 894,286
Hyundai Capital America, 4.88%, 06/23/27
(b)
... 1,605 1,610,149
Nissan Motor Co. Ltd.
5.25%, 07/17/29
(c)
.................. EUR 1,308 1,516,488
7.75%, 07/17/32
(b)
.................. USD 514 532,100
6.38%, 07/17/33
(b)
.................. EUR 225 261,440
8.13%, 07/17/35
(b)
.................. USD 931 977,345
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50%, 10/09/34 ................. EUR 2,000 2,384,024
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75%, 03/24/37 ................. 1,500 1,736,989
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
..... USD 360 342,593
12,603,479
Banks — 3.4%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a)(c)
EUR 1,100 1,290,675
ABN AMRO Bank NV, (5-Year EUR Swap Annual
+ 3.90%), 6.38%
(a)(c)(j)
................ 700 837,830
AIB Group plc
(a)
(5-Year EURIBOR ICE Swap Rate + 4.39%),
7.13%
(c)(j)
...................... 587 720,217
(1-day SOFR + 1.65%), 5.32%, 05/15/31
(b)
. USD 2,100 2,135,936
(5-Year EURIBOR ICE Swap Rate + 3.71%),
6.00%
(c)(j)
...................... EUR 3,525 4,053,733
Al Rajhi Sukuk Ltd., (6-Year USD Constant
Maturity + 1.59%), 6.25%
(a)(c)(j)
.......... USD 1,160 1,169,268
Alpha Bank SA
(5-Year EURIBOR ICE Swap Rate + 5.18%),
7.50%
(a)(c)(j)
..................... EUR 1,587 1,963,994
Associated Banc-Corp. , (1-day SOFR + 3.03%),
6.46%, 08/29/30
(a)
.................. USD 2,800 2,882,361
Australia & New Zealand Banking Group Ltd. ,
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.35%), 5.82%,
06/18/36
(a)(b)
...................... 2,165 2,196,143
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a)(c)
...................... EUR 1,897 2,191,309
Banco Bilbao Vizcaya Argentaria SA
(a)(j)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38%
(c)
....................... 1,200 1,521,859
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity at 0.00% Floor + 5.10%),
9.38% ........................ USD 751 $ 833,204
(5-Year EUR Swap Annual + 4.27%), 6.88%
(c)
EUR 3,200 3,921,857
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 7.75% .... USD 256 265,289
Banco BPM SpA
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.07%),
6.25% ........................ EUR 842 986,717
(5-Year EURIBOR ICE Swap Rate + 4.55%),
7.25% ........................ 1,938 2,385,901
Banco de Credito e Inversiones SA , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a)(b)(j)
.......... USD 337 359,579
Banco de Sabadell SA
(a)(c)(j)
(5-Year EUR Swap Annual + 5.17%), 5.00% EUR 600 691,170
(5-Year EUR Swap Annual + 4.28%), 6.50% 400 474,876
Banco Espirito Santo SA
(c)(e)(k)
2.63%, 05/08/17 ................... 800 200,851
4.75%, 01/15/22 ................... 1,500 376,596
4.00%, 01/21/25 ................... 5,400 1,355,746
Banco Mercantil del Norte SA
(a)(b)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.64%), 5.88% .... USD 764 748,957
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.07%), 8.38% .... 708 723,521
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
732 620,736
Banco Santander SA
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 9.63% .... 1,000 1,116,369
(5-Year EUR Swap Annual + 4.43%), 7.00%
(c)
EUR 1,000 1,224,702
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.30%), 9.63% .... USD 2,600 3,070,787
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00% .... 2,800 3,012,932
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ 571 606,116
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 606 615,629
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a)(b)(c)
.......... 1,018 1,004,776
Bank of America Corp.
(a)
Series RR, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
4.38%
(j)
....................... 528 515,323
Series TT, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.23%),
6.13%
(j)
....................... 1,933 1,949,774
(3-mo. CME Term SOFR + 1.77%), 3.71%,
04/24/28 ...................... 13,129 12,952,736
(3-mo. CME Term SOFR + 1.63%), 3.59%,
07/21/28 ...................... 6,526 6,418,881
(1-day SOFR + 2.04%), 4.95%, 07/22/28 .. 2,867 2,892,464
(3-mo. CME Term SOFR + 1.30%), 3.42%,
12/20/28 ...................... 3,491 3,408,949
(1-day SOFR + 1.11%), 4.62%, 05/09/29 .. 3,211 3,224,516
(1-day SOFR + 1.06%), 2.09%, 06/14/29 .. 2,089 1,955,785
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63%
(j)
.... 1,820 1,863,776
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25%
(j)
.... 2,825 2,815,282
Series FIX, (1-day SOFR + 1.00%), 5.16%,
01/24/31 ...................... 962 984,215
(1-day SOFR + 1.91%), 5.29%, 04/25/34 .. 1,348 1,373,248

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.31%), 5.51%, 01/24/36 .. USD 33 $ 33,816
Bank of Ireland Group plc , (5-Year EURIBOR ICE
Swap Rate + 3.63%), 6.13%
(a)(c)(j)
........ EUR 1,884 2,165,985
Bank of Montreal, Series 6 , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.98%), 6.88%, 11/26/85
(a)
............. USD 1,200 1,202,400
Bank of Nova Scotia (The), (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.02%), 8.00%, 01/27/84
(a)
............ 744 793,114
Bankinter SA
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38% ........................ EUR 3,400 4,207,221
(5-Year EURIBOR ICE Swap Rate + 3.86%),
6.00% ........................ 1,800 2,086,513
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.87%), 6.13% .... USD 1,176 1,177,470
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(c)
.... GBP 1,766 2,457,935
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 1,795 1,705,629
(BPSWS5 + 5.64%), 9.25% ........... GBP 1,408 2,012,882
(USISSO05 + 5.78%), 9.63% .......... USD 3,361 3,796,518
(USISSO05 + 3.69%), 7.63% .......... 1,008 1,026,817
BBVA Mexico SA Institucion De Banca Multiple
Grupo Financiero BBVA Mexico, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.38%), 7.63%, 02/11/35
(a)(c)
.... 295 303,573
BNP Paribas SA
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.20%), 4.63%
(b)(j)
... 572 560,101
(1-day SOFR + 1.45%), 4.79%, 05/09/29
(b)
. 3,143 3,154,642
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(c)(j)
... 1,400 1,480,749
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.90%), 7.75%
(b)(j)
... 6,177 6,533,277
(5-Year EUR Swap Annual + 4.65%), 6.88%
(c)
(j)
............................ EUR 4,400 5,467,531
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.94%), 4.50%
(b)(j)
... USD 924 834,267
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a)(c)(j)
............ EUR 1,375 1,629,671
CaixaBank SA
(a)
(5-Year EUR Swap Annual + 6.35%), 5.88%
(c)
(j)
............................ 1,000 1,186,996
(1-day SOFR + 1.14%), 4.63%, 07/03/29
(b)
. USD 2,393 2,389,341
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50%
(c)(j)
...................... EUR 4,800 6,087,161
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25%
(c)(j)
...................... 600 706,997
Citibank NA, 4.58%, 05/29/27 ............ USD 3,939 3,950,158
Citigroup, Inc.
Series X, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.42%),
3.88%
(a)(j)
...................... 1,050 1,037,656
Series T, (3-mo. CME Term SOFR + 4.78%),
6.25%
(a)(j)
...................... 519 521,918
(1-day SOFR + 1.28%), 3.07%, 02/24/28
(a)
. 137 133,768
(1-day SOFR + 1.14%), 4.64%, 05/07/28
(a)
. 3,142 3,145,192
(1-day SOFR + 0.87%), 4.79%, 03/04/29
(a)
. 6,983 7,019,725
Series CC, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a)(j)
...................... 1,611 1,647,663
Series EE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a)(j)
...................... 1,556 1,562,577
Security
Par (000)
Par (000) Value
Banks (continued)
Series FF, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a)(j)
...................... USD 1,915 $ 1,930,515
Series GG, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88%
(a)(j)
...................... 3,495 3,524,707
(1-day SOFR + 1.34%), 4.54%, 09/19/30
(a)
. 1,640 1,633,345
(1-day SOFR + 1.42%), 2.98%, 11/05/30
(a)
. 425 396,836
(1-day SOFR + 1.15%), 2.67%, 01/29/31
(a)
. 3,151 2,886,277
(1-day SOFR + 3.91%), 4.41%, 03/31/31
(a)
. 281 277,690
(1-day SOFR + 1.46%), 4.95%, 05/07/31
(a)
. 3,336 3,367,681
(1-day SOFR + 2.11%), 2.57%, 06/03/31
(a)
. 405 367,258
(1-day SOFR + 1.17%), 2.56%, 05/01/32
(a)
. 665 588,756
5.88%, 02/22/33 ................... 1,705 1,773,897
(1-day SOFR + 1.94%), 3.79%, 03/17/33
(a)
. 375 350,230
(1-day SOFR + 2.09%), 4.91%, 05/24/33
(a)
. 269 268,449
Series DD, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a)(j)
...................... 235 244,156
(1-day SOFR + 1.83%), 6.02%, 01/24/36
(a)
. 3,839 3,934,330
Commerzbank AG
(a)(c)(j)
(5-Year EUR Swap Annual + 6.74%), 6.50% EUR 2,600 3,161,609
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ........................ 2,400 3,087,879
(5-Year EURIBOR ICE Swap Rate + 4.24%),
6.63% ........................ 200 237,540
Cooperatieve Rabobank UA
(c)(j)
(5-Year EUR Swap Annual + 4.68%), 4.38%
(a)
1,000 1,145,647
(5-Year EUR Swap Annual + 3.72%), 4.88%
(a)
1,200 1,389,502
6.50%
(d)
......................... 446 587,867
Credit Agricole SA
(a)
(5-Year USD Swap Semi + 6.19%), 8.13%
(b)(j)
USD 440 444,915
(1-day SOFR + 1.46%), 5.22%, 05/27/31
(b)
. 4,644 4,719,871
(5-Year EURIBOR ICE Swap Rate + 3.64%),
5.88%
(c)(j)
...................... EUR 2,100 2,417,813
DNB Bank ASA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.72%),
7.38%
(a)(c)(j)
....................... USD 1,313 1,358,920
Eurobank Ergasias Services & Holdings SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 4.45%),
6.63%
(j)
....................... EUR 700 824,555
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35 ................. 1,175 1,352,625
Eurobank SA , (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a)(c)
.......... 2,112 2,410,921
FNB Corp., (SOFR Index + 1.93%), 5.72%,
12/11/30
(a)
....................... USD 1,322 1,331,191
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 3.75%), 6.00%
(j)
. 1,950 1,950,172
(1-day SOFR + 3.35%), 7.39%, 11/03/28 .. 200 211,584
(5-Year EUR Swap Annual + 3.84%), 4.75%
(c)
(j)
............................ EUR 4,014 4,620,171
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.65%), 4.60%
(j)
.... USD 2,099 1,934,886
(1-day SOFR + 1.29%), 5.13%, 03/03/31 .. 3,430 3,477,428
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.25%), 4.70%
(j)
.... 733 673,432
HSBC USA, Inc., 4.65%, 06/03/28 ......... 3,923 3,942,274
ING Groep NV
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.86%), 3.88% .... 1,424 1,354,372
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.71%), 7.50%
(c)
... 699 728,433
(USISSO05 + 4.36%), 8.00%
(c)
......... 4,367 4,714,788
(USISSO05 + 4.08%), 7.25%
(c)
......... 2,300 2,371,656

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Intesa Sanpaolo SpA
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 6.26%),
9.13% ........................ EUR 6,078 $ 8,089,720
(5-Year EUR Swap Annual + 6.09%), 5.88% 680 815,181
JPMorgan Chase & Co.
(a)
Series KK, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.85%),
3.65%
(j)
....................... USD 230 226,181
(1-day SOFR + 1.89%), 2.18%, 06/01/28 .. 1,181 1,134,573
(3-mo. CME Term SOFR + 1.38%), 4.01%,
04/23/29 ...................... 784 775,299
(3-mo. CME Term SOFR + 1.52%), 4.20%,
07/23/29 ...................... 312 309,886
(1-day SOFR + 1.45%), 5.30%, 07/24/29 .. 4,932 5,050,055
(1-day SOFR + 1.16%), 5.58%, 04/22/30 .. 5,449 5,648,598
(1-day SOFR + 1.13%), 5.00%, 07/22/30 .. 3,986 4,053,651
(1-day SOFR + 2.04%), 2.52%, 04/22/31 .. 1,364 1,246,284
(1-day SOFR + 1.46%), 5.29%, 07/22/35 .. 2,827 2,864,300
(1-day SOFR + 1.68%), 5.57%, 04/22/36 .. 2,965 3,061,896
(1-day SOFR + 1.64%), 5.58%, 07/23/36 .. 430 435,571
KBC Group NV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.93%),
8.00% ........................ EUR 3,600 4,601,441
(5-Year EURIBOR ICE Swap Rate + 3.99%),
6.25% ........................ 1,400 1,671,573
KeyBank NA
3.90%, 04/13/29 ................... USD 1,369 1,319,709
4.90%, 08/08/32 ................... 1,130 1,099,856
KeyCorp
(a)
(SOFR Index + 2.06%), 4.79%, 06/01/33 .. 1,014 993,422
(SOFR Index + 2.42%), 6.40%, 03/06/35 .. 5,314 5,679,558
Lloyds Banking Group plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.82%), 6.75%
(j)
.... 362 365,365
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(j)
.... GBP 2,894 4,017,760
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.14%), 8.50%
(j)
.... 498 696,313
(5-year SONIA Mid-Swaps Rate + 5.11%),
7.88%
(c)(j)
...................... 498 687,858
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.91%), 8.00%
(j)
.... USD 200 213,605
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.44%), 7.50%
(j)
.... GBP 3,019 4,044,217
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.15%), 6.75%
(j)
.... USD 2,616 2,599,702
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.07%,
06/13/36 ...................... 1,090 1,115,311
M&T Bank Corp.
(a)
(1-day SOFR + 2.80%), 7.41%, 10/30/29 .. 786 850,735
(1-day SOFR + 1.40%), 5.18%, 07/08/31 .. 1,430 1,446,369
(1-day SOFR + 1.85%), 5.05%, 01/27/34 .. 328 323,325
(1-day SOFR + 1.61%), 5.39%, 01/16/36 .. 1,201 1,196,639
Mitsubishi UFJ Financial Group, Inc., Series
8NC7, (1-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.53%), 5.48%,
02/22/31
(a)
....................... 467 481,900
Morgan Stanley Bank NA, (1-day SOFR +
0.93%), 4.97%, 07/14/28
(a)
............ 472 476,681
Morgan Stanley Private Bank NA, (1-day SOFR +
0.77%), 4.47%, 07/06/28
(a)
............ 2,345 2,342,501
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a)(c)
EUR 1,062 1,316,064
Security
Par (000)
Par (000) Value
Banks (continued)
NatWest Group plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.63%), 6.00% .... USD 686 $ 687,009
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.29%), 7.50% ..... GBP 2,219 2,950,670
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.75%), 8.13% .... USD 289 316,626
PNC Bank NA, (1-day SOFR + 0.73%), 4.43%,
07/21/28
(a)
....................... 3,994 3,993,282
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 1.20%), 5.49%, 05/14/30 .. 982 1,016,411
(1-day SOFR + 1.26%), 4.81%, 10/21/32 .. 600 599,552
(SOFR Index + 2.14%), 6.04%, 10/28/33 .. 180 191,372
(1-day SOFR + 1.93%), 5.07%, 01/24/34 .. 250 250,762
(1-day SOFR + 1.95%), 5.94%, 08/18/34 .. 200 210,887
(1-day SOFR + 2.28%), 6.88%, 10/20/34 .. 178 198,833
(1-day SOFR + 1.90%), 5.68%, 01/22/35 .. 190 197,136
(1-day SOFR + 1.60%), 5.40%, 07/23/35 .. 1,181 1,199,911
(1-day SOFR + 1.42%), 5.37%, 07/21/36 .. 655 661,788
Santander UK Group Holdings plc
(a)
(SOFR Index + 1.52%), 5.69%, 04/15/31 .. 534 552,655
(1-day SOFR + 1.48%), 2.90%, 03/15/32 .. 1,740 1,561,408
Skandinaviska Enskilda Banken AB, 4.38%,
06/02/28
(b)
....................... 1,960 1,965,524
Societe Generale SA
(a)(b)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.39%), 9.38%
(j)
.... 3,921 4,196,619
(1-day SOFR + 1.42%), 5.25%, 05/22/29 .. 3,134 3,167,252
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.79%), 8.13%
(j)
.... 1,789 1,867,279
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.51%), 5.38%
(j)
.... 1,144 1,059,693
Sumitomo Mitsui Financial Group, Inc., 3.04%,
07/16/29 ........................ 330 312,038
Toronto-Dominion Bank (The)
4.57%, 06/02/28 ................... 2,354 2,363,656
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.98%), 7.25%,
07/31/84
(a)
..................... 436 452,050
Truist Bank, (1-day SOFR + 0.77%), 4.42%,
07/24/28
(a)
....................... 1,935 1,932,196
Unicaja Banco SA , (5-Year EUR Swap Annual +
5.02%), 4.88%
(a)(c)(j)
................. EUR 1,200 1,370,262
UniCredit SpA
(a)
(5-Year EURIBOR ICE Swap Rate + 4.21%),
6.50%
(c)(j)
...................... 2,026 2,460,922
(5-Year USD Swap Rate + 4.91%), 7.30%,
04/02/34
(b)
..................... USD 1,779 1,885,943
Wells Fargo & Co.
(a)
Series BB, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.45%),
3.90%
(j)
....................... 695 688,516
(3-mo. CME Term SOFR + 1.57%), 3.58%,
05/22/28 ...................... 1,019 1,001,996
(1-day SOFR + 1.74%), 5.57%, 07/25/29 .. 1,907 1,963,611
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(j)
.... 237 245,490
(1-day SOFR + 1.11%), 5.24%, 01/24/31 .. 975 998,219
(1-day SOFR + 1.50%), 5.15%, 04/23/31 .. 5,216 5,322,600
(1-day SOFR + 1.99%), 5.56%, 07/25/34 .. 1,999 2,062,798
(1-day SOFR + 2.06%), 6.49%, 10/23/34 .. 117 127,918
(1-day SOFR + 1.78%), 5.50%, 01/23/35 .. 936 959,189
352,171,198

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Beverages — 0.0%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .. USD 157 $ 152,236
Anheuser-Busch InBev Finance, Inc., 4.70%,
02/01/36 ........................ 156 151,267
Anheuser-Busch InBev Worldwide, Inc.
6.63%, 08/15/33 ................... 140 154,784
5.00%, 06/15/34 ................... 304 308,294
5.88%, 06/15/35 ................... 142 152,071
918,652
Biotechnology — 0.1%
AbbVie, Inc., 3.20%, 11/21/29 ............ 1,206 1,149,700
Amgen, Inc.
4.20%, 03/01/33 ................... 540 517,331
5.25%, 03/02/33 ................... 1,627 1,659,594
Gilead Sciences, Inc., 5.25%, 10/15/33 ...... 447 460,610
Grifols SA
(c)
2.25%, 11/15/27 ................... EUR 290 326,971
7.13%, 05/01/30 ................... 1,493 1,797,853
5,912,059
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 .. USD 216 191,357
ANGI Group LLC, 3.88%, 08/15/28
(b)
........ 646 601,826
B&M European Value Retail SA
(c)
4.00%, 11/15/28 ................... GBP 300 379,087
6.50%, 11/27/31 ................... 2,065 2,751,758
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... USD 670 641,525
Match Group Holdings II LLC, 3.63%, 10/01/31
(b)
216 193,274
Prosus NV, 4.19%, 01/19/32
(b)
............ 654 613,738
Rakuten Group, Inc.
(b)
11.25%, 02/15/27 .................. 353 382,564
9.75%, 04/15/29 ................... 944 1,033,602
6,788,731
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
....................... 574 582,674
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
....................... 341 346,786
Builders FirstSource, Inc.
(b)
6.38%, 03/01/34 ................... 249 252,663
6.75%, 05/15/35 ................... 267 273,755
Carrier Global Corp., 5.90%, 03/15/34 ....... 228 241,451
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(b)
...... 104 104,934
EMRLD Borrower LP
(b)
6.63%, 12/15/30 ................... 3,998 4,076,397
6.75%, 07/15/31 ................... 508 523,174
HT Troplast GmbH, 9.38%, 07/15/28
(c)
....... EUR 1,459 1,749,533
JELD-WEN, Inc.
(b)
4.88%, 12/15/27 ................... USD 332 314,961
7.00%, 09/01/32 ................... 333 249,837
JH North America Holdings, Inc.
(b)
5.88%, 01/31/31 ................... 371 372,270
6.13%, 07/31/32 ................... 489 494,069
New Enterprise Stone & Lime Co., Inc.
(b)
5.25%, 07/15/28 ................... 214 212,467
9.75%, 07/15/28 ................... 399 399,997
PCF GmbH, 4.75%, 04/15/29
(c)
............ EUR 1,214 1,086,641
Quikrete Holdings, Inc.
(b)
6.38%, 03/01/32 ................... USD 2,111 2,165,031
6.75%, 03/01/33 ................... 515 528,197
Smyrna Ready Mix Concrete LLC
(b)
6.00%, 11/01/28 ................... 57 56,812
8.88%, 11/15/31 ................... 367 386,226
Standard Building Solutions, Inc.
(b)
6.50%, 08/15/32 ................... 1,729 1,765,580
6.25%, 08/01/33 ................... 802 809,640
Security
Par (000)
Par (000) Value
Building Products (continued)
Standard Industries, Inc.
(b)
4.75%, 01/15/28 ................... USD 194 $ 191,334
4.38%, 07/15/30 ................... 269 254,673
3.38%, 01/15/31 ................... 186 166,159
Wilsonart LLC, 11.00%, 08/15/32
(b)
......... 327 300,918
17,906,179
Capital Markets — 1.3%
Abu Dhabi Developmental Holding Co. PJSC,
5.38%, 05/08/29
(b)
.................. 1,116 1,147,761
Apollo Debt Solutions BDC
5.88%, 08/30/30
(b)
.................. 252 252,301
6.70%, 07/29/31 ................... 190 197,854
6.55%, 03/15/32
(b)
.................. 48 49,227
Ares Capital Corp.
5.50%, 09/01/30 ................... 192 191,657
5.80%, 03/08/32 ................... 1,751 1,748,024
Ares Strategic Income Fund
5.70%, 03/15/28 ................... 4,727 4,751,807
5.60%, 02/15/30 ................... 345 343,759
5.80%, 09/09/30
(b)
.................. 290 290,192
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ........................ 75 74,557
Bank of New York Mellon Corp. (The), (1-day
SOFR + 0.68%), 4.44%, 06/09/28
(a)
...... 1,440 1,442,798
Blackstone Private Credit Fund
3.25%, 03/15/27 ................... 1,655 1,610,488
6.00%, 11/22/34 ................... 898 892,157
Blue Owl Capital Corp.
5.95%, 03/15/29 ................... 3,471 3,478,917
6.20%, 07/15/30 ................... 2,110 2,129,468
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .... 208 215,323
Blue Owl Credit Income Corp.
6.60%, 09/15/29 ................... 193 198,467
5.80%, 03/15/30 ................... 390 390,723
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 690 665,234
Citadel Securities Global Holdings LLC, 5.50%,
06/18/30
(b)
....................... 2,370 2,390,694
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
.................. 363 337,218
Credit Suisse USA LLC, 7.13%, 07/15/32 ..... 80 90,799
Deutsche Bank AG
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63%
(a)(c)(j)
..................... EUR 1,200 1,331,808
(5-Year EURIBOR ICE Swap Rate + 6.94%),
10.00%
(a)(c)(j)
.................... 4,200 5,352,637
(1-day SOFR + 1.59%), 5.71%, 02/08/28
(a)
. USD 1,696 1,721,134
(5-Year EURIBOR ICE Swap Rate + 5.69%),
6.75%
(a)(c)(j)
..................... EUR 2,000 2,379,425
(1-day SOFR + 3.18%), 6.72%, 01/18/29
(a)
. USD 637 667,092
5.41%, 05/10/29 ................... 2,576 2,656,846
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(a)(c)(j)
..................... EUR 2,400 2,955,301
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(a)(c)(j)
..................... 600 708,573
(1-day SOFR + 1.30%), 4.95%, 08/04/31
(a)
. USD 1,885 1,888,121
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(a)(c)(j)
..................... EUR 2,600 3,127,048
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 714 729,646
Goldman Sachs Group, Inc. (The)
Series U, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.92%),
3.65%
(a)(j)
...................... 357 349,288

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Series V, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
4.13%
(a)(j)
...................... USD 332 $ 324,959
(3-mo. CME Term SOFR + 1.42%), 3.81%,
04/23/29
(a)
..................... 313 307,219
(1-day SOFR + 1.77%), 6.48%, 10/24/29
(a)
. 5,299 5,602,112
2.60%, 02/07/30 ................... 2,180 2,013,839
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85%
(a)(j)
... 450 459,567
(1-day SOFR + 1.27%), 5.73%, 04/25/30
(a)
. 3,013 3,128,430
(1-day SOFR + 1.58%), 5.22%, 04/23/31
(a)
. 3,410 3,486,838
(1-day SOFR + 1.28%), 2.62%, 04/22/32
(a)
. 402 357,858
(1-day SOFR + 1.25%), 2.38%, 07/21/32
(a)
. 431 376,504
(1-day SOFR + 1.26%), 2.65%, 10/21/32
(a)
. 575 506,466
Series Y, (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13%
(a)(j)
...................... 1,484 1,467,469
(1-day SOFR + 1.42%), 5.02%, 10/23/35
(a)
. 1,330 1,311,808
(1-day SOFR + 1.38%), 5.54%, 01/28/36
(a)
. 544 556,168
Golub Capital Private Credit Fund, 5.45%,
08/15/28
(b)
....................... 100 99,618
HAT Holdings I LLC
(b)
3.38%, 06/15/26 ................... 44 43,161
8.00%, 06/15/27 ................... 164 169,857
Intercontinental Exchange, Inc.
1.85%, 09/15/32 ................... 449 372,192
4.60%, 03/15/33 ................... 384 378,945
Jane Street Group
(b)
6.13%, 11/01/32 ................... 119 118,068
6.75%, 05/01/33 ................... 206 210,816
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(l)
........................ 530 628,580
Macquarie Bank Ltd., 4.33%, 06/12/28
(b)
..... 2,368 2,368,088
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 666 643,150
Morgan Stanley
(a)
(1-day SOFR + 1.01%), 5.65%, 04/13/28 .. 3,668 3,736,509
3.59%, 07/22/28 ................... 1,430 1,405,454
(3-mo. CME Term SOFR + 1.40%), 3.77%,
01/24/29 ...................... 250 245,837
(1-day SOFR + 1.38%), 4.99%, 04/12/29 .. 1,185 1,199,612
(1-day SOFR + 1.59%), 5.16%, 04/20/29 .. 5,644 5,734,998
(3-mo. CME Term SOFR + 1.89%), 4.43%,
01/23/30 ...................... 1,042 1,038,755
(1-day SOFR + 1.26%), 5.66%, 04/18/30 .. 1,993 2,065,208
(1-day SOFR + 1.22%), 5.04%, 07/19/30 .. 4,419 4,495,179
(1-day SOFR + 1.10%), 4.65%, 10/18/30 .. 6,313 6,325,615
(1-day SOFR + 1.11%), 5.23%, 01/15/31 .. 1,745 1,787,523
(1-day SOFR + 1.14%), 2.70%, 01/22/31 .. 227 209,198
(1-day SOFR + 1.51%), 5.19%, 04/17/31 .. 2,484 2,537,413
(1-day SOFR + 1.42%), 5.59%, 01/18/36 .. 1,505 1,544,664
(1-day SOFR + 1.36%), 2.48%, 09/16/36 .. 570 485,862
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.80%), 5.94%,
02/07/39 ...................... 127 131,134
Nasdaq, Inc., 5.55%, 02/15/34 ............ 292 302,951
Osaic Holdings, Inc.
(b)
6.75%, 08/01/32 ................... 195 197,352
8.00%, 08/01/33 ................... 327 332,300
S&P Global, Inc.
2.50%, 12/01/29 ................... 297 275,660
1.25%, 08/15/30 ................... 160 137,684
SURA Asset Management SA, 6.35%, 05/13/32
(b)
820 857,228
UBS AG, 7.50%, 02/15/28 ............... 674 724,036
Security
Par (000)
Par (000) Value
Capital Markets (continued)
UBS Group AG
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.10%), 3.88%
(b)(j)
... USD 1,100 $ 1,081,620
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.86%), 5.13%
(c)(j)
... 2,050 2,043,132
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.55%), 5.71%,
01/12/27
(b)
..................... 804 807,364
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.40%), 4.88%
(b)(j)
... 200 196,198
(1-day SOFR + 3.70%), 6.44%, 08/11/28
(b)
. 2,930 3,032,396
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25%
(b)(j)
... 735 806,685
(3-mo. SOFR + 1.67%), 3.87%, 01/12/29
(b)
. 1,000 983,920
(USISSO05 + 3.63%), 6.85%
(b)(j)
........ 2,450 2,504,944
(USISSO05 + 3.08%), 7.00%
(b)(j)
........ 1,455 1,484,152
(USISSO05 + 3.12%), 6.60%
(b)(j)
........ 410 410,000
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.31%), 4.38%
(c)(j)
... 3,145 2,818,719
(USISSO05 + 4.16%), 7.75%
(b)(j)
........ 794 846,360
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(b)(j)
... 4,081 4,783,761
(USISSO05 + 3.18%), 7.13%
(b)(j)
........ 2,006 2,031,743
(USISSO05 + 3.30%), 7.00%
(b)(j)
........ 1,745 1,745,000
(1-day SOFR + 1.76%), 5.58%, 05/09/36
(b)
. 1,050 1,069,425
134,103,647
Chemicals — 0.4%
Avient Corp., 6.25%, 11/01/31
(b)
........... 164 164,583
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
.................. 622 646,840
Axalta Coating Systems LLC, 3.38%, 02/15/29
(b)
150 140,613
Celanese US Holdings LLC
6.50%, 04/15/30 ................... 35 35,394
6.75%, 04/15/33 ................... 204 205,751
Chemours Co. (The)
5.38%, 05/15/27 ................... 1,037 1,015,886
5.75%, 11/15/28
(b)
.................. 516 473,910
8.00%, 01/15/33
(b)
.................. 178 165,579
DuPont de Nemours, Inc., 4.73%, 11/15/28 ... 2,666 2,697,526
Ecolab, Inc., 4.30%, 06/15/28 ............ 385 385,776
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.... 1,535 1,478,740
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
....................... EUR 875 1,007,444
FMC Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.37%),
8.45%, 11/01/55
(a)
.................. USD 1,520 1,571,425
Herens Holdco SARL, 4.75%, 05/15/28
(b)
..... 977 851,749
Herens Midco SARL, 5.25%, 05/15/29
(c)
...... EUR 333 267,439
INEOS Finance plc, 6.38%, 04/15/29
(c)
...... 1,996 2,282,524
INEOS Quattro Finance 2 plc, 8.50%, 03/15/29
(c)
1,142 1,317,808
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(c)
....................... 280 311,337
Ingevity Corp., 3.88%, 11/01/28
(b)
.......... USD 204 194,126
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
906 895,275
Itelyum Regeneration Spa, 5.75%, 04/15/30
(c)
.. EUR 544 636,681
Kobe U.S. Midco 2, Inc., 9.25%, (9.25% Cash or
10.00% PIK), 11/01/26
(b)(i)
............. USD 561 488,166
Kronos International, Inc.
9.50%, 03/15/29
(c)
.................. EUR 1,996 2,438,904
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 848 393,943
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
...... USD 160 144,290
Maxam Prill Sarl, 6.00%, 07/15/30
(c)
........ EUR 1,916 2,178,831
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
....................... USD 220 218,074
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 720 708,790

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Nutrien Ltd., 4.20%, 04/01/29 ............. USD 132 $ 130,407
Olympus Water US Holding Corp.
9.63%, 11/15/28
(c)
.................. EUR 2,944 3,536,714
9.75%, 11/15/28
(b)
.................. USD 1,866 1,956,174
5.38%, 10/01/29
(c)
.................. EUR 1,072 1,135,480
6.25%, 10/01/29
(b)
.................. USD 400 383,166
7.25%, 06/15/31
(b)
.................. 1,384 1,413,410
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
....................... 700 715,876
Sasol Financing USA LLC, 6.50%, 09/27/28 ... 941 905,948
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
6.55%, 11/01/26
(a)
................ EUR 584 669,737
9.50%, 07/15/28 ................... 982 1,176,825
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ................... USD 355 324,069
4.38%, 02/01/32 ................... 79 71,778
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
....................... 1,181 1,148,081
Synthomer plc, 7.38%, 05/02/29
(c)
.......... EUR 1,660 1,752,722
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................... USD 193 191,912
5.63%, 08/15/29 ................... 2,506 2,310,342
7.38%, 03/01/31 ................... 972 1,000,476
42,140,521
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
.. 322 306,002
Allied Universal Holdco LLC
4.63%, 06/01/28
(b)
.................. 1,961 1,905,278
4.88%, 06/01/28
(c)
.................. GBP 1,433 1,840,726
6.00%, 06/01/29
(b)
.................. USD 1,734 1,687,644
6.88%, 06/15/30
(b)
.................. 1,227 1,256,161
7.88%, 02/15/31
(b)
.................. 5,022 5,266,255
Amber Finco plc, 6.63%, 07/15/29
(c)
........ EUR 1,127 1,359,759
APCOA Group GmbH, 6.00%, 04/15/31
(c)
..... 1,755 2,036,934
APi Group DE, Inc.
(b)
4.13%, 07/15/29 ................... USD 234 222,305
4.75%, 10/15/29 ................... 141 135,817
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 248 245,554
Arena Luxembourg Finance Sarl, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.82%,
05/01/30
(a)(c)
...................... EUR 463 531,002
Brink's Co. (The)
(b)
6.50%, 06/15/29 ................... USD 173 177,238
6.75%, 06/15/32 ................... 727 748,813
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 64 65,347
Currenta Group Holdings SARL
(c)
5.50%, 05/15/30 ................... EUR 979 1,147,426
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.14%, 05/15/32
(a)
................ 623 716,475
Deluxe Corp., 8.13%, 09/15/29
(b)
.......... USD 133 136,922
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................... 302 299,315
7.75%, 02/15/28 ................... 430 442,828
6.00%, 06/01/29 ................... 104 102,010
8.25%, 08/01/32 ................... 593 611,416
8.38%, 11/15/32 ................... 3,390 3,491,975
GFL Environmental, Inc.
(b)
4.00%, 08/01/28 ................... 100 96,920
4.75%, 06/15/29 ................... 48 46,931
4.38%, 08/15/29 ................... 550 532,452
6.75%, 01/15/31 ................... 254 263,230
Luna 2 5SARL, 5.50%, 07/01/32
(c)
......... EUR 438 516,715
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 991 964,805
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
....................... USD 320 $ 319,977
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
....................... 462 466,632
Republic Services, Inc., 4.88%, 04/01/29 ..... 1,803 1,837,105
Reworld Holding Corp.
4.88%, 12/01/29
(b)
.................. 313 298,919
5.00%, 09/01/30 ................... 153 144,951
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 629 642,693
Techem Verwaltungsgesellschaft 675 mbH,
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
4.96%, 07/15/32
(a)(c)
................. EUR 206 235,522
Verisure Holding AB
(c)
9.25%, 10/15/27 ................... 1,305 1,546,395
7.13%, 02/01/28 ................... 568 670,742
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 177 191,846
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 1,614 1,674,627
Williams Scotsman, Inc.
(b)
6.63%, 06/15/29 ................... 812 832,148
6.63%, 04/15/30 ................... 348 358,823
7.38%, 10/01/31 ................... 255 266,200
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
.... 1,451 1,499,120
38,139,955
Communications Equipment — 0.1%
CommScope LLC
(b)
4.75%, 09/01/29 ................... 1,402 1,361,412
9.50%, 12/15/31 ................... 342 360,148
Motorola Solutions, Inc.
4.60%, 05/23/29 ................... 739 740,981
2.75%, 05/24/31 ................... 2,521 2,263,591
5.20%, 08/15/32 ................... 2,769 2,806,197
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
...... 174 160,914
7,693,243
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
.............. 1,071 1,079,707
Aeropuertos Dominicanos Siglo XXI SA, 7.00%,
06/30/34
(b)
....................... 293 302,186
Arcosa, Inc.
(b)
4.38%, 04/15/29 ................... 938 904,837
6.88%, 08/15/32 ................... 32 33,058
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
....................... 1,476 1,339,696
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c)(e)(f)(k)
............... CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... USD 318 308,234
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
. GBP 1,411 1,851,697
Heathrow Finance plc
(c)
3.88%, 03/01/27
(d)
.................. 1,745 2,248,788
6.63%, 03/01/31 ................... 821 1,084,691
Pike Corp., 8.63%, 01/31/31
(b)
............ USD 168 180,657
9,333,551
Construction Materials — 0.0%
Cemex SAB de CV , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a)(b)(j)
................. 1,475 1,503,762
Consumer Finance — 0.5%
Ally Financial, Inc.
(a)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.87%),
4.70%
(j)
....................... 676 656,212
(SOFR Index + 1.96%), 5.74%, 05/15/29 .. 625 636,530
(1-day SOFR + 2.82%), 6.85%, 01/03/30 .. 950 1,001,556
(SOFR Index + 1.73%), 5.54%, 01/17/31 .. 4,418 4,476,446

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(1-day SOFR + 1.78%), 5.55%, 07/31/33 .. USD 2,695 $ 2,698,737
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65%,
01/17/40 ...................... 209 207,461
American Express Co.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.85%), 3.55%
(j)
.... 683 667,552
(1-day SOFR + 1.22%), 4.92%, 07/20/33 .. 1,110 1,113,577
(1-day SOFR + 1.42%), 5.28%, 07/26/35 .. 1,135 1,150,309
Azorra Finance Ltd.
(b)
7.75%, 04/15/30 ................... 176 183,260
7.25%, 01/15/31 ................... 177 180,652
Bread Financial Holdings, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a)(b)
.... 46 47,515
Capital One Financial Corp.
(a)
Series M, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.16%),
3.95%
(j)
....................... 293 285,864
(1-day SOFR + 2.04%), 6.18%, 01/30/36 .. 890 913,680
Ford Motor Credit Co. LLC
3.38%, 11/13/25 ................... 1,456 1,448,756
7.35%, 11/04/27 ................... 364 377,071
6.80%, 05/12/28 ................... 3,329 3,435,863
5.30%, 09/06/29 ................... 3,905 3,833,737
7.35%, 03/06/30 ................... 1,710 1,806,423
7.20%, 06/10/30 ................... 1,045 1,099,428
4.00%, 11/13/30 ................... 1,895 1,739,367
6.05%, 03/05/31 ................... 1,064 1,066,936
3.63%, 06/17/31 ................... 3,279 2,913,507
6.53%, 03/19/32 ................... 1,390 1,415,070
General Motors Financial Co., Inc., 4.90%,
10/06/29 ........................ 3,814 3,807,849
GGAM Finance Ltd.
(b)
7.75%, 05/15/26 ................... 101 101,675
8.00%, 02/15/27 ................... 118 121,510
8.00%, 06/15/28 ................... 239 252,813
6.88%, 04/15/29 ................... 818 842,713
5.88%, 03/15/30 ................... 229 229,859
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
....................... 418 430,540
Navient Corp.
9.38%, 07/25/30 ................... 111 121,302
7.88%, 06/15/32 ................... 342 356,098
OneMain Finance Corp.
6.63%, 01/15/28 ................... 127 130,044
6.63%, 05/15/29 ................... 854 872,180
5.38%, 11/15/29 ................... 280 274,552
7.88%, 03/15/30 ................... 188 197,900
6.13%, 05/15/30 ................... 503 503,845
4.00%, 09/15/30 ................... 119 109,052
7.50%, 05/15/31 ................... 89 92,753
7.13%, 11/15/31 ................... 110 113,556
6.75%, 03/15/32 ................... 1,063 1,078,617
7.13%, 09/15/32 ................... 339 349,388
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
673 705,174
Synchrony Financial
(1-day SOFR + 1.40%), 5.02%, 07/29/29
(a)
. 530 529,690
7.25%, 02/02/33 ................... 1,669 1,753,916
Toyota Motor Credit Corp.
4.55%, 08/09/29 ................... 256 257,664
3.38%, 04/01/30 ................... 180 171,985
Volkswagen International Finance NV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 200 234,830
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
(EUAMDB08 + 3.49%), 5.99% ......... EUR 600 $ 705,144
47,700,158
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc., 6.25%, 03/15/33
(b)
..... USD 684 697,185
Bellis Acquisition Co. plc
(c)
8.13%, 05/14/30 ................... GBP 2,314 2,907,005
8.00%, 07/01/31 ................... EUR 255 293,558
Boots Group Finco LP
5.38%, 08/31/32
(b)
.................. 565 660,092
5.38%, 08/31/32
(c)
.................. 566 661,260
7.38%, 08/31/32
(b)
.................. GBP 245 329,626
7.38%, 08/31/32
(c)
.................. 282 379,406
Cencosud SA, 4.38%, 07/17/27
(c)
.......... USD 1,272 1,260,616
ELO SACA
(c)
2.88%, 01/29/26 ................... EUR 1,600 1,816,790
3.25%, 07/23/27 ................... 1,200 1,349,710
5.88%, 04/17/28 ................... 300 352,240
4.88%, 12/08/28 ................... 700 805,912
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 179 186,806
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... EUR 1,215 1,383,743
Ocado Group plc, 11.00%, 06/15/30
(c)
....... GBP 830 1,122,269
Performance Food Group, Inc., 6.13%,
09/15/32
(b)
....................... USD 1,044 1,060,168
Target Corp., 5.25%, 02/15/36 ............ 701 708,288
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
.. 293 291,762
US Foods, Inc.
(b)
4.75%, 02/15/29 ................... 135 132,211
7.25%, 01/15/32 ................... 148 154,195
16,552,842
Containers & Packaging — 0.3%
Amcor Flexibles North America, Inc., 5.50%,
03/17/35
(b)
....................... 2,205 2,243,465
Ardagh Metal Packaging Finance USA LLC
(b)
6.00%, 06/15/27 ................... 1,015 1,015,894
3.25%, 09/01/28 ................... 200 188,574
4.00%, 09/01/29 ................... 2,351 2,141,404
Ardagh Packaging Finance plc
2.13%, 08/15/26
(c)
.................. EUR 2,414 2,746,780
4.13%, 08/15/26
(b)
.................. USD 1,200 1,185,000
Ball Corp., 4.25%, 07/01/32 .............. EUR 225 262,243
Berry Global, Inc., 5.80%, 06/15/31 ......... USD 4,019 4,214,693
Clydesdale Acquisition Holdings, Inc.
(b)
6.63%, 04/15/29 ................... 460 465,454
6.88%, 01/15/30 ................... 1,263 1,291,582
8.75%, 04/15/30 ................... 492 502,124
6.75%, 04/15/32 ................... 1,449 1,484,225
Crown Americas LLC, 5.88%, 06/01/33
(b)
..... 847 848,574
Fiber Midco SpA
10.00%, 06/15/29
(c)
................. EUR 770 802,055
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
..... USD 665 589,755
Kleopatra Finco SARL
(c)
4.25%, 03/01/26 ................... EUR 2,559 2,687,799
9.00%, 09/01/29
(a)
.................. 1,033 888,616
LABL, Inc.
(b)
5.88%, 11/01/28 ................... USD 430 381,462
9.50%, 11/01/28 ................... 432 403,116
8.63%, 10/01/31 ................... 339 281,575
Mauser Packaging Solutions Holding Co.
(b)
7.88%, 04/15/27 ................... 6,308 6,363,044
9.25%, 04/15/27 ................... 230 227,641
OI European Group BV
(c)
6.25%, 05/15/28 ................... EUR 928 1,094,901
5.25%, 06/01/29 ................... 866 1,024,714

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................... USD 83 $ 80,584
5.00%, 04/15/29 ................... 119 117,379
6.50%, 07/15/32 ................... 478 492,310
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
. 239 255,681
Trivium Packaging Finance BV
6.63%, 07/15/30
(b)
.................. EUR 130 154,783
6.63%, 07/15/30
(c)
.................. 283 336,950
8.25%, 07/15/30
(b)
.................. USD 200 210,608
12.25%, 01/15/31
(b)
................. 200 209,999
35,192,984
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ................ 105 98,959
Gates Corp., 6.88%, 07/01/29 ............ 327 336,509
Resideo Funding, Inc.
4.00%, 09/01/29 ................... 190 177,700
6.50%, 07/15/32 ................... 408 413,892
1,027,060
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(b)
.... 1,163 1,173,915
Multiversity SpA , (3-mo. EURIBOR at 4.25%
Floor + 4.25%), 6.27%, 10/30/28
(a)(c)
...... EUR 600 688,026
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27%, 05/17/31
(a)
................ 1,315 1,513,182
7.13%, 05/17/31 ................... 819 1,011,657
President and Fellows of Harvard College,
4.89%, 03/15/30 ................... USD 1,710 1,750,631
Service Corp. International
4.00%, 05/15/31 ................... 419 388,682
5.75%, 10/15/32 ................... 1,665 1,668,946
Sotheby's
(b)
7.38%, 10/15/27 ................... 794 777,997
5.88%, 06/01/29 ................... 400 359,803
Trustees of Princeton University (The), 4.65%,
07/01/30 ........................ 725 735,831
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 1,000 1,049,971
Yale University, Series 2025, 4.70%, 04/15/32 . 565 569,368
11,688,009
Diversified REITs — 0.1%
Digital Realty Trust LP, 1.88%, 11/15/29
(b)(l)
.... 89 93,815
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 293 279,259
GLP Capital LP
5.75%, 06/01/28 ................... 67 68,449
4.00%, 01/15/30 ................... 354 338,592
3.25%, 01/15/32 ................... 754 666,963
6.75%, 12/01/33 ................... 362 387,766
5.63%, 09/15/34 ................... 969 967,741
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
............... 570 543,951
Trust Fibra Uno, 7.70%, 01/23/32
(c)
......... 580 611,726
Uniti Group LP, 10.50%, 02/15/28
(b)
......... 2,716 2,870,483
VICI Properties LP
4.63%, 12/01/29
(b)
.................. 1,263 1,237,727
4.95%, 02/15/30 ................... 843 846,565
4.13%, 08/15/30
(b)
.................. 4,674 4,465,746
13,378,783
Diversified Telecommunication Services — 0.6%
Altice Financing SA
3.00%, 01/15/28
(c)
.................. EUR 739 656,849
5.00%, 01/15/28
(b)
.................. USD 200 160,292
5.75%, 08/15/29
(b)
.................. 400 306,352
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Altice France SA
3.38%, 01/15/28
(c)
.................. EUR 1,357 $ 1,353,871
5.50%, 01/15/28
(b)
.................. USD 935 830,981
4.13%, 01/15/29
(c)
.................. EUR 346 347,705
5.13%, 01/15/29
(b)
.................. USD 539 464,887
5.13%, 07/15/29
(b)
.................. 1,284 1,110,660
4.25%, 10/15/29
(c)
.................. EUR 353 353,475
5.50%, 10/15/29
(b)
.................. USD 976 846,351
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c)(e)(k)
1,000 7,584
British Telecommunications plc , (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a)(c)
........... GBP 1,726 2,455,516
CCO Holdings LLC
5.38%, 06/01/29
(b)
.................. USD 693 680,651
6.38%, 09/01/29
(b)
.................. 553 558,083
4.75%, 03/01/30
(b)
.................. 936 889,381
4.50%, 08/15/30
(b)
.................. 810 757,852
4.25%, 02/01/31
(b)
.................. 213 194,555
7.38%, 03/01/31
(b)
.................. 2,543 2,614,331
4.75%, 02/01/32
(b)
.................. 202 186,721
4.50%, 05/01/32 ................... 41 37,202
4.50%, 06/01/33
(b)
.................. 59 52,377
4.25%, 01/15/34
(b)
.................. 2,197 1,893,050
Digi Romania SA, 3.25%, 02/05/28
(c)
........ EUR 1,100 1,234,921
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... 1,869 2,163,287
Fibercop SpA
4.75%, 06/30/30
(c)
.................. 1,181 1,372,050
5.13%, 06/30/32
(c)
.................. 262 303,130
Series 2033, 6.38%, 11/15/33
(b)
......... USD 222 215,049
Series 2034, 6.00%, 09/30/34
(b)
......... 200 188,910
Frontier Communications Holdings LLC
5.88%, 10/15/27
(b)
.................. 361 361,066
5.00%, 05/01/28
(b)
.................. 538 537,323
6.75%, 05/01/29
(b)
.................. 128 129,224
5.88%, 11/01/29 ................... 309 311,325
6.00%, 01/15/30
(b)
.................. 264 267,139
8.75%, 05/15/30
(b)
.................. 1,234 1,291,471
8.63%, 03/15/31
(b)
.................. 496 525,461
Iliad Holding SASU
7.00%, 10/15/28
(b)
.................. 369 374,533
5.38%, 04/15/30
(c)
.................. EUR 1,409 1,663,885
6.88%, 04/15/31
(c)
.................. 2,722 3,339,981
8.50%, 04/15/31
(b)
.................. USD 1,153 1,236,801
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. EUR 766 887,165
Level 3 Financing, Inc.
(b)
3.63%, 01/15/29 ................... USD 96 81,600
4.88%, 06/15/29 ................... 1,193 1,118,345
11.00%, 11/15/29 .................. 3,850 4,365,503
4.50%, 04/01/30 ................... 457 411,421
3.88%, 10/15/30 ................... 162 138,486
10.75%, 12/15/30 .................. 641 721,703
4.00%, 04/15/31 ................... 23 20,109
10.00%, 10/15/32 .................. 220 220,988
6.88%, 06/30/33 ................... 3,342 3,386,630
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 4,589 5,470,860
Lumen Technologies, Inc.
(b)
4.13%, 04/15/29 ................... USD 397 386,954
4.13%, 04/15/30 ................... 397 387,038
10.00%, 10/15/32 .................. 396 400,352
Sable International Finance Ltd., 7.13%,
10/15/32
(b)
....................... 746 745,575
Sprint Capital Corp., 6.88%, 11/15/28 ....... 3,147 3,364,447
TalkTalk Telecom Group Ltd., 8.25%, (8.25%
Cash or 8.75% PIK), 09/01/27
(c)(i)
........ GBP 629 570,909
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... USD 597 613,418

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Telecom Italia Capital SA, 7.72%, 06/04/38 ... USD 568 $ 611,916
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
... 520 468,745
Virgin Media Secured Finance plc
5.25%, 05/15/29
(c)
.................. GBP 361 462,512
5.50%, 05/15/29
(b)
.................. USD 400 391,020
4.13%, 08/15/30
(c)
.................. GBP 1,242 1,484,506
4.50%, 08/15/30
(b)
.................. USD 258 239,903
Windstream Services LLC, 8.25%, 10/01/31
(b)
.. 3,071 3,214,999
Zayo Group Holdings, Inc.
(b)
4.00%, 03/01/27 ................... 2,233 2,121,069
6.13%, 03/01/28 ................... 228 206,031
64,766,486
Electric Utilities — 0.7%
AEP Transmission Co. LLC, 5.38%, 06/15/35 .. 310 315,063
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
....................... 584 531,093
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 309 316,207
Baltimore Gas & Electric Co., 5.30%, 06/01/34 . 125 127,525
California Buyer Ltd.
5.63%, 02/15/32
(c)
.................. EUR 1,754 2,093,281
6.38%, 02/15/32
(b)
.................. USD 236 238,387
CenterPoint Energy Houston Electric LLC,
5.05%, 03/01/35 ................... 535 532,219
ContourGlobal Power Holdings SA
5.00%, 02/28/30
(c)
.................. EUR 875 1,021,017
6.75%, 02/28/30
(b)
.................. USD 648 664,200
DTE Electric Co.
5.20%, 03/01/34 ................... 208 212,402
Series A, 6.63%, 06/01/36 ............. 115 127,267
Duke Energy Carolinas LLC
2.55%, 04/15/31 ................... 773 694,083
6.45%, 10/15/32 ................... 244 265,489
4.95%, 01/15/33 ................... 434 439,565
Duke Energy Corp. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 139 143,117
Duke Energy Florida LLC, 2.40%, 12/15/31 ... 431 379,426
Duke Energy Progress LLC
3.40%, 04/01/32 ................... 934 866,398
5.70%, 04/01/35 ................... 30 31,242
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(a)(c)
........... EUR 2,700 3,186,557
Enel SpA, (5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25%
(a)(c)(j)
................. 888 1,036,154
Eversource Energy
2.90%, 03/01/27 ................... USD 1,695 1,650,927
5.95%, 02/01/29 ................... 881 917,864
Exelon Corp., 4.05%, 04/15/30 ............ 135 132,437
FirstEnergy Corp.
Series B, 3.90%, 07/15/27
(d)
........... 3,905 3,856,541
2.65%, 03/01/30 ................... 2,833 2,598,500
FirstEnergy Transmission LLC, 5.00%, 01/15/35 807 797,883
Florida Power & Light Co.
4.80%, 05/15/33 ................... 144 143,769
4.95%, 06/01/35 ................... 140 139,688
Georgia Power Co.
4.55%, 03/15/30 ................... 2,856 2,872,301
4.70%, 05/15/32 ................... 1,523 1,524,467
5.25%, 03/15/34 ................... 168 170,806
Interstate Power & Light Co.
5.70%, 10/15/33 ................... 136 140,878
4.95%, 09/30/34 ................... 882 862,714
MidAmerican Energy Co.
5.35%, 01/15/34 ................... 143 147,249
5.75%, 11/01/35 ................... 80 84,387
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Minejesa Capital BV, 5.63%, 08/10/37
(b)
...... USD 511 $ 500,014
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/27 ................... 895 899,392
2.75%, 11/01/29 ................... 794 740,234
2.44%, 01/15/32 ................... 571 494,048
5.05%, 02/28/33 ................... 74 74,363
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... 172 179,461
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38%,
08/15/55
(a)
..................... 295 302,662
NRG Energy, Inc.
(b)
2.45%, 12/02/27 ................... 1,452 1,375,829
5.75%, 07/15/29 ................... 764 757,227
6.00%, 02/01/33 ................... 1,182 1,185,207
6.25%, 11/01/34 ................... 1,449 1,468,215
Ohio Power Co.
Series Q, 1.63%, 01/15/31 ............ 797 676,749
5.00%, 06/01/33 ................... 308 306,250
5.65%, 06/01/34 ................... 302 310,324
Series F, 5.85%, 10/01/35 ............. 129 132,028
Pacific Gas & Electric Co.
3.30%, 03/15/27 ................... 1,617 1,579,766
4.55%, 07/01/30 ................... 5,838 5,724,857
2.50%, 02/01/31 ................... 2,526 2,205,328
3.25%, 06/01/31 ................... 999 902,646
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
89 86,284
PECO Energy Co., 4.90%, 06/15/33 ........ 537 542,656
PG&E Corp.
5.25%, 07/01/30 ................... 523 501,664
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38%,
03/15/55
(a)
..................... 1,102 1,063,411
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 1,300 1,325,211
PPL Capital Funding, Inc., 5.25%, 09/01/34 ... 581 585,939
Public Service Electric & Gas Co.
1.90%, 08/15/31 ................... 427 367,352
3.10%, 03/15/32 ................... 179 163,372
4.90%, 12/15/32 ................... 824 832,770
Series Q, 5.05%, 03/01/35 ............ 1,120 1,126,567
Southern California Edison Co.
Series G, 2.50%, 06/01/31 ............ 1,010 878,345
2.75%, 02/01/32 ................... 2,435 2,110,611
5.45%, 03/01/35 ................... 661 658,403
Southern Co. (The)
5.20%, 06/15/33 ................... 1,624 1,651,665
4.85%, 03/15/35 ................... 1,475 1,435,964
System Energy Resources, Inc., 5.30%, 12/15/34 573 563,662
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%), 4.75%
(a)
(c)(j)
............................. EUR 1,109 1,316,355
Trans-Allegheny Interstate Line Co., 5.00%,
01/15/31
(b)
....................... USD 1,840 1,863,919
Vistra Operations Co. LLC
(b)
4.38%, 05/01/29 ................... 5,347 5,181,278
7.75%, 10/15/31 ................... 350 370,437
6.88%, 04/15/32 ................... 777 807,340
Wisconsin Electric Power Co., 4.60%, 10/01/34 2,305 2,258,788
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
.................. 1,126 1,181,060
75,948,756

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electrical Equipment — 0.0%
Prysmian SpA , (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a)(c)(j)
............ EUR 1,550 $ 1,841,836
Vertiv Group Corp., 4.13%, 11/15/28
(b)
....... USD 406 394,833
2,236,669
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 4.38%, 06/12/28 ......... 2,363 2,368,518
Coherent Corp., 5.00%, 12/15/29
(b)
......... 432 422,794
Insight Enterprises, Inc., 6.63%, 05/15/32
(b)
... 162 165,665
Sensata Technologies, Inc.
(b)
4.38%, 02/15/30 ................... 868 830,592
3.75%, 02/15/31 ................... 313 285,580
6.63%, 07/15/32 ................... 1,264 1,291,550
Zebra Technologies Corp., 6.50%, 06/01/32
(b)
.. 128 131,197
5,495,896
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88%, 04/01/27 ................... 151 151,082
6.25%, 04/01/28 ................... 456 455,974
6.63%, 09/01/32 ................... 1,150 1,167,050
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. 210 218,871
Enerflex Ltd., 9.00%, 10/15/27
(b)
........... 170 175,061
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
.. 855 875,641
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 399 402,692
Noble Finance II LLC, 8.00%, 04/15/30
(b)
..... 183 186,654
Oceaneering International, Inc., 6.00%, 02/01/28 360 362,091
OEG Finance plc
7.25%, 09/27/29
(c)
.................. EUR 1,875 2,234,377
Star Holding LLC, 8.75%, 08/01/31
(b)
........ USD 272 266,539
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 320 335,614
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
....................... 107 109,415
Transocean, Inc.
(b)
8.00%, 02/01/27 ................... 538 534,002
8.25%, 05/15/29 ................... 203 191,715
8.75%, 02/15/30 ................... 22 23,224
8.50%, 05/15/31 ................... 329 302,274
USA Compression Partners LP, 7.13%,
03/15/29
(b)
....................... 566 578,595
Valaris Ltd., 8.38%, 04/30/30
(b)
............ 562 580,484
Vallourec SACA, 7.50%, 04/15/32
(b)
........ 950 1,005,749
Weatherford International Ltd., 8.63%, 04/30/30
(b)
704 723,228
10,880,332
Entertainment — 0.1%
Banijay Entertainment SAS, 8.13%, 05/01/29
(b)
. 200 207,404
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
...... 83 85,705
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
....................... 132 129,959
Netflix, Inc., 5.38%, 11/15/29
(b)
............ 388 402,796
Odeon Finco plc, 12.75%, 11/01/27
(b)
....... 342 356,393
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 1,928 2,558,878
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 154 140,816
Starz Capital Holdings 1, Inc., 5.50%, 04/15/29
(b)
648 604,260
Warnermedia Holdings, Inc.
3.76%, 03/15/27 ................... 2,010 1,970,825
5.05%, 03/15/42 ................... 1,822 1,217,916
7,674,952
Financial Services — 0.7%
Apollo Global Management, Inc. , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 375 367,840
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 3,020 2,993,912
Block, Inc.
2.75%, 06/01/26 ................... 102 100,026
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.50%, 05/15/32 ................... USD 3,341 $ 3,428,494
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ........................ 62 63,493
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
954 1,008,675
Bracken MidCo1 plc, 6.75%, (6.75 % Cash or
7.50% PIK), 11/01/27
(c)(i)
.............. GBP 946 1,245,060
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 260 259,584
Deutsche Pfandbriefbank AG, (5-Year EURIBOR
ICE Swap Rate + 4.86%), 7.13%, 10/04/35
(a)(c)
EUR 700 813,516
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.13%, 04/15/38
(a)(c)
.......... 300 343,471
Fidelity National Information Services, Inc.,
5.10%, 07/15/32 ................... USD 1,595 1,617,958
Fiserv, Inc.
5.60%, 03/02/33 ................... 400 411,147
5.63%, 08/21/33 ................... 742 764,537
5.45%, 03/15/34 ................... 191 193,882
5.15%, 08/12/34 ................... 174 172,856
Freedom Mortgage Holdings LLC
(b)
9.25%, 02/01/29 ................... 240 250,149
9.13%, 05/15/31 ................... 585 608,116
8.38%, 04/01/32 ................... 221 226,033
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 1,073 1,255,647
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(c)(i)
....... 183 39,098
Global Payments, Inc.
2.15%, 01/15/27 ................... USD 130 125,582
3.20%, 08/15/29 ................... 208 195,562
5.30%, 08/15/29 ................... 91 92,260
2.90%, 11/15/31 ................... 265 232,645
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 ................... 197 195,197
Intrum Investments And Financing AB
(c)
7.75%, 09/11/27 ................... EUR 432 461,581
8.00%, 09/11/27 ................... 802 935,357
7.75%, 09/11/28
(b)
.................. 540 557,792
8.50%, 09/11/29 ................... 540 551,629
8.50%, 09/11/30
(b)
.................. 648 652,709
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
.... USD 633 610,431
Midcap Financial Issuer Trust
(b)
6.50%, 05/01/28 ................... 688 682,069
5.63%, 01/15/30 ................... 600 562,128
Midnights SPV SRL, (3-mo. EURIBOR + 3.15%),
6.73%, 08/22/26
(a)(c)(f)
................ EUR 4,001 4,558,564
Nationstar Mortgage Holdings, Inc.
(b)
6.50%, 08/01/29 ................... USD 558 570,728
5.13%, 12/15/30 ................... 185 184,648
5.75%, 11/15/31 ................... 165 166,833
7.13%, 02/01/32 ................... 1,545 1,613,362
Nationwide Building Society
(a)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75%
(c)(j)
... GBP
3,852
5,063,031
(1-day SOFR + 1.06%), 4.65%, 07/14/29
(b)
. USD 2,400 2,400,741
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(c)(j)
... GBP 2,706 3,639,613
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.59%), 7.88%
(c)(j)
... 425 578,469
NTT Finance Corp.
(b)
4.57%, 07/16/27 ................... USD 1,430 1,431,266
4.62%, 07/16/28 ................... 735 736,552
4.88%, 07/16/30 ................... 1,010 1,015,715
5.17%, 07/16/32 ................... 1,065 1,074,193

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
PennyMac Financial Services, Inc.
(b)
7.88%, 12/15/29 ................... USD 796 $ 840,084
7.13%, 11/15/30 ................... 251 258,730
6.88%, 05/15/32 ................... 525 534,893
6.88%, 02/15/33 ................... 223 227,284
ProGroup AG
(c)
5.13%, 04/15/29 ................... EUR 668 767,040
5.38%, 04/15/31 ................... 704 791,354
Rocket Cos., Inc.
(b)
6.13%, 08/01/30 ................... USD 1,869 1,895,077
6.38%, 08/01/33 ................... 1,542 1,572,814
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ................... 733 714,726
3.88%, 03/01/31 ................... 54 49,811
4.00%, 10/15/33 ................... 369 326,465
Shift4 Payments LLC
6.75%, 08/15/32
(b)
.................. 1,264 1,305,706
5.50%, 05/15/33
(c)
.................. EUR 981 1,167,428
5.50%, 05/15/33
(b)
.................. 415 493,866
Stena International SA
7.25%, 01/15/31
(b)
.................. USD 2,337 2,374,801
7.25%, 01/15/31
(c)
.................. 1,338 1,359,642
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $5,116,828) , (3-mo. EURIBOR
+ 3.25%), 5.77%, 08/22/27
(a)(c)(f)(h)
........ EUR 4,644 5,261,495
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(b)(m)
...................... USD 3,309 3,234,547
Thames Water Utilities Finance plc
(c)
4.00%, 06/19/27 ................... GBP 891 818,076
4.00%, 04/18/29 ................... EUR 1,218 954,405
0.88%, 01/31/30 ................... 1,155 871,916
1.25%, 01/31/34 ................... 1,155 882,799
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
............. 2,952 839,695
UWM Holdings LLC, 6.63%, 02/01/30
(b)
...... USD 720 720,316
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
..... 162 165,164
WEX, Inc., 6.50%, 03/15/33
(b)
............. 932 943,956
Worldline SA, 5.50%, 06/10/30
(c)
........... EUR 1,100 1,126,780
75,551,021
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
........ USD 99 92,565
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b)(i)
.............. 2,140 2,226,868
Chobani LLC
(b)
4.63%, 11/15/28 ................... 855 838,437
7.63%, 07/01/29 ................... 1,269 1,322,139
Darling Global Finance BV
4.50%, 07/15/32
(c)
.................. EUR 1,191 1,379,879
4.50%, 07/15/32
(b)
.................. 285 330,198
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 333 335,129
Fiesta Purchaser, Inc.
(b)
7.88%, 03/01/31 ................... 47 49,661
9.63%, 09/15/32 ................... 96 101,450
Froneri Lux Finco Sarl, 4.75%, 08/01/32
(c)
.... EUR 909 1,045,131
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.72%, 12/15/29
(a)(c)
........... 1,150 1,317,426
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
USD 298 283,493
Mars, Inc., 4.80%, 03/01/30
(b)
............. 1,515 1,530,042
Post Holdings, Inc.
(b)
4.63%, 04/15/30 ................... 50 47,760
4.50%, 09/15/31 ................... 107 98,902
6.25%, 02/15/32 ................... 27 27,504
6.38%, 03/01/33 ................... 703 702,470
6.25%, 10/15/34 ................... 315 315,395
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
..... 345 326,480
Security
Par (000)
Par (000) Value
Food Products (continued)
Tereos Finance Groupe I SA
(c)
4.75%, 04/30/27 ................... EUR 240 $ 275,483
7.25%, 04/15/28 ................... 850 1,002,253
13,648,665
Gas Utilities — 0.0%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)(b)
................. USD 229 230,755
AmeriGas Partners LP, 9.50%, 06/01/30
(b)
.... 192 201,576
Atmos Energy Corp.
1.50%, 01/15/31 ................... 184 156,933
5.90%, 11/15/33 ................... 218 233,145
Promigas SA ESP, 3.75%, 10/16/29
(c)
....... 580 542,300
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
....................... 239 224,462
1,589,171
Ground Transportation — 0.3%
Albion Financing 1 SARL
5.38%, 05/21/30
(c)
.................. EUR 1,053 1,243,950
7.00%, 05/21/30
(b)
.................. USD 739 760,642
BCP V Modular Services Finance II plc
(c)
4.75%, 11/30/28 ................... EUR 581 647,032
6.13%, 11/30/28 ................... GBP 794 1,009,164
6.50%, 07/10/31 ................... EUR 1,900 2,144,773
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
........................ 522 518,282
Boels Topholding BV
(c)
6.25%, 02/15/29 ................... 1,209 1,428,870
5.75%, 05/15/30 ................... 1,381 1,643,229
EC Finance plc, 3.25%, 10/15/26
(c)(d)
........ 799 897,985
Edge Finco plc, 8.13%, 08/15/31
(c)
......... GBP 2,247 3,146,157
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 145 151,382
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
....................... CHF 2,455 2,983,960
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
.. USD 569 575,559
Hertz Corp. (The), 12.63%, 07/15/29
(b)
....... 155 161,933
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.47%, 07/31/30
(a)
................ EUR 1,505 1,723,881
5.00%, 04/30/31 ................... 1,470 1,704,084
Loxam SAS
(c)
6.38%, 05/31/29 ................... 496 589,366
4.25%, 02/15/31 ................... 894 1,021,508
Mobico Group plc
(c)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a)(j)
... GBP 1,031 840,365
4.88%, 09/26/31 ................... EUR 1,202 1,118,615
Penske Truck Leasing Co. LP
(b)
5.35%, 01/12/27 ................... USD 335 337,803
4.20%, 04/01/27 ................... 414 410,557
5.55%, 05/01/28 ................... 265 271,244
5.35%, 03/30/29 ................... 952 972,829
5.25%, 07/01/29 ................... 635 647,608
Ryder System, Inc., 6.60%, 12/01/33 ........ 553 608,208
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.74%, 04/22/30 ................. EUR 3,273 3,781,090
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.30%, 02/24/31
(b)(c)
............... 174 200,299
Uber Technologies, Inc.
4.50%, 08/15/29
(b)
.................. USD 720 712,294
4.30%, 01/15/30 ................... 2,078 2,059,980
4.80%, 09/15/34 ................... 375 368,335

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Watco Cos. LLC, 7.13%, 08/01/32
(b)
........ USD 147 $ 152,506
34,833,490
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63%, 07/15/28 ................... 1,132 1,106,636
3.88%, 11/01/29 ................... 71 66,960
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
.... 1,935 2,017,431
Bausch + Lomb Netherlands BV and Bausch &
Lomb, Inc., (3-mo. EURIBOR at 0.00% Floor
+ 3.88%), 5.87%, 01/15/31
(a)(c)
.......... EUR 544 625,986
Baxter International, Inc.
3.95%, 04/01/30 ................... USD 355 344,674
2.54%, 02/01/32 ................... 302 262,482
Becton Dickinson & Co., 4.87%, 02/08/29 .... 1,690 1,710,061
DENTSPLY SIRONA, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
4.38%), 8.38%, 09/12/55
(a)
............ 445 448,650
Insulet Corp., 6.50%, 04/01/33
(b)
........... 271 278,567
Medline Borrower LP
(b)
3.88%, 04/01/29 ................... 164 156,403
6.25%, 04/01/29 ................... 1,537 1,567,191
5.25%, 10/01/29 ................... 2,611 2,559,986
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 316 319,362
Solventum Corp.
5.45%, 03/13/31 ................... 5,381 5,573,387
5.60%, 03/23/34 ................... 1,230 1,261,572
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
216 223,446
18,522,794
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 138 142,084
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 872 842,284
Banner Health
2.34%, 01/01/30 ................... 87 79,555
1.90%, 01/01/31 ................... 36 31,482
Centene Corp.
4.25%, 12/15/27 ................... 4,515 4,378,134
4.63%, 12/15/29 ................... 2,374 2,257,401
3.38%, 02/15/30 ................... 3,595 3,236,754
3.00%, 10/15/30 ................... 25 21,774
2.63%, 08/01/31 ................... 1,761 1,470,543
Community Health Systems, Inc.
(b)
5.63%, 03/15/27 ................... 3,381 3,386,322
6.00%, 01/15/29 ................... 440 418,229
5.25%, 05/15/30 ................... 399 349,035
4.75%, 02/15/31 ................... 567 474,430
10.88%, 01/15/32 .................. 909 952,979
9.75%, 01/15/34 ................... 1,107 1,114,072
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
....................... 208 213,718
DaVita, Inc.
(b)
6.88%, 09/01/32 ................... 187 192,261
6.75%, 07/15/33 ................... 263 271,229
Elevance Health, Inc.
4.10%, 05/15/32 ................... 211 201,539
5.38%, 06/15/34 ................... 880 891,187
5.20%, 02/15/35 ................... 195 194,851
Encompass Health Corp., 4.63%, 04/01/31 ... 23 21,967
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 2,768 3,408,954
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 229 221,882
HCA, Inc.
5.25%, 03/01/30 ................... 1,305 1,333,073
3.50%, 09/01/30 ................... 3,582 3,376,656
5.45%, 04/01/31 ................... 2,195 2,256,066
5.45%, 09/15/34 ................... 2,459 2,468,959
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
5.75%, 03/01/35 ................... USD 2,031 $ 2,079,931
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 1,353 1,302,466
Humana, Inc.
4.88%, 04/01/30 ................... 598 601,043
2.15%, 02/03/32 ................... 434 363,602
LifePoint Health, Inc.
(b)
9.88%, 08/15/30 ................... 188 202,624
11.00%, 10/15/30 .................. 1,108 1,217,797
8.38%, 02/15/32 ................... 832 885,160
10.00%, 06/01/32 .................. 313 324,936
Mehilainen Yhtiot Oy
(c)
5.13%, 06/30/32 ................... EUR 911 1,047,400
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.41%, 06/30/32
(a)
................ 221 253,291
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
.... USD 491 484,425
Nationwide Children's Hospital, Inc., 4.56%,
11/01/52 ......................... 136 114,801
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 406 387,798
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
....................... 125 124,219
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 1,666 1,751,964
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
1,520 1,562,875
Sutter Health
Series 2018, 3.70%, 08/15/28 .......... 544 532,712
Series 20A, 2.29%, 08/15/30 ........... 291 261,995
5.16%, 08/15/33 ................... 152 153,829
Tenet Healthcare Corp.
6.13%, 06/15/30 ................... 141 142,273
6.75%, 05/15/31 ................... 1,378 1,417,893
UnitedHealth Group, Inc.
4.40%, 06/15/28 ................... 950 950,559
5.30%, 02/15/30 ................... 2,545 2,618,163
4.65%, 01/15/31 ................... 4,826 4,829,316
4.95%, 01/15/32 ................... 1,657 1,669,035
5.30%, 06/15/35 ................... 430 434,530
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
329 336,146
60,258,203
Health Care REITs — 0.1%
Healthpeak OP LLC
3.00%, 01/15/30 ................... 337 315,915
5.25%, 12/15/32 ................... 773 784,063
MPT Operating Partnership LP
7.00%, 02/15/32
(b)
.................. EUR 305 357,544
7.00%, 02/15/32
(c)
.................. 1,148 1,345,771
8.50%, 02/15/32
(b)
.................. USD 1,342 1,394,882
Ventas Realty LP
5.63%, 07/01/34 ................... 569 584,753
5.00%, 01/15/35 ................... 1,850 1,812,209
Welltower OP LLC
4.50%, 07/01/30 ................... 3,615 3,605,673
2.75%, 01/15/32 ................... 1,064 947,690
3.85%, 06/15/32 ................... 970 920,884
12,069,384
Health Care Technology — 0.0%
IQVIA, Inc. , 6.25%, 06/01/32
(b)
............ 1,391 1,426,408
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
....................... 367 375,845
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
..... 129 128,639
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(l)
... 15 14,137
RHP Hotel Properties LP
(b)
4.50%, 02/15/29 ................... 77 74,886
6.50%, 04/01/32 ................... 1,519 1,551,134
6.50%, 06/15/33 ................... 423 433,185

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
..... USD 56 $ 55,165
Service Properties Trust
8.63%, 11/15/31
(b)
.................. 2,471 2,631,462
8.88%, 06/15/32 ................... 705 737,173
XHR LP, 6.63%, 05/15/30
(b)
.............. 122 123,998
6,125,624
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC
(b)
4.38%, 01/15/28 ................... 275 268,727
4.00%, 10/15/30 ................... 191 176,964
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(c)
.................. EUR 2,488 3,013,213
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
....................... 885 1,009,717
Bertrand Franchise Finance SAS , (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.77%,
07/18/30
(a)(c)
...................... 1,163 1,292,451
Boyne USA, Inc., 4.75%, 05/15/29
(b)
........ USD 403 390,530
Caesars Entertainment, Inc.
(b)
7.00%, 02/15/30 ................... 1,288 1,328,613
6.50%, 02/15/32 ................... 589 600,672
Carnival Corp.
(b)
5.88%, 06/15/31 ................... 417 423,255
5.75%, 08/01/32 ................... 3,021 3,041,452
6.13%, 02/15/33 ................... 1,368 1,392,270
Carnival plc, 4.13%, 07/15/31
(b)
........... EUR 615 713,264
Churchill Downs, Inc.
(b)
4.75%, 01/15/28 ................... USD 608 599,658
5.75%, 04/01/30 ................... 1,250 1,246,913
6.75%, 05/01/31 ................... 1,017 1,038,384
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ GBP 1,623 2,135,377
Essendi SA
(c)
5.38%, 05/15/30 ................... EUR 659 777,190
5.50%, 11/15/31 ................... 372 436,687
5.63%, 05/15/32 ................... 955 1,122,449
(3-mo. EURIBOR + 3.75%), 5.81%,
05/15/32
(a)
..................... 389 449,332
Fertitta Entertainment LLC
(b)
4.63%, 01/15/29 ................... USD 222 211,055
6.75%, 01/15/30 ................... 311 292,598
Flutter Treasury DAC
4.00%, 06/04/31
(c)
.................. EUR 1,181 1,351,427
5.88%, 06/04/31
(b)
.................. USD 800 805,276
6.13%, 06/04/31
(c)
.................. GBP 558 739,414
Food Service Project SA, 5.50%, 01/21/27
(c)
... EUR 1,061 1,219,064
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
....................... USD 604 591,378
Hilton Domestic Operating Co., Inc.
(b)
6.13%, 04/01/32 ................... 138 140,739
5.88%, 03/15/33 ................... 938 945,039
5.75%, 09/15/33 ................... 320 320,304
Light & Wonder International, Inc.
(b)
7.25%, 11/15/29 ................... 183 187,922
7.50%, 09/01/31 ................... 380 396,068
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
....................... 125 130,274
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
.. 746 746,450
Lottomatica Group SpA, 4.88%, 01/31/31
(c)
... EUR 862 1,017,294
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 337 277,978
Melco Resorts Finance Ltd.
(b)
5.75%, 07/21/28 ................... 200 196,500
5.38%, 12/04/29 ................... 569 541,973
7.63%, 04/17/32 ................... 1,114 1,143,242
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
.................. 266 232,221
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International, 6.13%, 09/15/29 .. USD 690 $ 699,459
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
....................... 406 391,155
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
....................... 316 327,609
Motion Finco SARL, 7.38%, 06/15/30
(c)
...... EUR 1,285 1,389,206
NCL Corp. Ltd.
(b)
8.13%, 01/15/29 ................... USD 88 92,448
6.25%, 03/01/30 ................... 97 98,165
6.75%, 02/01/32 ................... 971 997,334
NCL Finance Ltd., 6.13%, 03/15/28
(b)
....... 778 787,394
Pinnacle Bidco plc
(c)
8.25%, 10/11/28 ................... EUR 376 450,629
10.00%, 10/11/28 .................. GBP 1,379 1,923,513
Premier Entertainment Sub LLC
(b)
5.63%, 09/01/29 ................... USD 270 162,000
5.88%, 09/01/31 ................... 342 210,330
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
....................... 188 189,810
Sabre GLBL, Inc.
(b)
8.63%, 06/01/27 ................... 163 165,592
10.75%, 11/15/29 .................. 415 427,437
11.13%, 07/15/30 .................. 605 637,821
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
295 284,189
Six Flags Entertainment Corp.
(b)
7.25%, 05/15/31 ................... 148 150,838
6.63%, 05/01/32 ................... 105 106,922
Station Casinos LLC
(b)
4.50%, 02/15/28 ................... 519 507,369
4.63%, 12/01/31 ................... 148 138,502
6.63%, 03/15/32 ................... 386 393,612
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.77%,
07/31/29
(a)
..................... EUR 924 1,038,304
10.75%, 07/31/29 .................. GBP 2,052 2,751,978
TUI AG, 5.88%, 03/15/29
(c)
.............. EUR 558 665,445
TUI Cruises GmbH
(c)
6.25%, 04/15/29 ................... 1,261 1,508,274
5.00%, 05/15/30 ................... 714 832,872
Vail Resorts, Inc.
(b)
5.63%, 07/15/30 ................... USD 318 319,749
6.50%, 05/15/32 ................... 402 413,154
Viking Cruises Ltd.
(b)
5.88%, 09/15/27 ................... 325 324,790
7.00%, 02/15/29 ................... 87 87,669
9.13%, 07/15/31 ................... 1,025 1,102,814
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
....................... 76 75,496
Voyager Parent LLC, 9.25%, 07/01/32
(b)
...... 472 499,302
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
....................... 279 270,746
Wynn Macau Ltd.
(b)
5.50%, 01/15/26 ................... 245 244,755
5.63%, 08/26/28 ................... 2,089 2,066,230
5.13%, 12/15/29 ................... 414 397,908
Wynn Resorts Finance LLC
(b)
5.13%, 10/01/29 ................... 224 222,273
7.13%, 02/15/31 ................... 1,411 1,500,751
6.25%, 03/15/33 ................... 199 199,584
57,996,762
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63%, 08/01/29 ................... 294 277,779
4.63%, 04/01/30 ................... 126 118,157
6.88%, 08/01/33 ................... 212 211,547

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... USD 63 $ 62,837
Brookfield Residential Properties, Inc.
(b)
5.00%, 06/15/29 ................... 986 918,175
4.88%, 02/15/30 ................... 206 187,320
DR Horton, Inc., 5.50%, 10/15/35 .......... 746 756,405
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 115 119,023
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 56 57,110
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(b)
....................... 1,326 1,435,780
LGI Homes, Inc.
(b)
8.75%, 12/15/28 ................... 166 174,105
7.00%, 11/15/32 ................... 273 262,762
Mattamy Group Corp., 4.63%, 03/01/30
(b)
..... 502 481,598
Meritage Homes Corp., 1.75%, 05/15/28
(l)
.... 634 626,855
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
.. 245 253,980
Newell Brands, Inc., 8.50%, 06/01/28
(b)
...... 310 324,841
Somnigroup International, Inc.
(b)
4.00%, 04/15/29 ................... 298 283,014
3.88%, 10/15/31 ................... 108 97,501
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
..... 197 204,532
TRI Pointe Homes, Inc., 5.25%, 06/01/27 ..... 363 359,852
Whirlpool Corp.
6.13%, 06/15/30 ................... 252 251,399
6.50%, 06/15/33 ................... 272 268,023
7,732,595
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 137 128,746
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(b)
....................... 65 56,384
185,130
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30%, 03/15/29 ................... 483 497,673
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15%,
06/10/55
(a)
..................... 860 899,225
AES Corp. (The)
3.95%, 07/15/30
(b)
.................. 268 255,124
2.45%, 01/15/31 ................... 1,325 1,171,255
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.20%), 7.60%,
01/15/55
(a)
..................... 308 311,094
Calpine Corp.
(b)
4.50%, 02/15/28 ................... 12 11,870
5.13%, 03/15/28 ................... 2,353 2,341,616
Clearway Energy Operating LLC
(b)
4.75%, 03/15/28 ................... 431 423,767
3.75%, 01/15/32 ................... 567 503,671
Colbun SA, 3.15%, 01/19/32
(b)
............ 1,340 1,189,759
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 95 99,319
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a)(b)(j)
....................... 197 201,081
XPLR Infrastructure LP
(b)(l)
0.00%, 11/15/25
(m)
.................. 964 943,563
2.50%, 06/15/26 ................... 891 854,291
9,703,308
Industrial Conglomerates — 0.1%
3M Co.
2.38%, 08/26/29 ................... 2,334 2,159,605
5.15%, 03/15/35 ................... 3,143 3,169,910
Honeywell International, Inc.
4.70%, 02/01/30 ................... 1,517 1,534,651
4.95%, 09/01/31 ................... 2,943 3,003,271
Security
Par (000)
Par (000) Value
Industrial Conglomerates (continued)
Siemens Funding BV, 4.60%, 05/28/30
(b)
..... USD 2,627 $ 2,651,974
12,519,411
Industrial REITs — 0.0%
Prologis LP
2.25%, 01/15/32 ................... 260 224,696
5.13%, 01/15/34 ................... 255 257,763
5.00%, 03/15/34 ................... 242 241,857
5.00%, 01/31/35 ................... 392 390,831
1,115,147
Insurance — 0.7%
Achmea BV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 4.78%),
4.63% ........................ EUR 754 853,666
(5-Year EURIBOR ICE Swap Rate + 3.74%),
6.13% ........................ 700 809,727
Acrisure LLC, 6.75%, 07/01/32
(b)
........... USD 185 187,312
Aegon Funding Co. LLC, 5.50%, 04/16/27
(b)
... 1,773 1,790,820
Aegon Ltd. , (5-Year EUR Swap Annual + 5.21%),
5.63%
(a)(c)(j)
....................... EUR 1,210 1,419,687
Alliant Holdings Intermediate LLC
(b)
4.25%, 10/15/27 ................... USD 2,437 2,385,856
6.75%, 10/15/27 ................... 3,230 3,232,868
6.75%, 04/15/28 ................... 337 341,558
5.88%, 11/01/29 ................... 1,066 1,049,730
7.00%, 01/15/31 ................... 1,030 1,059,120
7.38%, 10/01/32 ................... 1,416 1,455,616
AmWINS Group, Inc.
(b)
6.38%, 02/15/29 ................... 230 234,215
4.88%, 06/30/29 ................... 900 874,157
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33
(b)
. 516 517,514
Aon Corp.
2.60%, 12/02/31 ................... 207 182,658
5.00%, 09/12/32 ................... 525 531,682
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
284 292,594
Ardonagh Finco Ltd.
6.88%, 02/15/31
(c)
.................. EUR 2,310 2,744,564
7.75%, 02/15/31
(b)
.................. USD 2,236 2,331,392
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(b)
2,243 2,358,829
Arthur J Gallagher & Co., 5.15%, 02/15/35 .... 1,235 1,227,776
AssuredPartners, Inc., 7.50%, 02/15/32
(b)
..... 172 183,656
Athora Netherlands NV, (5-Year EURIBOR ICE
Swap Rate + 4.57%), 6.75%
(a)(c)(j)
........ EUR 1,585 1,882,265
Aviva plc , (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a)(c)(j)
.... GBP 2,900 3,864,667
AXA SA, (5-Year EURIBOR ICE Swap Rate +
3.60%), 5.75%
(a)(c)(j)
................. EUR 700 832,791
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a)(c)(j)
....................... GBP 1,066 1,154,837
Howden UK Refinance plc
(b)
7.25%, 02/15/31 ................... USD 2,601 2,693,291
8.13%, 02/15/32 ................... 1,124 1,170,547
HUB International Ltd.
(b)
7.25%, 06/15/30 ................... 4,396 4,582,548
7.38%, 01/31/32 ................... 6,292 6,551,536
Jones Deslauriers Insurance Management, Inc.
(b)
8.50%, 03/15/30 ................... 644 679,451
10.50%, 12/15/30 .................. 859 912,858
Just Group plc , (5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.27%), 5.00%
(a)(c)(j)
GBP 550 653,838
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a)(c)(j)
................. 1,670 2,091,464

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Marsh & McLennan Cos., Inc.
2.25%, 11/15/30 ................... USD 204 $ 182,201
5.88%, 08/01/33 ................... 370 392,774
Met Tower Global Funding, 5.25%, 04/12/29
(b)
. 2,621 2,690,377
Metropolitan Life Global Funding I
(b)
3.05%, 06/17/29 ................... 150 142,665
2.95%, 04/09/30 ................... 717 670,274
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
....................... 147 148,402
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a)(c)(j)
................ EUR 2,760 3,149,712
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 4,414 4,564,506
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a)(c)(j)
.......... 2,616 2,758,938
Ryan Specialty LLC
(b)
4.38%, 02/01/30 ................... 392 376,126
5.88%, 08/01/32 ................... 614 615,697
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 800 963,273
USI, Inc., 7.50%, 01/15/32
(b)
.............. USD 741 782,353
70,572,388
Interactive Media & Services — 0.0%
Snap, Inc., 6.88%, 03/01/33
(b)
............ 1,686 1,728,742
IT Services — 0.2%
Acuris Finance US, Inc.
(b)
5.00%, 05/01/28 ................... 563 540,251
9.00%, 08/01/29 ................... 200 203,480
Almaviva-The Italian Innovation Co. SpA
5.00%, 10/30/30
(c)
.................. EUR 1,959 2,267,339
Atos SE
(c)(d)
9.00%, 12/18/29 ................... 2,006 2,539,331
5.00%, 12/18/30 ................... 1,661 1,583,236
1.00%, 12/18/32 ................... 2,104 997,634
CA Magnum Holdings, 5.38%, 10/31/26
(b)
..... USD 1,366 1,355,243
Cablevision Lightpath LLC
(b)
3.88%, 09/15/27 ................... 693 686,181
5.63%, 09/15/28 ................... 311 309,973
Cedacri SpA
(a)(c)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
6.77%, 05/15/28 ................. EUR 865 992,909
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
7.64%, 05/15/28 ................. 1,876 2,157,315
CoreWeave, Inc., 9.25%, 06/01/30
(b)
........ USD 444 446,243
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(c)
.................. EUR 329 405,566
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 1,252 1,313,953
IBM International Capital Pte. Ltd., 4.90%,
02/05/34 ........................ 166 165,031
International Business Machines Corp., 5.00%,
02/10/32 ........................ 1,595 1,619,700
ION Trading Technologies SARL
(b)
5.75%, 05/15/28 ................... 1,299 1,256,241
9.50%, 05/30/29 ................... 200 207,247
Twilio, Inc.
3.63%, 03/15/29 ................... 160 151,534
3.88%, 03/15/31 ................... 139 129,159
19,327,566
Life Sciences Tools & Services — 0.0%
Charles River Laboratories International, Inc.,
4.00%, 03/15/31
(b)
.................. 201 184,448
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
..... 204 186,516
Thermo Fisher Scientific, Inc.
2.60%, 10/01/29 ................... 173 162,053
Security
Par (000)
Par (000) Value
Life Sciences Tools & Services (continued)
4.98%, 08/10/30 ................... USD 195 $ 200,089
733,106
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
.... 589 598,400
ATS Corp., 4.13%, 12/15/28
(b)
............ 314 298,427
Chart Industries, Inc.
(b)
7.50%, 01/01/30 ................... 481 503,863
9.50%, 01/01/31 ................... 398 425,630
Daimler Truck Finance North America LLC,
3.65%, 04/07/27
(b)
.................. 336 330,965
Enpro, Inc., 6.13%, 06/01/33
(b)
............ 249 251,210
Esab Corp., 6.25%, 04/15/29
(b)
............ 292 298,353
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
....................... 272 239,368
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
....................... 1,529 1,577,830
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.78%,
04/15/29
(a)(c)
...................... EUR 3,178 3,657,087
Ingersoll Rand, Inc.
5.70%, 08/14/33 ................... USD 616 643,561
5.45%, 06/15/34 ................... 929 954,683
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. 143 151,938
Otis Worldwide Corp.
2.57%, 02/15/30 ................... 337 309,976
5.13%, 11/19/31 ................... 153 156,341
Terex Corp., 6.25%, 10/15/32
(b)
........... 556 556,866
TK Elevator Midco GmbH
4.38%, 07/15/27
(c)
.................. EUR 1,341 1,533,083
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 2,512 2,500,764
Wabash National Corp., 4.50%, 10/15/28
(b)
.... 285 255,093
15,243,438
Marine Transportation — 0.0%
Danaos Corp. , 8.50%, 03/01/28
(b)
.......... 1,890 1,927,131
Media — 0.7%
Cable One, Inc., 0.00%, 03/15/26
(l)(m)
........ 219 209,035
Charter Communications Operating LLC
2.80%, 04/01/31 ................... 9,655 8,553,441
2.30%, 02/01/32 ................... 2,482 2,081,822
6.55%, 06/01/34 ................... 4,427 4,667,995
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ................... 600 599,185
7.75%, 04/15/28 ................... 352 332,392
9.00%, 09/15/28 ................... 652 683,127
7.50%, 06/01/29 ................... 809 737,016
7.88%, 04/01/30 ................... 2,754 2,836,088
7.13%, 02/15/31 ................... 1,339 1,337,152
7.50%, 03/15/33 ................... 1,557 1,554,237
CMG Media Corp., 8.88%, 06/18/29
(b)
....... 404 391,961
Comcast Corp.
2.65%, 02/01/30 ................... 562 520,235
3.40%, 04/01/30 ................... 552 527,864
4.25%, 10/15/30 ................... 132 130,624
1.95%, 01/15/31 ................... 685 598,086
1.50%, 02/15/31 ................... 223 189,633
Cox Communications, Inc., 5.45%, 09/01/34
(b)
. 3,310 3,240,724
CSC Holdings LLC
(b)
5.50%, 04/15/27 ................... 1,403 1,357,989
5.38%, 02/01/28 ................... 800 735,607
11.25%, 05/15/28 .................. 1,107 1,112,763
11.75%, 01/31/29 .................. 389 363,866
3.38%, 02/15/31 ................... 200 130,818
DirecTV Financing LLC
(b)
5.88%, 08/15/27 ................... 1,232 1,225,228

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
10.00%, 02/15/31 .................. USD 717 $ 691,458
Discovery Communications LLC, 3.95%,
03/20/28 ........................ 2,080 2,002,000
DISH DBS Corp.
(b)
5.25%, 12/01/26 ................... 760 715,333
5.75%, 12/01/28 ................... 1,002 895,384
DISH Network Corp., 11.75%, 11/15/27
(b)
..... 2,887 3,006,640
EchoStar Corp.
10.75%, 11/30/29 .................. 1,819 1,916,419
6.75%, 11/30/30 ................... 3,317 3,103,273
Gray Media, Inc.
(b)
10.50%, 07/15/29 .................. 845 914,458
9.63%, 07/15/32 ................... 645 650,658
7.25%, 08/15/33 ................... 615 611,765
Grupo Televisa SAB, 8.50%, 03/11/32 ....... 30 33,431
Interpublic Group of Cos., Inc. (The)
4.65%, 10/01/28 ................... 289 289,121
4.75%, 03/30/30 ................... 367 367,381
2.40%, 03/01/31 ................... 543 481,111
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
....................... 670 514,225
Midcontinent Communications, 8.00%,
08/15/32
(b)
....................... 599 632,036
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 997 964,877
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ................... 103 101,964
4.25%, 01/15/29 ................... 241 229,444
4.63%, 03/15/30 ................... 690 655,013
7.38%, 02/15/31 ................... 145 152,245
Paramount Global
4.95%, 01/15/31 ................... 244 237,941
4.20%, 05/19/32 ................... 447 409,833
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
...... 371 337,610
SES SA
(c)
4.13%, 06/24/30 ................... EUR 350 405,481
4.88%, 06/24/33 ................... 475 558,796
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
USD 1,076 1,097,530
Sirius XM Radio LLC
(b)
3.13%, 09/01/26 ................... 532 520,048
4.00%, 07/15/28 ................... 191 181,791
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 608 585,211
Summer BC Holdco B SARL
(c)
5.88%, 02/15/30 ................... EUR 358 401,822
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.39%, 02/15/30
(a)
................ 300 337,220
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
...... USD 1,945 1,833,357
Tele Columbus AG, 10.00%, ( 10.00% Cash or
10.00% PIK), 01/01/29
(a)(c)(i)
............ EUR 1,876 1,376,330
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
.................. USD 400 394,965
Univision Communications, Inc.
(b)
8.00%, 08/15/28 ................... 1,491 1,531,730
8.50%, 07/31/31 ................... 893 906,904
9.38%, 08/01/32 ................... 613 636,049
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
.................. GBP 1,252 1,711,972
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
.................. 1,446 1,847,596
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
.. EUR 234 248,299
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
...... USD 200 174,483
Ziggo BV
2.88%, 01/15/30
(c)
.................. EUR 276 296,861
4.88%, 01/15/30
(b)
.................. USD 200 184,754
69,261,707
Security
Par (000)
Par (000) Value
Metals & Mining — 0.3%
Anglo American Capital plc, 5.75%, 04/05/34
(b)
. USD 1,449 $ 1,494,701
AngloGold Ashanti Holdings plc, 3.75%, 10/01/30 840 788,281
Antofagasta plc, 2.38%, 10/14/30
(b)
......... 674 589,784
Arsenal AIC Parent LLC
(b)
8.00%, 10/01/30 ................... 446 472,763
11.50%, 10/01/31 .................. 1,202 1,336,771
Big River Steel LLC, 6.63%, 01/31/29
(b)
...... 1,671 1,670,783
Carpenter Technology Corp., 7.63%, 03/15/30 . 335 345,683
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 442 442,211
Constellium SE
(b)
5.63%, 06/15/28 ................... 250 247,069
3.75%, 04/15/29 ................... 1,588 1,490,341
6.38%, 08/15/32 ................... 776 786,469
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 668 655,475
First Quantum Minerals Ltd.
(b)
9.38%, 03/01/29 ................... 1,432 1,512,550
8.00%, 03/01/33 ................... 221 227,630
Freeport Indonesia PT, 5.32%, 04/14/32
(b)
.... 1,221 1,227,105
Freeport-McMoRan, Inc.
4.38%, 08/01/28 ................... 500 495,223
5.40%, 11/14/34 ................... 191 193,326
Fresnillo plc, 4.25%, 10/02/50
(b)
........... 616 453,863
Gerdau Trade, Inc., 5.75%, 06/09/35 ........ 612 615,727
Glencore Funding LLC
(b)
6.50%, 10/06/33 ................... 1,787 1,935,721
5.63%, 04/04/34 ................... 1,376 1,402,922
Kaiser Aluminum Corp.
(b)
4.63%, 03/01/28 ................... 76 74,290
4.50%, 06/01/31 ................... 1,719 1,603,112
Navoi Mining & Metallurgical Combinat
(b)
6.70%, 10/17/28 ................... 411 421,020
6.95%, 10/17/31 ................... 519 536,195
New Gold, Inc., 6.88%, 04/01/32
(b)
......... 347 356,103
Nexa Resources SA, 6.75%, 04/09/34
(b)
...... 295 309,086
Novelis Corp.
(b)
4.75%, 01/30/30 ................... 439 420,301
6.88%, 01/30/30 ................... 505 520,375
3.88%, 08/15/31 ................... 1,569 1,407,360
Rio Tinto Finance USA plc, 5.00%, 03/14/32 ... 1,284 1,304,032
Samarco Mineracao SA, 9.00%, (9.00% Cash or
9.00% PIK), 06/30/31
(c)(i)
.............. 312 306,406
Steel Dynamics, Inc., 5.38%, 08/15/34 ...... 3,914 3,962,729
Stillwater Mining Co., 4.00%, 11/16/26
(c)
...... 621 608,971
Vale Overseas Ltd.
3.75%, 07/08/30 ................... 1,663 1,567,378
6.13%, 06/12/33 ................... 1,674 1,748,409
6.40%, 06/28/54 ................... 575 561,200
Vedanta Resources Finance II plc
(b)
9.48%, 07/24/30 ................... 298 294,647
9.85%, 04/24/33 ................... 384 385,920
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 553 553,000
35,324,932
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ...... 222 226,705
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 376 364,988
Rithm Capital Corp., 8.00%, 07/15/30 ....... 207 210,732
Starwood Property Trust, Inc.
7.25%, 04/01/29 ................... 368 384,869
6.00%, 04/15/30 ................... 94 94,923
6.50%, 07/01/30 ................... 179 184,116
6.50%, 10/15/30 ................... 623 641,262
2,107,595

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities — 0.1%
A2A SpA , (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(a)(c)(j)
................. EUR 840 $ 1,006,332
Algonquin Power & Utilities Corp., 5.37%,
06/15/26
(d)
....................... USD 2,940 2,955,587
Berkshire Hathaway Energy Co.
3.70%, 07/15/30 ................... 444 428,800
1.65%, 05/15/31 ................... 668 567,925
CenterPoint Energy, Inc.
(a)
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.95%),
6.85%, 02/15/55 ................. 412 429,670
Series A, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.25%),
7.00%, 02/15/55 ................. 1,083 1,130,035
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.59%), 6.70%,
05/15/55 ...................... 284 287,690
Consumers Energy Co.
4.60%, 05/30/29 ................... 751 757,770
4.70%, 01/15/30 ................... 258 260,901
Dominion Energy, Inc.
4.60%, 05/15/28 ................... 785 788,092
Series B, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00%, 06/01/54
(a)
................ 290 309,374
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63%,
05/15/55
(a)
..................... 85 87,098
NiSource, Inc.
5.25%, 03/30/28 ................... 500 510,113
5.40%, 06/30/33 ................... 660 673,717
5.35%, 04/01/34 ................... 462 469,162
San Diego Gas & Electric Co.
4.95%, 08/15/28 ................... 150 152,731
Series VVV, 1.70%, 10/01/30 ........... 186 161,441
Sempra
3.40%, 02/01/28 ................... 137 133,235
3.70%, 04/01/29 ................... 1,058 1,026,215
12,135,888
Oil, Gas & Consumable Fuels — 1.0%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... 411 430,622
Antero Midstream Partners LP, 6.63%, 02/01/32
(b)
297 305,304
Ascent Resources Utica Holdings LLC
(b)
9.00%, 11/01/27 ................... 179 217,367
5.88%, 06/30/29 ................... 435 433,444
6.63%, 07/15/33 ................... 264 267,657
Azule Energy Finance plc, 8.13%, 01/23/30
(b)
.. 521 523,292
Blue Racer Midstream LLC
(b)
7.00%, 07/15/29 ................... 246 255,102
7.25%, 07/15/32 ................... 198 208,752
Buckeye Partners LP
6.88%, 07/01/29
(b)
.................. 22 22,646
6.75%, 02/01/30
(b)
.................. 98 101,455
5.85%, 11/15/43 ................... 249 221,374
5.60%, 10/15/44 ................... 194 163,604
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 ................... 862 867,975
3.70%, 11/15/29 ................... 547 525,806
Cheniere Energy Partners LP
4.00%, 03/01/31 ................... 2,528 2,414,663
5.95%, 06/30/33 ................... 302 315,237
5.75%, 08/15/34 ................... 1,051 1,077,254
5.55%, 10/30/35
(b)
.................. 385 386,941
Cheniere Energy, Inc., 5.65%, 04/15/34 ...... 2,872 2,921,417
Chord Energy Corp., 6.75%, 03/15/33
(b)
...... 124 126,483
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... USD 472 $ 489,467
Civitas Resources, Inc.
(b)
8.38%, 07/01/28 ................... 254 261,195
8.75%, 07/01/31 ................... 333 337,109
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
425 401,480
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 128 131,969
Comstock Resources, Inc.
(b)
6.75%, 03/01/29 ................... 818 807,786
5.88%, 01/15/30 ................... 245 231,276
CQP Holdco LP, 5.50%, 06/15/31
(b)
......... 1,334 1,303,208
Crescent Energy Finance LLC
(b)
7.63%, 04/01/32 ................... 466 455,379
7.38%, 01/15/33 ................... 657 628,535
8.38%, 01/15/34 ................... 593 586,925
DCP Midstream Operating LP
8.13%, 08/16/30 ................... 635 731,180
3.25%, 02/15/32 ................... 3,474 3,096,875
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 454 448,794
Diamondback Energy, Inc.
3.13%, 03/24/31 ................... 1,335 1,221,009
5.40%, 04/18/34 ................... 2,300 2,305,444
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ................... 1,859 1,669,813
4.39%, 11/30/46 ................... 1,166 921,504
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20%,
06/27/54 ...................... 174 179,235
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38%,
03/15/55 ...................... 273 284,212
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(b)
.................. 359 396,166
Energy Transfer LP
6.10%, 12/01/28 ................... 983 1,028,404
3.75%, 05/15/30 ................... 335 321,034
Series G, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a)(j)
...................... 318 325,579
5.60%, 09/01/34 ................... 3,308 3,345,315
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00%,
05/15/54
(a)
..................... 756 805,355
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13%,
10/01/54
(a)
..................... 332 340,438
Eni SpA , (5-Year EUR Swap Annual + 2.08%),
4.50%
(a)(c)(j)
....................... EUR 1,525 1,783,316
EQT Corp.
3.13%, 05/15/26
(b)
.................. USD 785 773,765
5.00%, 01/15/29 ................... 165 166,008
4.75%, 01/15/31
(b)
.................. 3,749 3,693,259
3.63%, 05/15/31
(b)
.................. 1,323 1,227,048
5.75%, 02/01/34 ................... 3,298 3,391,361
Excelerate Energy LP, 8.00%, 05/15/30
(b)
..... 282 295,212
Expand Energy Corp.
5.38%, 02/01/29 ................... 4,954 4,959,380
5.88%, 02/01/29
(b)
.................. 875 876,370
6.75%, 04/15/29
(b)
.................. 672 677,497
5.38%, 03/15/30 ................... 6,967 6,974,356
4.75%, 02/01/32 ................... 1,449 1,407,410
5.70%, 01/15/35 ................... 913 924,572
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
....................... 614 505,660

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Genesis Energy LP
7.75%, 02/01/28 ................... USD 239 $ 241,386
7.88%, 05/15/32 ................... 475 491,246
8.00%, 05/15/33 ................... 79 81,904
Global Partners LP, 7.13%, 07/01/33
(b)
....... 194 197,008
Greenko Wind Projects Mauritius Ltd., 7.25%,
09/27/28
(b)
....................... 200 203,250
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
....................... 197 200,203
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
.... 124 128,890
Hess Corp., 7.30%, 08/15/31 ............. 500 571,647
Hess Midstream Operations LP
(b)
6.50%, 06/01/29 ................... 312 321,392
4.25%, 02/15/30 ................... 67 64,828
Hilcorp Energy I LP
(b)
6.25%, 11/01/28 ................... 143 143,552
5.75%, 02/01/29 ................... 447 439,082
6.25%, 04/15/32 ................... 44 42,239
8.38%, 11/01/33 ................... 270 281,751
6.88%, 05/15/34 ................... 769 740,463
7.25%, 02/15/35 ................... 149 145,211
Howard Midstream Energy Partners LLC
(b)
8.88%, 07/15/28 ................... 228 237,733
7.38%, 07/15/32 ................... 87 89,951
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... 1,125 1,071,572
KazMunayGas National Co. JSC
3.50%, 04/14/33
(b)
.................. 466 405,368
5.75%, 04/19/47
(c)
.................. 282 247,466
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30
(b)
861 884,645
Kinder Morgan, Inc.
5.10%, 08/01/29 ................... 449 457,105
5.20%, 06/01/33 ................... 445 446,869
5.40%, 02/01/34 ................... 1,805 1,823,401
5.85%, 06/01/35 ................... 670 691,767
Kinetik Holdings LP
(b)
6.63%, 12/15/28 ................... 116 118,635
5.88%, 06/15/30 ................... 62 62,050
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
....................... 155 156,614
Matador Resources Co.
(b)
6.88%, 04/15/28 ................... 359 364,879
6.50%, 04/15/32 ................... 331 331,976
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 261,250
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
388 405,945
Murphy Oil Corp., 5.88%, 12/01/42
(d)
........ 58 47,388
NGL Energy Operating LLC
(b)
8.13%, 02/15/29 ................... 305 301,821
8.38%, 02/15/32 ................... 1,116 1,091,673
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(b)
... 196 197,908
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
....................... 190 193,443
ORLEN SA, 6.00%, 01/30/35
(b)
............ 563 577,075
Parkland Corp., 6.63%, 08/15/32
(b)
......... 194 198,294
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
..... 258 235,305
Permian Resources Operating LLC
(b)
8.00%, 04/15/27 ................... 927 947,873
7.00%, 01/15/32 ................... 189 195,165
6.25%, 02/01/33 ................... 803 807,776
Pertamina Persero PT, 6.45%, 05/30/44
(b)
.... 598 623,714
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 1,193 1,188,526
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
.... 605 627,500
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
....... 300 310,737
Raizen Fuels Finance SA
(b)
6.45%, 03/05/34 ................... 839 832,968
6.95%, 03/05/54 ................... 341 318,494
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
....................... USD 162 $ 158,835
Sabine Pass Liquefaction LLC
5.88%, 06/30/26 ................... 47 47,224
5.00%, 03/15/27 ................... 142 142,525
4.50%, 05/15/30 ................... 462 459,723
Sitio Royalties Operating Partnership LP, 7.88%,
11/01/28
(b)
....................... 441 460,103
Sunoco LP, 6.25%, 07/01/33
(b)
............ 287 290,674
Tallgrass Energy Partners LP
(b)
5.50%, 01/15/28 ................... 283 280,459
7.38%, 02/15/29 ................... 317 325,249
6.00%, 12/31/30 ................... 195 191,052
6.00%, 09/01/31 ................... 104 101,911
Targa Resources Corp.
6.13%, 03/15/33 ................... 136 143,026
6.50%, 03/30/34 ................... 27 29,011
5.50%, 02/15/35 ................... 556 555,678
5.55%, 08/15/35 ................... 37 37,076
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
....................... 650 633,176
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
64 66,902
Var Energi ASA , (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a)(c)
...... EUR 1,078 1,357,184
Venture Global LNG, Inc.
(b)
9.50%, 02/01/29 ................... USD 4,013 4,376,494
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a)(j)
... 2,760 2,760,704
8.38%, 06/01/31 ................... 1,099 1,136,759
9.88%, 02/01/32 ................... 1,677 1,809,389
Venture Global Plaquemines LNG LLC
(b)
7.50%, 05/01/33 ................... 605 653,366
6.50%, 01/15/34 ................... 1,387 1,426,878
7.75%, 05/01/35 ................... 569 623,889
6.75%, 01/15/36 ................... 1,447 1,488,537
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 925 921,096
Vital Energy, Inc.
7.75%, 07/31/29
(b)
.................. 134 121,926
9.75%, 10/15/30 ................... 257 241,084
7.88%, 04/15/32
(b)
.................. 639 560,857
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
....................... 347 345,279
Williams Cos., Inc. (The), 5.30%, 08/15/28 .... 237 242,678
Wintershall Dea Finance 2 BV , (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a)(c)(j)
..... EUR 1,321 1,560,289
107,092,266
Paper & Forest Products — 0.1%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
5.98%, 01/15/30
(a)
................ 367 415,437
6.13%, 06/15/31 ................... 1,011 1,119,141
Georgia-Pacific LLC, 4.40%, 06/30/28
(b)
...... USD 1,950 1,953,014
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
....................... 570 595,935
Magnera Corp., 7.25%, 11/15/31
(b)
......... 144 135,540
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(c)
EUR 1,760 1,983,124
Suzano Austria GmbH
2.50%, 09/15/28 ................... USD 103 95,847
Series DM3N, 3.13%, 01/15/32 ......... 879 770,980
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
....................... EUR 742 888,156
7,957,174

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.1%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a)(c)(j)
............ EUR 600 $ 698,414
American Airlines, Inc.
(b)
5.75%, 04/20/29 ................... USD 46 45,484
8.50%, 05/15/29 ................... 291 304,132
AS Mileage Plan IP Ltd.
(b)
5.02%, 10/20/29 ................... 587 582,017
5.31%, 10/20/31 ................... 1,736 1,722,094
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a)(c)
.. EUR 2,400 2,782,236
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 239 231,077
Latam Airlines Group SA, 7.88%, 04/15/30
(b)
... 310 319,982
OneSky Flight LLC, 8.88%, 12/15/29
(b)
....... 253 266,547
United Airlines Pass-Through Trust
Series 2020-1,Class A, 5.88%, 10/15/27 ... —
(n)
1
Series 2024-1,Class A, 5.88%, 02/15/37 ... 1,899 1,903,253
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... 393 383,771
9,239,008
Personal Care Products — 0.0%
Opal Bidco SAS
5.50%, 03/31/32
(c)
.................. EUR 1,086 1,276,610
6.50%, 03/31/32
(b)
.................. USD 851 859,541
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 675 682,064
2,818,215
Pharmaceuticals — 0.5%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
....... 5,200 5,294,062
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
269 273,030
Astrazeneca Finance LLC, 4.90%, 02/26/31 ... 37 37,925
Bausch Health Cos., Inc., 11.00%, 09/30/28
(b)
.. 1,724 1,771,410
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%), 4.50%,
03/25/82 ...................... EUR 1,500 1,731,687
Series NC5, (5-Year EUR Swap Annual +
3.43%), 6.63%, 09/25/83 ........... 200 244,338
(5-Year EUR Swap Annual + 3.90%), 7.00%,
09/25/83 ...................... 1,400 1,739,530
Bayer Corp., 6.65%, 02/15/28
(b)
........... USD 826 860,913
Bayer US Finance II LLC
(b)
4.25%, 12/15/25 ................... 3,806 3,796,295
4.38%, 12/15/28 ................... 1,722 1,701,144
Bayer US Finance LLC, 6.13%, 11/21/26
(b)
.... 5,163 5,243,342
Dolcetto Holdco SpA
(c)
5.63%, 07/14/32 ................... EUR 948 1,102,012
(3-mo. EURIBOR + 3.63%), 5.63%,
07/14/32
(a)
..................... 342 393,083
Eli Lilly & Co., 4.70%, 02/09/34 ........... USD 301 299,819
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(b)
178 189,362
Nidda Healthcare Holding GmbH, 7.00%,
02/21/30
(c)
....................... EUR 2,253 2,684,124
Organon & Co., 4.13%, 04/30/28
(b)
......... USD 600 567,906
Pfizer Investment Enterprises Pte. Ltd., 4.65%,
05/19/30 ........................ 2,423 2,442,909
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.86%, 12/31/29
(a)
................ EUR 366 423,526
6.75%, 12/31/29 ................... 530 638,332
Takeda Pharmaceutical Co. Ltd., 2.05%,
03/31/30 ........................ USD 1,029 919,540
Teva Pharmaceutical Finance Netherlands II BV
4.38%, 05/09/30 ................... EUR 2,085 2,435,675
7.88%, 09/15/31 ................... 1,452 1,996,919
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26 ................... USD 592 577,940
8.13%, 09/15/31 ................... 6,849 7,736,288
6.00%, 12/01/32 ................... 329 335,580
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Netherlands IV BV,
5.75%, 12/01/30 ................... USD 2,205 $ 2,233,224
47,669,915
Professional Services — 0.0%
Amentum Holdings, Inc., 7.25%, 08/01/32
(b)
... 275 284,480
CACI International, Inc., 6.38%, 06/15/33
(b)
.... 529 540,924
CoreLogic, Inc., 4.50%, 05/01/28
(b)
......... 2,008 1,892,542
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29
(b)
687 702,724
KBR, Inc., 4.75%, 09/30/28
(b)
............. 49 47,224
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(c)(i)
.............. EUR 1,400 548,534
Science Applications International Corp., 4.88%,
04/01/28
(b)
....................... USD 364 358,060
Verisk Analytics, Inc., 5.25%, 06/05/34 ...... 298 302,767
4,677,255
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 8.25%, 12/31/28 .... EUR 3,178 3,665,283
Alexandrite Lake Lux Holdings Sarl, 6.75%,
07/30/30
(c)
....................... 1,402 1,629,962
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 740 755,266
Anywhere Real Estate Group LLC
Series AI, 7.00%, 04/15/30 ............ 423 405,098
7.00%, 04/15/30
(b)
.................. 152 145,488
9.75%, 04/15/30
(b)
.................. 183 190,576
Aroundtown Finance SARL
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 515 690,133
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 3,301 3,929,865
Aroundtown SA , (5-Year EUR Swap Annual +
2.42%), 1.63%
(a)(c)(j)
................. 500 537,066
BRANICKS Group AG, 2.25%, 09/22/26
(c)
.... 900 684,469
Citycon OYJ, (5-Year EURIBOR ICE Swap Rate
+ 4.18%), 3.63%
(a)(c)(j)
................ 1,597 1,753,866
Citycon Treasury BV, 5.38%, 07/08/31
(c)
...... 425 500,456
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
....................... USD 566 606,614
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c)(d)
................. EUR 1,233 1,324,354
Fantasia Holdings Group Co. Ltd.
(c)(e)(k)
15.00%, 12/18/21 .................. USD 1,735 45,544
11.75%, 04/17/22 .................. 2,039 53,524
10.88%, 01/09/23 .................. 1,345 35,306
11.88%, 06/01/23 .................. 1,500 39,375
9.25%, 07/28/23 ................... 3,540 92,925
7.95%, 07/05/24 ................... 1,650 43,312
12.25%, 10/18/24 .................. 3,269 85,811
9.88%, 10/19/24 ................... 2,640 69,300
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a)(c)(j)
........... EUR 1,100 1,213,771
Heimstaden Bostad AB
(a)(c)(j)
(5-Year EUR Swap Annual + 3.91%), 3.38% 1,124 1,272,142
(5-Year EUR Swap Annual + 3.15%), 2.63% 1,725 1,887,906
Howard Hughes Corp. (The)
(b)
4.13%, 02/01/29 ................... USD 149 142,035
4.38%, 02/01/31 ................... 104 95,715
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a)(c)(j)
................. 544 541,960
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (i)
........ 1,059 345,225
Vivion Investments SARL, 8.25%, (8.25% Cash
or 8.25% PIK), 08/31/28
(c)(i)
............ EUR 2,744 3,069,787
25,852,134

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Residential REITs — 0.0%
American Homes 4 Rent LP
5.50%, 02/01/34 ................... USD 320 $ 325,313
5.50%, 07/15/34 ................... 903 915,094
5.25%, 03/15/35 ................... 187 185,644
AvalonBay Communities, Inc., 5.00%, 02/15/33 493 496,993
Camden Property Trust, 2.80%, 05/15/30 ..... 1,243 1,154,066
Invitation Homes Operating Partnership LP
5.50%, 08/15/33 ................... 860 873,897
4.88%, 02/01/35 ................... 584 562,961
UDR, Inc., 4.40%, 01/26/29 .............. 190 189,581
4,703,549
Retail REITs — 0.0%
Brixmor Operating Partnership LP
4.13%, 05/15/29 ................... 281 276,000
5.75%, 02/15/35 ................... 149 152,931
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
709 688,687
Realty Income Corp.
5.13%, 02/15/34 ................... 1,237 1,250,981
5.13%, 04/15/35 ................... 410 410,403
Regency Centers LP
5.25%, 01/15/34 ................... 775 786,606
5.10%, 01/15/35 ................... 471 470,718
4,036,326
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG, Series JUL, 10.50%,
03/30/29
(c)
....................... EUR 595 721,975
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $727,000), 6.50%, 03/20/45
(f)(h)
...... USD 727 734,270
Broadcom, Inc.
4.60%, 07/15/30 ................... 2,125 2,125,814
4.15%, 11/15/30 ................... 2,071 2,028,186
4.15%, 04/15/32
(b)
.................. 2,564 2,464,413
3.42%, 04/15/33
(b)
.................. 3,526 3,189,677
Entegris, Inc., 4.75%, 04/15/29
(b)
.......... 454 444,709
Foundry JV Holdco LLC
(b)
5.90%, 01/25/30 ................... 272 283,699
6.20%, 01/25/37 ................... 1,278 1,313,460
Kioxia Holdings Corp., 6.63%, 07/24/33
(b)
..... 417 412,631
Lam Research Corp.
4.00%, 03/15/29 ................... 200 198,123
1.90%, 06/15/30 ................... 122 108,690
Micron Technology, Inc., 6.05%, 11/01/35 ..... 3,008 3,130,643
MKS, Inc., 1.25%, 06/01/30
(l)
............. 681 660,964
NVIDIA Corp., 2.85%, 04/01/30 ........... 2,453 2,317,326
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
... 394 376,950
QUALCOMM, Inc., 5.00%, 05/20/35 ........ 2,517 2,521,396
SK Hynix, Inc., 6.50%, 01/17/33
(b)
.......... 576 622,708
23,655,634
Software — 0.6%
AppLovin Corp., 5.50%, 12/01/34 .......... 4,303 4,352,389
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 5,809 5,710,548
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 186 183,572
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 1,838 1,910,086
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 195 165,421
Central Parent, Inc., 7.25%, 06/15/29
(b)
...... 244 200,489
Clarivate Science Holdings Corp.
(b)
3.88%, 07/01/28 ................... 1,753 1,675,659
4.88%, 07/01/29 ................... 1,276 1,195,029
Cloud Software Group, Inc.
(b)
6.50%, 03/31/29 ................... 5,710 5,766,443
9.00%, 09/30/29 ................... 6,032 6,242,282
8.25%, 06/30/32 ................... 3,334 3,550,146
Elastic NV, 4.13%, 07/15/29
(b)
............ 613 583,008
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 1,402 1,420,248
Security
Par (000)
Par (000) Value
Software (continued)
Fair Isaac Corp.
(b)
4.00%, 06/15/28 ................... USD 259 $ 250,143
6.00%, 05/15/33 ................... 1,869 1,877,776
Helios Software Holdings, Inc.
4.63%, 05/01/28
(b)
.................. 250 236,334
7.88%, 05/01/29
(c)
.................. EUR 2,694 3,222,675
8.75%, 05/01/29
(b)
.................. USD 200 203,931
IPD 3 BV
5.50%, 06/15/31
(c)
.................. EUR 1,524 1,770,724
McAfee Corp., 7.38%, 02/15/30
(b)
.......... USD 572 530,352
Oracle Corp., 2.95%, 04/01/30 ............ 5,387 5,012,227
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
... 1,276 1,312,032
Synopsys, Inc., 5.00%, 04/01/32 .......... 3,932 3,972,482
TeamSystem SpA
(c)
5.00%, 07/01/31 ................... EUR 281 324,578
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53%, 07/31/31
(a)
................ 1,712 1,959,247
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19%, 07/01/32
(a)
................ 480 547,802
UKG, Inc., 6.88%, 02/01/31
(b)
............. USD 4,473 4,592,273
VMware LLC, 2.20%, 08/15/31 ............ 2,522 2,183,471
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
706 663,707
61,615,074
Specialized REITs — 0.1%
American Tower Corp.
5.50%, 03/15/28 ................... 1,539 1,576,733
5.80%, 11/15/28 ................... 163 169,212
2.30%, 09/15/31 ................... 883 765,913
5.40%, 01/31/35 ................... 3,146 3,200,266
Crown Castle, Inc.
5.00%, 01/11/28 ................... 97 97,813
3.80%, 02/15/28 ................... 622 609,673
4.80%, 09/01/28 ................... 41 41,197
5.60%, 06/01/29 ................... 201 207,255
3.10%, 11/15/29 ................... 404 379,244
2.25%, 01/15/31 ................... 43 37,581
5.10%, 05/01/33 ................... 390 388,167
5.80%, 03/01/34 ................... 124 128,699
Equinix, Inc., 3.20%, 11/18/29 ............ 781 737,281
Extra Space Storage LP, 5.40%, 02/01/34 .... 799 809,336
Iron Mountain, Inc.
(b)
5.25%, 07/15/30 ................... 26 25,551
5.63%, 07/15/32 ................... 245 241,805
6.25%, 01/15/33 ................... 968 984,532
SBA Communications Corp., 3.13%, 02/01/29 . 347 323,416
10,723,674
Specialty Retail — 0.2%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
... 258 259,313
Afflelou SAS, 6.00%, 07/25/29
(c)
........... EUR 326 389,653
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ................... USD 123 120,955
4.75%, 03/01/30 ................... 89 85,477
5.00%, 02/15/32
(b)
.................. 68 64,321
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.23%, 09/30/31
(a)
................ EUR 686 790,456
6.50%, 09/30/31 ................... 609 716,009
Carvana Co.
(b)(i)
11.00%, (11.00% Cash or 13.00% PIK),
06/01/30 ...................... USD 1,381 1,444,969
0.00%, (0.00% Cash or 14.00 % PIK),
06/01/31 ...................... 2,321 2,609,343
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
.... GBP 1,759 2,411,373
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 221 233,738

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Dufry One BV
4.50%, 05/23/32
(c)
.................. EUR 640 $ 739,680
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.15%, 07/15/31
(a)(c)
...... 1,451 1,666,302
eG Global Finance plc, 12.00%, 11/30/28
(b)
... USD 612 676,204
Global Auto Holdings Ltd., 11.50%, 08/15/29
(b)
. 200 198,517
Goldstory SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.18%, 02/01/30
(a)
................ EUR 496 573,309
6.75%, 02/01/30 ................... 711 846,298
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 144 146,673
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.... 350 353,336
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
.. 212 206,432
LCM Investments Holdings II LLC
(b)
4.88%, 05/01/29 ................... 155 150,632
8.25%, 08/01/31 ................... 859 908,238
Staples, Inc., 10.75%, 09/01/29
(b)
.......... 199 186,595
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
..... 3,753 3,742,848
19,520,671
Technology Hardware, Storage & Peripherals — 0.0%
Hewlett Packard Enterprise Co., 5.00%, 10/15/34 772 748,915
Seagate Data Storage Technology Pte. Ltd.
(b)
8.25%, 12/15/29 ................... 241 256,878
5.88%, 07/15/30 ................... 386 389,938
8.50%, 07/15/31 ................... 605 638,954
Xerox Corp., 10.25%, 10/15/30
(b)
.......... 134 137,774
2,172,459
Textiles, Apparel & Luxury Goods — 0.1%
Beach Acquisition Bidco LLC
5.25%, 07/15/32
(b)
.................. EUR 686 796,543
5.25%, 07/15/32
(c)
.................. 777 902,206
10.00%, (10.00% Cash or 10.75% PIK),
07/15/33
(b)(i)
.................... USD 1,384 1,442,923
Crocs, Inc.
(b)
4.25%, 03/15/29 ................... 415 394,773
4.13%, 08/15/31 ................... 40 36,157
European TopSoho SARL, Series SMCP, 4.00%,
09/21/21
(c)(e)(k)(l)
.................... EUR 1,300 1,045,672
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
....... USD 43 45,258
Levi Strauss & Co.
4.00%, 08/15/30
(b)
.................. EUR 190 220,526
4.00%, 08/15/30
(c)
.................. 362 420,160
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78%, 07/01/29
(a)(c)
............... 1,838 2,107,594
Under Armour, Inc., 7.25%, 07/15/30
(b)
....... USD 188 191,811
7,603,623
Tobacco — 0.1%
Altria Group, Inc., 2.45%, 02/04/32 ......... 925 796,556
BAT Capital Corp.
4.91%, 04/02/30 ................... 388 392,046
6.34%, 08/02/30 ................... 770 825,476
5.83%, 02/20/31 ................... 605 633,591
6.42%, 08/02/33 ................... 1,008 1,092,903
6.00%, 02/20/34 ................... 539 567,665
BAT International Finance plc, 5.93%, 02/02/29 1,086 1,134,537
Imperial Brands Finance plc, 4.50%, 06/30/28
(b)
2,785 2,779,065
Philip Morris International, Inc.
4.13%, 04/28/28 ................... 1,410 1,400,807
4.38%, 04/30/30 ................... 2,836 2,816,274
12,438,920
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC
(b)
1.95%, 09/20/26 ................... 2,394 2,319,870
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
4.80%, 10/24/30 ................... USD 4,513 $ 4,467,885
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
....................... 24 22,509
FTAI Aviation Investors LLC
(b)
5.50%, 05/01/28 ................... 570 568,624
7.88%, 12/01/30 ................... 288 305,357
7.00%, 05/01/31 ................... 2,733 2,835,613
7.00%, 06/15/32 ................... 1,346 1,393,933
5.88%, 04/15/33 ................... 1,223 1,212,043
GATX Corp., 3.50%, 03/15/28 ............ 225 219,114
Herc Holdings, Inc.
(b)
6.63%, 06/15/29 ................... 150 153,569
7.00%, 06/15/30 ................... 603 623,222
7.25%, 06/15/33 ................... 306 316,867
Imola Merger Corp., 4.75%, 05/15/29
(b)
...... 333 323,086
QXO Building Products, Inc., 6.75%, 04/30/32
(b)
1,430 1,472,577
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
....................... 1,242 1,264,233
WESCO Distribution, Inc.
(b)
6.63%, 03/15/32 ................... 70 72,227
6.38%, 03/15/33 ................... 1,295 1,325,769
18,896,498
Water Utilities — 0.0%
(c)
Thames Water Super Senior Issuer plc, 9.75%,
10/10/27 ........................ GBP 44 63,881
Thames Water Utilities Ltd., 0.00%, 03/22/27
(m)
. 29 31,938
95,819
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.63%, 04/22/29 ... USD 1,257 1,212,615
Connect Finco SARL, 9.00%, 09/15/29
(b)
..... 428 432,199
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
....................... 1,446 1,460,551
Eutelsat SA
(c)
1.50%, 10/13/28 ................... EUR 400 420,243
9.75%, 04/13/29 ................... 1,226 1,520,941
Rogers Communications, Inc.
3.80%, 03/15/32 ................... USD 793 739,024
Series NC5, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.65%),
7.00%, 04/15/55
(a)
................ 612 625,692
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.62%), 7.13%,
04/15/55
(a)
..................... 337 344,853
SoftBank Group Corp.
(c)
5.00%, 04/15/28 ................... EUR 247 288,825
5.38%, 01/08/29 ................... 1,714 2,006,558
5.25%, 10/10/29 ................... 613 711,760
5.88%, 07/10/31 ................... 741 875,509
5.75%, 07/08/32 ................... 1,746 2,030,986
6.38%, 07/10/33 ................... 428 506,503
Telefonica Europe BV
(a)(c)(j)
(7-Year EUR Swap Annual + 3.35%), 6.14% 1,200 1,483,157
(EUAMDB08 + 3.12%), 5.75% ......... 700 838,071
T-Mobile USA, Inc.
3.75%, 04/15/27 ................... USD 5 4,941
3.88%, 04/15/30 ................... 1,284 1,244,495
United States Cellular Corp., 6.70%, 12/15/33 . 543 570,088
Veon Midco BV, 3.38%, 11/25/27
(b)
......... 662 612,350
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(c)
.................. GBP 500 619,055
4.25%, 01/31/31
(b)
.................. USD 800 728,905
4.50%, 07/15/31
(c)
.................. GBP 2,011 2,410,973
4.75%, 07/15/31
(b)
.................. USD 400 370,068
5.63%, 04/15/32
(c)
.................. EUR 1,401 1,637,718

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
7.75%, 04/15/32
(b)
.................. USD 200 $ 208,341
Vodafone Group plc, 7.88%, 02/15/30 ....... 10 11,352
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a)(b)(i)(l)
............ 828 799,077
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a)(b)(i)
............ 233 216,163
Zegona Finance plc
(c)
6.75%, 07/15/29 ................... EUR 1,936 2,340,851
6.75%, 07/15/29
(b)
.................. 885 1,065,510
28,337,374
Total Corporate Bonds — 18.5%
(Cost: $1,889,858,107) ............................ 1,926,327,038
Equity-Linked Notes
Aerospace & Defense — 0.2%
(b)(c)
JPMorgan Structured Products BV (Airbus SE),
21.07%, 08/14/25 .................. 13 2,498,660
JPMorgan Structured Products BV (Boeing Co.
(The)), 21.46%, 09/22/25 ............. USD 16 3,550,378
JPMorgan Structured Products BV (GE
Aerospace), 16.42%, 09/02/25 .......... 23 6,149,919
Royal Bank of Canada (Boeing Co. (The)),
22.04%, 08/04/25 .................. 18 3,998,290
UBS AG (L3Harris Technologies, Inc.),
18.90%, 09/08/25 .................. 25 6,679,207
22,876,454
Air Freight & Logistics — 0.0%
Royal Bank of Canada (FedEx Corp.),
14.58%, 09/18/25
(b)(c)
................ 13 2,899,211
Automobile Components — 0.1%
(b)(c)
JPMorgan Structured Products BV (Lear Corp.),
24.15%, 08/04/25 .................. 15 1,425,978
Royal Bank of Canada (Aptiv plc),
22.81%, 09/22/25 .................. 33 2,173,300
Royal Bank of Canada (Lear Corp.),
25.53%, 09/22/25 .................. 14 1,277,205
Toronto-Dominion Bank (The) (Aptiv plc),
26.00%, 08/04/25 .................. 47 3,231,661
8,108,144
Automobiles — 0.0%
BNP Paribas SA (General Motors Co.),
25.06%, 08/28/25
(b)(c)
................ 29 1,556,031
Banks — 0.7%
(b)(c)
Barclays Bank plc (Banco Santander SA),
19.75%, 09/01/25 .................. EUR 59 5,410,249
Barclays Bank plc ( Citizens Financial Group,
Inc.), 21.54%, 09/02/25 ............... USD 36 1,761,638
Barclays Bank plc (Fifth Third Bancorp),
13.25%, 09/02/25 .................. 42 1,774,529
BNP Paribas SA (First Citizens BancShares,
Inc.), 19.81%, 09/11/25 ............... 5 10,793,496
JPMorgan Structured Products BV (Bank of
America Corp.), 10.56%, 08/29/25 ....... 92 4,318,032
JPMorgan Structured Products BV (BAWAG
Group AG), 27.09%, 09/12/25 .......... 45 3,582,730
JPMorgan Structured Products BV ( PNC
Financial Services Group, Inc. (The)),
12.51%, 08/29/25 .................. 9 1,777,839
JPMorgan Structured Products BV (US Bancorp),
12.97%, 09/02/25 .................. 40 1,808,434
JPMorgan Structured Products BV (Wells Fargo
& Co.), 22.62%, 08/21/25 ............. 134 10,833,405
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada (JPMorgan Chase & Co.),
12.22%, 08/28/25 .................. USD 63 $ 18,513,320
Royal Bank of Canada (KeyCorp),
22.14%, 09/04/25 .................. 97 1,753,062
Royal Bank of Canada (Wells Fargo & Co.),
19.12%, 08/28/25 .................. 77 6,160,708
68,487,442
Beverages — 0.1%
(b)(c)
Barclays Bank plc (Pernod Ricard SA),
37.27%, 08/14/25 .................. EUR 12 1,199,281
Societe Generale SA (Keurig Dr Pepper, Inc.),
15.67%, 08/25/25 .................. USD 84 2,755,379
Societe Generale SA (PepsiCo, Inc.),
10.10%, 09/02/25 .................. 29 4,042,283
7,996,943
Biotechnology — 0.2%
(b)(c)
BNP Paribas SA (Biogen, Inc.), 25.33%, 08/01/25 27 3,430,766
Citigroup, Inc. (Gilead Sciences, Inc.),
22.91%, 08/11/25 .................. 53 5,974,100
Nomura Holdings, Inc. (Biogen, Inc.),
20.46%, 09/15/25 .................. 47 6,205,905
15,610,771
Broadline Retail — 0.5%
(b)(c)
BNP Paribas SA (eBay, Inc.), 16.28%, 09/15/25 79 7,260,987
JPMorgan Structured Products BV (Etsy, Inc.),
25.79%, 09/12/25 .................. 55 3,526,632
JPMorgan Structured Products BV (PDD
Holdings, Inc.)
30.43%, 08/04/25 .................. 33 3,478,305
27.48%, 09/22/25 .................. 14 1,628,052
Societe Generale SA (Amazon.com, Inc.)
17.53%, 08/04/25 .................. 141 31,457,360
18.26%, 09/15/25 .................. 40 9,409,612
56,760,948
Building Products — 0.1%
(b)(c)
JPMorgan Structured Products BV (Fortune
Brands Innovations, Inc.), 21.44%, 09/22/25 . 66 3,707,649
Royal Bank of Canada (Lennox International,
Inc.), 14.79%, 09/08/25 ............... 4 2,257,049
UBS AG (Johnson Controls International plc),
24.80%, 08/18/25 .................. 13 1,363,168
7,327,866
Capital Markets — 0.6%
(b)(c)
Barclays Bank plc (Goldman Sachs Group, Inc.
(The)), 13.70%, 08/29/25 ............. 13 9,198,250
Barclays Bank plc (Nasdaq, Inc.),
9.24%,  09/08/25 ................... 32 3,059,526
JPMorgan Structured Products BV (CME Group,
Inc.), 8.95%, 09/08/25 ............... 9 2,417,376
JPMorgan Structured Products BV (Evercore,
Inc.), 20.06%, 09/12/25 ............... 12 3,623,160
JPMorgan Structured Products BV (Morgan
Stanley), 17.32%, 08/29/25 ............ 65 9,240,242
Nomura Holdings, Inc. (FactSet Research
Systems, Inc.), 10.95%, 09/22/25 ........ 6 2,243,166
Nomura Holdings, Inc. (Intercontinental
Exchange, Inc.), 15.92%, 08/18/25 ....... 20 3,587,253
Royal Bank of Canada (Bank of New York Mellon
Corp. (The)), 13.55%, 08/28/25 ......... 63 6,218,192
Royal Bank of Canada (Blackstone, Inc.),
22.48%, 09/08/25 .................. 17 2,944,520
Royal Bank of Canada (Moody's Corp.),
10.58%,  09/08/25 .................. 5 2,418,421

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Royal Bank of Canada (State Street Corp.),
12.66%, 08/28/25 .................. USD 23 $ 2,488,299
Royal Bank of Canada (Stifel Financial Corp.),
17.43%, 09/12/25 .................. 32 3,601,426
Societe Generale SA ( Carlyle Group, Inc. (The)),
26.12%, 08/25/25 .................. 60 3,525,391
Societe Generale SA (Cboe Global Markets,
Inc.), 12.67%, 08/04/25 ............... 13 3,115,720
57,680,942
Chemicals — 0.3%
(b)(c)
Barclays Bank plc (Corteva, Inc.),
7.98%, 08/06/25 ................... 48 3,470,165
Barclays Bank plc (PPG Industries, Inc.),
21.08%, 09/11/25 .................. 30 3,209,028
BMO Capital Markets Corp. (International Flavors
& Fragrances, Inc.), 25.39%, 08/18/25 .... 43 3,082,930
HSBC Bank plc (Celanese Corp.),
28.24%, 08/04/25 .................. 65 3,417,165
Royal Bank of Canada ( CF Industries Holdings,
Inc.), 20.33%, 08/06/25 ............... 31 2,873,945
Societe Generale SA (Linde plc),
11.12%, 08/04/25 .................. 10 4,665,557
Societe Generale SA (Mosaic Co. (The)),
22.60%, 08/06/25 .................. 180 6,481,641
Toronto-Dominion Bank (The) (Air Products and
Chemicals, Inc.), 27.14%, 08/11/25 ....... 11 3,060,523
30,260,954
Commercial Services & Supplies — 0.1%
(b)(c)
Barclays Bank plc (Cintas Corp.),
8.98%, 09/02/25 ................... 14 3,030,271
Barclays Bank plc (Rentokil Initial plc),
30.00%, 09/01/25 .................. GBP 742 3,473,974
Royal Bank of Canada (Waste Management,
Inc.), 10.12%, 09/11/25 ............... USD 21 4,733,302
11,237,547
Communications Equipment — 0.1%
(b)(c)
Nomura Bank International plc (Cisco Systems,
Inc.), 14.33%, 09/15/25 ............... 65 4,423,987
Royal Bank of Canada (Cisco Systems, Inc.),
11.25%, 08/14/25 .................. 156 10,647,805
15,071,792
Construction & Engineering — 0.1%
(b)(c)
Royal Bank of Canada (Vinci SA),
23.42%, 08/07/25 .................. 40 4,255,223
Societe Generale SA (Fluor Corp.),
31.69%, 08/04/25 .................. 124 6,419,704
10,674,927
Construction Materials — 0.1%
(b)(c)
Nomura Holdings, Inc. (Vulcan Materials Co.),
13.17%, 09/15/25 .................. 13 3,685,939
Societe Generale SA ( Martin Marietta Materials,
Inc.), 12.40%, 08/08/25 ............... 9 4,910,767
Societe Generale SA (Vulcan Materials Co.),
12.63%, 08/06/25 .................. 9 2,461,678
11,058,384
Consumer Finance — 0.1%
(b)(c)
Barclays Bank plc (Capital One Financial Corp.),
17.33%, 09/08/25 .................. 23 4,820,078
Barclays Bank plc ( Synchrony Financial),
20.00%, 09/04/25 .................. 34 2,400,259
7,220,337
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.3%
(b)(c)
BNP Paribas SA (Kroger Co. (The)),
12.50%, 09/15/25 .................. USD 50 $ 3,546,390
HSBC Bank plc (Walmart, Inc.),
13.24%, 08/21/25 .................. 137 13,308,910
Royal Bank of Canada ( Costco Wholesale
Corp.), 9.71%, 09/26/25 .............. 16 14,723,782
Societe Generale SA (Dollar Tree, Inc.),
32.70%, 09/15/25 .................. 22 2,477,538
34,056,620
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc (Crown Holdings, Inc.),
13.90%, 09/04/25 .................. 17 1,732,403
JPMorgan Structured Products BV (Sealed Air
Corp.), 23.39%, 08/21/25 ............. 77 2,289,154
UBS AG (Ball Corp.), 13.90%, 08/04/25 ...... 64 3,683,191
UBS AG (Sealed Air Corp.), 24.80%, 08/18/25 . 59 1,728,051
9,432,799
Diversified Telecommunication Services — 0.2%
(b)(c)
Barclays Bank plc (TELUS Corp.),
9.93%, 09/08/25 ................... 218 5,992,006
JPMorgan Structured Products BV ( Verizon
Communications, Inc.), 23.06%, 08/21/25 .. 85 3,662,210
Royal Bank of Canada (Verizon Communications,
Inc.), 10.18%, 09/04/25 ............... 141 6,040,248
15,694,464
Electric Utilities — 0.2%
(b)(c)
JPMorgan Structured Products BV (American
Electric Power Co., Inc.), 12.85%, 08/04/25 . 17 1,816,296
JPMorgan Structured Products BV (Entergy
Corp.), 14.26%, 09/12/25 ............. 40 3,609,237
Nomura Bank International plc (Exelon Corp.),
18.71%, 08/25/25 .................. 114 4,996,799
Royal Bank of Canada (American Electric Power
Co., Inc.)
13.92%, 09/12/25 .................. 32 3,616,885
19.05%, 09/22/25 .................. 15 1,706,886
Toronto-Dominion Bank (The) (PG&E Corp.),
27.02%, 09/08/25 .................. 98 1,352,040
17,098,143
Electrical Equipment — 0.2%
(b)(c)
Mizuho Markets Cayman LP (Generac Holdings,
Inc.), 18.97%, 09/12/25 ............... 21 3,850,847
Royal Bank of Canada (GE Vernova, Inc.),
26.73%, 09/08/25 .................. 12 7,532,433
Royal Bank of Canada (Sensata Technologies
Holding plc), 28.20%, 08/04/25 ......... 38 1,140,560
Societe Generale SA (Emerson Electric Co.),
14.28%, 08/07/25 .................. 32 4,341,600
16,865,440
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Barclays Bank plc ( Zebra Technologies Corp.),
17.82%, 08/06/25 .................. 24 7,658,183
Nomura Holdings, Inc. (Corning, Inc.),
18.75%, 09/11/25 .................. 48 3,034,876
UBS AG (Keysight Technologies, Inc.),
27.20%, 08/25/25 .................. 5 837,350
11,530,409
Energy Equipment & Services — 0.0%
Royal Bank of Canada (Baker Hughes Co.),
21.17%, 09/08/25
(b)(c)
................ 53 2,418,937

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.2%
(b)(c)
BMO Capital Markets Corp. (Electronic Arts,
Inc.), 21.55%, 08/11/25 ............... USD 30 $ 4,536,173
Royal Bank of Canada (Electronic Arts, Inc.),
12.94%, 09/12/25 .................. 31 4,696,058
Societe Generale SA (Walt Disney Co. (The))
14.04%, 08/07/25 .................. 66 7,761,925
23.50%, 08/25/25 .................. 15 1,729,411
18,723,567
Financial Services — 0.6%
(b)(c)
BNP Paribas SA (Affirm Holdings, Inc.),
32.60%, 08/29/25 .................. 71 4,791,878
JPMorgan Structured Products BV (Fiserv, Inc.),
16.43%, 09/08/25 .................. 52 7,231,823
JPMorgan Structured Products BV (Visa, Inc.),
10.65%, 09/12/25 .................. 22 7,791,286
Mizuho Markets Cayman LP (Visa, Inc.),
21.42%, 09/08/25 .................. 6 1,918,601
Morgan Stanley & Co. LLC (Fidelity National
Information Services, Inc.), 23.65%, 08/07/25 82 6,483,947
Nomura Bank International plc (Global Payments,
Inc.), 22.71%, 09/15/25 ............... 18 1,422,333
Nomura Holdings, Inc. (Mastercard, Inc.),
9.06%, 09/15/25 ................... 21 11,943,767
Nomura Holdings, Inc. (Voya Financial, Inc.),
25.15%, 08/11/25 .................. 48 3,243,173
Royal Bank of Canada (PayPal Holdings, Inc.),
19.01%, 09/11/25 .................. 126 8,753,885
UBS AG ( Global Payments, Inc.),
18.10%, 08/08/25 .................. 47 3,661,713
57,242,406
Food Products — 0.1%
(b)(c)
BNP Paribas SA ( Lamb Weston Holdings, Inc.),
43.42%, 08/28/25 .................. 56 3,082,215
Mizuho Markets Cayman LP (Kraft Heinz Co.
(The)), 23.02%, 09/08/25 ............. 184 5,080,406
8,162,621
Ground Transportation — 0.1%
(b)(c)
Barclays Bank plc (Lyft, Inc.), 34.10%, 08/07/25 279 3,885,887
Societe Generale SA ( Uber Technologies, Inc.),
29.13%, 08/06/25 .................. 85 7,317,568
11,203,455
Health Care Equipment & Supplies — 0.2%
(b)(c)
BNP Paribas SA (Medtronic plc),
19.01%, 08/28/25 .................. 73 6,520,427
JPMorgan Structured Products BV (Boston
Scientific Corp.), 6.79%, 09/08/25 ........ 86 9,073,522
JPMorgan Structured Products BV (Koninklijke
Philips NV), 17.77%, 09/18/25 .......... EUR 64 1,708,966
Societe Generale SA (Becton Dickinson & Co.),
24.88%, 09/15/25 .................. USD 29 5,196,764
UBS AG (IDEXX Laboratories, Inc.),
14.70%, 08/06/25 .................. 6 3,025,105
25,524,784
Health Care Providers & Services — 0.7%
(b)(c)
Barclays Bank plc (Universal Health Services,
Inc.), 24.59%, 09/09/25 ............... 15 2,440,149
BNP Paribas SA (Humana, Inc.),
21.22%, 09/12/25 .................. 38 9,503,295
BNP Paribas SA (Labcorp Holdings, Inc.),
11.71%, 08/01/25 .................. 21 5,474,414
BNP Paribas SA (Quest Diagnostics, Inc.),
11.16%, 09/04/25 .................. 34 5,744,541
BNP Paribas SA (Tenet Healthcare Corp.),
27.58%, 09/04/25 .................. 16 2,486,215
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
BNP Paribas SA (UnitedHealth Group, Inc.),
26.21%, 09/11/25 .................. USD 29 $ 7,404,354
Mizuho Markets Cayman LP (Centene Corp.),
25.02%, 08/18/25 .................. 30 809,189
Mizuho Markets Cayman LP (CVS Health Corp.),
26.87%, 08/18/25 .................. 125 7,882,332
Morgan Stanley & Co. LLC (Cardinal Health,
Inc.), 13.36%, 08/14/25 ............... 12 1,824,451
Morgan Stanley & Co. LLC (McKesson Corp.),
12.97%, 08/07/25 .................. 3 1,785,021
Nomura Holdings, Inc. (Cardinal Health, Inc.),
12.48%, 08/14/25 .................. 52 8,159,297
Royal Bank of Canada (McKesson Corp.),
10.13%, 08/07/25 .................. 11 7,425,358
Societe Generale SA (Cardinal Health, Inc.),
20.41%, 09/15/25 .................. 31 4,788,491
Toronto-Dominion Bank (The) (Elevance Health,
Inc.), 18.35%, 09/08/25 ............... 8 2,207,953
UBS AG (Labcorp Holdings, Inc.),
17.10%, 08/21/25 .................. 14 3,764,520
71,699,580
Health Care REITs — 0.1%
(b)(c)
BNP Paribas SA (Alexandria Real Estate
Equities, Inc.), 18.19%, 09/04/25 ........ 30 2,302,523
Royal Bank of Canada (Welltower, Inc.),
16.85%, 09/11/25 .................. 22 3,608,090
5,910,613
Health Care Technology — 0.0%
BNP Paribas SA (Veeva Systems, Inc.),
13.52%, 08/29/25
(b)(c)
................ 17 4,782,105
Hotels, Restaurants & Leisure — 0.5%
(b)(c)
Barclays Bank plc (Life Time Group Holdings,
Inc.), 23.70%, 08/01/25 ............... 103 2,997,789
BNP Paribas SA (Booking Holdings, Inc.),
11.93%, 09/12/25 .................. 1 4,500,842
BNP Paribas SA (Carnival Corp.),
16.25%, 10/01/25 .................. 104 3,073,094
BNP Paribas SA (Wingstop, Inc.),
30.28%, 09/12/25 .................. 7 2,455,304
JPMorgan Structured Products BV (Cheesecake
Factory, Inc. (The)), 26.54%, 09/12/25 ..... 36 2,404,675
Nomura Holdings, Inc. (Aristocrat Leisure Ltd.),
14.72%, 09/15/25 .................. 29 6,019,160
Nomura Holdings, Inc. (Hilton Worldwide
Holdings, Inc.), 14.96%, 08/07/25 ........ 14 3,711,430
Royal Bank of Canada (Domino's Pizza, Inc.),
15.92%, 09/04/25 .................. 8 3,523,508
Royal Bank of Canada (Hilton Worldwide
Holdings, Inc.), 10.00%, 09/08/25 ........ 9 2,423,753
Royal Bank of Canada (Las Vegas Sands Corp.),
21.88%, 09/08/25 .................. 83 4,343,440
Societe Generale SA (Airbnb, Inc.),
22.08%, 08/06/25 .................. 31 4,090,148
Societe Generale SA ( Booking Holdings, Inc.),
9.58%, 08/01/25 ................... 1 6,038,760
UBS AG (DoorDash, Inc.), 25.80%, 08/07/25 .. 20 4,831,441
UBS AG (Hyatt Hotels Corp.), 20.20%, 08/06/25 27 3,756,729
54,170,073
Household Durables — 0.1%
(b)(c)
Barclays Bank plc (DR Horton, Inc.),
27.95%, 09/04/25 .................. 16 2,305,192
Barclays Bank plc (PulteGroup, Inc.),
25.82%, 09/04/25 .................. 20 2,303,798

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Royal Bank of Canada (Toll Brothers, Inc.),
24.14%, 08/21/25 .................. USD 25 $ 2,985,180
7,594,170
Household Products — 0.1%
(b)(c)
Royal Bank of Canada (Henkel AG & Co. KGaA),
11.00%, 09/18/25 .................. EUR 51 3,930,893
Royal Bank of Canada ( Procter & Gamble Co.
(The)), 10.36%, 09/11/25 ............. USD 46 7,045,843
10,976,736
Industrial REITs — 0.0%
(b)(c)
JPMorgan Structured Products BV (Prologis,
Inc.), 16.36%, 08/29/25 ............... 16 1,764,244
Nomura Holdings, Inc. (STAG Industrial, Inc.),
19.19%, 08/28/25 .................. 46 1,608,759
3,373,003
Insurance — 0.2%
(b)(c)
Barclays Bank plc (Progressive Corp. (The)),
15.11%, 08/29/25 .................. 15 3,534,126
JPMorgan Structured Products BV (Marsh &
McLennan Cos., Inc.), 12.55%, 09/02/25 ... 8 1,706,381
JPMorgan Structured Products BV (Travelers
Cos., Inc. (The)), 9.43%, 09/02/25 ....... 18 4,827,978
Nomura Bank International plc (Fidelity National
Financial, Inc.), 22.76%, 08/18/25 ........ 50 2,708,101
Nomura Holdings, Inc. (Fidelity National
Financial, Inc.), 24.08%, 08/11/25 ........ 50 2,713,658
Royal Bank of Canada ( American International
Group, Inc.), 26.00%, 08/07/25 ......... 54 4,242,910
UBS AG (Willis Towers Watson plc),
20.50%, 09/08/25 .................. 14 4,296,544
24,029,698
Interactive Media & Services — 0.8%
(b)(c)
Barclays Bank plc (Alphabet, Inc.),
17.95%, 09/08/25 .................. 188 36,294,470
Citigroup, Inc. ( Meta Platforms, Inc.),
15.60%, 09/15/25 .................. 62 47,827,640
84,122,110
IT Services — 0.1%
(b)(c)
Nomura Holdings, Inc. ( Cognizant Technology
Solutions Corp.), 14.92%, 09/15/25 ....... 67 4,704,185
Societe Generale SA (Twilio, Inc.),
23.24%, 08/04/25 .................. 37 4,527,527
Toronto-Dominion Bank (The) (Cognizant
Technology Solutions Corp.),
16.24%, 08/04/25 .................. 41 2,973,960
12,205,672
Leisure Products — 0.0%
Royal Bank of Canada (Hasbro, Inc.),
22.58%, 08/07/25
(b)(c)
................ 36 2,603,173
Life Sciences Tools & Services — 0.1%
(b)(c)
JPMorgan Structured Products BV (Thermo
Fisher Scientific, Inc.), 19.42%, 09/08/25 ... 18 8,376,056
Nomura Holdings, Inc. (Danaher Corp.),
19.93%, 09/04/25 .................. 22 4,340,074
12,716,130
Machinery — 0.3%
(b)(c)
BNP Paribas SA (Seatrium Ltd.),
21.93%, 09/11/25 .................. 63 1,642,642
JPMorgan Structured Products BV (Fortive
Corp.), 13.14%, 09/12/25 ............. 72 3,591,684
Nomura Holdings, Inc. (Deere & Co.),
16.72%, 08/14/25 .................. 14 7,310,797
Security
Par (000)
Par (000) Value
Machinery (continued)
Nomura Holdings, Inc. (PACCAR, Inc.),
17.25%, 09/04/25 .................. USD 19 $ 1,828,374
Royal Bank of Canada (Flowserve Corp.),
24.27%, 09/11/25 .................. 88 4,902,645
Societe Generale SA (Caterpillar, Inc.),
14.50%, 08/06/25 .................. 16 6,271,628
Societe Generale SA (CNH Industrial NV),
27.43%, 08/25/25 .................. 132 1,731,884
UBS AG (Parker-Hannifin Corp.),
13.20%, 08/07/25 .................. 5 3,761,591
31,041,245
Media — 0.2%
(b)(c)
Barclays Bank plc (Interpublic Group of Cos., Inc.
(The)), 25.06%, 09/04/25 ............. 118 2,933,081
BMO Capital Markets Corp. (Comcast Corp.),
20.04%, 09/22/25 .................. 165 5,401,817
Morgan Stanley & Co. LLC (Fox Corp.),
10.04%, 08/06/25 .................. 47 2,401,044
Nomura Holdings, Inc. (Comcast Corp.),
13.73%, 09/15/25 .................. 145 4,735,027
15,470,969
Metals & Mining — 0.0%
(b)(c)
BNP Paribas SA (Teck Resources Ltd.),
38.63%, 08/28/25 .................. 54 1,814,442
Royal Bank of Canada ( Teck Resources Ltd.),
20.18%, 09/22/25 .................. 29 2,032,220
3,846,662
Multi-Utilities — 0.0%
Morgan Stanley & Co. LLC (Sempra),
24.96%,  08/07/25
(b)(c)
................ 30 2,312,288
Oil, Gas & Consumable Fuels — 0.3%
(b)(c)
Barclays Bank plc (BP plc), 29.35%, 09/01/25 .. GBP 981 5,210,064
Barclays Bank plc (Valero Energy Corp.),
22.90%, 09/08/25 .................. USD 13 1,798,866
HSBC Bank plc (Marathon Petroleum Corp.),
16.84%, 08/06/25 .................. 21 3,581,541
JPMorgan Structured Products BV (Exxon Mobil
Corp.), 14.14%, 08/04/25 ............. 32 3,584,914
Nomura Holdings, Inc. (BP PLC),
10.14%, 09/15/25 .................. 33 4,802,418
Royal Bank of Canada (Shell plc),
14.09%, 08/14/25 .................. GBP 177 6,187,069
Societe Generale SA (Chevron Corp.),
15.36%, 08/04/25 .................. USD 25 3,738,419
Societe Generale SA (Kinder Morgan, Inc.),
21.01%, 09/02/25 .................. 110 3,076,630
31,979,921
Pharmaceuticals — 0.2%
(b)(c)
Barclays Bank plc (Bayer AG), 29.34%, 09/18/25 EUR 94 3,079,979
JPMorgan Structured Products BV (Johnson &
Johnson), 11.24%, 08/29/25 ........... USD 25 4,191,621
Societe Generale SA (Elanco Animal Health,
Inc.), 28.72%, 08/08/25 ............... 442 5,971,426
Societe Generale SA (Eli Lilly & Co.),
26.20%, 08/08/25 .................. 12 8,621,477
21,864,503
Professional Services — 0.1%
(b)(c)
BMO Capital Markets Corp. (SS&C Technologies
Holdings, Inc.), 16.92%, 08/18/25 ........ 69 5,760,300
Royal Bank of Canada (SS&C Technologies
Holdings, Inc.), 24.91%, 08/07/25 ........ 31 2,593,828

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services (continued)
Toronto-Dominion Bank (The) ( Leidos Holdings,
Inc.), 22.09%, 08/11/25 ............... USD 25 $ 3,920,377
12,274,505
Real Estate Management & Development — 0.0%
Royal Bank of Canada (CBRE Group, Inc.),
13.14%, 09/11/25
(b)(c)
................ 30 4,730,487
Semiconductors & Semiconductor Equipment — 0.8%
(b)(c)
BNP Paribas SA (NVIDIA Corp.),
33.39%, 08/28/25 .................. 11 1,925,630
BNP Paribas SA (Texas Instruments, Inc.),
18.32%, 09/08/25 .................. 19 3,572,001
Citigroup, Inc. (NVIDIA Corp.), 17.21%, 08/28/25 368 63,384,156
Nomura Holdings, Inc. (Analog Devices, Inc.),
14.12%, 08/21/25 .................. 22 4,886,064
Societe Generale SA (Intel Corp.),
31.52%, 09/15/25 .................. 32 647,089
Toronto-Dominion Bank (The) (Monolithic Power
Systems, Inc.), 33.81%, 08/04/25 ........ 8 5,713,077
80,128,017
Software — 0.7%
(b)(c)
Barclays Bank plc (Microsoft Corp.),
14.66%, 09/11/25 .................. 13 6,502,719
Barclays Bank plc (Palo Alto Networks, Inc.),
12.63%, 08/20/25 .................. 15 2,683,401
Barclays Bank plc (ServiceNow, Inc.),
16.99%, 09/08/25 .................. 9 8,775,636
BNP Paribas SA (Adobe, Inc.), 13.91%, 09/15/25 26 9,405,218
BNP Paribas SA (Salesforce, Inc.),
15.19%, 08/29/25 .................. 57 14,678,287
HSBC Bank plc (AppLovin Corp.),
45.53%, 08/07/25 .................. 5 1,765,532
Nomura Holdings, Inc. (Autodesk, Inc.),
10.27%, 08/29/25 .................. 14 4,179,986
Nomura Holdings, Inc. (Cadence Design
Systems, Inc.), 16.61%, 09/11/25 ........ 20 7,253,851
Nomura Holdings, Inc. (Intuit, Inc.),
9.85%, 08/22/25 ................... 8 6,174,879
Nomura Holdings, Inc. (Roper Technologies,
Inc.), 10.45%, 09/04/25 ............... 6 3,543,263
Nomura Holdings, Inc. (Workday, Inc.),
13.03%, 08/22/25 .................. 17 3,956,847
Royal Bank of Canada (Manhattan Associates,
Inc.), 15.03%, 09/08/25 ............... 11 2,413,702
Societe Generale SA (Adobe, Inc.),
15.90%, 08/15/25 .................. 10 3,457,580
74,790,901
Specialized REITs — 0.1%
(b)(c)
Mizuho Markets Cayman LP (Crown Castle, Inc.),
21.87%, 08/28/25 .................. 28 2,896,852
Nomura Holdings, Inc. (Equinix, Inc.)
11.08%, 08/07/25 .................. 4 3,118,034
18.71%, 09/15/25 .................. 8 5,964,592
11,979,478
Specialty Retail — 0.2%
(b)(c)
BNP Paribas SA (AutoZone, Inc.),
9.59%, 09/25/25 ................... 1 5,476,388
BNP Paribas SA ( Best Buy Co., Inc.),
30.14%, 09/02/25 .................. 44 2,869,547
Nomura Holdings, Inc. (Advance Auto Parts,
Inc.), 30.09%, 08/22/25 ............... 73 3,681,980
Royal Bank of Canada (Ulta Beauty, Inc.),
14.25%, 08/29/25 .................. 8 3,740,039
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
UBS AG ( TJX Cos., Inc. (The)),
11.80%, 08/21/25 .................. USD 48 $ 5,977,330
21,745,284
Technology Hardware, Storage & Peripherals — 0.6%
(b)(c)
Bank of Montreal (Dell Technologies, Inc.),
32.40%, 08/29/25 .................. 29 3,697,378
Barclays Bank plc (Western Digital Corp.),
26.64%, 09/11/25 .................. 72 5,173,278
Nomura Bank International plc (HP, Inc.),
23.30%, 08/25/25 .................. 182 4,559,789
Nomura Holdings, Inc. (Western Digital Corp.),
31.22%, 09/15/25 .................. 61 4,726,901
Royal Bank of Canada (Seagate Technology
Holdings plc), 21.94%, 09/12/25 ......... 21 3,122,551
Toronto-Dominion Bank (The) (Apple, Inc.),
15.17%, 08/04/25 .................. 184 38,126,134
59,406,031
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
Barclays Bank plc (Burberry Group plc),
33.62%, 08/14/25 .................. GBP 118 1,793,214
Barclays Bank plc (Swatch Group AG (The)),
28.44%, 08/14/25 .................. CHF 17 2,734,227
BMO Capital Markets Corp. (NIKE, Inc.),
20.96%, 09/15/25 .................. USD 11 816,842
JPMorgan Structured Products BV (VF Corp.),
43.51%, 09/12/25 .................. 270 3,554,189
Royal Bank of Canada (Tapestry, Inc.),
18.62%, 08/15/25 .................. 42 3,837,128
12,735,600
Tobacco — 0.1%
(b)(c)
Barclays Bank plc (British American Tobacco plc),
16.33%, 09/18/25 .................. GBP 84 4,349,357
Royal Bank of Canada (Altria Group, Inc.),
8.40%, 09/12/25 ................... USD 100 6,148,127
10,497,484
Transportation Infrastructure — 0.1%
Mizuho Markets Cayman LP (Aeroports de Paris
SA), 6.00%, 09/12/25
(b)(c)
.............. 19 5,991,912
Wireless Telecommunication Services — 0.0%
Barclays Bank plc (T-Mobile US, Inc.),
13.25%, 09/08/25
(b)(c)
................ 12 2,927,872
Total Equity-Linked Notes — 12.1%
(Cost: $1,259,677,791) ............................ 1,260,688,560
Fixed Rate Loan Interests
Financial Services — 0.3%
(f)
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 02/09/27 ................... 13,200 13,283,316
Houston Center, 1st Lien Term Loan,
0.00%
,
 05/09/30
(o)
.................. 25,237 2
Houston Center, Delayed Draw 1st Lien Term
Loan, 5.75%
,
 05/09/30 ............... 17,889 16,677,855
29,961,173
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan,
7.63%
,
 05/01/31 ................... 1,736 1,745,556
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3, 9.50%
,
 10/26/29 265 256,756

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software — 0.0%
Clover Holdings 2 LLC, 1st Lien Term Loan,
7.75%
,
 12/09/31 ................... USD 2,522 $ 2,515,376
Total Fixed Rate Loan Interests — 0.3%
(Cost: $34,322,447) ............................... 34,478,861
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
 06/24/30 ............. 1,505 1,513,473
Atlas CC Acquisition Corp., 1st Lien Term
Loan, (3-mo. CME Term SOFR + 4.25%),
0.00%
,
 05/25/29 ................... 613 443,913
Bleriot US Bidco, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
 10/31/30 ................... 1,317 1,317,908
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B, (6-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.18%
,
 08/03/29 ... 2,009 2,011,163
Cubic Corp., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
8.84%
,
 05/25/28 ................... 4,575 3,341,092
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1, 10/31/31
(p)
..................... 4,803 4,813,534
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2, 10/31/31
(p)
..................... 1,827 1,830,786
Goat Holdco LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.36%
,
 01/27/32 ................... 681 681,660
Kaman Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.08%
,
 02/26/32 ................... 1,032 1,032,238
Kaman Corp., Delayed Draw 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
 02/26/32 ............. 9 9,349
Peraton Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
 02/01/28 ................... 2,824 2,510,018
Peraton Corp., 2nd Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 7.75%),
12.18%
,
 02/01/29 .................. 658 417,599
Propulsion BC Newco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.04%
,
 09/14/29 ............. 276 277,378
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.05%
,
 11/06/28 ........ 417 418,179
TransDigm, Inc., 1st Lien Term Loan J, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
 02/28/31 ................... 10,847 10,877,323
TransDigm, Inc., 1st Lien Term Loan K, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
 03/22/30 ................... 1,125 1,129,070
TransDigm, Inc., 1st Lien Term Loan L, (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.80%
,
 01/19/32 ................... 1,204 1,207,177
33,831,860
Security
Par (000)
Par (000) Value
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan,
02/06/29
(p)
....................... USD 229 $ 212,400
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%, 05/06/30 ........... 4,522 4,520,061
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%, 01/28/32 ............ 3,005 3,003,738
Garrett Motion Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
 01/30/32 ............ 1,008 1,010,368
Gates Corp., 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
 06/04/31 ................... 3,752 3,744,930
RealTruck Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.47%
,
 01/31/28 ............. 689 639,974
Tenneco, Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%), 9.40% -
9.42%
,
 11/17/28 ................... 1,857 1,832,098
14,963,569
Automobiles — 0.0%
Dealer Tire Financial LLC, 1st Lien Term Loan
B5, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
 07/02/31
(a)
............ 1,799 1,793,555
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.65%, 01/24/29 ........... 1,327 995,680
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.80%, 01/24/29 ........... 2,554 2,537,657
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.40%, 01/24/30 ........... 940 430,634
Sazerac Co., Inc., 1st Lien Term Loan B1,
06/25/32
(p)
....................... 1,762 1,767,515
5,731,486
Biotechnology — 0.0%
Parexel International Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
 11/15/28
(a)
............ 3,740 3,743,664
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.25%), 7.72%
,
 11/23/28
(f)
. 614 614,080
StubHub Holdco Sub LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.11%
,
 03/15/30 .............. 6,216 6,149,497
6,763,577
Building Products — 0.1%
(a)
AZZ, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
6.86%
,
 05/14/29 ................... 263 262,999
Chariot Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.71%
,
 11/03/28 ................... 4,373 4,371,846
Chariot Buyer LLC, 1st Lien Term Loan B,
07/22/32
(p)
....................... 463 462,564
CP Atlas Buyer, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.61%
,
 07/08/30 ............. 1,671 1,592,463

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
CP Iris Holdco I, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.86%
,
 10/02/28 ................... USD 2,026 $ 2,018,482
Wilsonart LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
 08/05/31 ................... 4,739 4,606,855
13,315,209
Capital Markets — 0.3%
(a)
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B, 02/18/31
(p)
.............. 3,376 3,360,789
Aretec Group, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
 08/09/30 ............. 971 973,091
Ascensus Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
 08/02/28 ............. 3,021 3,021,314
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7, (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.05%
,
 12/20/29 ................... 2,987 2,994,355
BCPE Pequod Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
 11/25/31 .............. 1,993 1,995,496
Citadel Securities Global Holdings LLC,
Facility 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
 10/31/31 ................... 2,990 2,996,433
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.33%
,
 04/07/28 .. 2,484 2,486,810
Focus Financial Partners LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
 09/15/31 ........ 1,946 1,946,667
Goodarz Holding Co. SARL, Delayed Draw 1st
Lien Term Loan, 12/09/26
(f)(p)
........... EUR 3,977 4,536,122
GTCR Everest Borrower LLC, 1st Lien Term
Loan, 09/05/31
(p)
................... USD 761 760,878
Jane Street Group LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.33%
,
 12/15/31 ............. 3,585 3,567,581
Jefferies Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.35%
,
 10/21/31 ............. 987 988,896
Osaic Holdings, Inc., 1st Lien Term Loan,
07/19/32
(p)
....................... 3,266 3,266,000
Osaic Holdings, Inc., 1st Lien Term Loan B4,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
 08/17/28 ............. 1,640 1,640,934
34,535,366
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.46%
,
 11/24/27 ............ 1,754 1,683,476
Chemours Co. (The), 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
 08/18/28
(f)
............. 1,039 1,037,618
Derby Buyer LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.34%
,
 11/01/30 ................... 2,773 2,766,758
Discovery Purchaser Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
 10/04/29 ............. 181 180,839
Security
Par (000)
Par (000) Value
Chemicals (continued)
Element Solutions, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 12/18/30 .............. USD 2,354 $ 2,363,315
Fortis 333, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.80%
,
 03/29/32 ................... 975 966,878
HB Fuller Co., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
 02/15/30 ................... 1,793 1,802,319
Ineos US Finance LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.61%
,
 02/18/30 ............. 628 582,311
Ineos US Petrochem LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%
,
 10/07/31
(f)
............. 738 668,026
Lonza Group AG, Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.32%
,
 07/03/28 ............. 2,173 1,930,476
Minerals Technologies, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 11/26/31 .............. 1,998 1,996,721
Momentive Performance Materials, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.36%
,
 03/29/28 ........ 2,267 2,267,804
Nouryon Finance BV, 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.51%
,
 04/03/28 ............. 1,921 1,919,611
Olympus Water US Holding Corp., 1st Lien Term
Loan B, 07/23/32
(p)
.................. 2,456 2,448,018
Olympus Water US Holding Corp., 1st Lien Term
Loan B6, (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
 06/23/31 ........ 3,562 3,545,829
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2, (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.64%
,
 04/08/31 .. 1,589 1,482,041
Paint Intermediate III LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
 10/09/31 ............. 684 683,218
Sparta US HoldCo LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.32%
,
 08/02/30 ............. 2,594 2,559,374
WR Grace Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
 09/22/28 ............. 3,116 3,115,498
34,000,130
Commercial Services & Supplies — 0.4%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan, 10/24/30
(f)(p)
.............. 1,043 1,045,187
Allied Universal Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.21%
,
 05/12/28 ............. 6,993 7,003,964
Anticimex Global AB, 1st Lien Term Loan B6,
(1-day SOFR at 0.50% Floor + 3.40%),
7.66%
,
 11/16/28 ................... 1,002 1,003,933
Aramark Services, Inc., 1st Lien Term Loan B8,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 06/24/30 ............. 3,863 3,863,888
Asplundh Tree Expert LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
 09/06/27 ............. 2,104 2,106,725
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.30%
,
 04/01/32 ............ 1,242 1,242,278

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Clean Harbors, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 10/10/28 ................... USD 1,660 $ 1,670,570
Garda World Security Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.34%
,
 02/01/29 ............. 2,542 2,538,872
Grant Thornton Advisors LLC, 1st Lien Term
Loan, 06/02/31
(p)
................... 1,800 1,799,863
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.07%
,
 10/17/30 ............ 741 741,313
LABL, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.46%
,
 10/30/28 ................... 2,343 2,115,286
Novelis, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.30%
,
 03/11/32 ................... 4,034 4,045,669
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1, (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
 10/15/30 ... 832 831,161
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2, 03/08/32
(p)
............. 3,200 3,181,593
Quartz AcquireCo LLC, 1st Lien Term Loan B2,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
 06/28/30 ............. 3,524 3,515,636
Reworld Holding Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
 11/30/28 .............. 2,183 2,185,558
Reworld Holding Corp., 1st Lien Term Loan C,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.59%
,
 11/30/28 .............. 169 168,754
Ryan LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.86%
,
 11/14/30 ................... 110 109,627
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B, (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.56%
,
 02/15/29 ... 435 434,902
Tempo Acquisition LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 08/31/28 .............. 3,024 3,015,006
TruGreen LP, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.46%
,
 11/02/27 ................... 863 829,983
Vestis Corp., 1st Lien Term Loan B1, (3-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
 02/24/31 ................... 939 895,734
44,345,502
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.10%
,
 10/24/30
(a)
.................. 2,109 2,115,469
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C, (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.78%
,
 08/01/30 ........ 5,488 4,579,440
Construction Partners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.86%
,
 11/03/31 .............. 600 602,235
Legence Holdings LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.61%
,
 12/15/28 ............. 1,098 1,100,273
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Pike Corp., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.44%
,
 01/21/28 ................... USD 1,968 $ 1,977,049
8,258,997
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 01/31/31 ................... 2,995 3,000,447
NEW AMI I LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.36%
,
03/08/29 .................. 729 660,295
Oldcastle BuildingEnvelope, Inc., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.55%
,
 04/30/29 ........ 1,193 1,083,067
Potters Borrower LP, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.33%
,
 12/14/27 ................... 605 607,631
Quikrete Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 04/14/31 ............. 2,301 2,298,219
Quikrete Holdings, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 03/19/29 ............. 2,041 2,040,953
Quikrete Holdings, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 02/10/32 ............. 2,000 1,997,488
Standard Industries, Inc./NY, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.10%
,
 09/22/28 ............. 579 579,915
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C, 10/19/29
(p)
.............. 6,319 6,306,111
18,574,126
Consumer Staples Distribution & Retail — 0.0%
(a)
EG Finco Ltd., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
 02/07/28 ................... 450 450,821
US Foods, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%, 11/22/28 ............ 1,076 1,082,789
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%, 10/03/31 ............ 1,067 1,073,669
2,607,279
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 7.09%
,
 11/29/30 ............ 5,465 5,475,227
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.61%
,
 04/01/32 ... 2,729 2,726,421
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.61%
,
 04/01/32 ................... 1 1,430
Colossus Acquireco LLC, 1st Lien Term Loan B,
06/14/32
(p)
....................... 2,261 2,248,090
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
 04/15/27 .. 1,542 1,541,333
Pregis Topco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.36%
,
 02/01/29 ................... 1,221 1,232,168

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Reynolds Consumer Products LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.11%
,
 03/04/32 ............ USD 429 $ 430,267
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7, (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
 09/15/28 ............. 1,360 1,327,929
14,982,865
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.32%
,
 10/28/27
(a)
.................. 1,270 1,015,200
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.11%
,
 11/24/28 .... 2,364 2,369,102
Kuehg Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.04%
,
 06/12/30 ................... 975 976,012
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.30% -
8.32%
,
 08/11/28 ................... 236 235,619
OMNIA Partners LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
 07/25/30 ............. 1,395 1,397,218
PG Polaris BidCo SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
 03/26/31 ............. 1,094 1,096,239
Planet US Buyer LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
 02/07/31 ............. 1,166 1,170,831
Spring Education Group, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.30%
,
 09/30/30 ............ 2,021 2,031,264
Verde Purchaser LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.30%
,
 11/30/30 .............. 721 723,624
Wand NewCo 3, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
 01/30/31 ................... 3,048 3,040,727
13,040,636
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 05/18/30
(a)
............ 1,800 1,800,287
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, 1st Lien Term Loan,
(US Prime Rate at 0.00% Floor + 1.75%),
9.25%
,
 01/30/26
(f)
.................. 449 428,957
Level 3 Financing, Inc., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61%
,
 03/29/32 ............. 4,769 4,804,768
Lumen Technologies, Inc., 1st Lien Term Loan
A, (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
 06/01/28 ............. 400 408,127
Lumen Technologies, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
 04/16/29 ............. 1,574 1,564,534
Lumen Technologies, Inc., 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.79%
,
 04/15/30 ............. 2,455 2,438,468
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Orbcomm, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 0.04%),
8.72%
,
 09/01/28 ................... USD 900 $ 805,975
Radiate Holdco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 5.00%),
9.33%
,
 09/25/29 ................... 3,761 3,253,788
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q, (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.71%
,
 01/31/29 ........ 795 789,491
Zayo Group Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.44%
,
 03/09/27 ............. 7,339 7,073,583
21,567,691
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan,
04/16/31
(p)
....................... 5,163 5,161,826
Vistra Operations Co. LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 12/20/30 .............. 1,997 1,998,932
7,160,758
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 10.35%
,
 12/21/29
(a)(f)
......... 197 201,002
Electronic Equipment, Instruments & Components — 0.1%
(a)
Celestica, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.10%
,
 06/20/31 ................... 2,489 2,498,713
Coherent Corp., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.36%
,
 07/02/29 ................... 2,835 2,839,266
5,337,979
Energy Equipment & Services — 0.0%
Covia Holdings LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
 02/13/32
(a)
.................. 640 641,798
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%
,
 07/22/30 ............. 2,051 2,045,493
Creative Artists Agency LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.08%
,
 10/01/31 ............. 5,231 5,231,760
Delta 2 (Lux) SARL, 1st Lien Term Loan B,
09/30/31
(p)
....................... 3,346 3,341,356
Liberty Media Corp., 1st Lien Term Loan,
08/01/31
(p)
....................... 1,671 1,668,879
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.20%
,
 10/19/26 ........ 2,506 2,501,265
Motion Finco SARL, Facility 1st Lien Term Loan
B3, (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
 11/13/29 .............. 2,592 2,371,826
Playtika Holding Corp., Facility 1st Lien Term
Loan B1, 03/13/28
(p)
................. 1,044 1,034,579
UFC Holdings LLC, 1st Lien Term Loan B4,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
 11/21/31 .............. 4,490 4,500,763

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
WMG Acquisition Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
 01/24/31 ............. USD 5,271 $ 5,279,826
27,975,747
Financial Services — 0.8%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
 12/21/28 ........ 2,542 2,535,629
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan, (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.61%
,
 02/13/32 .. 1,721 1,713,701
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan, 07/30/31
(p)
................... 624 624,000
Altera Corp, 1st Lien Term Loan B, 06/18/32
(p)
. 1,219 1,220,524
Apex Group Treasury LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.82%
,
 02/27/32 ............. 2,583 2,582,207
APi Group DE, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 01/03/29 ................... 3,687 3,683,008
Belron Finance 2019 LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.05%
,
 10/16/31 ............. 5,981 6,001,910
Boost Newco Borrower LLC, 1st Lien Term Loan
B2, (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.30%
,
 01/31/31 ............. 7,529 7,539,591
Clover Holdings SPV III LLC, 1st Lien Term Loan,
15.00%
,
 12/09/27 .................. 26 25,570
CPI Holdco B LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
 05/19/31 ................... 4,647 4,641,340
CTP-02 Propco LLC, (1-mo. CME Term SOFR at
0.00% Floor + 3.25%), 7.53%
,
 12/06/29
(f)
... 3,926 3,923,283
Deerfield Dakota Holding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 3.75%), 8.05%
,
 04/09/27 ............ 4,432 4,388,657
Deerfield Holdings Corp., 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.31%
,
 04/07/28 ............. 1,357 1,334,848
Endeavor Operating Co. LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.36%
,
 03/24/32 ............. 5,866 5,869,696
FinCo I LLC, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.58%
,
 06/27/29 ................... 188 187,789
Guardian US Holdco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.80%
,
 01/31/30 ............. 522 522,347
Hilton Garden Inn, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 3.30%),
7.64%
,
 05/31/29
(f)
.................. 8,500 8,561,922
HP LQ Investment LP, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
0.00%), 7.15%
,
 12/09/26
(f)
............. 10,600 10,600,000
Hyperion Refinance SARL, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
 02/18/31 ............. 3,607 3,610,241
Hyperion Refinance SARL, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.83%
,
 04/18/30 ............. 282 282,896
Orion US Finco, 1st Lien Term Loan, 05/21/32
(p)
1,532 1,538,863
Security
Par (000)
Par (000) Value
Financial Services (continued)
Sotera Health Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.55%
,
 05/30/31 ............. USD 3,997 $ 4,004,319
Summit Acquisition, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
 10/16/31 ............. 236 236,295
Terranea Resort, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.35%),
8.70%
,
 01/01/28
(f)
.................. 5,600 5,600,000
WEX, Inc., 1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 04/03/28 ................... 433 432,157
WEX, Inc., 1st Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 03/05/32 ................... 903 900,860
82,561,653
Food Products — 0.2%
(a)
Chobani LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
 10/25/27 ................... 5,346 5,362,710
Froneri International Ltd., 1st Lien Term Loan,
07/16/32
(p)
....................... 1,510 1,506,421
Froneri International Ltd., Facility 1st Lien Term
Loan B4, (12-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.74%
,
 09/30/31 ........ 5,766 5,714,664
MP Midco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.81%
,
 03/29/30 ............. 195 197,634
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4, (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
 11/13/29 ........ 782 781,841
Primo Brands Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
 03/31/28 ................... 1,601 1,603,868
Utz Quality Foods LLC, 1st Lien Term Loan B,
01/29/32
(p)
....................... 3,045 3,044,616
Wellness Pet LLC, 1st Lien Term Loan A, (3-mo.
CME Term SOFR at 0.00% Floor + 3.95%),
8.28%
,
 12/31/29 ................... 326 267,034
Wellness Pet LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.34%
,
 12/31/29 ................... 182 98,741
18,577,529
Gas Utilities — 0.0%
(a)
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.36%
,
 03/25/32 ............ 960 965,098
NGL Energy Operating LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.11%
,
 02/03/31 .............. 409 408,765
1,373,863
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.05%
,
 04/10/31 ............. 6,487 6,471,930
Hertz Corp. (The), 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
 06/30/28 ................... 338 285,880

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
Hertz Corp. (The), 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
 06/30/28 ................... USD 1,722 $ 1,456,236
8,214,046
Health Care Equipment & Supplies — 0.0%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.36%, 09/29/28 ........... 1,487 1,485,376
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.61%, 01/15/31 ........... 3,393 3,402,364
4,887,740
Health Care Providers & Services — 0.3%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.33%
,
 09/29/28 ............ 1,796 1,794,082
CNT Holdings I Corp., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.78%
,
 11/08/32 ................... 2,419 2,421,982
Concentra Health Services, Inc., 1st Lien Term
Loan B1, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
 07/28/31 ........ 1,005 1,009,661
Ensemble RCM LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.28%
,
 08/01/29 ............. 2,496 2,505,747
Examworks Bidco, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
 11/01/28 .............. 3,284 3,290,721
EyeCare Partners LLC, 1st Lien Term Loan A,
(6-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.88%
,
 08/31/28 ............. 499 505,891
EyeCare Partners LLC, 1st Lien Term Loan B,
(6-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.23%
,
 11/30/28 .............. 889 698,215
EyeCare Partners LLC, 1st Lien Term Loan C,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.98%
,
 11/30/28
(e)(f)(k)
.......... 53 13,248
LifePoint Health, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
 05/19/31 ............. 1,557 1,552,569
Medical Solutions Holdings, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.81%
,
 11/01/28 ............ 984 534,567
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.31%
,
 11/01/29 ............ 404 152,510
Medline Borrower LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR + 2.00%), 6.32%
,
 10/23/28 12,130 12,137,956
Option Care Health, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
 10/27/28 ............. 3,326 3,341,613
Raven Acquisition Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.58%
,
 11/19/31 ............ 1,006 1,004,993
Surgery Center Holdings, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.11%
,
 12/19/30 ............ 2,593 2,599,088
Team Health Holdings, Inc., 1st Lien Term Loan
B, 06/30/28
(p)
..................... 728 727,694
Vizient, Inc., 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
 08/01/31 ................... 570 570,466
34,861,003
Security
Par (000)
Par (000) Value
Health Care Technology — 0.2%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.11%
,
 02/15/29 .............. USD 7,068 $ 7,058,000
Cotiviti, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.08%
,
 05/01/31 ................... 4,816 4,800,249
Gainwell Acquisition Corp., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.40%
,
 10/01/27 ............. 1,266 1,246,789
PointClickCare Technologies, Inc., 1st Lien Term
Loan, (6-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.42%
,
 11/03/31 ............ 1,266 1,265,771
Polaris Newco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.32%
,
 06/02/28 ................... 3,994 3,912,503
Waystar Technologies, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 10/22/29 ............. 832 833,345
19,116,657
Hotels, Restaurants & Leisure — 0.7%
(a)
1011778 BC ULC, 1st Lien Term Loan B5, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 09/20/30 ................... 3,413 3,401,662
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.96%, 03/11/30 ............ 291 289,401
(1-mo. CME Term SOFR at 0.00% Floor +
7.61%), 11.96%, 03/11/30 ........... 263 258,374
Alterra Mountain Co., 1st Lien Term Loan B8,
05/31/30
(p)
....................... 1,574 1,576,618
Bally's Corp., Facility 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
 10/02/28 ............. 2,374 2,328,993
Caesars Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
 02/06/30 ............. 925 923,660
Caesars Entertainment, Inc., 1st Lien Term Loan
B1, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
 02/06/31 ............. 6,238 6,223,749
Crown Finance US, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
 12/02/31 ............. 1,544 1,538,187
DK Crown Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
 03/04/32 ............. 3,583 3,578,078
Entain plc, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.13%
,
 07/30/32 ................... 549 548,976
Fertitta Entertainment LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
 01/29/29 ............. 6,823 6,824,651
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.05%, 12/02/30 ........... 5,003 4,980,925
 06/04/32
(p)
....................... 2,042 2,039,447
Four Seasons Hotels Ltd., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
 11/30/29 .............. 4,484 4,506,311
Great Canadian Gaming Corp., 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.07%
,
 11/01/29 ........ 1,308 1,274,890

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Herschend Entertainment Co. LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.60%
,
 05/27/32 ............ USD 1,431 $ 1,441,733
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4, (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.10%
,
 11/08/30 .... 3,163 3,168,881
IRB Holding Corp., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.86%
,
 12/15/27 ................... 2,493 2,491,542
Light & Wonder International, Inc., 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.59%
,
 04/16/29 ........ 2,195 2,195,479
Ontario Gaming GTA LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.55%
,
 08/01/30 ............. 304 302,421
Packers Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
 03/02/28 ............. 1,094 493,558
Penn Entertainment, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.86%
,
 05/03/29 ............. 2,727 2,733,808
Scientific Games Holdings LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.50% Floor
+ 3.00%), 7.29%
,
 04/04/29 ............ 999 998,225
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3, (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.36%
,
 12/04/31 ... 794 792,124
Six Flags Entertainment Corp., 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
 05/01/31 ........ 997 995,818
Sodalite Tahoe Hotel LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.90%), 7.34%
,
 10/25/26
(f)
............. 7,532 7,567,003
Station Casinos LLC, Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 03/14/31 ............. 3,993 3,995,515
Voyager Parent LLC, 1st Lien Term Loan B,
07/01/32
(p)
....................... 1,872 1,872,281
Whatabrands LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.83%
,
 08/03/28 ................... 1,724 1,723,805
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.11%
,
 05/24/30 ............ 1,726 1,731,408
72,797,523
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.55%
,
 01/16/32 ............. 3,739 3,737,383
Madison Safety & Flow LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.11%
,
 09/26/31 .............. 1,001 1,004,666
Serta Simmons Bedding LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.91%
,
 06/29/28 ........... 653 604,341
Somnigroup International, Inc., 1st Lien Term
Loan B, (1-day SOFR at 0.00% Floor +
2.25%), 6.64%
,
 10/24/31 ............. 870 871,482
SWF Holdings I Corp., 1st Lien Term Loan A1,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.86%
,
 12/19/29 ............. 311 310,467
Security
Par (000)
Par (000) Value
Household Durables (continued)
SWF Holdings I Corp., 1st Lien Term Loan A2,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.47%
,
 10/06/28 ............. USD 1,155 $ 894,526
Weber-Stephen Products LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.72%
,
 10/29/27 ........ 1,442 1,440,041
8,862,906
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.36%
,
 07/19/30 ........ 2,279 2,279,350
Calpine Corp., Facility 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 01/31/31 .............. 1,041 1,040,231
Constellation Renewables LLC, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 1.00% Floor
+ 2.25%), 6.58%
,
 12/15/27 ............ 1,428 1,427,159
Talen Energy Supply LLC, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
 12/11/31 .............. 1,296 1,297,704
6,044,444
Industrial Conglomerates — 0.1%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B, 06/25/32
(p)
..................... 523 526,049
Cube Industrial Buyer, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
 10/18/31 ............. 501 502,623
EMRLD Borrower LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
 08/04/31 ................... 3,556 3,556,539
EMRLD Borrower LP, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.83%
,
 05/31/30 ............. 5,551 5,551,716
10,136,927
Insurance — 0.5%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.10%
,
 09/19/31 ............ 11,183 11,181,651
AmWINS Group, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.61%
,
 01/30/32 ................... 5,246 5,247,738
Amynta Agency Borrower, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.33%
,
 12/29/31 ............ 3,508 3,509,363
AssuredPartners, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.86%
,
 02/14/31 ............. 6,399 6,411,610
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B1, (12-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.17%
,
 05/27/31 ................... 3,491 3,491,279
HUB International Ltd., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.83%
,
 06/20/30 ............. 6,965 6,970,833
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B, (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
 03/15/30 ................... 1,500 1,490,582
Ryan Specialty LLC, 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 09/15/31 ............. 3,540 3,536,568

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Truist Insurance Holdings LLC, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.05%
,
 05/06/31 ........ USD 5,021 $ 5,019,028
USI, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
 09/27/30 ................... 3,601 3,593,178
USI, Inc., 1st Lien Term Loan D, (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.55%
,
 11/21/29 ................... 3,901 3,896,950
54,348,780
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B, 01/31/31
(a)(p)
.................... 1,768 1,765,466
IT Services — 0.5%
(a)
Asurion LLC, 1st Lien Term Loan B11, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.71%
,
 08/21/28 ................... 1,624 1,607,629
Asurion LLC, 1st Lien Term Loan B12, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
 09/19/30 ................... 1,387 1,363,581
Asurion LLC, 1st Lien Term Loan B13, (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
 09/19/30 ................... 3,955 3,868,523
Asurion LLC, 2nd Lien Term Loan B3, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
 01/31/28 ................... 1,054 1,011,271
Asurion LLC, 2nd Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.72%
,
 01/19/29 ................... 618 579,665
Central Parent LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.55%
,
 07/06/29 ................... 5,167 4,198,526
Clearwater Analytics LLC, 1st Lien Term Loan,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
 04/21/32 ............. 1,522 1,522,959
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
 06/12/31 ........ 2,041 2,033,003
Epicor Software Corp., 1st Lien Term Loan E,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 7.11%
,
 05/30/31 .............. 4,988 4,994,392
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
 06/27/31 ............. 900 899,615
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
 05/30/31 ........ 3,955 3,956,343
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8, (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.11%
,
 11/09/29 ........ 1,491 1,491,695
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
1.50%), 6.04%, 07/27/28
(e)(k)
......... 1,069 242,602
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.31%, 07/27/28 ........... 539 235,225
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.32%, 07/27/28 ........... 379 314,781
Mitchell International, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
 06/17/31 ............. 3,758 3,759,098
Security
Par (000)
Par (000) Value
IT Services (continued)
Mitchell International, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.61%
,
 06/07/32 ............. USD 560 $ 552,418
Modena Buyer LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.81%
,
 07/01/31 ................... 848 830,607
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
 10/28/30 ........ 1,336 1,338,719
Project Boost Purchaser LLC, 1st Lien Term
Loan, 07/16/31
(p)
................... 2,886 2,884,004
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.33%
,
 07/31/31 ... 6,461 6,466,493
Shift4 Payments LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
 06/30/32 ................... 1,171 1,178,565
X Corp., 1st Lien Term Loan B1, (3-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.96%
,
 10/26/29 .................. 4,579 4,458,345
x.AI Corp., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 7.25%),
11.55%
,
 06/28/30 .................. 1,491 1,427,319
51,215,378
Leisure Products — 0.0%
Hayward Industries, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97%
,
 05/30/28
(a)
............ 402 402,491
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.46%
,
 11/08/27 .............. 111 110,983
Fortrea Holdings, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
 07/01/30 ............. 252 229,523
ICON Luxembourg SARL, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
 07/03/28 ............. 580 583,110
Pra Health Sciences, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
 07/03/28 ............. 145 145,282
Star Parent, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.30%
,
 09/27/30 ................... 1,547 1,528,027
2,596,925
Machinery — 0.4%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
 05/21/31 ............. 2,989 2,998,976
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
 07/31/28 ............. 3,682 3,678,695
Chart Industries, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
 03/15/30 ................... 632 633,755
Columbus McKinnon Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.80%
,
 05/15/28
(f)
............. 691 691,428
Filtration Group Corp., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%
,
 10/23/28 ............. 4,979 4,987,870

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Generac Power Systems, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.08%
,
 06/12/31 ............ USD 807 $ 808,109
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 4.50%), 8.80%
,
 02/15/29 ........ 5,336 5,332,368
Indicor LLC, 1st Lien Term Loan D, (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
7.05%
,
 11/22/29 ................... 1,222 1,223,204
Innio North America Holding, Inc., Facility 1st
Lien Term Loan B, (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.84%
,
 11/02/28 .... 167 166,916
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70%, 06/21/28 ........... 5,005 5,004,165
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45%, 05/06/32 ........... 2,490 2,498,715
Rexnord LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.44%
,
 10/04/28 ................... 950 954,949
SPX FLOW, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.36%
,
 04/05/29 ................... 2,764 2,769,202
TK Elevator Midco GmbH, 1st Lien Term Loan
B1, (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.24%
,
 04/30/30 ............. 4,521 4,543,988
Vertiv Group Corp., 1st Lien Term Loan B3,
(1-mo. CME Term SOFR at 0.75% Floor +
1.75%), 6.07%
,
 03/02/27 ............. 3,990 3,986,740
Vortex Opco LLC, 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.66%
,
 12/18/28 ................... 1,223 425,618
WEC US Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%
,
 01/27/31 ............. 2,657 2,657,807
43,362,505
Media — 0.2%
(a)
Altice France SA, 1st Lien Term Loan B14,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.82%
,
 08/15/28 ............. 3,120 2,897,710
Charter Communications Operating LLC, 1st Lien
Term Loan B4, (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
 12/09/30 ... 1,194 1,192,016
Charter Communications Operating LLC, 1st Lien
Term Loan B5, (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.54%
,
 12/15/31 ... 1,194 1,193,090
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.47%
,
 08/23/28 ........ 656 652,998
CSC Holdings LLC, 1st Lien Term Loan,
01/18/28
(p)
....................... 648 645,771
CSC Holdings LLC, 1st Lien Term Loan B5,
(US Prime Rate at 0.00% Floor + 1.50%),
9.00%
,
 04/15/27 ................... 3,679 3,619,513
DirecTV Financing LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.57%
,
 08/02/27 ............. 272 272,393
ECL Entertainment LLC, Facility 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
 08/30/30 ........ 841 844,348
Fleet Midco I Ltd., 1st Lien Term Loan B2, (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.81%
,
 02/21/31
(f)
.................. 602 602,468
Security
Par (000)
Par (000) Value
Media (continued)
Gray Television, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.58%
,
 05/23/29 ............. USD 8 $ 8,398
Learfield Communications LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.83%
,
 06/30/28 ............ 1,155 1,163,586
NEP Group, Inc., 1st Lien Term Loan B,
08/19/26
(p)
....................... 665 627,735
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
 11/13/31 ........ 3,745 3,747,723
Ziggo Financing Partnership, 1st Lien Term Loan
I, (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.96%
,
 04/28/28 ............. 1,087 1,047,444
18,515,193
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.82%
,
 03/03/32
(a)
........... 5,306 5,307,645
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 11/22/30 .............. 809 809,658
Freeport LNG Investments LLLP, 1st Lien Term
Loan B, (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.58%
,
 12/21/28 ........ 3,347 3,348,470
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.29%
,
 10/04/30 ............ 251 250,910
Hilcorp Energy I LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.34%
,
 02/06/30 ................... 1,296 1,296,970
Murphy USA, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 4.35% Floor + 1.75%),
6.08%
,
 01/31/28 ................... 511 514,741
New Fortress Energy, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
 10/30/28 ............. 374 170,772
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.60%
,
 10/05/28 ... 2,483 2,485,654
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
 06/16/32 ........ 410 411,025
9,288,200
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58%, 04/20/28 ........... 1,205 1,198,681
 05/28/32
(p)
....................... 1,069 1,075,681
Air Canada, 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.35%
,
 03/21/31 ................... 2,433 2,429,295
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98%, 01/29/27 ........... 1,217 1,210,068
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50%, 02/15/28 ........... 2,097 2,083,910
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.51%, 06/04/29 ........... 1,623 1,615,519
Jetblue Airways Corp., 1st Lien Term Loan,
08/13/29
(p)
....................... 1,752 1,643,873

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines, Inc., Facility 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.35%
,
 02/24/31 ............. USD 1,645 $ 1,649,094
12,906,121
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 5.50%), 9.86%
,
 05/04/28 ............ 1,529 1,557,748
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan B, 05/04/28
(p)
.................. 3,447 3,445,552
Boots Group Bidco Ltd., 1st Lien Term Loan,
07/16/32
(p)
....................... 1,935 1,931,381
Elanco Animal Health, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.18%
,
 08/02/27 ............. 1,597 1,595,308
Jazz Financing Lux SARL, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
 05/05/28 ............. 3,183 3,193,607
Opal LLC, Facility 1st Lien Term Loan B2, (6-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.44%
,
 04/23/32 ................... 2,875 2,884,717
Organon & Co., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.60%
,
 05/19/31 ................... 838 806,280
Perrigo Investments LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.36%
,
 04/20/29 ............. 1,404 1,406,011
16,820,604
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97%, 02/04/28 ........... 2,499 2,499,000
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 5.88%, 07/30/32 ........... 1,359 1,355,617
Amentum Holdings, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 09/29/31 ............. 2,057 2,055,832
CoreLogic, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
 06/02/28 ................... 3,105 3,095,651
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4, (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 6.11%
,
 04/28/28 .. 4,982 4,975,655
Dayforce, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
 03/01/31
(f)
.................. 3,499 3,507,883
Dun & Bradstreet Corp. (The), 1st Lien Term
Loan B2, (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.60%
,
 01/18/29 ........ 7,506 7,503,101
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.05%
,
 06/22/29 ................... 828 828,530
Galaxy US Opco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.03%
,
 07/31/30 ............. 812 742,281
Skopima Consilio Parent LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 8.11%
,
 05/12/28 ............ 1,427 1,407,946
TransUnion LLC, 1st Lien Term Loan B8, (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.11%
,
 06/24/31 ................... 1,999 2,000,730
Security
Par (000)
Par (000) Value
Professional Services (continued)
TransUnion LLC, 1st Lien Term Loan B9, (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.11%
,
 06/24/31 ................... USD 4,495 $ 4,497,323
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2, (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.08%
,
 09/28/29 ... 807 803,505
Zelis Payments Buyer, Inc., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
 11/26/31 .............. 4,008 4,002,369
39,275,423
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan, (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 7.58%
,
 01/31/30
(a)
.. 481 483,337
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.05%
,
 07/06/29 ................... 1,399 1,406,359
MKS, Inc., 1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.35%
,
 08/17/29 ................... 3,831 3,823,325
5,229,684
Software — 1.0%
(a)
Applied Systems, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.80%
,
 02/24/31 ............. 4,753 4,755,156
Barracuda Networks, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
 08/15/29 ............. 1,916 1,545,209
Boxer Parent Co., Inc., 1st Lien Term Loan,
07/30/31
(p)
....................... 5,270 5,268,053
Capstone Borrower, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
 06/17/30 ............. 2,120 2,120,731
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.36%
,
 01/23/32 ............ 6,207 6,210,678
Cloud Software Group, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.05%
,
 03/21/31 ............. 5,959 5,978,881
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B, (1-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.80%
,
 03/30/29 ... 5,875 5,883,460
Cloudera, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.21%
,
 10/09/28 ................... 2,558 2,446,451
Cloudera, Inc., 2nd Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.46%
,
 10/10/29 .................. 887 773,358
Clover Holdings 2 LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.31%
,
 12/09/31 ............. 5,782 5,764,628
DS Admiral Bidco LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.55%
,
 06/26/31 ............. 993 991,562
Ellucian Holdings, Inc., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
 10/09/29 ............. 5,117 5,119,261
Ellucian Holdings, Inc., 2nd Lien Term Loan,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
 11/15/32
(f)
............. 703 722,332

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc., 1st Lien Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%, 09/12/29 ............ USD 5,183 $ 5,174,333
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%, 04/16/32 ............ 771 769,458
Genesys Cloud Services, Inc., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.86%
,
 01/30/32 ............ 6,992 6,982,056
Informatica LLC, 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.61%
,
 10/27/28 ................... 2,003 2,013,053
Kaseya, Inc., 1st Lien Term Loan, (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
 03/22/32 ................... 4,697 4,707,514
McAfee Corp., 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.33%
,
 03/01/29 ................... 3,664 3,534,835
MH Sub I LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61%, 05/03/28 ........... 1,049 998,428
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.61%, 12/31/31 ........... 800 711,024
Planview Parent, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.80%
,
 12/17/27 ............. 526 513,926
Proofpoint, Inc., 1st Lien Term Loan
 08/31/28
(p)
....................... 547 547,624
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.33%, 08/31/28 ........... 4,978 4,983,835
QXO Building Products, Inc., 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
 04/30/32 ............. 720 725,798
RealPage, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.56%
,
 04/24/28 ................... 3,002 2,997,575
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%, 12/17/27 ........... 273 271,206
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.46%, 11/15/29
(f)
.......... 803 802,183
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97%, 12/17/27 ........... 89 88,498
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.46%, 06/30/28
(f)
........... 38 37,742
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.46%, 11/15/29
(f)
.......... 380 365,023
SS&C Technologies, Inc., 1st Lien Term Loan
B8, (1-mo. CME Term SOFR at 4.36% Floor +
2.00%), 6.33%
,
 05/09/31 ............. 5,481 5,497,972
UKG, Inc., 1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.31%
,
 02/10/31 ................... 6,964 6,960,786
VS Buyer LLC, 1st Lien Term Loan, (3-mo. CME
Term SOFR + 2.25%), 6.56%
,
 04/14/31 .... 4,781 4,780,736
101,043,365
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
(a)
Fender Musical Instruments Corp., 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.50% Floor
+ 4.00%), 8.46%
,
 12/01/28 ............ USD 154 $ 139,249
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B, (1-mo. CME Term SOFR at 2.50%
Floor + 0.00%; 3-mo. CME Term SOFR
at 2.50% Floor + 0.00% at 0.00% Floor +
0.00%), 6.83% - 6.86%
,
 04/23/31 ........ 1,507 1,507,007
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan, (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.33%
,
 05/04/28 ... 5,094 5,098,574
PetSmart LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
 02/11/28 ................... 1,094 1,090,815
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.97%, 10/20/28 ........... 537 517,881
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.71%, 10/20/28 ........... 417 405,862
8,759,388
Technology Hardware, Storage & Peripherals — 0.1%
Finastra Usa, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
7.88%
,
 07/30/32
(a)
.................. 6,251 6,180,676
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D, (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
 07/27/28 ................... 3,374 3,381,047
Core & Main LP, 1st Lien Term Loan E, (6-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.27%
,
 02/10/31 ................... 2,146 2,148,263
Foundation Building Materials, Inc., 1st Lien Term
Loan, (3-mo. CME Term SOFR at 0.00% Floor
+ 4.00%), 8.28%
,
 01/29/31 ............ 3,809 3,664,738
Gulfside Supply, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
 06/17/31 ................... 639 641,251
GYP Holdings III Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
 05/13/30
(f)
............. 835 834,778
Herc Holdings, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.32%
,
 06/02/32 ................... 454 455,326
TMK Hawk Parent Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00% Floor +
2.00%), 6.36%
,
 06/29/29
(f)
............. 1,441 860,465
11,985,868
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.86%
,
 09/23/31 ................... 5,087 5,098,333
Brown Group Holding LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 4.36% Floor +
2.50%), 6.83%
,
 07/01/31 ............. 2,576 2,578,038
Brown Group Holding LLC, 1st Lien Term Loan
B2, (1-mo. CME Term SOFR at 2.50% Floor
+ 0.50%; 3-mo. CME Term SOFR at 2.50%
Floor + 0.50% at 0.50% Floor + 0.03%),
6.78% - 6.83%
,
 07/01/31 ............. 1,762 1,763,746
OLA Netherlands BV, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.71%
,
 12/15/26
(f)
................. 1,241 1,231,200

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
Rand Parent LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.30%
,
 03/18/30 ................... USD 1,461 $ 1,443,446
12,114,763
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan B, 07/30/32
(f)(p)
................. 905 902,738
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan, (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.19%
,
 05/01/28 ............ 1,106 1,095,949
SBA Senior Finance II LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.11%
,
 01/27/31 .............. 3,022 3,031,093
5,029,780
Total Floating Rate Loan Interests — 9.5%
(Cost: $994,913,990) .............................. 992,369,635
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27
(c)
.................. 500 489,000
3.75%, 01/15/31
(b)
.................. 491 457,704
6.44%, 01/26/36
(c)
.................. 394 412,961
Empresa Nacional del Petroleo
(b)
6.15%, 05/10/33 ................... 656 675,884
5.95%, 07/30/34 ................... 430 437,525
2,473,074
Colombia — 0.0%
Ecopetrol SA, 8.88%, 01/13/33 ............ 1,100 1,153,900
Denmark — 0.0%
Orsted A/S
(a)(c)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50%, 02/18/3021 .. GBP 886 878,441
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13%, 03/14/3024 ............... EUR 400 466,108
1,344,549
France — 0.1%
Electricite de France SA
(a)(c)(j)
(BPISDS15 + 3.32%), 5.88% ........... GBP 1,400 1,830,421
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ EUR 200 236,528
(5-Year EUR Swap Annual + 3.97%), 3.38% . 5,200 5,711,413
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 200 240,289
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 500 673,365
8,692,016
Hungary — 0.1%
Magyar Export-Import Bank Zrt., 6.13%,
12/04/27
(b)
....................... USD 1,201 1,228,071
MVM Energetika Zrt.
(c)
7.50%, 06/09/28 ................... 529 553,805
6.50%, 03/13/31 ................... 935 963,050
2,744,926
Indonesia — 0.0%
Pertamina Persero PT, 3.10%, 08/27/30
(c)
.... 1,275 1,178,100
Mexico — 0.1%
Petroleos Mexicanos
5.35%, 02/12/28 ................... 4,120 4,010,614
6.50%, 01/23/29 ................... 2,737 2,720,578
Security
Par (000)
Par (000) Value
Mexico (continued)
8.75%, 06/02/29 ................... USD 1,255 $ 1,321,133
5.95%, 01/28/31 ................... 882 816,732
10.00%, 02/07/33 .................. 820 911,389
9,780,446
Morocco — 0.0%
OCP SA, 7.50%, 05/02/54
(b)
.............. 1,221 1,234,559
Panama — 0.0%
Banco Latinoamericano de Comercio Exterior
SA, 2.38%, 09/14/25
(b)
............... 608 604,960
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 5.50%,
05/06/30
(b)
....................... 595 601,247
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25%, 10/31/28 ................... 466 490,349
5.75%, 07/09/34 ................... 1,140 1,179,250
1,669,599
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S, 8.25%,
02/14/29
(c)
....................... 429 449,377
Saudi Arabia — 0.0%
Saudi Arabian Oil Co., 5.88%, 07/17/64
(b)
..... 798 742,339
Supranational — 0.0%
Africa Finance Corp., 5.55%, 10/08/29
(b)
..... 1,203 1,213,526
Total Foreign Agency Obligations — 0.3%
(Cost: $33,036,709) ............................... 33,882,618
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia, 6.75%, 03/12/35
(b)
...... 519 507,971
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38%, 05/14/30 ................... 572 600,675
5.45%, 09/16/32 ................... 480 452,587
1,053,262
Barbados — 0.0%
Barbados Government Bond, 8.00%, 06/26/35
(b)
815 813,049
Benin — 0.0%
Benin Government Bond, 7.96%, 02/13/38
(b)
... 649 627,706
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%, 03/05/37
(c)
. 732 713,258
Chile — 0.0%
Republic of Chile
3.75%, 01/14/32 ................... EUR 558 648,335
3.10%, 05/07/41 ................... USD 1,509 1,114,396
1,762,731
Colombia — 0.1%
Republic of Colombia
3.25%, 04/22/32 ................... 896 728,152
8.00%, 04/20/33 ................... 1,035 1,088,820
8.00%, 11/14/35 ................... 439 450,414
7.75%, 11/07/36 ................... 1,182 1,178,750
8.75%, 11/14/53 ................... 253 257,048
3,703,184
Costa Rica — 0.0%
Republic of Costa Rica, 6.55%, 04/03/34
(c)
.... 553 577,332

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(c)
.................. USD 1,109 $ 1,118,427
5.50%, 02/22/29
(b)
.................. 557 556,165
5.50%, 02/22/29
(c)
.................. 150 149,775
7.05%, 02/03/31
(b)
.................. 1,301 1,368,652
4.88%, 09/23/32
(b)
.................. 564 521,185
6.95%, 03/15/37
(b)
.................. 596 609,857
5.30%, 01/21/41
(c)
.................. 433 375,844
4,699,905
Egypt — 0.0%
Arab Republic of Egypt
5.63%, 04/16/30
(c)
.................. EUR 649 686,942
6.38%, 04/11/31
(b)
.................. 479 507,960
7.63%, 05/29/32
(c)
.................. USD 1,050 986,675
9.45%, 02/04/33
(b)
.................. 590 598,998
2,780,575
Guatemala — 0.1%
Republic of Guatemala
5.25%, 08/10/29
(c)
.................. 511 507,423
5.25%, 08/10/29
(b)
.................. 767 761,631
7.05%, 10/04/32
(b)
.................. 1,076 1,150,487
6.60%, 06/13/36
(b)
.................. 544 556,977
6.25%, 08/15/36
(b)
.................. 618 620,472
3,596,990
Hungary — 0.1%
Hungary Government Bond
5.25%, 06/16/29
(b)
.................. 1,125 1,134,796
5.38%, 09/12/33
(c)
.................. EUR 1,109 1,369,066
5.50%, 03/26/36
(b)
.................. USD 575 555,510
6.75%, 09/23/55
(b)
.................. 620 627,868
3,687,240
Indonesia — 0.0%
Republic of Indonesia, 3.88%, 01/15/33 ...... EUR 550 639,623
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(c)
.................. USD 443 445,769
5.88%, 10/17/31
(c)
.................. EUR 1,300 1,441,371
8.08%, 04/01/36
(b)
.................. USD 412 405,408
8.25%, 01/30/37
(b)
.................. 403 397,261
2,689,809
Jordan — 0.0%
Hashemite Kingdom of Jordan, 7.50%,
01/13/29
(b)
....................... 580 598,380
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond, 7.75%,
06/03/30
(b)
....................... 480 480,000
Latvia — 0.0%
Latvia Government Bond, 5.13%, 07/30/34
(b)
.. 1,209 1,215,928
Mexico — 0.1%
Eagle Funding Luxco Sarl, 5.50%, 08/17/30
(b)
.. 1,860 1,871,904
Mex Bonos Desarr Fix Rt
6.35%, 02/09/35 ................... 382 388,064
6.63%, 01/29/38 ................... 535 538,344
4.75%, 03/08/44 ................... 710 560,900
4.40%, 02/12/52 ................... 1,516 1,059,684
6.34%, 05/04/53 ................... 628 574,077
4,992,973
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
.................. 566 534,445
Security
Par (000)
Par (000) Value
Morocco (continued)
5.95%, 03/08/28
(b)
.................. USD 412 $ 423,359
4.75%, 04/02/35
(b)
.................. EUR 1,115 1,280,391
2,238,195
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
.................. USD 716 734,573
10.38%, 12/09/34
(b)
................. 688 738,527
7.63%, 11/28/47
(c)
.................. 690 561,701
2,034,801
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%, 03/13/27
(c)
EUR 498 595,597
Oman — 0.0%
Oman Government Bond, 6.50%, 03/08/47
(c)
.. USD 953 1,004,462
Panama — 0.0%
Republic of Panama
7.50%, 03/01/31 ................... 1,068 1,144,896
6.40%, 02/14/35 ................... 928 913,152
8.00%, 03/01/38 ................... 330 357,019
2,415,067
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00%, 04/15/26 ................... 70 69,767
2.74%, 01/29/33 ................... 526 448,336
5.60%, 03/13/48 ................... 423 380,700
898,803
Peru — 0.0%
Republic of Peru, 3.00%, 01/15/34 ......... 1,530 1,279,845
Poland — 0.0%
Republic of Poland
5.75%, 11/16/32 ................... 867 913,645
5.50%, 04/04/53 ................... 562 525,610
1,439,255
Republic of Turkiye — 0.0%
Republic of Turkiye (The), 7.13%, 02/12/32 ... 1,181 1,193,696
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
.................. 698 700,465
2.12%, 07/16/31
(c)
.................. EUR 1,229 1,197,414
6.25%, 09/10/34
(b)
.................. 1,136 1,343,803
6.75%, 07/11/39
(b)
.................. 509 595,905
3,837,587
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25%, 11/17/51
(c)
.................. USD 1,818 1,177,155
5.00%, 01/18/53
(b)
.................. 1,520 1,311,958
2,489,113
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(c)
.................. 555 587,272
6.00%, 06/12/34
(b)
.................. 712 724,681
1,311,953
South Africa — 0.0%
Republic of South Africa
7.10%, 11/19/36
(b)
.................. 923 916,308
5.75%, 09/30/49 ................... 1,166 872,203
7.95%, 11/19/54
(b)
.................. 888 845,376
2,633,887

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago, 6.40%, 06/26/34
(b)
USD 815 $ 792,180
United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 3.90%,
09/09/50
(c)
....................... 826 593,398
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60 . 1,002 903,303
Uzbekistan — 0.0%
Republic of Uzbekistan
(b)
5.38%, 05/29/27 ................... EUR 667 779,106
7.85%, 10/12/28 ................... USD 522 554,782
1,333,888
Total Foreign Government Obligations — 0.6%
(Cost: $61,114,763) ............................... 62,134,946
Shares
Shares
Investment Companies
(q)
iShares 1-5 Year Investment Grade Corporate
Bond ETF ........................ 3,795,949 199,780,796
iShares 5-10 Year Investment Grade Corporate
Bond ETF
(r)
....................... 4,122,960 219,135,324
iShares Core 1-5 Year USD Bond ETF ...... 1,136,358 55,124,727
iShares Core Dividend Growth ETF ........ 4,717,717 304,953,227
iShares iBoxx $ High Yield Corporate Bond ETF
(r)
2,650,738 213,066,320
Total Investment Companies — 9.5%
(Cost: $966,034,350) .............................. 992,060,394
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.9%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 5.12%, 11/25/35 . 987 870,977
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 5.03%, 11/25/35 ............ 201 199,177
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 5.61%,
06/25/35
(a)
..................... 329 311,266
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 5.09%, 08/25/35
(a)
...... 752 684,028
Series 2005-61, Class 1A1, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 4.99%,
12/25/35
(a)
..................... 142 130,538
Series 2005-63, Class 3A3, 4.88%, 11/25/35
(a)
1,259 1,167,605
Series 2005-63, Class 5A1, 4.87%, 12/25/35
(a)
22 22,073
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ...................... 36 31,525
Series 2005-76, Class 2A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.00% Floor + 1.00%), 4.97%,
02/25/36
(a)
..................... 2,941 2,667,426
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ...................... 570 310,775
Series 2006-15CB, Class A1, 6.50%, 06/25/36 955 434,530
Series 2006-20CB, Class A9, 6.00%, 07/25/36 428 170,426
Series 2006-2CB, Class A6, 5.50%, 03/25/36 668 271,413
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ...................... USD 2,643 $ 988,346
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ...................... 1,726 918,905
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ...................... 742 380,244
Series 2006-9T1, Class A7, 6.00%, 05/25/36 303 116,807
Series 2006-J7, Class 2A1, (1-mo. SOFR at
1.50% Floor + 1.61%), 2.75%, 11/20/46
(a)
2,681 2,323,100
Series 2006-J8, Class A5, 6.00%, 02/25/37 . 1,181 450,564
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.73% Floor and 2.00% Cap
+ 1.73%), 5.70%, 11/25/46
(a)
......... 4,041 3,320,127
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.85%, 11/25/46
(a)
................ 1,345 1,218,955
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.85% Floor + 0.85%),
4.82%, 11/25/46
(a)
................ 5,442 4,870,010
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.85%, 10/25/46
(a)
................ 238 220,139
Series 2006-OA2, Class A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.89%,
05/20/46
(a)
..................... 1,040 917,562
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
4.89%, 05/25/36
(a)
................ 4,266 3,974,839
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.85%, 07/25/46
(a)
................ 7,231 6,481,269
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ...................... 1,706 718,215
Series 2007-12T1, Class A5, 6.00%, 06/25/37 379 165,859
Series 2007-15CB, Class A7, 6.00%, 07/25/37 219 127,772
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ...................... 198 113,883
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,116 512,365
Series 2007-19, Class 1A8, 6.00%, 08/25/37 543 249,286
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,041 1,334,912
Series 2007-9T1, Class 1A1, 6.00%, 05/25/37 440 199,542
Series 2007-9T1, Class 2A1, 6.00%, 05/25/37 3,111 1,287,585
Series 2007-9T1, Class 2A2, 6.00%, 05/25/37 534 221,018
Series 2007-AL1, Class A1, (1-mo. CME Term
SOFR at 0.25% Floor + 0.36%), 4.72%,
06/25/37
(a)
..................... 4,747 3,953,366
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,484 543,562
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 1.38% Floor + 1.38%),
5.35%, 11/25/47
(a)
................ 1,005 889,237
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.75%, 04/25/47
(a)
................ 6,900 6,310,524
Series 2007-OA4, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.81%,
05/25/47
(a)
..................... 2,547 2,274,602
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.83%, 06/25/47
(a)
................ 5,517 4,319,654
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 .... 891 485,436

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 4.94%,
10/25/46
(a)
..................... USD 6,947 $ 5,752,171
Series 2006-3, Class 2A11, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.94% Floor + 0.94%), 4.91%,
10/25/46
(a)
..................... 4,040 2,617,966
Series 2007-3, Class 22A1, 6.75%, 06/25/37
(d)
415 369,982
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 227 204,754
Series 2006-D, Class 6A1, 4.01%, 05/20/36 . 232 195,335
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 4.89%,
06/20/47 ...................... 719 586,164
Barclays Mortgage Loan Trust
(b)
Series 2024-NQM4, Class A1, 4.79%,
12/26/64
(d)
..................... 12,888 12,759,678
Series 2024-NQM4, Class A2, 5.10%,
12/26/64
(d)
..................... 1,212 1,199,568
Series 2024-NQM4, Class A3, 5.25%,
12/26/64
(d)
..................... 1,358 1,345,766
Series 2024-NQM4, Class B1, 6.96%,
12/26/64
(a)
..................... 576 574,156
Series 2024-NQM4, Class B2, 7.57%,
12/26/64
(a)
..................... 440 436,025
Series 2024-NQM4, Class B3, 7.57%,
12/26/64
(a)
..................... 1,006 952,899
Series 2024-NQM4, Class M1, 6.31%,
12/26/64
(a)
..................... 948 951,263
Series 2024-NQM4, Class XS, 0.00%,
12/26/64
(a)
..................... 18,428 821,402
Series 2025-NQM1, Class A1, 5.66%,
01/25/65
(d)
..................... 12,456 12,475,487
Series 2025-NQM1, Class A2, 5.87%,
01/25/65
(d)
..................... 1,136 1,139,900
Series 2025-NQM1, Class A3, 5.97%,
01/25/65
(d)
..................... 1,082 1,085,610
Series 2025-NQM1, Class B1, 6.94%,
01/25/65
(a)
..................... 660 659,094
Series 2025-NQM1, Class B2, 7.80%,
01/25/65
(a)
..................... 574 572,384
Series 2025-NQM1, Class B3, 7.80%,
01/25/65
(a)
..................... 1,273 1,218,748
Series 2025-NQM1, Class M1, 6.49%,
01/25/65
(a)
..................... 1,062 1,072,264
Series 2025-NQM1, Class SA, 0.00%,
01/25/65
(a)
..................... 2 2,028
Series 2025-NQM2, Class A1, 5.75%,
05/25/65
(d)
..................... 13,562 13,641,414
Series 2025-NQM2, Class A2, 5.94%,
05/25/65
(d)
..................... 1,074 1,080,429
Series 2025-NQM2, Class A3, 6.04%,
05/25/65
(d)
..................... 2,110 2,122,631
Series 2025-NQM2, Class B1, 7.69%,
05/25/65
(a)
..................... 662 672,195
Series 2025-NQM2, Class B2, 7.69%,
05/25/65
(a)
..................... 263 259,026
Series 2025-NQM2, Class B3, 7.69%,
05/25/65
(a)
..................... 49 42,824
Series 2025-NQM2, Class M1, 6.71%,
05/25/65
(a)
..................... 1,342 1,363,788
Series 2025-NQM2, Class SA, 0.00%,
05/25/65
(a)
..................... 1 718
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM3, Class B1, 7.63%,
05/25/65
(a)
..................... USD 2,000 $ 1,993,591
Series 2025-NQM4, Class PT2, 6.03%,
07/25/65
(a)(f)
.................... 19,404 19,926,612
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44% Floor
and 11.50% Cap + 0.55%), 4.91%, 04/25/36
(a)
2,976 2,634,425
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%, 12/25/35 565 549,532
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ...................... 584 597,674
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor and 10.50% Cap +
0.45%), 4.81%, 03/25/37 ........... 859 814,538
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor and 10.50%
Cap + 0.39%), 4.75%, 03/25/37 ....... 1,257 1,171,143
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 4.87%, 09/25/47 ....... 1,395 1,316,851
BRAVO Residential Funding Trust
(a)(b)
Series 2025-NQM2, Class B1, 7.33%,
11/25/64 ...................... 1,000 1,010,412
Series 2025-NQM2, Class B2, 7.33%,
11/25/64 ...................... 1,000 989,885
CAFL Issuer LLC, Series 2024-RTL1, Class A1,
6.75%, 11/28/31
(b)(d)
................. 2,000 2,019,368
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME Term
SOFR at 0.27% Floor and 10.50% Cap +
0.38%), 4.74%, 04/25/35
(a)
.......... 568 536,465
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.07%,
05/25/35
(a)
..................... 1,848 1,613,878
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 4.93%,
04/25/46
(a)
..................... 2,560 692,695
Series 2007-21, Class 1A1, 6.25%, 02/25/38 131 56,723
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 607 201,900
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 926 308,304
CHNGE Mortgage Trust, Series 2022-2, Class
A1, 3.76%, 03/25/67
(a)(b)
.............. 6,444 6,241,412
CIM Trust, Series 2025-I1, Class B1B, 7.55%,
10/25/69
(a)(b)
...................... 4,918 4,969,350
CitiMortgage Alternative Loan Trust, Series 2007-
A1, Class 1A5, 6.00%, 01/25/37 ......... 50 44,680
COLT Mortgage Loan Trust
(a)(b)
Series 2022-5, Class A1, 4.55%, 04/25/67 .. 3,331 3,307,655
Series 2025-6, Class B1, 7.21%, 08/25/70 .. 357 357,637
Cross Mortgage Trust, Series 2025-H2, Class
B1B, 7.66%, 03/25/70
(a)(b)
............. 894 890,823
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%, 07/25/37 258 220,340
Series 2011-4R, Class 1A2, (1-mo. CME Term
SOFR at 1.50% Floor + 1.61%), 5.94%,
09/27/37
(a)
..................... 2,671 2,188,164
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
..................... 1,165 1,160,509
Series 2022-ATH3, Class B1, 7.10%,
08/25/67
(a)
..................... 4,695 4,689,222
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%), 4.85%,
08/25/47
(a)
....................... 9,466 8,065,211

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Ellington Financial Mortgage Trust
(a)(b)
Series 2021-2, Class A1, 0.93%, 06/25/66 .. USD 1,680 $ 1,394,192
Series 2023-1, Class B1, 6.74%, 02/25/68 .. 2,000 1,990,161
Series 2025-INV1, Class B1, 7.18%, 03/25/70 529 529,977
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 4.44%,
02/25/37
(a)
....................... 760 410,182
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a)(b)
................. 12,532 12,418,637
GMACM Mortgage Loan Trust, Series 2005-AR2,
Class 4A, 4.02%, 05/25/35
(a)
........... 15 12,852
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
4.64%, 02/25/36 ................. 1,739 1,574,063
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 2.00% Floor and 10.50%
Cap + 2.00%), 5.97%, 03/25/36 ....... 849 791,448
GS Mortgage-Backed Securities Trust, Series
2025-NQM2, Class B1, 7.42%, 06/25/65
(a)(b)
. 280 279,993
HOMES Trust, Series 2025-NQM1, Class B1,
7.27%, 01/25/70
(a)(b)
................. 2,355 2,358,865
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 4.97%, 10/25/35
(a)
.. 933 837,419
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 547 376,648
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,231 703,269
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 4.26%,
08/25/37 ...................... 85 58,888
Series 2007-AR15, Class 2A1, 3.38%,
08/25/37 ...................... 417 292,601
J.P. Morgan Mortgage Trust, Series 2025-VIS2,
Class B1, 6.45%, 01/25/63
(a)(b)
.......... 2,000 1,988,245
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 6.02%, 12/25/35 209 201,077
Series 2006-1, Class 2A1, 5.60%, 02/25/36 . 179 175,515
MFA Trust
(b)
Series 2022-CHM1, Class M1, 4.57%,
09/25/56
(a)
..................... 4,000 3,497,405
Series 2023-NQM2, Class A1, 4.40%,
03/25/68
(d)
..................... 9,898 9,730,273
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b)(d)
..... 3,924 3,920,101
New Residential Mortgage Loan Trust, Series
2025-NQM1, Class B2, 7.04%, 01/25/65
(a)(b)
. 1,577 1,526,191
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
..... 5,755 5,701,878
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
............... 220 204,774
PRPM Trust, Series 2025-NQM3, Class B1,
6.86%, 05/25/70
(a)(b)
................. 812 805,520
Rain City Mortgage Trust, Series 2024-RTL1,
Class A1, 6.53%, 11/25/29
(a)(b)
.......... 5,000 5,035,041
RALI Trust, Series 2007-QS4, Class 3A2, 6.00%,
03/25/37 ........................ 107 87,610
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 .... 309 100,188
RFMSI Trust, Series 2007-S7, Class A20, 6.00%,
07/25/37 ........................ 29 23,380
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM3, Class B1, 7.24%,
05/25/65
(a)(b)
...................... 2,001 1,990,280
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b)(d)
..... USD 13,077 $ 12,791,403
Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 3A1, 4.83%, 04/25/47
(a)
180 67,445
Structured Asset Mortgage Investments II Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME Term
SOFR at 0.46% Floor and 10.50% Cap +
0.57%), 4.93%, 02/25/36 ........... 345 318,384
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.85%, 06/25/36 ....... 6,185 5,353,963
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 4.85%, 07/25/46 ....... 7,878 5,502,754
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
4.83%, 09/25/47 ................. 1,444 1,328,334
Verus Securitization Trust
(b)
Series 2022-3, Class A1, 4.13%, 02/25/67
(d)
. 8,547 8,139,735
Series 2023-2, Class B1, 7.46%, 03/25/68
(a)
. 1,000 997,932
Series 2025-INV1, Class B2, 7.31%,
02/25/70
(a)
..................... 2,094 2,046,218
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a)(b)
.......... 2,800 2,804,717
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2006-8, Class A5, 4.11%, 10/25/36
(d)
. 974 324,233
Series 2006-AR5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.98% Floor + 0.98%), 4.95%,
06/25/46
(a)
..................... 2,687 2,149,151
Series 2007-OA5, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.75% Floor + 0.75%), 4.72%,
06/25/47
(a)
..................... 4,419 3,654,629
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.84% Floor + 0.84%),
4.81%, 05/25/47
(a)
................ 2,015 1,708,234
Series 2007-OA6, Class 1A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.81% Floor + 0.81%), 4.78%,
07/25/47
(a)
..................... 2,312 1,929,241
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
(a)
Series 2006-AR8, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.85% Floor + 0.85%), 4.82%,
10/25/46 ...................... 3,945 3,388,859
Series 2007-OA1, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.72% Floor + 0.72%), 4.69%,
12/25/46 ...................... 3,389 2,725,566
306,151,583
Commercial Mortgage-Backed Securities — 5.1%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.75%, 09/15/34
(a)(b)
. 1,564 1,513,170
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.03%, 07/15/41
(a)(b)
. 1,270 1,274,366
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.78%,
10/15/34
(a)(b)
...................... 13,280 13,309,050

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.61%, 04/15/35
(a)(b)
...... USD 3,467 $ 3,440,998
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 6.59%, 12/15/36
(a)(b)
...... 3,624 3,406,560
BAHA Trust
(a)(b)
Series 2024-MAR, Class A, 5.97%, 12/10/41 15,300 15,711,708
Series 2024-MAR, Class C, 7.52%, 12/10/41 4,470 4,600,295
BAMLL Trust
(a)(b)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.69%,
08/15/39 ...................... 17,580 17,623,225
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.19%,
02/15/42 ...................... 8,893 8,893,299
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.11% Cap +
0.58%), 4.93%, 08/25/35 ........... 1,726 1,666,701
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.95%, 11/25/35 ............ 421 403,024
Series 2007-1, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.44%), 4.80%,
03/25/37 ...................... 1,300 1,230,454
Series 2007-3, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.55%), 4.90%,
07/25/37 ...................... 2,053 1,932,555
Series 2007-4A, Class A1, (1-mo. CME Term
SOFR at 0.68% Floor + 0.79%), 5.14%,
09/25/37 ...................... 527 492,404
Series 2007-6A, Class A4A, (1-mo. CME Term
SOFR at 0.00% Floor + 2.36%), 6.72%,
12/25/37 ...................... 1,209 1,066,256
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.27%, 08/05/38
(a)(b)
........... 1,140 946,720
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
6.49%, 08/19/38
(a)(b)
................. 1,354 1,354,739
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.23%, 07/15/41
(a)(b)
........... 2,830 2,842,381
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.16%, 10/15/35
(a)(b)
................. 2,433 30,412
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.71%,
06/15/41
(a)(b)
...................... 4,710 4,717,359
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.26%, 08/15/41
(a)(b)
. 5,905 5,930,834
BPR Trust
(a)(b)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.51%,
09/15/38 ...................... 1,900 1,900,594
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.06%,
09/15/38 ...................... 4,495 4,458,089
BWAY Mortgage Trust, Series 2013-1515, Class
D, 3.63%, 03/10/33
(b)
................ 3,600 3,246,859
BX Commercial Mortgage Trust
(a)(b)
Series 2021-NWM, Class A, (1-mo. CME Term
SOFR at 0.91% Floor + 1.02%), 5.37%,
02/15/33 ...................... 12,383 12,312,536
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2021-NWM, Class B, (1-mo. CME Term
SOFR at 2.15% Floor + 2.26%), 6.61%,
02/15/33 ...................... USD 7,261 $ 7,228,575
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
8.71%, 02/15/33 ................. 4,795 4,786,240
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.26%, 06/15/38 ................. 4,321 4,322,791
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 6.70%,
10/15/38 ...................... 6,300 6,300,000
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.10%,
12/09/40 ...................... 2,950 2,955,487
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.83%,
10/15/41 ...................... 8,920 8,937,101
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.03%,
08/15/39 ...................... 18,059 18,119,802
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.22%, 10/15/41 ................. 7,280 7,332,325
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.63%, 12/15/39 ................. 4,539 4,551,300
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.78%,
02/15/39 ...................... 4,170 4,178,311
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.88%, 06/15/37 ................. 658 657,692
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.65%, 11/15/41 . CAD 4,710 3,424,601
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.78%,
02/15/39 ...................... USD 9,056 9,070,019
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.73%,
03/15/41 ...................... 5,004 5,014,719
BX Trust
(a)(b)
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.26%, 02/15/36 ................. 1,880 1,878,838
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.46%, 02/15/36 ................. 1,765 1,751,683
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
7.46%, 02/15/36 ................. 5,638 5,596,295
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.34%,
01/15/39 ...................... 6,710 6,716,271
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
5.19%, 01/15/39 ................. 2,180 2,179,319
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.03%, 05/15/38 ................. 8,500 8,547,812
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.83%,
07/15/29 ...................... 7,780 7,784,862
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 2,800 2,296,526
Series 2021-601L, Class D, 2.78%, 01/15/44 3,863 3,014,022

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CFSP Mortgage Trust, Series 2024-AHP1, Class
A, 6.50%, 04/15/37 ................. USD 4,262 $ 4,076,201
Citigroup Commercial Mortgage Trust, Series
2016-C1, Class C, 4.95%, 05/10/49
(a)
..... 2,870 2,801,768
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.93%,
08/15/36 ...................... 1,750 1,749,454
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.78%,
08/15/36 ...................... 8,900 8,827,601
Commercial Mortgage Trust
(a)(b)
Series 2016-667M, Class D, 3.18%, 10/10/36 2,814 2,055,291
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.18%, 06/15/41 ................. 4,380 4,366,313
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.98%, 08/15/41
(a)(b)
................. 1,900 1,898,814
CSMC Trust, Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor + 3.44%),
7.78%, 02/15/27
(a)(b)(f)
................ 8,800 8,718,743
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.22%,
08/15/34
(a)(b)
...................... 12,500 12,511,719
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.08%, 04/15/37
(a)(b)
........... 3,040 3,039,050
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a)(b)
...................... 9,400 9,540,137
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME Term
SOFR at 2.25% Floor + 2.36%), 6.71%,
07/15/38 ...................... 2,574 2,577,252
Series 2021-ESH, Class E, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 7.31%,
07/15/38 ...................... 5,144 5,164,690
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.79%,
12/15/39
(a)(b)
...................... 10,700 10,718,705
FS Trust, Series 2024-HULA, Class A, (1-mo.
CME Term SOFR at 1.81% Floor + 1.81%),
6.15%, 08/15/39
(a)(b)
................. 1,750 1,754,364
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.03%, 05/15/41 .. 7,190 7,223,703
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.88%, 03/15/39 ................. 5,660 5,681,225
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.34%,
11/15/36 ...................... 1,900 1,885,750
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.43%,
03/15/28 ...................... 8,480 8,511,800
Series 2023-SHIP, Class E, 7.43%, 09/10/38 8,600 8,616,074
Harvest Commercial Capital Loan Trust, Series
2019-1, Class M4, 4.64%, 09/25/46
(a)(b)
.... 3,150 2,940,604
HIH Trust, Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor + 1.84%),
6.18%, 10/15/41
(a)(b)
................. 2,473 2,474,533
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.88%, 05/15/37
(a)(b)
. 1,525 1,525,953
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.61%, 10/15/36
(a)(b)
........... USD 7,000 $ 6,978,125
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a)(b)
........... 6,550 6,646,185
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a)(b)
...... 8,310 8,518,925
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, 2.85%, 09/06/38 4,787 4,640,824
Series 2022-OPO, Class D, 3.45%, 01/05/39 2,409 1,997,366
Series 2024-OMNI, Class A, 5.80%, 10/05/39 4,710 4,779,975
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class A, (1-mo. CME Term SOFR at
1.62% Floor + 1.62%), 5.96%, 06/15/39
(a)(b)
. 8,750 8,760,916
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.88%, 12/15/39
(a)(b)
. 11,530 11,526,397
LBA Trust, Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor + 1.59%),
5.93%, 06/15/39
(a)(b)
................. 10,560 10,569,900
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.73%, 08/17/42
(a)(b)
...... 8,940 8,941,272
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 8.41%, 07/15/38
(a)(b)
. 1,277 1,275,154
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 4.81%, 07/15/51 . 1,440 1,346,314
Series 2018-MP, Class E, 4.28%, 07/11/40
(b)
2,112 1,549,131
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.33%, 08/15/29
(a)(b)
................. 6,179 6,199,834
Olympic Tower Mortgage Trust, Series 2017-OT,
Class E, 3.95%, 05/10/39
(a)(b)
........... 4,300 3,273,822
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.83%, 12/15/39
(a)(b)
................. 8,630 8,637,650
PFP Ltd., Series 2022-9, Class A, (1-mo. CME
Term SOFR at 2.27% Floor + 2.27%), 6.61%,
08/19/35
(a)(b)
...................... 2,556 2,555,583
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.23%, 06/15/39
(a)(b)
................. 2,850 2,853,562
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class G, (1-mo. CME Term SOFR at
4.35% Floor + 4.46%), 8.81%, 07/15/38
(a)(b)
. 1,400 240,054
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.08%, 04/15/41
(a)(b)
........... 1,830 1,831,143
SHR Trust, Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.29%, 10/15/41
(a)(b)
................. 6,600 6,599,999
SREIT Trust, Series 2021-MFP2, Class A, (1-mo.
CME Term SOFR at 0.82% Floor + 0.94%),
5.28%, 11/15/36
(a)(b)
................. 4,710 4,708,528
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.58%, 12/15/39
(a)(b)
. 10,900 10,910,219
TTAN MHC, Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.85% Floor + 0.96%),
5.31%, 03/15/38
(a)(b)
................. 1,801 1,801,735
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 2,410 2,431,380
Velocity Commercial Capital Loan Trust
(b)
Series 2022-1, Class M4, 5.20%, 02/25/52
(a)
4,884 3,860,432

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2023-3, Class M2, 8.27%, 08/25/53
(a)
USD 1,108 $ 1,110,542
Series 2023-3, Class M3, 9.32%, 08/25/53
(a)
893 911,418
Series 2024-5, Class M3, 6.76%, 10/25/54
(a)
3,448 3,409,154
Series 2024-5, Class M4, 9.53%, 10/25/54
(a)
4,377 4,312,971
Series 2025-1, Class M3, 7.33%, 02/25/55
(a)
3,995 4,008,207
Series 2025-1, Class M4, 10.15%, 02/25/55
(a)
1,383 1,387,071
Series 2025-3, Class M3, 7.38%, 06/25/55
(a)
623 625,379
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(d)
..................... 3,000 3,028,680
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.49%, 09/15/57 1,600 1,584,341
Series 2016-C37, Class C, 4.46%, 12/15/49 . 2,803 2,706,396
Series 2016-LC25, Class C, 4.33%, 12/15/59 8,320 7,825,082
Series 2016-NXS5, Class B, 4.92%, 01/15/59 1,875 1,839,115
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.13%,
11/15/27
(a)(b)
...................... 3,005 3,012,513
528,804,217
Interest Only Collateralized Mortgage Obligations — 0.0%
Barclays Mortgage Loan Trust
(a)(b)
Series 2024-NQM4, Class SA, 0.00%,
12/26/64 ...................... 2 1,758
Series 2025-NQM1, Class XS, 0.00%,
01/25/65 ...................... 18,244 762,066
Series 2025-NQM2, Class XS2, 0.00%,
05/25/65 ...................... 19,061 519,723
1,283,547
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 0.84%,
08/10/35 ...................... 66,445 834,886
Series 2015-SRCH, Class XB, 0.19%,
08/10/35 ...................... 35,000 123,925
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.81%,
09/10/47
(b)
..................... 12,675 93,781
Series 2015-CR25, Class XA, 0.62%,
08/10/48 ...................... 798 8
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, 0.40%, 09/15/47 377 4
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class XC, 0.75%, 12/15/49
(b)
40,477 298,057
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.85%, 03/10/50
(b)
...... 30,921 273,421
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.23%,
10/15/48
(b)
....................... 12,675 61,590
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.57%, 03/15/49
(b)
...... 13,600 290,703
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.20%, 04/10/37 40,610 142,614
Series 2017-75B, Class XB, 0.03%, 04/10/37 27,000 24,667
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.24%,
08/15/49
(b)
..................... 11,784 130,616
Series 2016-LC25, Class XA, 0.81%,
12/15/59 ...................... 17,568 129,969
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.36%, 05/15/47 .... 43,884 12,972
2,417,213
Total Non-Agency Mortgage-Backed Securities — 8.0%
(Cost: $851,147,624) .............................. 838,656,560
Security
Beneficial Interest
(000) Value
Other Interests
(s)
Broadline Retail — 0.0%
NMG Parent LLC
(e)(f)
................... USD 4 $ —
Total Other Interests — 0.0%
(Cost: $—) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.1%
Banks — 0.0%
PNC Financial Services Group, Inc. (The), Series
W, (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a)(j)
. 238 240,710
Electric Utilities — 0.1%
(a)(j)
Edison International, Series A, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 3,983 3,787,363
NRG Energy, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 890 979,637
4,767,000
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a)(b)(j)
....................... 915 923,933
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP, Series H, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a)(j)
........... 385 385,735
Total Capital Trusts — 0.1%
(Cost: $6,160,846) ............................... 6,317,378
Shares
Shares
Preferred Stocks — 0.0%
Chemicals — 0.0%
FUCHS SE (Preference) ................ 5,581 255,388
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 69,073 5,322,706
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 2,876 64,714
Veritas Newco, Series G-1 ............... 1,987 44,699
109,413
Machinery — 0.0%
Jungheinrich AG (Preference) ............ 14,880 570,471
Total Preferred Stocks — 0.0%
(Cost: $6,517,110) ............................... 6,257,978
Total Preferred Securities — 0.1%
(Cost: $12,677,956) ............................... 12,575,356

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes, Series 2018-W5FX, Class CFX,
3.66%, 04/25/28
(a)(b)
................. USD 4,627 $ 4,257,414
Total U.S. Government Sponsored Agency Securities — 0.0%
(Cost: $4,555,617) ............................... 4,257,414
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22, 1 Share for 1 Warrant,
Expires 04/26/27, Strike Price USD 10.00)
(e)(f)
1,841 —
Total Warrants — 0.0%
(Cost: $—) ..................................... —
Total Long-Term Investments — 95.2%
(Cost: $9,508,516,862) ............................ 9,933,564,081
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.7%
(q)(t)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.44%
(u)
................... 256,726,772 $ 256,829,462
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.20% ..................... 652,613,416 652,613,416
Total Short-Term Securities — 8.7%
(Cost: $909,428,128) .............................. 909,442,878
Total Investments — 103.9%
(Cost: $ 10,417,944,990 ) ............................ 10,843,006,959
Liabilities in Excess of Other Assets — (3.9)% ............. (411,531,711)
Net Assets — 100.0% ...............................
$ 10,431,475,248
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $6,759,145, representing 0.06% of its net assets as of period end, and an original cost of $5,874,687.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Issuer filed for bankruptcy and/or is in default.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Rounds to less than 1,000.
(o)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly-owned subsidiary.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
All or a portion of this security is on loan.
(s)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(t)
Annualized 7-day yield as of period end.
(u)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 239,879,166 $ 16,961,388
(a)
$ — $ (11,530) $ 438 $ 256,829,462 256,726,772 $ 2,142,348
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 794,650,648 — (142,037,232)
(a)
— — 652,613,416 652,613,416 30,626,823 —
iShares 1-5 Year Investment
Grade Corporate Bond ETF — 198,372,879 — — 1,407,917 199,780,796 3,795,949 2,945,863 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF — 219,382,289 — — (246,965) 219,135,324 4,122,960 7,393,881 —
iShares Core 1-5 Year USD
Bond ETF ............ — 103,644,881 (49,161,510) 335,221 306,135 55,124,727 1,136,358 909,330 —
iShares Core Dividend Growth
ETF ................ 546,658,635 896,287,676 (1,163,634,481) 74,389,617 (48,748,220) 304,953,227 4,717,717 6,043,410 —
iShares Core S&P 500 ETF
(c)
. 221,024,780 82,076,598 (305,873,547) 6,134,754 (3,362,585) — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 234,648,774 — (26,937,488) 976,418 4,378,616 213,066,320 2,650,738 13,150,270 —
$ 81,824,480 $ (46,264,664) $ 1,901,503,272 $ 63,211,925 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 4,232 09/08/25 $ 626,394 $ (6,129,533)
JPY Currency ............................................................ 3,866 09/15/25 322,134 (14,950,621)
MSCI Emerging Markets Index ................................................. 46 09/19/25 2,848 66,832
U.S. Treasury 10-Year Note ................................................... 2,360 09/19/25 262,144 1,966,463
U.S. Treasury Ultra Bond ..................................................... 1,470 09/19/25 172,266 (237,020)
U.S. Treasury 5-Year Note .................................................... 15,101 09/30/25 1,633,857 10,977,202
(8,306,677)
Short Contracts
S&P 500 E-Mini Index ....................................................... 89 09/19/25 28,365 11,086
U.S. Treasury 10-Year Note ................................................... 61 09/19/25 6,776 (97,714)
U.S. Treasury 10-Year Ultra Note ............................................... 30 09/19/25 3,393 (51,982)
U.S. Treasury Ultra Bond ..................................................... 13 09/19/25 1,523 (32,582)
(171,192)
$ (8,477,869)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 3,041,968 CHF 2,430,000 HSBC Bank plc 08/14/25 $ 46,483
USD 90,796,920 EUR 77,990,000 Bank of America NA 08/14/25 1,735,175
USD 320,385,666 EUR 275,200,000 Deutsche Bank AG 08/14/25 6,117,269
USD 3,431,974 EUR 2,970,000 HSBC Bank plc 08/14/25 40,342
USD 764,966 EUR 650,000 JPMorgan Chase Bank NA 08/14/25 22,690
USD 80,345 GBP 60,000 Bank of America NA 08/14/25 1,099
USD 64,491,754 GBP 48,150,000 Morgan Stanley & Co. International plc 08/14/25 896,936
USD 28,019,265 GBP 20,920,000 UBS AG 08/14/25 388,868
USD 3,376,255 CAD 4,568,000 Toronto Dominion Bank 09/17/25 72,148
USD 986,028 EUR 850,000 Bank of New York Mellon 09/17/25 13,053
USD 16,229,344 EUR 13,904,000 BNP Paribas SA 09/17/25 313,777
USD 4,292,066 EUR 3,664,000 JPMorgan Chase Bank NA 09/17/25 97,976
USD 257,938 EUR 222,000 Toronto Dominion Bank 09/17/25 3,820
USD 217,378 GBP 163,000 JPMorgan Chase Bank NA 09/17/25 2,016
USD 13,146,015 GBP 9,713,000 Nomura International plc 09/17/25 312,798
HKD 216,000 USD 27,687 Bank of New York Mellon 10/15/25 —
USD 878,032 CAD 1,199,000 Bank of New York Mellon 10/15/25 9,574
USD 1,715,408 CAD 2,342,000 Barclays Bank plc 10/15/25 19,054
USD 2,474,046 CAD 3,375,000 Deutsche Bank AG 10/15/25 29,471
USD 9,638,277 EUR 8,190,000 Deutsche Bank AG 10/15/25 245,733
USD 3,522,030 GBP 2,606,000 UBS AG 10/15/25 77,962
USD 911,339 HKD 7,108,000 Bank of America NA 10/15/25 227
USD 860,124 JPY 125,425,000 Deutsche Bank AG 10/15/25 21,473
USD 10,805,769 EUR 9,191,620 Deutsche Bank AG 10/16/25 263,872
10,731,816
EUR 565,000 USD 653,485 Bank of New York Mellon 08/01/25 (8,707)
GBP 163,000 USD 217,278 JPMorgan Chase Bank NA 08/01/25 (2,012)
EUR 1,320,000 USD 1,532,014 Barclays Bank plc 08/14/25 (24,622)
GBP 9,713,000 USD 13,014,187 Canadian Imperial Bank of Commerce 09/17/25 (180,970)
AUD 1,570,000 USD 1,033,892 UBS AG 10/15/25 (23,506)
CAD 19,000 USD 13,904 Barclays Bank plc 10/15/25 (142)
CAD 6,640,000 USD 4,873,604 Deutsche Bank AG 10/15/25 (64,130)
CAD 3,982,000 USD 2,925,086 UBS AG 10/15/25 (40,849)
CHF 2,066,000 USD 2,624,831 Bank of New York Mellon 10/15/25 (57,653)

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 292,000 USD 343,452 Bank of New York Mellon 10/15/25 $ (8,577)
EUR 30,000 USD 35,422 UBS AG 10/15/25 (1,016)
GBP 2,714,000 USD 3,659,427 UBS AG 10/15/25 (72,627)
JPY 6,366,000 USD 43,660 UBS AG 10/15/25 (1,094)
KRW 750,460,000 USD 548,653 Citibank NA 10/15/25 (8,477)
NZD 3,554,000 USD 2,141,907 Bank of New York Mellon 10/15/25 (42,652)
SGD 435,000 USD 342,136 Bank of America NA 10/15/25 (5,202)
(542,236)
$ 10,189,580
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 % Quarterly 06/20/30 USD 20,523 $ (468,363) $ (356,160) $ (112,203)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Verizon Communications,
Inc. ............. 1 .00 % Quarterly 06/20/29 BBB+ USD 7,197 $ 146,938 $ 109,839 $ 37,099
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High
Yield Index Series 43 25-35% 5 .00 % Quarterly Goldman Sachs International 12/20/29 USD 7,170 $ (1,102,574) $ (1,058,802) $ (43,772)
Markit CDX North American High
Yield Index Series 43 25-35% 5 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 USD 8,880 (1,365,531) (1,342,763) (22,768)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 USD 641 (8,490) (7,910) (580)
Conagra Brands, Inc. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 USD 1,583 (20,966) (20,953) (13)
Devon Energy Corp. ........ 1 .00 Quarterly Bank of America NA 06/20/30 USD 974 (4,777) 843 (5,620)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 288 (54,155) (50,472) (3,683)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 192 (36,103) (33,548) (2,555)
Lennar Corp. ............. 5 .00 Quarterly Bank of America NA 06/20/30 USD 162 (30,462) (28,851) (1,611)
PulteGroup, Inc. .......... 5 .00 Quarterly Bank of America NA 06/20/30 USD 354 (68,153) (62,934) (5,219)
PulteGroup, Inc. .......... 5 .00 Quarterly Bank of America NA 06/20/30 USD 288 (55,446) (51,197) (4,249)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 258 (2,157) 112 (2,269)
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 384 (3,211) 332 (3,543)
$ – $ – $ –
$ (2,752,025) $ (2,656,143) $ (95,882)
$ – $ – $ –

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 360 $ 8,987 $ 8,307 $ 680
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 800 21,074 (11,239) 32,313
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 NR EUR 476 34,460 6,321 28,139
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,090 102,792 103,193 (401)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC EUR 304 24,273 (30,395) 54,668
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 183 14,591 (17,325) 31,916
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 513 41,011 (48,696) 89,707
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC EUR 149 11,900 (14,546) 26,446
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC EUR 312 24,904 (30,956) 55,860
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 226 18,057 (22,387) 40,444
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 3,023 1,875 1,148
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 650 13,099 7,357 5,742
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 150 3,023 1,880 1,143
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 303 38,746 36,416 2,330
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,624 15,277 1,347
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 144 18,414 17,298 1,116
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 342 43,733 40,863 2,870
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 130 16,624 15,179 1,445
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 216 27,676 25,568 2,108
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 828 101,843 84,853 16,990
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 913 112,298 82,757 29,541
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 136 2,212 1,080 1,132
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 3,351 1,784 1,567
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 137 2,228 984 1,244
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 650 10,572 4,883 5,689
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 206 3,351 1,264 2,087
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 218 3,546 1,732 1,814
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 147 2,391 812 1,579
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 282 5,649 4,101 1,548
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 393 7,872 5,959 1,913
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 D EUR 1,414 (178,506) (236,842) 58,336
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 718 78,106 45,383 32,723
Forvia SE ........... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- EUR 200 21,757 12,029 9,728
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,111 335,976 260,603 75,373
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 507 (17,178) (35,817) 18,639
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 525 (17,788) (33,593) 15,805
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 1,704 26,758 — 26,758
SES SA ............ 1 .00 Quarterly Barclays Bank plc 06/20/30 NR EUR 365 (16,981) (21,844) 4,863
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 490 1,549 (2,304) 3,853
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 100 316 (897) 1,213
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 534 2,343 (4,544) 6,887

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 % Quarterly
Goldman Sachs
International 06/20/30 BB USD 180 $ 790 $ (767) $ 1,557
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB USD 120 526 (719) 1,245
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B- EUR 351 27,277 27,277 —
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 374 67,226 64,515 2,711
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 371 66,599 50,888 15,711
$ 1,137,094 $ 417,567 $ 719,527
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 8,000 $ 200,627 $ (15,841) $ 216,468
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 20,000 178,819 (124,730) 303,549
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 7,000 59,474 (60,523) 119,997
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 2,000 16,329 (18,851) 35,180
$ 455,249 $ (219,945) $ 675,194
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .34%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 109,839 $ (356,160) $ 37,099 $ (112,203)
OTC Swaps ................................................................... 931,725 (3,390,246) 1,395,122 (96,283)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 77,918 $ — $ 12,943,665 $ — $ 13,021,583
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 10,731,816 — — 10,731,816
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 37,099 — — — — 37,099
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 1,651,653 — — 675,194 — 2,326,847
$ — $ 1,688,752 $ 77,918 $ 10,731,816 $ 13,618,859 $ — $ 26,117,345
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ 14,950,621 $ 6,548,831 $ — $ 21,499,452
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 542,236 — — 542,236
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 112,203 — — — — 112,203
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 3,266,584 — — 219,945 — 3,486,529
$ — $ 3,378,787 $ — $ 15,492,857 $ 6,768,776 $ — $ 25,640,420
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended July 31, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 45,296,321 $ (9,571,458) $ 70,014,259 $ — $ 105,739,122
Forward foreign currency exchange contracts .... — — — (43,721,442) — — (43,721,442)
Options purchased
(a)
..................... — — 4,680,979 — — — 4,680,979
Options written ........................ — — 826,363 — — — 826,363
Swaps .............................. — 1,044,077 — — 904,241 — 1,948,318
$ — $ 1,044,077 $ 50,803,663 $ (53,292,900) $ 70,918,500 $ — $ 69,473,340
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (201,360) $ (11,716,235) $ (80,126,615) $ — $ (92,044,210)
Forward foreign currency exchange contracts .... — — — 10,554,643 — — 10,554,643
Options purchased
(b)
..................... — — (813,598) — — — (813,598)
Options written ........................ — — 332,250 — — — 332,250
Swaps .............................. — 506,876 — — 232,800 — 739,676
$ — $ 506,876 $ (682,708) $ (1,161,592) $ (79,893,815) $ — $ (81,231,239)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,415,756,962
Average notional value of contracts — short ................................................................................. 283,600,914
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 685,694,632
Average amounts sold — in USD ........................................................................................ 19,922,724
Options
Average value of option contracts purchased ................................................................................ —
(a)
Average value of option contracts written ................................................................................... —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... 31,504,626
Average notional value — sell protection ................................................................................... 30,570,642
Total return swaps
Average notional value ............................................................................................... 43,500,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,703,525 $ 3,392,404
Forward f oreign currency exchange contracts ................................................................. 10,731,816 542,236
Swaps — centrally cleared .............................................................................. 2,117 —
Swaps — OTC
(a)
..................................................................................... 2,326,847 3,486,529
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 14,764,305 $ 7,421,169
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,705,642) (3,392,404)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 13,058,663 $ 4,028,765
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 2,052,482 $ (334,910) $ — $ — $ 1,717,572
Bank of New York Mellon ........................... 22,627 (22,627) — — —
Barclays Bank plc ................................ 263,188 (146,222) — — 116,966
BNP Paribas SA ................................. 716,979 — — (290,000) 426,979
Citibank NA .................................... 26,446 (23,023) — — 3,423
Deutsche Bank AG ............................... 6,802,753 (300,972) — — 6,501,781
Goldman Sachs International ........................ 286,011 (286,011) — — —
HSBC Bank plc .................................. 86,825 — — — 86,825
JPMorgan Chase Bank NA .......................... 229,989 (229,989) — — —
Morgan Stanley & Co. International plc .................. 1,715,767 (242,733) — (590,000) 883,034
Nomura International plc ........................... 312,798 — — — 312,798
Toronto Dominion Bank ............................ 75,968 — — — 75,968
UBS AG ...................................... 466,830 (139,092) — — 327,738
$ 13,058,663 $ (1,725,579) $ — $ (880,000) $ 10,453,084

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 334,910 $ (334,910) $ — $ — $ —
Bank of New York Mellon ........................... 117,589 (22,627) — — 94,962
Barclays Bank plc ................................ 146,222 (146,222) — — —
Canadian Imperial Bank of Commerce .................. 180,970 — — — 180,970
Citibank NA .................................... 23,023 (23,023) — — —
Deutsche Bank AG ............................... 300,972 (300,972) — — —
Goldman Sachs International ........................ 1,114,580 (286,011) — (828,569) —
JPMorgan Chase Bank NA .......................... 1,428,674 (229,989) — (1,198,685) —
Morgan Stanley & Co. International plc .................. 242,733 (242,733) — — —
UBS AG ...................................... 139,092 (139,092) — — —
$ 4,028,765 $ (1,725,579) $ — $ (2,027,254) $ 275,932
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,069,067,401 $ — $ 1,069,067,401
Common Stocks
Aerospace & Defense .................................... 30,006,804 27,203,913 — 57,210,717
Automobile Components .................................. 6,352,273 6,517,654 — 12,869,927
Automobiles .......................................... 2,857,317 24,684,069 — 27,541,386
Banks ............................................... 99,190,043 86,286,959 108 185,477,110
Beverages ........................................... 26,631,295 7,397,182 — 34,028,477
Biotechnology ......................................... 17,731,399 — — 17,731,399
Broadline Retail ........................................ 15,980,262 — — 15,980,262
Building Products ....................................... 30,076,786 4,397,738 — 34,474,524
Capital Markets ........................................ 80,962,468 1,695,804 — 82,658,272
Chemicals ............................................ 21,814,412 21,030,248 — 42,844,660
Commercial Services & Supplies ............................. 12,058,265 10,064,670 — 22,122,935
Communications Equipment ................................ 10,535,883 2,761,420 — 13,297,303
Construction & Engineering ................................ 4,217,333 19,905,425 — 24,122,758
Construction Materials .................................... 3,639,010 9,209,054 — 12,848,064
Consumer Finance ...................................... 9,185,875 — — 9,185,875
Consumer Staples Distribution & Retail ........................ 48,005,369 12,825,467 — 60,830,836
Containers & Packaging .................................. 15,307,999 — — 15,307,999
Distributors ........................................... 4,435,336 — — 4,435,336
Diversified REITs ....................................... 3,932,509 4,186,853 — 8,119,362
Diversified Telecommunication Services ........................ 20,124,804 31,036,724 — 51,161,528
Electric Utilities ........................................ 140,341,026 19,825,305 — 160,166,331
Electrical Equipment ..................................... 29,535,395 4,457,990 — 33,993,385
Electronic Equipment, Instruments & Components ................. 21,236,907 4,924,152 — 26,161,059
Energy Equipment & Services .............................. 24,297,385 — — 24,297,385
Entertainment ......................................... 6,856,051 — — 6,856,051
Financial Services ...................................... 30,415,055 — 1,239,168 31,654,223
Food Products ......................................... 10,394,152 10,154,578 — 20,548,730
Gas Utilities ........................................... 1,070,859 3,119,656 — 4,190,515

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Ground Transportation ................................... $ 58,081,236 $ 2,583,521 $ — $ 60,664,757
Health Care Equipment & Supplies ........................... 30,669,249 6,794,782 — 37,464,031
Health Care Providers & Services ............................ 64,859,387 1,132,586 — 65,991,973
Health Care REITs ...................................... 27,637,141 — — 27,637,141
Hotel & Resort REITs .................................... — 2,785,545 — 2,785,545
Hotels, Restaurants & Leisure .............................. 9,694,373 3,447,528 — 13,141,901
Household Durables ..................................... 1,538,539 11,656,600 — 13,195,139
Household Products ..................................... 19,159,641 7,145,182 — 26,304,823
Independent Power and Renewable Electricity Producers ............ 1,706,219 — — 1,706,219
Industrial Conglomerates .................................. — 4,669,698 — 4,669,698
Industrial REITs ........................................ 23,381,648 19,144,614 — 42,526,262
Insurance ............................................ 53,649,720 38,439,742 — 92,089,462
Interactive Media & Services ............................... 102,553,780 — — 102,553,780
IT Services ........................................... 21,041,707 4,137,682 747,077 25,926,466
Leisure Products ....................................... 2,984,979 — — 2,984,979
Life Sciences Tools & Services .............................. 1,329,833 — — 1,329,833
Machinery ............................................ 55,002,211 31,084,925 — 86,087,136
Media ............................................... 13,645,686 7,574,173 763,380 21,983,239
Metals & Mining ........................................ 6,287,248 2,113,916 75 8,401,239
Multi-Utilities .......................................... 66,540,353 15,163,452 — 81,703,805
Office REITs .......................................... 11,004,181 1,447,106 — 12,451,287
Oil, Gas & Consumable Fuels ............................... 120,764,574 45,001,501 52 165,766,127
Passenger Airlines ...................................... — 1,881,109 — 1,881,109
Personal Care Products .................................. — 7,732,504 — 7,732,504
Pharmaceuticals ....................................... 5,188,971 93,872,851 — 99,061,822
Professional Services .................................... 26,626,673 23,207,666 — 49,834,339
Real Estate Management & Development ....................... — 18,157,435 8 18,157,443
Residential REITs ....................................... 22,753,318 3,285,812 — 26,039,130
Retail REITs .......................................... 20,893,017 3,135,227 — 24,028,244
Semiconductors & Semiconductor Equipment .................... 84,294,182 48,675,111 — 132,969,293
Software ............................................. 139,355,289 1,073,221 — 140,428,510
Specialized REITs ...................................... 71,422,753 5,589,714 — 77,012,467
Specialty Retail ........................................ 20,754,910 7,229,881 — 27,984,791
Technology Hardware, Storage & Peripherals .................... 32,338,177 18,393,054 — 50,731,231
Textiles, Apparel & Luxury Goods ............................ 1,117,811 4,020,320 — 5,138,131
Tobacco ............................................. — 6,089,388 — 6,089,388
Trading Companies & Distributors ............................ 4,538,633 26,218,554 — 30,757,187
Transportation Infrastructure ............................... 5,221,782 52,957,268 — 58,179,050
Water Utilities ......................................... 4,680,739 8,878,666 — 13,559,405
Wireless Telecommunication Services ......................... — — 3 3
Corporate Bonds
Aerospace & Defense .................................... — 38,254,612 — 38,254,612
Air Freight & Logistics .................................... — 1,006,375 — 1,006,375
Automobile Components .................................. — 24,562,953 — 24,562,953
Automobiles .......................................... — 12,603,479 — 12,603,479
Banks ............................................... — 352,171,198 — 352,171,198
Beverages ........................................... — 918,652 — 918,652
Biotechnology ......................................... — 5,912,059 — 5,912,059
Broadline Retail ........................................ — 6,788,731 — 6,788,731
Building Products ....................................... — 17,906,179 — 17,906,179
Capital Markets ........................................ — 134,103,647 — 134,103,647
Chemicals ............................................ — 42,140,521 — 42,140,521
Commercial Services & Supplies ............................. — 38,139,955 — 38,139,955
Communications Equipment ................................ — 7,693,243 — 7,693,243
Construction & Engineering ................................ — 9,333,551 — 9,333,551
Construction Materials .................................... — 1,503,762 — 1,503,762
Consumer Finance ...................................... — 47,700,158 — 47,700,158
Consumer Staples Distribution & Retail ........................ — 16,552,842 — 16,552,842
Containers & Packaging .................................. — 35,192,984 — 35,192,984
Distributors ........................................... — 1,027,060 — 1,027,060
Diversified Consumer Services .............................. — 11,688,009 — 11,688,009
Diversified REITs ....................................... — 13,378,783 — 13,378,783
Diversified Telecommunication Services ........................ — 64,766,486 — 64,766,486
Electric Utilities ........................................ — 75,948,756 — 75,948,756
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ — $ 2,236,669 $ — $ 2,236,669
Electronic Equipment, Instruments & Components ................. — 5,495,896 — 5,495,896
Energy Equipment & Services .............................. — 10,880,332 — 10,880,332
Entertainment ......................................... — 7,674,952 — 7,674,952
Financial Services ...................................... — 65,730,962 9,820,059 75,551,021
Food Products ......................................... — 13,648,665 — 13,648,665
Gas Utilities ........................................... — 1,589,171 — 1,589,171
Ground Transportation ................................... — 34,833,490 — 34,833,490
Health Care Equipment & Supplies ........................... — 18,522,794 — 18,522,794
Health Care Providers & Services ............................ — 60,258,203 — 60,258,203
Health Care REITs ...................................... — 12,069,384 — 12,069,384
Health Care Technology .................................. — 1,426,408 — 1,426,408
Hotel & Resort REITs .................................... — 6,125,624 — 6,125,624
Hotels, Restaurants & Leisure .............................. — 57,996,762 — 57,996,762
Household Durables ..................................... — 7,732,595 — 7,732,595
Household Products ..................................... — 185,130 — 185,130
Independent Power and Renewable Electricity Producers ............ — 9,703,308 — 9,703,308
Industrial Conglomerates .................................. — 12,519,411 — 12,519,411
Industrial REITs ........................................ — 1,115,147 — 1,115,147
Insurance ............................................ — 70,572,388 — 70,572,388
Interactive Media & Services ............................... — 1,728,742 — 1,728,742
IT Services ........................................... — 19,327,566 — 19,327,566
Life Sciences Tools & Services .............................. — 733,106 — 733,106
Machinery ............................................ — 15,243,438 — 15,243,438
Marine Transportation .................................... — 1,927,131 — 1,927,131
Media ............................................... — 69,261,707 — 69,261,707
Metals & Mining ........................................ — 35,324,932 — 35,324,932
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,107,595 — 2,107,595
Multi-Utilities .......................................... — 12,135,888 — 12,135,888
Oil, Gas & Consumable Fuels ............................... — 107,092,266 — 107,092,266
Paper & Forest Products .................................. — 7,957,174 — 7,957,174
Passenger Airlines ...................................... — 9,239,008 — 9,239,008
Personal Care Products .................................. — 2,818,215 — 2,818,215
Pharmaceuticals ....................................... — 47,669,915 — 47,669,915
Professional Services .................................... — 4,677,255 — 4,677,255
Real Estate Management & Development ....................... — 25,852,134 — 25,852,134
Residential REITs ....................................... — 4,703,549 — 4,703,549
Retail REITs .......................................... — 4,036,326 — 4,036,326
Semiconductors & Semiconductor Equipment .................... — 22,921,364 734,270 23,655,634
Software ............................................. — 61,615,074 — 61,615,074
Specialized REITs ...................................... — 10,723,674 — 10,723,674
Specialty Retail ........................................ — 19,520,671 — 19,520,671
Technology Hardware, Storage & Peripherals .................... — 2,172,459 — 2,172,459
Textiles, Apparel & Luxury Goods ............................ — 7,603,623 — 7,603,623
Tobacco ............................................. — 12,438,920 — 12,438,920
Trading Companies & Distributors ............................ — 18,896,498 — 18,896,498
Water Utilities ......................................... — 95,819 — 95,819
Wireless Telecommunication Services ......................... — 28,337,374 — 28,337,374
Equity-Linked Notes ...................................... — 1,260,688,560 — 1,260,688,560
Fixed Rate Loan Interests
Financial Services ...................................... — — 29,961,173 29,961,173
Health Care Technology .................................. — 1,745,556 — 1,745,556
IT Services ........................................... — 256,756 — 256,756
Software ............................................. — 2,515,376 — 2,515,376
Floating Rate Loan Interests
Aerospace & Defense .................................... — 33,831,860 — 33,831,860
Automobile Components .................................. — 14,963,569 — 14,963,569
Automobiles .......................................... — 1,793,555 — 1,793,555
Beverages ........................................... — 5,731,486 — 5,731,486
Biotechnology ......................................... — 3,743,664 — 3,743,664
Broadline Retail ........................................ — 6,149,497 614,080 6,763,577
Building Products ....................................... — 13,315,209 — 13,315,209
Capital Markets ........................................ — 29,999,244 4,536,122 34,535,366
Chemicals ............................................ — 32,294,486 1,705,644 34,000,130
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio
Consolidated Schedules of Investments

Level 1 Level 2 Level 3 Total
Commercial Services & Supplies ............................. $ — $ 43,300,315 $ 1,045,187 $ 44,345,502
Communications Equipment ................................ — 2,115,469 — 2,115,469
Construction & Engineering ................................ — 8,258,997 — 8,258,997
Construction Materials .................................... — 18,574,126 — 18,574,126
Consumer Staples Distribution & Retail ........................ — 2,607,279 — 2,607,279
Containers & Packaging .................................. — 14,982,865 — 14,982,865
Distributors ........................................... — 1,015,200 — 1,015,200
Diversified Consumer Services .............................. — 13,040,636 — 13,040,636
Diversified REITs ....................................... — 1,800,287 — 1,800,287
Diversified Telecommunication Services ........................ — 21,138,734 428,957 21,567,691
Electric Utilities ........................................ — 7,160,758 — 7,160,758
Electrical Equipment ..................................... — — 201,002 201,002
Electronic Equipment, Instruments & Components ................. — 5,337,979 — 5,337,979
Energy Equipment & Services .............................. — 641,798 — 641,798
Entertainment ......................................... — 27,975,747 — 27,975,747
Financial Services ...................................... — 53,876,448 28,685,205 82,561,653
Food Products ......................................... — 18,577,529 — 18,577,529
Gas Utilities ........................................... — 1,373,863 — 1,373,863
Ground Transportation ................................... — 8,214,046 — 8,214,046
Health Care Equipment & Supplies ........................... — 4,887,740 — 4,887,740
Health Care Providers & Services ............................ — 34,847,755 13,248 34,861,003
Health Care Technology .................................. — 19,116,657 — 19,116,657
Hotels, Restaurants & Leisure .............................. — 65,230,520 7,567,003 72,797,523
Household Durables ..................................... — 8,862,906 — 8,862,906
Independent Power and Renewable Electricity Producers ............ — 6,044,444 — 6,044,444
Industrial Conglomerates .................................. — 10,136,927 — 10,136,927
Insurance ............................................ — 54,348,780 — 54,348,780
Interactive Media & Services ............................... — 1,765,466 — 1,765,466
IT Services ........................................... — 51,215,378 — 51,215,378
Leisure Products ....................................... — 402,491 — 402,491
Life Sciences Tools & Services .............................. — 2,596,925 — 2,596,925
Machinery ............................................ — 42,671,077 691,428 43,362,505
Media ............................................... — 17,912,725 602,468 18,515,193
Multi-Utilities .......................................... — 5,307,645 — 5,307,645
Oil, Gas & Consumable Fuels ............................... — 9,288,200 — 9,288,200
Passenger Airlines ...................................... — 12,906,121 — 12,906,121
Pharmaceuticals ....................................... — 16,820,604 — 16,820,604
Professional Services .................................... — 35,767,540 3,507,883 39,275,423
Real Estate Management & Development ....................... — 483,337 — 483,337
Semiconductors & Semiconductor Equipment .................... — 5,229,684 — 5,229,684
Software ............................................. — 99,116,085 1,927,280 101,043,365
Specialty Retail ........................................ — 8,759,388 — 8,759,388
Technology Hardware, Storage & Peripherals .................... — 6,180,676 — 6,180,676
Trading Companies & Distributors ............................ — 10,290,625 1,695,243 11,985,868
Transportation Infrastructure ............................... — 10,883,563 1,231,200 12,114,763
Wireless Telecommunication Services ......................... — 4,127,042 902,738 5,029,780
Foreign Agency Obligations ................................. — 33,882,618 — 33,882,618
Foreign Government Obligations .............................. — 62,134,946 — 62,134,946
Investment Companies .................................... 992,060,394 — — 992,060,394
Non-Agency Mortgage-Backed Securities ........................ — 810,011,205 28,645,355 838,656,560
Other Interests .......................................... — — — —
Preferred Securities
Banks ............................................... — 240,710 — 240,710
Chemicals ............................................ — 255,388 — 255,388
Electric Utilities ........................................ — 4,767,000 — 4,767,000
Household Products ..................................... — 5,322,706 — 5,322,706
Independent Power and Renewable Electricity Producers ............ — 923,933 — 923,933
IT Services ........................................... — — 109,413 109,413
Machinery ............................................ — 570,471 — 570,471
Oil, Gas & Consumable Fuels ............................... — 385,735 — 385,735
U.S. Government Sponsored Agency Securities .................... — 4,257,414 — 4,257,414
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 909,442,878 — — 909,442,878
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
July 31, 2025
BlackRock Multi-Asset Income Portfolio

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Unfunded Floating Rate Loan Interests
(a)
........................... $ — $ 833 $ 102,436 $ 103,269
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (1,351) (117) (1,468)
$ 3,759,413,504 $ 6,956,218,108 $ 127,477,148 $ 10,843,108,760
Derivative Financial Instruments
(b)
Assets
Credit contracts ........................................... $ — $ 757,027 $ — $ 757,027
Equity contracts ........................................... 77,918 — — 77,918
Foreign currency exchange contracts ............................ — 10,731,816 — 10,731,816
Interest rate contracts ....................................... 12,943,665 675,194 — 13,618,859
Liabilities
Credit contracts ........................................... — (208,486) — (208,486)
Foreign currency exchange contracts ............................ (14,950,621) (542,236) — (15,492,857)
Interest rate contracts ....................................... (6,548,831) — — (6,548,831)
$ (8,477,869) $ 11,413,315 $ — $ 2,935,446
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Other
Interests
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2024 ................... $ 1,492,900 $ 7,730,363 $ 13,144,708 $ 104,805,816 $ 8,573,352 $ — $ — $ (2,320) $ 135,744,819
Transfers into Level 3 ............................. — — — — — — — — —
Transfers out of Level 3 ............................ — — — (3,797,922) — — — — (3,797,922)
Accrued discounts/premiums ......................... — 53,399 92 21,539 (20,107) — — — 54,923
Net realized gain (loss) ............................ 191,990 (127,183) — 22,882 — 17,684 163 — 105,536
Net change in unrealized appreciation
(a) (b)
................. 138,677 753,854 138,516 31,125,537 165,498 — 28,157 104,639 32,454,878
Purchases ..................................... 1,454,361 5,309,816 29,874,668 65,999,518 19,926,612 — 81,256 — 122,646,231
Sales ........................................ (528,057) (3,165,920) (13,196,811) (142,822,682) — (17,684) (163) — (159,731,317)
Closing balance, as of July 31, 2025 ....................
$ 2,749,871 $ 10,554,329 $ 29,961,173 $ 55,354,688 $ 28,645,355
$ —
$ 109,413 $ 102,319 $ 127,477,148
Net change in unrealized appreciation on investments still held at
July 31, 2025
(b)
................................
$ 138,677 $ 753,854 $ 86,505 $ 9,550 $ 165,498
$ —
$ 28,157 $ 104,639 $ 1,286,880
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at July 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
July 31, 2025

Statements of Assets and Liabilities
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income
Portfolio
(a)
ASSETS
Investments, at value — unaffiliated
(b) (c)
........................................................................ $ 1,055,536,407 $ 8,941,503,687
Investments, at value — affiliated
(d)
........................................................................... 285,196,062 1,901,503,272
Cash .............................................................................................. 460,092 2,203,132
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 2,142,000
Futures contracts ..................................................................................... 13,726,740 65,138,000
Centrally cleared swaps ................................................................................. — 6,608,000
Foreign currency, at value
(e)
................................................................................ 2,491,114 32,322,062
Receivables: – –
Investment s sold ..................................................................................... 22,716,731 88,650,425
Securities lending income — affiliated ....................................................................... 74 63,208
Capital shares sold .................................................................................... 1,829,980 8,541,185
Tax reclaims ........................................................................................ — 568,076
Dividends — unaffiliated ................................................................................ 554,984 5,898,618
Dividends — affiliated .................................................................................. 252,294 1,668,196
Interest — unaffiliated .................................................................................. 4,944,776 48,419,082
From the Manager .................................................................................... 42,036 134,049
Due from broker ...................................................................................... — 310,000
Variation margin on futures contracts ........................................................................ 187,144 1,703,525
Variation margin on centrally cleared swaps ................................................................... — 2,117
Swap premiums paid .................................................................................... 76,780 931,725
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 964,320 10,731,816
OTC swaps ......................................................................................... 156,583 1,395,122
Unfunded floating rate loan interests ........................................................................ 135 103,269
Prepaid e xpenses ...................................................................................... 40,485 64,455
Other assets .......................................................................................... — 189,198
Total a ssets ..........................................................................................
1,389,176,737 11,120,794,219
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. 170,000 880,000
Collateral on securities loaned .............................................................................. 26,807,338 257,280,338
Payables: – –
Investments purchased ................................................................................. 87,887,838 382,435,435
Swaps   ........................................................................................... 3,264 27,238
Accounting services fees ................................................................................ 108,117 228,614
Dividends on short sales ................................................................................ — 3,042,443
Administration fees .................................................................................... 43,253 304,775
Capital shares redeemed ................................................................................ 4,081,385 22,467,643
Custodian fees ....................................................................................... 30,643 243,707
Deferred foreign capital gain tax ........................................................................... — 796,309
Income dividend distributions ............................................................................. 768,914 5,749,046
Interest expense ..................................................................................... 120 1,697
Investment advisory fees ................................................................................ 483,061 3,931,035
Trustees' and Officer's fees .............................................................................. 320 1,733
Other affiliate fees .................................................................................... — 1,270
Professional fees ..................................................................................... 103,010 254,450
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 41,076 1,035,909
Transfer agent fees ................................................................................... 312,952 2,339,095
Other accrued expenses ................................................................................ 100,681 118,165
Variation margin on futures contracts ........................................................................ 1,113,860 3,392,404
Swap premiums received ................................................................................. 67,805 3,390,246
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 14,799 542,236
OTC swaps ......................................................................................... — 96,283
Unfunded floating rate loan interests ........................................................................ 196 1,468
Total li abilities .........................................................................................
122,148,772 689,318,971
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,267,027,965 $ 10,431,475,248

Statements of Assets and Liabilities
(continued)
July 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income
Portfolio
(a)
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,438,919,453 $ 12,040,449,634
Accumulated loss ...................................................................................... (171,891,488) (1,608,974,386)
NET ASSETS .........................................................................................
$ 1,267,027,965 $ 10,431,475,248
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ................................................................... $ 1,026,475,306 $ 8,542,482,512
(c)
  Securities loaned, at value ........................................................................ $ 26,252,126 $ 251,605,987
(d)
  Investments, at cost — affiliated ..................................................................... $ 280,516,774 $ 1,875,462,478
(e)
  Foreign currency, at cost ......................................................................... $ 2,515,387 $ 32,693,069

Statements of Assets and Liabilities
(continued)
July 31, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
(a)
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 951,371,415 $ 5,863,139,991
Shares outstanding ...................................................................................
108,354,730 563,576,484
Net asset value .....................................................................................
$ 8.78 $ 10.40
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 115,274,961 $ 3,577,294,811
Shares outstanding ...................................................................................
13,123,761 344,263,756
Net asset value .....................................................................................
$ 8.78 $ 10.39
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 18,881,693 $ 325,461,421
Shares outstanding ...................................................................................
2,152,627 31,359,887
Net asset value .....................................................................................
$ 8.77 $ 10.38
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 181,499,896 $ 665,579,025
Shares outstanding ...................................................................................
20,660,064 64,009,951
Net asset value .....................................................................................
$ 8.79 $ 10.40
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations

Year Ended July 31, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
(a)
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 6,266,262 $ 68,247,591
Dividends — affiliated ............................................................................... 8,047,926 61,069,577
Interest — unaffiliated ............................................................................... 79,934,367 579,330,595
Securities lending income — affiliated — net ............................................................... 18,075 2,142,348
Payment-in-kind interest — unaffiliated 218,810 1,541,890
Foreign taxes withheld .............................................................................. (244,676) (2,463,410)
Foreign withholding tax claims ......................................................................... 106,278 2,758,053
Total investment income ...............................................................................
94,347,042 712,626,644
EXPENSES
Investment advisory ................................................................................ 6,845,888 54,737,731
Transfer agent — class specific ........................................................................ 870,736 6,506,565
Service and distribution — class specific .................................................................. 501,477 12,955,414
Administration ................................................................................... 469,144 3,631,701
Accounting services ................................................................................ 465,324 957,184
Administration — class specific ........................................................................ 230,210 2,119,509
Professional ..................................................................................... 207,729 136,593
Custodian ....................................................................................... 105,195 335,910
Registration ..................................................................................... 85,809 180,517
Printing and postage ............................................................................... 46,835 63,643
Trustees and Officer ................................................................................ 14,910 70,518
Miscellaneous .................................................................................... 146,738 354,292
Total expenses excluding dividend expense and interest expense ...................................................
9,989,995 82,049,577
Dividend expense — unaffiliated ........................................................................ — 32,832
Interest expense .................................................................................. 26,481 158,515
Total e xpenses .....................................................................................
10,016,476 82,240,924
Less: – –
Administration fees waived by the Manager — class specific ..................................................... (230,155) (2,119,509)
Fees waived and/or reimbursed by the Manager ............................................................. (1,468,805) (7,577,648)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (381,703) (1,524,021)
Total ex penses after fees waived and/or reimbursed ............................................................
7,935,813 71,019,746
Net investment income ................................................................................
86,411,229 641,606,898
REALIZED AND UNREALIZED GAIN (LOSS) $ 20,040,954 $ 180,916,805
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................ (10,124,828) (26,738,166)
Investments — affiliated ........................................................................... 12,708,054 81,824,480
Forward foreign currency exchange contracts ............................................................. (4,079,062) (43,721,442)
Foreign currency transactions ....................................................................... 1,902,017 18,511,603
Futures contracts ................................................................................ 17,005,530 105,739,122
Options written ................................................................................. 399,875 826,363
Short sales — unaffiliated .......................................................................... — (60,381)
Swaps   ...................................................................................... 61,232 1,948,318
17,872,818 138,329,897
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................ 8,461,013 169,948,309
Investments — affiliated ........................................................................... (1,389,248) (46,264,664)
Forward foreign currency exchange contracts ............................................................. 895,489 10,554,643
Foreign currency translations ........................................................................ (126,757) (783,216)
Futures contracts ................................................................................ (5,827,183) (92,044,210)
Options written ................................................................................. 43,913 332,250
Swaps   ...................................................................................... 110,970 739,676
Unfunded floating rate loan interests ................................................................... (61) 104,121
2,168,136 42,586,909
Net realized and unrealized gain .........................................................................
20,040,954 180,916,806
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 106,452,183 $ 822,523,704
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of .............................................
$ — $ (3,088,888)
(c)
  Net of reduction in deferred foreign capital gain tax of ..........................................................
$ — $ 3,008,339

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/25
(a)
Year Ended
07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 86,411,229 $ 79,283,046 $ 641,606,898 $ 684,659,022
Net realized gain (loss) ............................................ 17,872,818 11,403,891 138,329,897 (168,959,525)
Net change in unrealized appreciation (depreciation) ........................ 2,168,136 36,525,472 42,586,909 550,767,970
Net increase in net assets resulting from operations ...........................
106,452,183 127,212,409 822,523,704 1,066,467,467
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Institutional ................................................... (65,081,860) (56,791,834) (353,353,335) (389,278,427)
Investor A .................................................... (8,728,441) (8,464,718) (210,066,355) (232,335,968)
Investor C .................................................... (1,444,205) (1,573,525) (19,002,684) (28,499,567)
Class K ...................................................... (13,947,406) (13,253,399) (39,960,856) (41,771,797)
Decrease in net assets resulting from distributions to shareholders .................
(89,201,912) (80,083,476) (622,383,230) (691,885,759)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
161,566,152 (155,411,408) (714,519,832) (1,667,611,989)
NET ASSETS
Total increase (decrease) in net assets ................................... 178,816,423 (108,282,475) (514,379,358) (1,293,030,281)
Beginning of year ..................................................
1,088,211,542 1,196,494,017 10,945,854,606 12,238,884,887
End of year ......................................................
$ 1,267,027,965 $ 1,088,211,542 $ 10,431,475,248 $ 10,945,854,606
(a)
Consolidated Statement of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Institutional
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ............................
$ 8.66  $ 8.28  $ 8.47  $ 10.23  $ 9.03
Net investment income
(a)
..................................
0 .66  0 .59  0 .51  0 .47  0 .50
Net realized and unrealized gain (loss) .........................
0 .14  0 .39  ( 0 .19 ) ( 1 .54 ) 1 .20
Net increase (decrease) from investment operations ................. 0.80  0.98  0.32  (1.07) 1.70
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .68 ) ( 0 .60 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 )
From net realized gain .................................... —  —  —  ( 0 .11 ) —
Total distributions ......................................... (0.68) (0.60) (0.51) (0.69) (0.50)
Net asset value, end of year ................................ $ 8.78  $ 8.66  $ 8.28  $ 8.47  $ 10.23
Total Return
(c)
Based on net asset value ................................... 9.55% 12.39% 4.18% (11.04)% 19.22%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.84% 0.85% 0.84% 0.81% 0.81%
Total expenses after fees waived and/or reimbursed .................
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ....................................
7.54% 7.16% 6.39% 5.00% 5.12%
Supplemental Data
Net assets, end of year (000) ................................. $ 951,371  $ 763,465  $ 844,522  $ 924,072  $ 1,026,159
Portfolio turnover rate
(f)
..................................... 148% 109% 66%
(g)
59% 77%
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 337% 272% 189% 196% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor A
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ............................
$ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.03
Net investment income
(a)
..................................
0 .63  0 .57  0 .49  0 .45  0 .47
Net realized and unrealized gain (loss) .........................
0 .14  0 .39  ( 0 .18 ) ( 1 .56 ) 1 .21
Net increase (decrease) from investment operations ................. 0.77  0.96  0.31  (1.11) 1.68
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .66 ) ( 0 .58 ) ( 0 .49 ) ( 0 .55 ) ( 0 .47 )
From net realized gain .................................... —  —  —  ( 0 .11 ) —
Total distributions ......................................... (0.66) (0.58) (0.49) (0.66) (0.47)
Net asset value, end of year ................................ $ 8.78  $ 8.67  $ 8.29  $ 8.47  $ 10.24
Total Return
(c)
Based on net asset value ................................... 9.15% 12.10% 4.04% (11.35)% 19.04%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.06% 1.06% 1.05% 1.03% 1.04%
Total expenses after fees waived and/or reimbursed .................
0.90% 0.90% 0.90% 0.90% 0.90%
Net investment income ....................................
7.29% 6.91% 6.15% 4.74% 4.87%
Supplemental Data
Net assets, end of year (000) ................................. $ 115,275  $ 116,971  $ 130,935  $ 136,426  $ 175,444
Portfolio turnover rate
(f)
..................................... 148% 109% 66%
(g)
59% 77%
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 337% 272% 189% 196% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor C
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ............................
$ 8.66  $ 8.28  $ 8.46  $ 10.22  $ 9.02
Net investment income
(a)
..................................
0 .57  0 .51  0 .43  0 .38  0 .40
Net realized and unrealized gain (loss) .........................
0 .13  0 .39  ( 0 .18 ) ( 1 .55 ) 1 .20
Net increase (decrease) from investment operations ................. 0.70  0.90  0.25  (1.17) 1.60
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .59 ) ( 0 .52 ) ( 0 .43 ) ( 0 .48 ) ( 0 .40 )
From net realized gain .................................... —  —  —  ( 0 .11 ) —
Total distributions ......................................... (0.59) (0.52) (0.43) (0.59) (0.40)
Net asset value, end of year ................................ $ 8.77  $ 8.66  $ 8.28  $ 8.46  $ 10.22
Total Return
(c)
Based on net asset value ................................... 8.36% 11.29% 3.27% (11.94)% 18.06%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
1.83% 1.84% 1.84% 1.80% 1.80%
Total expenses after fees waived and/or reimbursed .................
1.65% 1.65% 1.65% 1.65% 1.65%
Net investment income ....................................
6.54% 6.16% 5.39% 4.00% 4.13%
Supplemental Data
Net assets, end of year (000) ................................. $ 18,882  $ 24,119  $ 28,629  $ 35,475  $ 46,242
Portfolio turnover rate
(f)
..................................... 148% 109% 66%
(g)
59% 77%
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 337% 272% 189% 196% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(g)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Class K
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ............................
$ 8.67  $ 8.29  $ 8.47  $ 10.24  $ 9.04
Net investment income
(a)
..................................
0 .66  0 .60  0 .52  0 .48  0 .50
Net realized and unrealized gain (loss) .........................
0 .14  0 .38  ( 0 .19 ) ( 1 .56 ) 1 .20
Net increase (decrease) from investment operations ................. 0.80  0.98  0.33  (1.08) 1.70
Distributions
(b)
– – – – –
From net investment income ............................... ( 0 .68 ) ( 0 .60 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 )
From net realized gain .................................... —  —  —  ( 0 .11 ) —
Total distributions ......................................... (0.68) (0.60) (0.51) (0.69) (0.50)
Net asset value, end of year ................................ $ 8.79  $ 8.67  $ 8.29  $ 8.47  $ 10.24
Total Return
(c)
Based on net asset value ................................... 9.60% 12.43% 4.35% (11.09)% 19.27%
(d)
Ratios to Average Net Assets
(e)
Total expen ses ..........................................
0.75% 0.76% 0.76% 0.72% 0.72%
Total expenses after fees waived and/or reimbursed .................
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ....................................
7.59% 7.21% 6.44% 5.05% 5.14%
Supplemental Data
Net assets, end of year (000) ................................. $ 181,500  $ 183,657  $ 192,408  $ 217,072  $ 263,934
Portfolio turnover rate
(f)
..................................... 148% 109% 66%
(g)
59% 77%
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 337% 272% 189% 196% 180%

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Institutional
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ............................
$ 10.20  $ 9.84  $ 10.04  $ 11.54  $ 10.62
Net investment income
(b)
..................................
0 .63  0 .61  0 .55  0 .47  0 .49
Net realized and unrealized gain (loss) .........................
0 .18  0 .37  ( 0 .20 ) ( 1 .36 ) 0 .91
Net increase (decrease) from investment operations ................. 0.81  0.98  0.35  (0.89) 1.40
Distributions from net investment income
(c)
..................... (0.61) (0.62) (0.55) (0.61) (0.48)
Net asset value, end of year ................................ $ 10.40  $ 10.20  $ 9.84  $ 10.04  $ 11.54
Total Return
(d)
Based on net asset value ................................... 8.22% 10.35% 3.77% (8.03)% 13.40%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
0.66% 0.67% 0.66% 0.65% 0.65%
Total expenses after fees waived and/or reimbursed .................
0.55% 0.56% 0.55% 0.55% 0.55%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims ..............................................
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ....................................
6.17% 6.22% 5.65% 4.27% 4.36%
Supplemental Data
Net assets, end of year (000) ................................. $ 5,863,140  $ 6,025,063  $ 6,755,645  $ 8,470,092  $ 10,280,019
Portfolio turnover rate
(g)
..................................... 99% 83% 56%
(h)
57% 74%
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 197% 162% 120% 130% 135%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor A
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ............................
$ 10.19  $ 9.83  $ 10.03  $ 11.53  $ 10.61
Net investment income
(b)
..................................
0 .61  0 .59  0 .52  0 .44  0 .46
Net realized and unrealized gain (loss) .........................
0 .18  0 .36  ( 0 .19 ) ( 1 .36 ) 0 .91
Net increase (decrease) from investment operations ................. 0.79  0.95  0.33  (0.92) 1.37
Distributions from net investment income
(c)
..................... (0.59) (0.59) (0.53) (0.58) (0.45)
Net asset value, end of year ................................ $ 10.39  $ 10.19  $ 9.83  $ 10.03  $ 11.53
Total Return
(d)
Based on net asset value ................................... 7.95% 10.08% 3.51% (8.27)% 13.13%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
0.90% 0.91% 0.89% 0.89% 0.88%
Total expenses after fees waived and/or reimbursed .................
0.80% 0.81% 0.80% 0.80% 0.80%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims ..............................................
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ....................................
5.92% 5.98% 5.41% 4.03% 4.10%
Supplemental Data
Net assets, end of year (000) ................................. $ 3,577,295  $ 3,802,753  $ 4,118,370  $ 4,786,022  $ 5,383,460
Portfolio turnover rate
(g)
..................................... 99% 83% 56%
(h)
57% 74%
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 197% 162% 120% 130% 135%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in equity swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor C
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ............................
$ 10.18  $ 9.81  $ 10.02  $ 11.51  $ 10.59
Net investment income
(b)
..................................
0 .53  0 .51  0 .45  0 .36  0 .37
Net realized and unrealized gain (loss) .........................
0 .18  0 .38  ( 0 .20 ) ( 1 .35 ) 0 .91
Net increase (decrease) from investment operations ................. 0.71  0.89  0.25  (0.99) 1.28
Distributions from net investment income
(c)
..................... (0.51) (0.52) (0.46) (0.50) (0.36)
Net asset value, end of year ................................ $ 10.38  $ 10.18  $ 9.81  $ 10.02  $ 11.51
Total Return
(d)
Based on net asset value ................................... 7.15% 9.38% 2.63% (8.89)% 12.30%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
1.67% 1.68% 1.67% 1.66% 1.65%
Total expenses after fees waived and/or reimbursed .................
1.55% 1.56% 1.55% 1.55% 1.55%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims ..............................................
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income ....................................
5.17% 5.23% 4.64% 3.26% 3.36%
Supplemental Data
Net assets, end of year (000) ................................. $ 325,461  $ 454,149  $ 666,495  $ 1,010,613  $ 1,498,142
Portfolio turnover rate
(g)
..................................... 99% 83% 56%
(h)
57% 74%
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 197% 162% 120% 130% 135%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(h)
Excludes underlying investments in equity swaps.
BlackRock Multi-Asset Income Portfolio
Class K
Year Ended
07/31/25
(a)
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Net asset value, beginning of year ............................
$ 10.20  $ 9.83  $ 10.04  $ 11.53  $ 10.61
Net investment income
(b)
..................................
0 .64  0 .62  0 .55  0 .47  0 .49
Net realized and unrealized gain (loss) .........................
0 .18  0 .37  ( 0 .20 ) ( 1 .35 ) 0 .91
Net increase (decrease) from investment operations ................. 0.82  0.99  0.35  (0.88) 1.40
Distributions from net investment income
(c)
..................... (0.62) (0.62) (0.56) (0.61) (0.48)
Net asset value, end of year ................................ $ 10.40  $ 10.20  $ 9.83  $ 10.04  $ 11.53
Total Return
(d)
Based on net asset value ................................... 8.27% 10.52% 3.71% (7.90)% 13.47%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
0.60% 0.61% 0.60% 0.59% 0.58%
Total expenses after fees waived and/or reimbursed .................
0.50% 0.51% 0.50% 0.50% 0.50%
Total expenses after fees waived and/or reimbursed and excluding dividend expense, interest expense and professional fees for foreign withholding tax claims ..............................................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ....................................
6.23% 6.28% 5.70% 4.34% 4.41%
Supplemental Data
Net assets, end of year (000) ................................. $ 665,579  $ 663,889  $ 698,375  $ 1,027,724  $ 1,109,227
Portfolio turnover rate
(g)
..................................... 99% 83% 56%
(h)
57% 74%
Year Ended
07/31/25
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Portfolio turnover rate (including equity-linked notes) ................................... 197% 162% 120% 130% 135%
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation:  The accompanying consolidated financial statements of Multi-Asset Income include the accounts of BR-INC Subsidiary, LLC (the “Taxable
Subsidiary”), which is a wholly-owned taxable subsidiary of Multi-Asset Income. The Taxable Subsidiary enables Multi-Asset Income to hold certain pass-through investments and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for Multi-Asset Income. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for Multi-Asset Income. Taxes
payable or deferred as of July 31, 2025 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities. Multi-Asset Income may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $240,017, which is less than 0.1% of Multi-Asset Income's consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to Multi-Asset Income.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains
(losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
(continued)

Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Dynamic High Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan $ 12,330 $ 12,268 $ 12,330 $ 62
Dynamic High Income
Clydesdale Acquisition Holdings, Inc., Delayed Draw 1st Lien Term
Loan B ........................................ 7,172 7,174 7,165 (9)
Dynamic High Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 13,501 13,484 13,505 21
Dynamic High Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 12,810 12,748 12,800 52
Dynamic High Income Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 10,109 10,123 10,109 (14)
Dynamic High Income SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 55,553 55,553 55,380 (173)
$ (61)
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Multi-Asset Income Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan $ 80,147 $ 79,746 $ 80,147 $ 401
Multi-Asset Income
Clydesdale Acquisition Holdings, Inc., Delayed Draw 1st Lien Term
Loan B ........................................ 46,278 46,289 46,234 (55)
Multi-Asset Income CTP-02 Propco LLC ............................... 3,174,217 3,083,467 3,172,196 88,729
Multi-Asset Income Goodarz Holding Co. SARL, Delayed Draw 1st Lien Term Loan .. 1,422,983 1,621,631 1,623,032 1,401
Multi-Asset Income
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... 112,606 112,606 114,858 2,252
Multi-Asset Income Houston Center, Delayed Draw 1st Lien Term Loan .......... 1,626,298 1,506,115 1,516,169 10,054
Multi-Asset Income Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 88,005 87,895 88,032 137
Multi-Asset Income Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 71,889 71,539 71,834 295
Multi-Asset Income Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 77,980 78,097 77,980 (117)
Multi-Asset Income SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 415,252 415,252 413,956 (1,296)
$ 101,801

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash
pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Dynamic High Income
Cowen and Co. LLC .......................... $ 76,769 $ (76,769) $ — $ —
J.P. Morgan Securities LLC ...................... 26,173,000 (26,173,000) — —
Morgan Stanley .............................. 2,357 (2,357) — —
$ 26,252,126 $ (26,252,126) $ — $ —
Multi-Asset Income
Barclays Capital, Inc. .......................... 19,184,295 (19,184,295) — —
BofA Securities, Inc. ........................... 111,441,645 (111,441,645) — —
Citigroup Global Markets, Inc. .................... 14,628,195 (14,628,195) — —
Goldman Sachs & Co. LLC ...................... 10,706,857 (10,706,857) — —
J.P. Morgan Securities LLC ...................... 85,731,488 (85,731,488) — —
Toronto-Dominion Bank ........................ 9,913,507 (9,913,507) — —
$ 251,605,987 $ (251,605,987) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  each Fund , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income's direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents
(including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited (“BAMNA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500

Notes to Financial Statements
(continued)

Notes to Financial Statements
service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended July 31, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended July 31, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended July 31, 2025, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended July 31, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended July 31, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  July 31, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended July 31, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 289,286 $ 212,191 $ 501,477
Multi-Asset Income ............................................................................... 9,146,093 3,809,321 12,955,414
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 167,235 $ 23,143 $ 4,244 $ 35,588 $ 230,210
Multi-Asset Income .............................................................. 1,179,431 731,688 76,186 132,204 2,119,509
Fund Name Institutional
Multi-Asset Income ........................................................................................................ $ 29,074
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 1,500 $ 1,440 $ 609 $ 317 $ 3,866
Multi-Asset Income .............................................................. 9,993 36,161 7,777 884 54,815
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 781,713 $ 66,548 $ 16,217 $ 6,258 $ 870,736
Multi-Asset Income .............................................................. 4,169,807 2,041,170 277,279 18,309 6,506,565
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 4,445
Multi-Asset Income ....................................................................................................... 44,065
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 2,877 $ 77
Multi-Asset Income ............................................................................................ 84,035 10,792

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended July 31, 2025 , the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2026. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2026. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the year ended July 31, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended July 31, 2025, the amounts included in fees waived and/
or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended July 31, 2025, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Dynamic High Income ...................................................................................................... $ 70,283
Multi-Asset Income ....................................................................................................... 509,625
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 615,558
Multi-Asset Income ....................................................................................................... 4,019,069
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Dynamic High Income ........................................................................................................ $ 782,964
Multi-Asset Income ......................................................................................................... 3,048,954
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Dynamic High Income
Institutional .................................................................................... $ 167,235 $ 360,963
Investor A ..................................................................................... 23,094 8,712
Investor C ..................................................................................... 4,244 5,794
Class K ...................................................................................... 35,582 6,234
$ 230,155 $ 381,703
Multi-Asset Income
Institutional .................................................................................... 1,179,431 1,211,832
Investor A ..................................................................................... 731,688 207,272
Investor C ..................................................................................... 76,186 86,608
Class K ...................................................................................... 132,204 18,309
$ 2,119,509 $ 1,524,021

Notes to Financial Statements
(continued)

Notes to Financial Statements
fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
July 31, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended July 31, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended July 31, 2025, purchases and sales of investments, excluding short-term securities and equity linked notes, were as follows:
For the year ended July 31, 2025, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 3,887
Multi-Asset Income ....................................................................................................... 461,077
Fund Name Purchases Sales
Net Realized
Gain
Dynamic High Income ................................................................... $ 8,688,370 $ 1,034,077 $ 162,341
Multi-Asset Income .................................................................... 30,564,811 6,428,956 695,723
Other Securities
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 1,225,492,430 $ 1,141,837,565
Multi-Asset Income .................................................................................... 8,426,900,186 8,768,992,163
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 2,565,072,382 $ 2,565,488,834
Multi-Asset Income .................................................................................... 11,266,876,099 11,295,431,455

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses and net losses derived from the Fund's wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization methods for premiums on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and constructive sales, the timing and recognition of partnership income, the accounting for swap agreements and the characterization of corporate actions.
During the year ended July 31, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of July 31, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended July 31, 2025, the Funds did not borrow under the credit agreement.
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Multi-Asset Income ......................................................................... $ 270,283 $ (270,283)
—
Fund Name
Year Ended
07/31/25
Year Ended
07/31/24
Dynamic High Income
Ordinary income ...................................................................................... $ 89,201,912 $ 80,083,476
Multi-Asset Income
Ordinary income ...................................................................................... $ 622,383,230 $ 691,885,759
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Dynamic High Income ...................................................... $ 2,473,011 $ (201,788,758) $ 27,424,259 $ (171,891,488)
Multi-Asset Income ....................................................... 57,031,047 (1,871,353,807) 205,348,374 (1,608,974,386)
Fund Name Amount Utilized
Dynamic High Income .................................................................................................. $ 13,425,053
Multi-Asset Income ................................................................................................... 59,792,442
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,309,580,434 $ 53,126,579 $ (21,974,544) $ 31,152,035
Multi-Asset Income ................................................ 10,462,531,742 614,391,391 (233,916,174) 380,475,217

Notes to Financial Statements
(continued)

Notes to Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest  in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
07/31/25
Year Ended
07/31/24
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold ..........................................
38,798,513 $ 335,858,956 20,048,338 $ 166,520,807
Shares issued in reinvestment of distributions .....................
6,585,515 57,327,614 5,936,808 49,314,489
Shares redeemed ......................................
(25,148,663) (218,280,007) (39,814,824) (330,069,651)
20,235,365 $ 174,906,563 (13,829,678) $ (114,234,355)
Investor A
Shares sold and automatic conversion of shares ....................
2,304,396 $ 20,056,844 1,748,676 $ 14,471,426
Shares issued in reinvestment of distributions .....................
883,325 7,695,076 905,143 7,522,040
Shares redeemed ......................................
(3,559,122) (30,903,382) (4,958,433) (41,038,269)
(371,401) $ (3,151,462) (2,304,614) $ (19,044,803)
Investor C
Shares sold ..........................................
96,682 $ 840,287 56,415 $ 470,183
Shares issued in reinvestment of distributions .....................
159,906 1,391,434 179,071 1,485,765
Shares redeemed and automatic conversion of shares ...............
(890,343) (7,722,429) (908,573) (7,480,162)
(633,755) $ (5,490,708) (673,087) $ (5,524,214)
Class K
Shares sold ..........................................
2,181,500 $ 18,865,505 1,148,900 $ 9,536,561
Shares issued in reinvestment of distributions .....................
1,596,943 13,916,565 1,591,766 13,238,300
Shares redeemed ......................................
(4,304,240) (37,480,311) (4,769,498) (39,382,897)
(525,797) $ (4,698,241) (2,028,832) $ (16,608,036)
18,704,412 $ 161,566,152 (18,836,211) $ (155,411,408)
Multi-Asset Income
Institutional
Shares sold ..........................................
81,244,489 $ 833,029,522 94,646,722 $ 927,041,457
Shares issued in reinvestment of distributions .....................
30,821,136 317,084,332 35,748,490 351,191,503
Shares redeemed ......................................
(138,996,753) (1,423,740,957) (226,561,012) (2,214,009,505)
(26,931,128) $ (273,627,103) (96,165,800) $ (935,776,545)
Investor A
Shares sold and automatic conversion of shares ....................
37,202,666 $ 381,001,887 39,910,243 $ 390,626,503
Shares issued in reinvestment of distributions .....................
19,245,135 197,764,535 22,324,956 219,168,405
Shares redeemed ......................................
(85,324,307) (873,298,883) (108,195,474) (1,057,472,883)
(28,876,506) $ (294,532,461) (45,960,275) $ (447,677,975)
Investor C
Shares sold ..........................................
2,038,988 $ 20,881,546 2,133,493 $ 20,934,819
Shares issued in reinvestment of distributions .....................
1,804,677 18,521,533 2,840,503 27,791,890
Shares redeemed and automatic conversion of shares ...............
(17,101,456) (174,788,404) (28,262,613) (275,702,330)
(13,257,791) $ (135,385,325) (23,288,617) $ (226,975,621)
Class K
Shares sold ..........................................
11,475,933 $ 117,545,044 10,642,541 $ 104,276,786
Shares issued in reinvestment of distributions .....................
3,709,789 38,149,044 4,078,061 40,055,364
Shares redeemed ......................................
(16,277,697) (166,669,031) (20,639,825) (201,513,998)
(1,091,975) $ (10,974,943) (5,919,223) $ (57,181,848)
(70,157,400) $ (714,519,832) (171,333,915) $ (1,667,611,989)

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of July 31, 2025, BlackRock HoldCo 2, Inc., an affiliate of the Fund, owned 22,548 Class K Shares of Dynamic High Income.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information

To the Board of Trustees of BlackRock Funds II and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting BlackRock Funds II, hereafter collectively referred to as the "Funds") as of July 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
(1)
Statement of operations for the year ended July 31, 2025, statement of changes in net assets for each of the two years in the period ended July 31, 2025 and the financial highlights for each of the five years in the period ended July 31, 2025.
(2)
Consolidated statement of assets and liabilities, including the consolidated schedule of investments, as of July 31, 2025, consolidated statements of operations and of changes in net assets for the year ended July 31, 2025, statement of changes in net assets for the year ended July 31, 2024, the consolidated financial highlights for the year ended July 31, 2025 and the financial highlights for each of the four years in the period ended July 31, 2024.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2025 by correspondence with the custodian, portfolio companies, transfer agent, agent banks and brokers; when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2025
We have served as the auditor of one or more BlackRock investment companies since 2000.
BlackRock Dynamic High Income Portfolio
(1)
BlackRock Multi-Asset Income Portfolio
(2)

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
July 31, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2025:
Fund Name
Qualified Dividend
Income
Dynamic High Income ................................................................................................ $ 7,293,851
Multi-Asset Income ................................................................................................. 88,793,433
Fund Name
Qualified Business
Income
Dynamic High Income ................................................................................................ $ 346,230
Multi-Asset Income ................................................................................................. 2,808,213
Fund Name Federal Obligation Interest
Dynamic High Income ................................................................................................ $ 1,986,649
Multi-Asset Income ................................................................................................. 14,269,499
Fund Name
Dividends-Received
Deduction
Dynamic High Income ................................................................................................ 2 .91%
Multi-Asset Income ................................................................................................. 5 .30
Fund Name Interest Dividends
Dynamic High Income ................................................................................................ $ 32,709,466
Multi-Asset Income ................................................................................................. 314,961,763
Fund Name
Interest-Related
Dividends
Dynamic High Income ................................................................................................ $ 17,770,352
Multi-Asset Income ................................................................................................. 214,990,082

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2025
BlackRock Annual Financial Statements and Additional Information

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of BlackRock Funds II (the “Trust”) met on April 22, 2025 (the “April
Meeting”) and May 20-21, 2025 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Dynamic High Income Portfolio (“Dynamic High Income Portfolio”) and BlackRock Multi-Asset Income Portfolio (the “Multi-Asset Income Portfolio”)
(together, the “Funds” and each, a “Fund”) and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between the Manager and (1) BlackRock (Singapore) Limited (“BSL”) with respect to each Fund; (2)
BlackRock Asset Management North Asia Limited (“BNA”) with respect to each Fund and BlackRock International Limited (“BIL” and together with BNA and BSL, the “Sub-
Advisors”) with respect to each Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements
are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-
end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s)
they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and
(g) other factors deemed relevant by the Board Members.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the
Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the
Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Funds facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each
Fund and its shareholders.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the April
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
April meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The
Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, Dynamic High Income Portfolio ranked in second, fourth and fourth quartiles, respectively, against its Performance Peers. The Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that
BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods. The Board was informed that, among other things, underperformance was driven by the weakness of dividend-oriented equities, which the Fund holds, relative to the strength of broader growth equities which the peer group holds. Also, selection within below investment grade fixed income detracted from performance. The
Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the
Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
The Board noted that for the one-, three- and five-year periods reported, Multi-Asset Income Portfolio ranked in the third, first and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that Dynamic High Income Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers.
The Board noted that Multi-Asset Income Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in second quartile relative to the Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the pertinent
Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each
Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Funds in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and Sub-Advisors, with respect to each Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different
Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NYRS New York Registered Shares
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: September 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds II

Date: September 23, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: September 23, 2025